UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	American Skandia Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

AMERICAN SKANDIA

TRUST

Financial Statements

For the Semi-Annual Period Ended

June 30, 2004

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation’s Annuities based on information provided by the underlying portfolios. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, and charges and expenses carefully before investing. The contract’s prospectus and the underlying portfolios prospectus contain information relating to investment objectives, risks, and charges and expenses as well as other important information. Contact your financial professional for the contract’s prospectus together with the applicable prospectuses for the American Skandia Trust. You should read the prospectuses carefully before investing or sending any money.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

IFS-2004-A087705	Please note that inside are a Prospectus Supplement and a Notice dated August 20, 2004. One of these two documents is applicable to your variable annuity based on the product you own. The product names to which the document applies are listed at the top of each document.

American Skandia, Inc.
One Corporate Drive
P.O. Box 883
Shelton, CT 06484-0883
Telephone: (203) 926-1888

July 30, 2004

Dear Contract Owner:

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Some investors still seem to be watching developments from the sidelines. This reaction is understandable, given the unsettled global political climate and the potential for rising short-term interest rates. However, too much time on the sidelines can make it difficult to achieve long-term goals. We recommend a different approach.

A broadly diversified portfolio through asset allocation can help you better manage downside risk by avoiding overexposure to any specific asset class. And this strategy may better position your investments to capture more upside performance as asset classes rotate in and out of favor.

Your investment professional can help you create a diversified investment plan that takes into account your reasons for investing, the time you have to reach your goals, and the amount of risk you feel comfortable assuming. With the proper asset allocation in your portfolio, it will be easier for you to stay focused on achieving your long-term goals.

Prudential is committed to providing you with the financial solutions to help you grow and protect your wealth. We thank you for your confidence in our products and look forward to continuing to serve your investment needs.

Sincerely,

David R. Odenath, President

Prudential Annuities

Prudential Annuities is a business unit of Prudential Financial.

AST JPMorgan International Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCK
Australia — 2.1%
BHP Billiton Ltd.	310,900	$2,713,666
News Corp. Ltd.	242,300	2,140,215
Woodside Petroleum Ltd.	149,800	1,739,531

		6,593,412

Belgium — 1.2%
Dexia	226,400	3,757,128

Brazil — 0.8%
Companhia Vale do Rio Doce [ADR]	49,138	2,336,512

Finland — 1.3%
Nokia Oyj	277,000	3,996,958

France — 10.9%
Axa SA	203,000	4,470,332
BNP Paribas SA	84,100	5,172,284
Compagnie de Saint-Gobain	102,000	5,084,302
Dassault Systemes SA	72,400	3,356,933
Lafarge SA	32,800	2,925,115
Total SA	67,200	12,811,601

		33,820,567

Germany — 5.6%
BASF AG	41,700	2,231,800
Bayerische Motoren Werke AG	112,200	4,964,794
Deutsche Post AG	165,900	3,582,696
Schering AG	39,600	2,333,323
Siemens AG	58,200	4,185,517

		17,298,130

Hong Kong
Cheung Kong Holdings Ltd.	100	737

Ireland — 0.9%
Bank of Ireland	219,200	2,928,249

Italy — 4.4%
Eni SPA	527,300	10,469,914
Telecom Italia SPA	1,482,500	3,273,682

		13,743,596

Japan — 20.5%
Canon, Inc.	126,000	6,639,784
Chugai Pharmaceutical Co. Ltd.	134,700	2,113,425
Daikin Industries Ltd.	77,000	2,067,635
Fanuc Ltd.	38,700	2,308,913
Honda Motor Co. Ltd.	110,700	5,336,407
Hoya Corp.	40,200	4,207,341
Kao Corp.	121,000	2,916,464
Matsushita Electric Industrial Co. Ltd.	165,000	2,342,345

	Shares	Value (Note 2)

Mitsubishi Corp.	209,000	$2,030,335
Mitsubishi Tokyo Financial Group, Inc.	400	3,702,516
Nikko Cordial Corp.	589,000	2,855,529
Nintendo Co. Ltd.	27,400	3,176,557
Nippon Telegraph and Telephone Corp.	500	2,671,493
Nippon Unipac Holding	300	1,569,903
Secom Co. Ltd.	68,000	2,885,396
Sharp Corp.	138,000	2,204,408
Shin-Etsu Chemical Co. Ltd.	60,200	2,151,675
SMC Corp.	20,700	2,238,556
Sumitomo Corp.	429,000	3,113,852
Takeda Chemical Industries Ltd.	49,500	2,172,983
Takefuji Corp.	29,250	2,120,400
Yamanouchi Pharmaceutical Co. Ltd.	80,500	2,707,556

		63,533,473

Korea — 2.0%
Posco [ADR]	52,100	1,745,871
Samsung Electronics Co. Ltd. [GDR]	14,500	2,992,861
SK Telecom Co. Ltd. [ADR]	68,600	1,439,914

		6,178,646

Mexico — 0.5%
Fomento Economico Mexicano SA de CV [ADR]	35,400	1,622,736

Netherlands — 6.4%
ABN AMRO Holding NV	207,700	4,543,509
Fortis Bank*	120,800	2,666,057
ING Groep NV	125,400	2,959,814
Koninklijke (Royal) Philips Electronics NV	168,300	4,531,382
Reed Elsevier NV	199,500	2,801,005
Wolters Kluwer NV	129,400	2,348,920

		19,850,687

Russia — 0.4%
Yukos [ADR]	42,200	1,341,960

Spain — 2.7%
Altadis SA	104,800	3,238,621
Banco Popular Espanol SA	90,600	5,116,801

		8,355,422

Switzerland — 11.4%
Adecco SA	60,500	3,014,372
Holcim Ltd.	89,829	4,884,482
Nestle SA	20,000	5,333,759
Novartis AG	146,800	6,476,127
Roche Holding AG	55,900	5,534,653
UBS AG	93,100	6,560,265
Zurich Financial Services AG	22,000	3,473,730

		35,277,388

AST JPMorgan International Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)
United Kingdom — 28.2%
Allied Domecq PLC	371,100	$3,166,417
Aviva PLC	235,500	2,430,081
Barclays PLC	605,200	5,155,647
BG Group PLC	617,500	3,804,643
British Land Co. PLC	273,800	3,443,479
Centrica PLC	563,700	2,294,996
Compass Group PLC	349,300	2,131,578
GlaxoSmithKline PLC	387,000	7,832,359
HSBC Holdings PLC	629,500	9,483,095
InterContinental Hotels Group PLC	214,200	2,262,731
Kingfisher PLC	593,300	3,079,905
National Grid Transco PLC	389,000	3,001,696
Reckitt Benckiser PLC	182,900	5,177,667
Royal Bank of Scotland Group PLC	120,000	3,455,805
Schroder PLC	202,700	2,253,366
Standard Chartered PLC	175,900	2,864,571
Tesco PLC	1,420,100	6,856,872
Vodafone Group PLC	4,663,900	10,213,011
William Morrison Supermarkets PLC	841,000	3,534,543
Wolseley PLC	351,600	5,451,707

		87,894,169

Total Long-Term Investments — 99.3%
(Cost $296,607,693; Note 5)		308,529,770
Other Assets in Excess of Liabilities — 0.7%		2,028,333

Net Assets — 100.0%		$310,558,103

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2004 was as follows:

Industry
Financial-Bank & Trust	15.7%
Oil & Gas	10.5
Pharmaceuticals	9.4
Telecommunications	7.0
Electronic Components & Equipment	5.8
Building Materials	5.7
Food	4.6
Financial Services	4.4
Insurance	4.3
Conglomerates	3.4
Consumer Products & Services	3.4
Automobile Manufacturers	3.3
Office Equipment	2.1
Retail & Merchandising	2.1
Printing & Publishing	1.7
Beverages	1.5
Chemicals	1.4
Medical Supplies & Equipment	1.4
Semiconductors	1.4
Metals & Mining	1.3
Computer Services & Software	1.1
Real Estate	1.1
Transportation	1.1
Commercial Services	1.0
Entertainment & Leisure	1.0
Farming & Agriculture	1.0
Broadcasting	0.7
Hotels & Motels	0.7
Machinery & Equipment	0.7
Paper & Forest Products	0.5

99.3
Other assets in excess of liabilities	0.7

Total	100.0%

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.

See Notes to Financial Statements.

AST William Blair International Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 92.4%
COMMON STOCK — 91.2%
Australia — 2.0%
BHP Billiton Ltd.	424,424	$3,704,552
Macquarie Bank Ltd.	460,100	10,858,763
Toll Holdings Ltd.	1,071,700	8,002,998

		22,566,313

Austria — 1.5%
Erste Bank der Oesterreichischen Sparkassen AG	105,550	16,578,668

Canada — 6.5%
Alimentation Couche-Tard, Inc. (Class “B” Stock)*	317,400	5,534,822
Manulife Financial Corp.	849,800	34,258,207
Precision Drilling Corp.*	110,800	5,266,667
Research in Motion Ltd.*	172,200	11,749,287
Research in Motion Ltd. — USD*	34,860	2,385,818
Shoppers Drug Mart Corp.*	147,100	3,664,471
Suncor Energy, Inc.	452,300	11,473,222

		74,332,494

China — 0.7%
CNOOC Ltd.	12,338,500	5,220,269
Huaneng Power International, Inc.	2,600,000	2,316,726

		7,536,995

France — 7.1%
Axa SA	215,550	4,746,700
Dior, (Christian) SA	175,600	11,355,152
Essilor International SA	33,470	2,184,694
Hermes International Designs	54,900	10,960,897
Klepierre	51,800	3,541,859
LVMH Moet Hennessy Louis Vuitton SA	128,698	9,308,696
Sanofi-Synthelabo SA	238,500	15,117,893
Schneider Electric SA	41,030	2,800,461
Societe Generale (Class “A” Stock)	49,490	4,205,804
Total SA	51,300	9,780,285
Vinci SA	27,060	2,725,984
Vivendi Universal SA*	149,010	4,133,476

		80,861,901

Germany — 6.4%
Bayerische Motoren Werke AG	434,600	19,230,837
Continental AG	48,840	2,355,453
Depfa Bank PLC	110,750	1,608,841
Deutsche Bank AG	40	3,143
Puma AG Rudolf Dassler Sport	62,310	15,834,304
SAP AG	140,570	23,303,772
Siemens AG	82,870	5,959,687
T-Online International AG*	419,400	4,781,159

		73,077,196

	Shares	Value (Note 2)

Greece — 1.3%
Alpha Bank AE	76,020	$1,933,033
Coca-Cola Hellenic Bottling Co. SA	304,000	7,101,335
National Bank of Greece SA	234,260	5,096,016
Public Power Corp.	50,350	1,200,662

		15,331,046

Hong Kong — 3.5%
Esprit Holdings Ltd.	2,019,000	9,033,962
Li & Fung Ltd.	4,024,000	5,881,382
Standard Chartered PLC	1,082,930	17,635,761
Techtronic Industries Co. Ltd.	4,348,160	6,940,510

		39,491,615

India — 1.0%
HDFC Bank Ltd.	426,600	3,430,430
Infosys Technologies Ltd.	71,109	8,542,205

		11,972,635

Indonesia — 0.3%
PT Unilever Indonesia TBK	8,477,000	3,538,657

Ireland — 0.7%
Anglo Irish Bank Corp. PLC	536,422	8,386,387

Israel — 1.1%
Teva Pharmaceutical Industries Ltd. [ADR]	178,647	12,021,157

Italy — 1.7%
Banco Popolare di Verona e Novara Scrl	795,600	13,667,675
Merloni Elettrodomestici SPA	221,000	3,925,638
Saipem SPA	194,860	1,773,330

		19,366,643

Japan — 20.1%
Askul Corp.	82,200	5,160,335
Canon, Inc.	546,500	28,798,743
Chugai Pharmaceutical Co. Ltd.	98	1,538
Fast Retailing Co. Ltd.	155,600	12,591,743
Hino Motors Ltd.	2,167,000	15,689,227
Hoya Corp.	154,900	16,211,868
Ito-Yokado Co. Ltd.	42,000	1,797,553
Keyence Corp.	85,400	19,480,420
Mitsubishi Tokyo Financial Group, Inc.	300	2,776,887
Nitto Denko Corp.	201,300	10,294,222
Orix Corp.	130,500	14,949,824
Sharp Corp.	959,800	15,331,819
Shinsei Bank Ltd.	471,000	3,004,317
SMC Corp.	114,400	12,371,535
Sumitomo Mitsui Financial Group, Inc.	4,203	28,812,206
Sumitomo Trust & Banking Co. Ltd.	2,885,000	20,543,875

AST William Blair International Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Toto Ltd.	876,000	$9,216,405
Toyota Motor Corp.	132,800	5,379,425
Yahoo! Japan Corp.*	108	1,049,168
Yamada Denki Co. Ltd.	165,300	6,165,706

		229,626,816

Korea — 3.0%
Hyundai Motor Co. Ltd.	288,690	11,105,383
Samsung Electronics Co. Ltd.	50,880	21,003,687
Seoul Bank	102,410	2,162,531

		34,271,601

Mexico — 1.6%
America Movil (Class “L” Stock) [ADR]	89,840	3,267,481
America Movil SA de CV	5,433,600	9,870,278
Wal-Mart de Mexico SA de CV	1,584,500	4,698,682

		17,836,441

Netherlands — 0.4%
ING Groep NV	207,360	4,894,315

Russia — 0.6%
AO VimpelCom [ADR]*	23,480	2,264,646
Mobile Telesystems [ADR]	39,018	4,760,196

		7,024,842

South Africa — 1.1%
MTN Group Ltd.	302,990	1,390,030
Standard Bank Group Ltd.	1,649,200	11,415,445

		12,805,475

Spain — 2.1%
Banco Popular Espanol SA	139,700	7,889,813
Grupo Ferrovial SA	163,600	6,811,276
Repsol YPF SA	231,020	5,059,263
Telefonica SA	295,990	4,375,407

		24,135,759

Sweden — 3.1%
Ainax AB*	9,743	320,120
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)*	7,927,470	23,362,671
Hennes & Mauritz AB (Class “B” Stock)	252,000	6,506,614
Volvo AB (Class “B” Stock)	151,020	5,252,556

		35,441,961

Switzerland — 5.4%
ABB Ltd.	907,228	4,962,082
Logitech International SA*	90,700	4,127,994
Nestle SA	16,740	4,464,356
Novartis AG	121,860	5,375,890
Roche Holding AG	79,801	7,901,089

	Shares	Value (Note 2)
Serono SA (Class “B” Stock)	9,300	$5,858,911

Synthes, Inc.	24,000	2,735,548
UBS AG	375,560	26,463,727

		61,889,597

Taiwan — 1.4%
Hon Hai Precision Industry Co. Ltd.	1,910,000	7,097,206
MediaTek, Inc.	488,000	3,887,753
Quanta Computer, Inc.	2,587,300	5,499,166

		16,484,125

United Kingdom — 18.6%
Acambis PLC*	529,500	3,329,660
AstraZeneca PLC	308,460	13,839,361
BG Group PLC	4,321,100	26,623,875
British Sky Broadcasting Group PLC	2,236,490	25,227,536
Cadbury Schweppes PLC	377,420	3,256,276
Capita Group PLC	1,345,600	7,772,181
Carnival PLC	300,910	14,613,851
Diageo PLC	169,120	2,280,308
Enterprise Inns PLC	259,880	2,709,931
Hays PLC	1,213,370	2,701,048
HBOS PLC	1,292,205	15,993,796
Man Group PLC	473,045	12,250,340
Next PLC	338,290	8,729,946
Reckitt Benckiser PLC	742,685	21,024,469
Smith & Nephew PLC	1,739,190	18,719,112
Tesco PLC	5,319,990	25,687,268
United Business Media PLC	237,120	2,180,186
Vodafone Group PLC	2,353,293	5,153,243

		212,092,387

Total Common Stock
(Cost $877,123,652)		1,041,565,026

PREFERRED STOCK — 1.2%
Brazil — 0.9%
Banco Itau Holding Financeira SA	116,940,000	10,780,229
Germany — 0.3%
Porsche AG	4,690	3,138,630

Total Preferred Stock
(Cost $14,261,782)		13,918,859

Total Long-Term Investments — 92.4%
(Cost $891,385,434; Note 5)		1,055,483,885
Other Assets in Excess of Liabilities — 7.6%		86,444,021

Net Assets — 100.0%		$1,141,927,906

AST William Blair International Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2004 was as follows:

Industry
Financial-Bank & Trust	15.1%
Oil & Gas	5.7
Financial Services	5.6
Automobile Manufacturers	5.3
Electronic Components & Equipment	5.2
Pharmaceuticals	5.0
Retail & Merchandising	5.0
Telecommunications	4.8
Consumer Products & Services	4.0
Medical Supplies & Equipment	3.9
Insurance	3.8
Computer Services & Software	2.8
Computer Hardware	2.7
Broadcasting	2.6
Food	2.6
Office Equipment	2.5
Clothing & Apparel	2.4
Conglomerates	2.1
Machinery & Equipment	1.9
Entertainment & Leisure	1.3
Beverages	1.1
Transportation	1.0
Chemicals	0.9
Commercial Services	0.9
Semiconductors	0.9
Construction	0.8
Internet Services	0.5
Business Services	0.4
Building Materials	0.3
Healthcare Services	0.3
Real Estate	0.3
Utilities	0.3
Automotive Parts	0.2
Printing & Publishing	0.2

92.4
Other assets in excess of liabilities	7.6

Total	100.0%

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.

See Notes to Financial Statements.

AST DeAM International Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 96.0%
COMMON STOCK — 95.5%
Australia — 4.7%
Amcor Ltd.	66,065	$320,766
AMP Ltd.	47,838	210,941
Australia & New Zealand Banking Group Ltd.	43,382	552,421
BHP Billiton Ltd.	90,587	790,683
Coles Myer Ltd.	39,297	235,146
Commonwealth Bank of Australia	29,363	666,402
Foster’s Group Ltd.	87,232	286,815
Insurance Australia Group Ltd.	53,189	185,258
Macquarie Bank Ltd.	7,674	181,113
National Australia Bank Ltd.	35,397	735,783
News Corp. Ltd.	89,647	791,845
QBE Insurance Group Ltd.	26,555	236,778
Rinker Group, Ltd.	29,944	167,915
Rio Tinto Ltd.	6,405	160,399
Stockland	72,270	260,779
Suncorp-Metway Ltd.	16,942	167,586
TABCORP Holdings Ltd.	28,558	283,284
Telstra Corp. Ltd.	49,203	172,403
Wesfarmers Ltd.	16,999	348,141
Westfield Trust	43,737	134,361
Westpac Banking Corp. Ltd.	45,674	559,972
Woodside Petroleum Ltd.	27,227	316,170
Woolworths Ltd.	30,179	239,659

		8,004,620

Austria — 0.4%
OMV AG	3,850	749,502

Belgium — 4.5%
Almanij NV	24,500	1,462,077
Colruyt NV	4,180	516,188
Dexia	97,930	1,625,157
Electrabel SA*	2,130	682,850
Fortis	62,480	1,383,495
KBC Bancassurance Holding NV	12,380	712,287
Mobistar SA*	16,970	1,057,102
S.A. D’Ieteren NV	1,090	229,954

		7,669,110

Denmark — 0.2%
Carlsberg AS	1,145	55,289
Topdanmark AS*	5,761	340,422

		395,711

Finland — 1.4%
Elisa Communications Oyj	38,900	520,604
Nokia Oyj	40,240	580,641

	Shares	Value (Note 2)

Rautaruukki Oyj	77,850	$627,968
Wartsila Oyj (Class “B” Stock)	25,780	577,120

		2,306,333

France — 7.7%
Alcatel SA*	4,920	75,901
Assurances Generales de France	11,980	727,752
Aventis SA	24,030	1,814,097
Axa SA	65,890	1,450,986
BNP Paribas SA	25,020	1,538,770
Carrefour SA	1,730	83,940
Compagnie de Saint-Gobain	930	46,357
Compagnie Generale de Geophysique SA*	4,970	303,547
Credit Agricole SA	34,040	828,294
Dior, (Christian) SA	9,330	603,323
Eramet SLN	2,110	121,271
France Telecom SA	20,560	535,806
Groupe Danone SA	2,040	177,957
LVMH Moet Hennessy Louis Vuitton SA	1,130	81,733
Societe Generale (Class “A” Stock)	21,030	1,787,191
Suez SA	2,760	57,455
Total Gabon	150	57,450
Total SA	13,800	2,630,953
Vinci SA	20	2,015
Vivendi Universal SA*	7,980	221,362

		13,146,160

Germany — 6.8%
DaimlerChrysler AG	11,670	545,214
Deutsche Lufthansa AG	100,290	1,364,158
Deutsche Telekom AG*	36,380	639,139
E.ON AG	9,330	673,134
IKB Deutsche Industriebank AG	5,230	123,444
Linde AG	15,760	867,449
Merck KGaA	16,080	968,404
Metro AG	27,390	1,298,303
RWE AG	36,300	1,706,951
SAP AG	2,580	427,714
Siemens AG	10,500	755,119
ThyssenKrup AG	51,950	885,501
TUI AG	63,620	1,215,230

		11,469,760

Hong Kong — 1.3%
Bank Of East Asia Ltd.	58,000	165,825
BOC Hong Kong Holdings Ltd.	100,500	171,370
Cheung Kong Holdings Ltd.	39,300	289,719
CLP Ltd.	34,600	189,418
Hang Seng Bank Ltd.	14,700	188,466
Hong Kong & China Gas Co. Ltd.	80,000	131,798

AST DeAM International Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Hong Kong Electric Holdings Ltd.	12,500	$51,764
Hutchison Whampoa Ltd.	79,100	540,024
Sun Hung Kai Properties Ltd.	37,900	310,982
Swire Pacific Ltd. (Class “A” Stock)	27,800	179,992

		2,219,358

Italy — 2.1%
Assicurazioni Generali SPA	770	20,769
Banca Intesa SPA	630	2,460
Buzzi Unicem SPA	30,580	392,514
Enel SPA	15,140	121,388
Eni SPA	41,470	823,416
Lottomatica SPA	24,210	600,883
Mediaset SPA	81,070	924,199
Milano Assicurazioni SPA	85,740	340,068
Parmalat Finanziaria SPA* (cost $1,180,360; purchased 11/25/03)(g)	448,250	62,717
Telecom Italia Mobile SPA	30,740	174,283
UniCredito Italiano SPA	28,390	140,235

		3,602,932

Japan — 22.9%
Acom Co. Ltd.	2,240	145,549
Advantest Corp.	2,600	174,183
Aeon Co. Ltd.	5,900	236,833
Ajinomoto Co., Inc.	13,000	156,550
Asahi Breweries Ltd.	15,000	165,376
Asahi Glass Co. Ltd.	25,800	268,368
Asahi Kasei Corp.	40,000	207,121
Bank of Yokohama Ltd. (The)*	24,000	150,007
Bridgestone Corp.	13,000	244,238
Canon, Inc.	18,800	990,697
Central Japan Railway Co.	29	246,905
Chubu Electric Power Co., Inc.	19,700	416,153
Dai Nippon Printing Co. Ltd.	20,000	319,479
Daikin Industries Ltd.	6,000	161,114
Daiwa House Industry Co. Ltd.	19,000	220,446
Daiwa Securities Group, Inc.	34,000	244,293
Denso Corp.	11,700	272,355
Dentsu, Inc.	52	133,914
East Japan Railway Co.	73	409,440
Eisai Co. Ltd.	5,600	161,151
Fanuc Ltd.	3,800	226,715
Fuji Photo Film Co. Ltd.	11,700	366,714
Fujisawa Pharmaceutical Co. Ltd.	7,100	168,203
Fujitsu Ltd.	45,000	317,142
Hitachi Ltd.	98,200	675,876
Hokkaido Electric Power Co. Inc.	24,000	426,486
Honda Motor Co. Ltd.	15,500	747,193
Hoya Corp.	2,800	293,049
Ito-Yokado Co. Ltd.	7,000	299,592

	Shares	Value (Note 2)

Itochu Corp.	46,000	$206,571
JFE Holdings, Inc.	14,400	353,022
Kansai Electric Power Co.	30,900	563,260
Kao Corp.	14,000	337,442
Keihin Electric Express Railway Co. Ltd.	70,100	438,788
Keyence Corp.	1,000	228,108
Kinki Nippon Railway Co. Ltd.	35,900	136,539
Kirin Brewery Co. Ltd.	21,300	210,628
Komatsu Ltd.	29,200	176,889
Konica Minolta Holdings, Inc.	12,500	172,524
Kubota Corp.	34,000	180,727
Kyocera Corp.	3,600	305,513
Kyushu Electric Power Co., Inc.	21,500	400,976
Marui Co. Ltd.	8,800	118,554
Matsushita Electric Industrial Co. Ltd.	51,000	723,998
Millea Holdings, Inc.	39	579,022
Mitsubishi Chemical Corp.	62,000	164,780
Mitsubishi Corp.	37,000	359,437
Mitsubishi Electric Corp.	49,900	245,121
Mitsubishi Estate Co. Ltd.	28,000	347,450
Mitsubishi Heavy Industries Ltd.	83,000	225,157
Mitsubishi Tokyo Financial Group, Inc.	92	851,578
Mitsui & Co. Ltd.	41,000	306,988
Mitsui Fudosan Co. Ltd.	21,000	251,734
Mitsui OSK Lines Ltd.	33,000	173,597
Mitsui Sumitomo Insurance Co. Ltd.	29,000	272,419
Mizuho Financial Group, Inc.	170	771,204
Murata Manufacturing Co. Ltd.	6,100	347,725
NEC Corp.	47,400	333,622
Nidec Corp.	1,300	133,199
Nikko Cordial Corp.	47,000	227,861
Nintendo Co. Ltd.	2,100	243,459
Nippon Express Co. Ltd.	26,000	152,500
Nippon Mitsubishi Oil Corp.	38,900	244,919
Nippon Steel Corp.	196,000	411,346
Nippon Telegraph and Telephone Corp.	117	625,129
Nippon Unipac Holding	38	198,854
Nissan Motor Co. Ltd.	61,700	685,901
Nitto Denko Corp.	5,500	281,263
Nomura Holdings, Inc.	48,000	710,443
NTT Data Corp.	44	141,942
NTT DoCoMo, Inc.	443	791,687
Odakyu Electric Railway Co. Ltd.	28,000	151,913
Oji Paper Co. Ltd.	26,000	166,796
Olympus Optical Co. Ltd.	6,000	113,275
Omron Corp.	7,200	168,593
Orix Corp.	2,000	229,116
Osaka Gas Co. Ltd.	43,000	119,406
Promise Co. Ltd.	2,500	166,796
Resona Holdings, Inc.	136,000	241,800

AST DeAM International Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Ricoh Co. Ltd.	16,000	$340,192
Rohm Co. Ltd.	2,800	335,133
Sankyo Co. Ltd.	7,800	169,060
Sanyo Electric Co. Ltd.	55,400	227,967
Secom Co. Ltd.	5,800	246,107
Sekisui House Ltd.	12,000	133,181
Seven-Eleven Japan Co. Ltd.	7,900	257,746
Sharp Corp.	27,000	431,297
Shin-Etsu Chemical Co. Ltd.	12,200	436,054
Shiseido Co. Ltd.	13,000	163,818
SMC Corp.	2,000	216,286
SoftBank Corp.	4,800	211,153
Sompo Japan Insurance, Inc.	20,000	204,372
Sony Corp.	20,800	783,466
Sumitomo Chemical Co. Ltd.	37,000	172,598
Sumitomo Corp.	31,000	225,010
Sumitomo Electric Industries Ltd.	19,400	197,885
Sumitomo Metal Industries Ltd.	132,000	156,056
Sumitomo Mitsui Financial Group, Inc.	93	637,529
Sumitomo Trust & Banking Co. Ltd.	31,000	220,749
T&D Holdings, Inc.	3,600	179,810
Takeda Chemical Industries Ltd.	17,100	750,666
TDK Corp.	3,000	227,650
The Shizouka Bank Ltd.	19,200	169,627
Tobu Railway Co. Ltd.	61,000	267,223
Tohoku Electric Power Co., Inc.	14,000	235,825
Tokyo Electric Power Co., Inc.	24,200	548,916
Tokyo Electron Ltd.	4,700	263,612
Tokyo Gas Co. Ltd.	62,200	220,606
Tokyu Corp.	33,000	169,060
Toppan Printing Co. Ltd.	23,700	268,245
Toray Industries, Inc.	39,000	183,714
Toshiba Corp.	79,300	319,046
Tostem Inax Holding Corp.	8,000	172,662
Toyota Industries Corp.	13,600	326,555
Toyota Motor Corp.	54,900	2,223,873
UFJ Holdings, Inc.	97	428,484
Wacoal Corp.	36,000	382,715
West Japan Railway Co.	43	173,395
Yahoo! Japan Corp.*	26	252,578
Yamanouchi Pharmaceutical Co. Ltd.	6,500	218,623
Yamato Transport Co. Ltd.	11,000	179,545

		38,762,802

Luxembourg — 0.8%
Arcelor	73,160	1,228,338
SES Global [FDR]	23,940	202,430

		1,430,768

Netherlands — 5.1%
ABN AMRO Holding NV	19,350	423,288

	Shares	Value (Note 2)

Aegon NV	4,480	$54,015
ASM Lithography Holding NV*	87,450	1,479,967
Hunter Douglas NV	3,380	164,491
ING Groep NV	65,930	1,556,145
Koninklijke (Royal) Philips Electronics NV	55,240	1,487,306
Koninklijke Luchtvaart Maatschappij NV	24,790	327,847
Oce NV	6,030	97,574
Royal Dutch Petroleum Co.	34,310	1,760,729
Stork NV	41,480	968,958
Unilever NV	4,440	303,048

		8,623,368

New Zealand — 0.1%
Telecom Corp. of New Zealand Ltd.	48,923	182,683

Norway — 2.0%
Norsk Hydro ASA	13,160	855,310
Orkla ASA	38,020	951,665
Statoil ASA	58,920	748,029
Telenor ASA	126,530	879,859

		3,434,863

Portugal — 0.7%
Jeronimo Martins SGPS SA*	25,820	289,008
Portugal Telecom SA	79,450	857,398

		1,146,406

Singapore — 0.7%
DBS Group Holdings Ltd.	29,700	248,297
Oversea-Chinese Banking Corp. Ltd.	31,600	221,986
Singapore Press Holdings Ltd.	66,000	159,401
Singapore Telecommunications Ltd.	191,300	249,891
United Overseas Bank Ltd.	37,600	292,514

		1,172,089

Spain — 5.1%
Amadeus Global Travel Distribution SA (Class “A” Stock)	231,030	1,515,034
Banco Bilbao Vizcaya Argentaria SA	46,270	618,112
Banco Santander Central Hispano SA	62,950	653,296
Corporacion Mapfre SA	33,560	411,165
Enagas	76,550	829,828
Repsol YPF SA	71,890	1,574,368
Telefonica SA	190,950	2,822,676
Union Fenosa SA	12,400	264,465

		8,688,944

Sweden — 2.2%
Ainax AB*	1,825	59,967
Atlas Copco AB (Class “B” Stock)	22,170	757,841

AST DeAM International Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)	361,360	$1,064,946
Foreningsparbanken AB	47,360	905,335
Volvo AB (Class “B” Stock)	28,290	983,941

		3,772,030

Switzerland — 8.4%
Baloise Holding Ltd.	2,890	125,532
Charles Voegele Holding AG	5,499	228,320
Credit Suisse Group	70,440	2,502,858
Georg Fisher AG	842	194,634
Nestle SA	7,424	1,979,891
Novartis AG	43,868	1,935,250
Roche Holding AG	25,226	2,497,624
Swiss Life Holding	6,173	861,332
Swisscom AG	2,779	918,641
UBS AG	19,560	1,378,290
Vontobel Holding AG	15,268	306,603
Zurich Financial Services AG	8,851	1,397,545

		14,326,520

United Kingdom — 18.4%
AstraZeneca PLC	25,960	1,164,721
Barclays PLC	107,850	918,765
BG Group PLC	23,550	145,100
BHP Billiton PLC	154,470	1,340,428
BP PLC	400,070	3,533,315
British Airways PLC*	100,580	502,517
British American Tobacco PLC	113,930	1,765,500
British Sky Broadcasting Group PLC	1,750	19,740
BT Group PLC	49,100	176,750
Carnival PLC	5,620	272,938
Daily Mail & General Trust PLC	62,700	828,351
Davis Service Group PLC	13,090	91,394
Diageo PLC	42,690	575,605
Enterprise Inns PLC	55,450	578,212
GlaxoSmithKline PLC	110,300	2,232,324
GUS PLC	53,520	820,630
HBOS PLC	59,820	740,400
HSBC Holdings PLC	248,380	3,693,661
Imperial Tobacco Group PLC	21,460	462,342

	Shares	Value (Note 2)

Lloyds TSB Group PLC	55,440	$434,083
Next PLC	18,890	487,477
Photo-Me International PLC	205,920	366,901
Pilkington PLC	863,540	1,526,879
Reuters Group PLC	74,160	498,282
Rio Tinto PLC	9,930	238,787
Royal Bank of Scotland Group PLC	66,010	1,900,981
SABMiller PLC	155,340	2,009,994
Shell Transport & Trading Co. PLC	120,560	884,381
Tesco PLC	97,970	473,043
Unilever PLC	18,640	182,878
Vodafone Group PLC	1,020,200	2,234,033

		31,100,334

Total Common Stock
(Cost $149,382,663)		162,204,371

PREFERRED STOCK – 0.5%
Germany
Porsche AG
(Cost $899,511)	1,290	863,291

Total Long-Term Investments
(Cost $150,282,174)		163,067,662

	Principal Amount (000)
SHORT-TERM INVESTMENT — 0.6%
U.S. Treasury Obligation
U.S. Treasury Bill 0.95%, 07/29/04(k)(n)
(Cost $1,049,224)	$1,050	1,049,171

Total Investments — 96.6%
(Cost $151,331,398; Note 5)		164,116,833
Other Assets in Excess of Liabilities — 3.4%		5,701,442

Net Assets — 100.0%		$169,818,197

AST DeAM International Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following annotations are used throughout the Schedule of Investments:

144A—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,180,360. The aggregate value, $62,717 represents 0.04% of net assets.
(k)	Securities with an aggregate market value of $1,049,171 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Description	Expiration Month	Number of Contracts	Contracts Value at Trade Date	Contracts Value at June 30, 2004	Unrealized Appreciation (Depreciation)
Long Positions:
DJ Euro STOXX 50 Index	Sep 04	81	$2,733,522	$2,776,112	$42,590
FTSE 100 Index	Sep 04	26	2,108,345	2,108,121	(224)
S&P ASX 200 Index	Sep 04	9	547,323	554,216	6,893
TOPIX Index	Sep 04	15	1,586,963	1,636,576	49,613

					$98,872

(n)	Rates shown are the effective yields at purchase date.

Foreign currency exchange contracts outstanding at June 30, 2004:

Purchase Contracts

Settlement Month	Type	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Sep 04	Buy EUR	4,412,445	$5,510,338	$5,552,711	$42,373
Sep 04	Buy GBP	1,547,752	2,789,402	2,788,087	(1,315)
Sep 04	Buy JPY	294,904,074	2,679,743	2,707,308	27,565

			$10,979,483	$11,048,106	$68,623

Sale Contracts

Settlement Month	Type	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Sep 04	Sell EUR	1,656,000	$2,006,841	$2,012,783	$(5,942)
Sep 04	Sell GBP	554,000	1,000,684	997,964	2,720
Sep 04	Sell JPY	106,829,000	989,446	980,722	8,724

			$3,996,971	$3,991,469	$5,502

The following abbreviations are used throughout the Schedule of Investments:

EUR	Euro
FDR	Fiduciary Depositary Receipt
GBP	British Pound
JPY	Japanese Yen

AST DeAM International Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2004 was as follows:

Industry
Financial-Bank & Trust	16.9%
Oil & Gas	9.2
Telecommunications	8.8
Pharmaceuticals	7.1
Insurance	5.4
Utilities	3.8
Food	3.7
Electronic Components & Equipment	3.6
Automobile Manufacturers	3.5
Metals & Mining	3.3
Financial Services	2.8
Retail & Merchandising	2.4
Conglomerates	2.2
Beverages	2.0
Entertainment & Leisure	2.0
Transportation	1.9
Building Materials	1.7
Semiconductors	1.7
Machinery & Equipment	1.6
Broadcasting	1.4
Airlines	1.3
Farming & Agriculture	1.3
Consumer Products & Services	0.9
Real Estate	0.9
Office Equipment	0.8
Business Services	0.7
Chemicals	0.7
Medical Supplies & Equipment	0.6
Printing & Publishing	0.6
Short-Term Investments	0.6
Railroads	0.5
Automotive Parts	0.4
Commercial Services	0.4
Clothing & Apparel	0.3
Computer Hardware	0.3
Computer Services & Software	0.3
Internet Services	0.3
Construction	0.2
Containers & Packaging	0.2
Paper & Forest Products	0.2
Advertising	0.1

96.6
Other assets in excess of liabilities	3.4

Total	100.0%

See Notes to Financial Statements.

AST MFS Global Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 94.1%
COMMON STOCK
Australia — 2.1%
News Corp. Ltd.	150,332	$1,327,869
QBE Insurance Group Ltd.	126,823	1,130,816

		2,458,685

Austria — 0.8%
Erste Bank der Oesterreichischen Sparkassen AG	6,420	1,008,385

Brazil — 0.4%
Brasil Telecom Participacoes SA [ADR]	14,080	432,256

Canada — 1.9%
BCE, Inc.	27,369	545,032
Canadian National Railway Co.	17,551	765,048
EnCana Corp.	23,480	1,009,076

		2,319,156

France — 8.3%
Axa SA	69,950	1,540,393
Business Objects SA*	10,200	228,713
L’ Air Liquide SA	16,258	2,688,155
Sanofi-Synthelabo SA	26,680	1,691,176
Schneider Electric SA	12,422	847,851
Total SA	9,040	1,723,465
Veolia Environnement	41,590	1,173,424

		9,893,177

Germany — 1.9%
Bayerische Motoren Werke AG	27,230	1,204,914
Schering AG	17,790	1,048,228

		2,253,142

Hong Kong — 0.7%
Esprit Holdings Ltd.	189,500	847,913

Hungary — 0.7%
OTP Bank [GDR]	20,700	845,597

Ireland — 0.7%
Irish Life & Permanent PLC	51,070	785,998

Italy — 0.7%
Riunione Adriatica di Sicurta SPA	48,020	871,094

Japan — 8.7%
Bridgestone Corp.	58,000	1,089,676
Canon, Inc.	37,000	1,949,778
Chugai Pharmaceutical Co. Ltd.	69,600	1,092,015
Citizen Watch Co. Ltd.	85,000	962,837
KDDI Corp.	203	1,160,904
Nitto Denko Corp.	7,200	368,199
NOK Corp.	17,000	630,986
Tokyo Broadcasting System, Inc.	37,200	654,575
Tokyo Gas Co. Ltd.	158,000	560,381
Toyota Motor Corp.	31,500	1,275,993

	Shares	Value (Note 2)

Yamaha Corp.	34,400	$564,322

		10,309,666

Korea — 2.2%
Samsung Electronics Co. Ltd.	3,880	1,601,697
Samsung SDI Co. Ltd.	9,220	969,476

		2,571,173

Netherlands — 1.0%
Reed Elsevier NV	82,800	1,162,522

Singapore — 2.0%
DBS Group Holdings Ltd.	111,500	932,160
Singapore Telecommunications Ltd.	609,000	795,524
United Overseas Bank Ltd.	87,000	676,827

		2,404,511

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	88,710	1,185,059
Iberdrola SA	55,450	1,170,486
Telefonica SA	109,866	1,624,070

		3,979,615

Sweden — 4.9%
Atlas Copco AB (Class “A” Stock)	33,160	1,230,357
Ericsson, (L.M.) Telefonaktiebolaget (Class “B” Stock)	386,140	1,137,975
Hennes & Mauritz AB (Class “B” Stock)	62,770	1,620,715
Sandvik AB	53,640	1,830,024

		5,819,071

Switzerland — 7.2%
Credit Suisse Group	32,790	1,165,087
Nestle SA	5,291	1,411,046
Novartis AG	24,940	1,100,236
Roche Holding AG	20,320	2,011,882
Syngenta AG	7,216	604,982
Synthes, Inc.	4,230	482,140
UBS AG	24,805	1,747,877

		8,523,250

United Kingdom — 15.0%
Amvescap PLC	182,740	1,246,060
AstraZeneca PLC	36,480	1,636,711
BOC Group PLC	77,480	1,296,907
BP PLC	123,580	1,091,427
British Sky Broadcasting Group PLC	76,170	859,195
Diageo PLC	124,756	1,682,131
Kingfisher PLC	283,794	1,473,215
Next PLC	34,040	878,440
Reckitt Benckiser PLC	148,090	4,192,240
Royal Bank of Scotland Group PLC	28,527	821,531
Vodafone Group PLC	605,974	1,326,962
William Hill PLC	129,680	1,302,868

		17,807,687

AST MFS Global Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

United States — 31.6%
Accenture Ltd. (Class “A” Stock)*	72,720	$1,998,346
Air Products & Chemicals, Inc.	20,740	1,087,813
American Express Co.	40,570	2,084,487
Aramark Corp.	31,150	895,874
Bank of America Corp.	13,480	1,140,678
Burlington Northern Santa Fe Corp.	25,480	893,584
Caremark Rx Inc.*	31,677	1,043,427
Citigroup, Inc.	35,180	1,635,870
Dell, Inc.*	49,490	1,772,732
Dentsply Corp.	14,090	734,089
DST Systems, Inc.*	9,000	432,810
EOG Resources, Inc.	8,350	498,579
Fisher Scientific International, Inc.*	26,840	1,550,010
Genzyme Corp.*	27,010	1,278,383
Janus Capital Group, Inc.	42,230	696,373
Johnson & Johnson	39,130	2,179,541
Lincare Holdings, Inc.*	19,310	634,527
MBNA Corp.	44,670	1,152,039
Medtronic, Inc.	9,470	461,378
Microsoft Corp.	44,600	1,273,776
Networks Associates, Inc.*	32,700	592,851
Noble Drilling Corp.*	32,770	1,241,655
PepsiCo, Inc.	15,550	837,834
Praxair, Inc.	31,730	1,266,344
SouthTrust Corp.	14,520	563,521
Symantec Corp.*	9,490	415,472
The Home Depot, Inc.	23,200	816,640
The J.M. Smucker Co.	9,100	417,781
Thermo Electron Corp.*	40,280	1,238,207
Time Warner, Inc.*	113,600	1,997,088
TJX Cos., Inc.	65,860	1,589,860
Union Pacific Corp.	11,960	711,022
Viacom, Inc. (Class “B” Stock)	37,850	1,352,002
Waters Corp.*	23,790	1,136,686

		37,621,279

Total Long-Term Investments
(Cost $95,639,552)		111,914,177

	Principal Amount (000)
SHORT-TERM INVESTMENT — 4.3%
U.S. Government Agency Obligation
Federal National Mortgage Assoc. l 1.25%, 07/01/04(n)
(Cost $5,109,000)	$5,109	5,109,000

Total Investments — 98.4%
(Cost $100,748,552; Note 5)		117,023,177
Other Assets in Excess of Liabilities — 1.6%		1,945,954

Net Assets — 100.0%		$118,969,131

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2004 was as follows:

Industry
Pharmaceuticals	8.1%
Financial Services	7.9
Chemicals	7.2
Financial-Bank & Trust	7.0
Broadcasting	6.2
Retail & Merchandising	6.2
Telecommunications	5.9
Electrical Components & Equipment	5.5
Oil & Gas	5.1
Short-Term Investments	4.3
Consumer Products & Services	3.5
Machinery & Equipment	3.3
Medical Supplies & Equipment	3.2
Insurance	3.0
Automobile Manufacturers	2.6
Beverages	2.1
Transportation	2.0
Utilities	2.0
Computer Hardware	1.8
Business Services	1.7
Entertainment & Leisure	1.6
Office Equipment	1.6
Food	1.5
Computer Services & Software	1.3
Automotive Parts	0.9
Internet Services	0.9
Commerical Services	0.8
Conglomerates	0.7
Healthcare Services	0.5

98.4
Other assets in excess of liabilities	1.6

Total	100.0%

AST MFS Global Equity Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

AST State Street Research Small-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCK
Broadcasting — 1.4%
Citadel Broadcasting Co.*	169,500	$2,469,615
Entravision Communications Corp. (Class “A” Stock)*	160,300	1,231,104

		3,700,719

Building Materials — 1.7%
Trex Co., Inc.*	119,500	4,511,125

Business Services — 0.8%
LECG Corp.*	119,700	2,072,007

Computer Hardware — 1.8%
Integrated Silicon Solution, Inc.*	266,700	3,256,407
Silicon Storage Technology, Inc.*	124,600	1,283,380

		4,539,787

Computer Services & Software — 5.1%
Cerner Corp.*	73,400	3,272,172
Embarcadero Technologies, Inc.*	165,400	2,044,344
Epicor Software Corp.*	170,800	2,399,740
Quest Software, Inc.*	225,400	2,907,660
SkillSoft PLC [ADR] (Ireland)*	323,500	2,458,600

		13,082,516

Consumer Products & Services — 0.1%
Aaron Rents, Inc.	8,700	288,318

Electronic Components & Equipment — 4.0%
ESCO Technologies, Inc.*	32,800	1,750,208
Harman International Industries, Inc.	35,200	3,203,200
KEMET Corp.*	210,300	2,569,866
Mobility Electronics, Inc*	160,100	1,348,042
REMEC, Inc.*	215,700	1,363,224

		10,234,540

Entertainment & Leisure — 5.4%
Boyd Gaming Corp.	161,300	4,285,741
Pinnacle Entertainment, Inc.*	298,800	3,767,868
Shuffle Master, Inc.*	37,400	1,357,994
Station Casinos, Inc.	93,000	4,501,200

		13,912,803

Exchange Traded Funds — 1.4%
iShares Russell 2000 Index Fund	30,393	3,586,070

Financial — Bank & Trust — 4.0%
Commercial Capital Bancorp, Inc.*	104,700	1,818,639
East West Bancorp, Inc.	112,200	3,444,540
Southwest Bancorporation of Texas, Inc.	63,400	2,797,208
UCBH Holdings, Inc.	55,400	2,189,408

		10,249,795

	Shares	Value (Note 2)

Financial Services — 5.3%
Affiliated Managers Group, Inc.*	100,300	$5,052,111
Capital Source, Inc.*	66,400	1,623,480
Greenhill & Co., Inc.*	18,200	380,562
Jefferies Group, Inc.	50,800	1,570,736
Nelnet, Inc. (Class “A” Stock)*	108,600	1,927,650
South Financial Group, Inc.	113,200	3,208,088

		13,762,627

Healthcare Services — 7.1%
AMERIGROUP Corp.*	66,600	3,276,720
AmSurg Corp.*	69,000	1,733,970
Molina Healthcare, Inc.*	49,800	1,901,364
Psychiatric Solutions, Inc.*	148,600	3,704,598
Select Medical Corp.	160,800	2,157,936
United Surgical Partners International, Inc.*	138,200	5,454,754

		18,229,342

Insurance — 0.7%
Bristol West Holdings, Inc.	100,800	1,833,552

Internet Services — 7.3%
Ask Jeeves, Inc.*	65,100	2,540,853
Autobytel, Inc.*	229,300	2,082,044
Avocent Corp.*	119,000	4,372,060
eCollege.com, Inc.*	231,500	3,704,000
Jupitermedia Corp.*	64,100	907,656
Loudeye Corp.*	622,200	982,454
Opsware, Inc.*	314,500	2,490,840
SonicWALL, Inc.*	206,900	1,779,340

		18,859,247

Medical Supplies & Equipment — 4.1%
Animas Corp.*	75,500	1,408,075
Cutera, Inc.*	147,400	2,003,166
Inamed Corp.*	47,800	3,004,230
Protein Design Labs, Inc.*	102,700	1,964,651
Respironics, Inc.*	36,400	2,138,500

		10,518,622

Metals & Mining — 1.8%
Arch Coal, Inc.	126,500	4,628,635

Oil & Gas — 5.4%
Cal Dive International, Inc.*	84,300	2,555,976
Newfield Exploration Co.*	29,600	1,649,904
Newpark Resources, Inc.*	407,100	2,524,020
Patterson-UTI Energy, Inc.	58,800	1,964,508
Rowan Cos., Inc.*	125,100	3,043,683
W-H Energy Services, Inc.*	108,800	2,132,480

		13,870,571

AST State Street Research Small-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Personal Services — 7.0%
Career Education Corp.*	108,400	$4,938,704
Corinthian Colleges, Inc.*	307,300	7,602,602
Laureate Education, Inc.*	147,400	5,636,576

		18,177,882

Pharmaceuticals — 10.3%
Abgenix, Inc.*	239,000	2,801,080
Alkermes, Inc.*	171,500	2,332,400
Dyax Corp.*	129,000	1,515,750
ICOS Corp.*	110,000	3,282,400
Inveresk Research Group, Inc.*	91,800	2,831,112
MGI Pharma, Inc.*	50,300	1,358,603
Momenta Pharmaceuticals, Inc.*	4,800	43,200
Nektar Therapeutics*	238,400	4,758,464
Onyx Pharmaceuticals, Inc.*	51,200	2,168,832
OSI Pharmaceuticals, Inc.*	24,500	1,725,780
The Medicines Co.*	119,300	3,639,843

		26,457,464

Retail & Merchandising — 1.8%
Cost Plus, Inc.*	65,600	2,128,720
Hot Topic, Inc.*	77,000	1,577,730
Linens ’n Things, Inc.*	31,800	932,058

		4,638,508

Semiconductors — 14.4%
August Technology Corp.*	185,300	2,323,662
Cypress Semiconductor Corp.*	213,300	3,026,727
Helix Technology Corp.	188,000	4,010,040
International Rectifier Corp.*	117,300	4,858,566
Lam Research Corp.*	240,200	6,437,359
Mattson Technology, Inc.*	95,800	1,151,516
MKS Instruments, Inc.*	202,800	4,627,896
ON Semiconductor Corp.*	465,300	2,335,806

	Shares	Value (Note 2)

Sigmatel, Inc.*	136,300	$3,960,878
Varian Semiconductor Equipment Associates, Inc.*	114,200	4,403,552

		37,136,002

Telecommunications — 7.4%
Aeroflex, Inc.*	402,700	5,770,691
American Tower Corp. Cl-A*	278,100	4,227,120
Anaren, Inc.*	132,600	2,166,684
Carrier Access Corp.*	210,600	2,510,352
SpectraLink Corp.	100,600	1,498,940
Western Wireless Corp. (Class “A” Stock)*	100,600	2,908,346

		19,082,133

Total Long-Term Investments
(Cost $249,095,999)		253,372,265

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 3.2%
Commercial Paper
Caterpillar Financial 1.20%, 07/07/04	$3,000	2,999,400
Goldman Sachs Group 1.25%, 07/02/04	3,297	3,296,886
UBS Finance, Inc. 1.42%, 07/01/04	2,068	2,068,000

Total Short-Term Investments
(Cost $8,364,286)		8,364,286

Total Investments — 101.5%
(Cost $257,460,285; Note 5)		261,736,551
Liabilities in Excess of Other Assets — (1.5%)		(3,766,898)

Net Assets — 100.0%		$257,969,653

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.

See Notes to Financial Statements.

AST DeAM Small-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 94.9%
COMMON STOCK
Advertising — 0.6%
ADVO, Inc.	39,800	$1,310,217
Valassis Communications, Inc.*(a)	27,000	822,690

		2,132,907

Aerospace — 1.3%
Curtiss-Wright Corp.	12,500	702,375
Orbital Sciences Corp.*	34,500	476,445
Teledyne Technologies, Inc.*	148,600	2,974,972
United Industrial Corp.	18,700	436,645

		4,590,437

Airlines — 1.3%
America West Holdings Corp. (Class “B” Stock)*(a)	93,800	851,704
ExpressJet Holdings, Inc.*	150,200	1,823,428
Mesa Air Group, Inc.*	133,800	1,082,442
Pinnacle Airlines Corp.*	60,900	688,170

		4,445,744

Broadcasting — 0.2%
Cumulus Media, Inc. (Class “A” Stock)*	33,300	559,773

Building Materials — 1.2%
Drew Industries, Inc.*	5,600	227,920
ElkCorp	34,200	818,748
NCI Building Systems, Inc.*	8,400	273,420
SCP Pool Corp.	62,500	2,812,500

		4,132,588

Business Services — 3.2%
Administaff, Inc.*	35,400	587,640
Charles River Associates, Inc.*	8,600	266,170
CoStar Group, Inc.*	10,600	486,858
CSG Systems International, Inc.*	28,400	587,880
Dionex Corp.*	37,000	2,041,290
FTI Consulting, Inc.*	78,750	1,299,375
Gartner, Inc. (Class “A” Stock)*	25,000	330,500
Hiedrick & Struggles International, Inc.*	12,000	356,160
LECG Corp.*	53,200	920,892
Navigant Consulting, Inc.*	126,500	2,712,160
PDI, Inc.*	26,300	797,679
Pre-Paid Legal Services, Inc.*(a)	37,200	886,476

		11,273,080

Cable Television — 0.4%
Mediacom Communications Corp.*	95,800	749,156
TiVo, Inc.*	72,600	514,734

		1,263,890

	Shares	Value (Note 2)

Chemicals — 2.7%
Georgia Gulf Corp.	103,550	$3,713,303
Hercules, Inc.*	246,900	3,009,711
MacDermid, Inc.	79,500	2,691,075

		9,414,089

Clothing & Apparel — 0.8%
Guess, Inc.*	14,200	228,620
J. Jill Group, Inc.*	78,100	1,842,379
Wolverine World Wide, Inc.	29,200	766,500

		2,837,499

Computer Hardware — 0.5%
Mercury Computer Systems, Inc.*	38,400	952,320
Silicon Storage Technology, Inc.*(a)	81,400	838,420

		1,790,740

Computer Services & Software — 8.8%
Aspen Technology, Inc.*	260,400	1,890,504
Cerner Corp.*(a)	77,300	3,446,034
Concur Technologies, Inc.*	99,500	1,064,650
Echelon Corp.*	38,600	431,934
Embarcadero Technologies, Inc.*	68,000	840,480
Epicor Software Corp.*	31,900	448,195
FileNET Corp.*(a)	38,200	1,205,974
Group 1 Software, Inc.*	49,200	1,129,140
IDX Systems Corp.*	12,300	392,247
Intergraph Corp.*	117,300	3,033,378
Kronos, Inc.*	93,050	3,833,660
Macrovision Corp.*	20,200	505,606
MatrixOne, Inc.*	143,100	988,821
Micromuse, Inc.*	3,700	24,753
Micros Systems, Inc.*	11,000	527,670
MicroStrategy, Inc. (Class “A” Stock)*	53,000	2,263,100
MRO Software, Inc.*	41,900	570,259
Netegrity, Inc.*	83,400	705,564
Omnicell, Inc.*	54,500	796,245
Progress Software Corp.*	37,000	801,790
Retek, Inc.*	42,600	261,564
SRA International, Inc. (Class “A” Stock)*	6,500	275,080
SS&C Technologies, Inc.	96,350	1,801,745
Tradestation Group, Inc.*	116,300	836,197
Transaction Systems Architects, Inc. (Class “A” Stock)*	49,500	1,065,735
Websense, Inc.*	34,100	1,269,543

		30,409,868

Consumer Products & Services — 2.7%
Aaron Rents, Inc.	91,900	3,045,566
Blyth, Inc.	14,000	482,860
Coinstar, Inc.*	38,100	837,057
Elizabeth Arden, Inc.*	10,800	227,232
Engineered Support Systems, Inc.	17,475	1,022,462

AST DeAM Small-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Nu Skin Enterprises, Inc. (Class “A” Stock)(a)	60,900	$1,541,988
Viisage Technology, Inc.*	254,900	2,222,728

		9,379,893

Containers & Packaging — 1.0%
Silgan Holdings, Inc.	83,900	3,382,009

Electronic Components & Equipment — 5.0%
Advanced Energy Industries, Inc.*	70,200	1,103,544
BEI Technologies, Inc.	80,500	2,278,955
California Micro Devices Corp.*	142,900	1,647,637
Checkpoint Systems, Inc.*	132,700	2,379,311
Daktronics, Inc.*	30,900	770,955
Harmonic, Inc.*	264,500	2,253,540
Littelfuse, Inc.*	64,600	2,739,686
Measurement Specialties, Inc.*	14,900	321,840
Sonic Solutions, Inc.*	62,800	1,334,500
Varian, Inc.*	64,400	2,714,460

		17,544,428

Entertainment & Leisure — 1.9%
Alliance Gaming Corp.*(a)	108,200	1,856,712
Ameristar Casinos, Inc.	83,000	2,787,140
Argosy Gaming Co.*	24,600	924,960
Isle of Capri Casinos, Inc.*	56,000	977,200

		6,546,012

Environmental Services — 0.4%
Waste Connections, Inc.*	44,550	1,321,353

Equipment Services — 0.6%
Global Imaging Systems, Inc.*	53,400	1,957,644

Financial — Bank & Trust — 4.9%
Accredited Home Lenders Holding Co.*	51,200	1,441,280
Dime Community Bancshares	23,050	402,914
East West Bancorp, Inc.	138,000	4,236,600
Flagstar Bancorp, Inc.	109,500	2,176,860
Independent Bank Corp.	35,367	898,322
Pacific Capital Bancorp	36,133	1,016,421
R&G Financial Corp. (Class “B” Stock)	108,900	3,600,234
Republic Bancorp, Inc.	79,498	1,105,022
Texas Regional Bancshares, Inc. (Class “A” Stock)	33,020	1,515,948
Wintrust Financial Corp.	12,000	606,120

		16,999,721

Financial Services — 1.3%
New Century Financial Corp.(a)	91,200	4,269,984
World Acceptance Corp.*	11,000	201,630

		4,471,614

Food — 0.2%
Wild Oats Markets, Inc.*	44,100	620,487

	Shares	Value (Note 2)

Furniture — 0.6%
Tempur-Pedic International, Inc.*	141,900	$1,988,019

Healthcare Services — 5.8%
Allscripts Healthcare Solutions*	237,300	1,860,432
Amedisys, Inc.*	121,700	4,020,968
America Service Group, Inc.*	9,200	319,700
AMERIGROUP Corp.*	66,800	3,286,560
Apria Healthcare Group, Inc.*	33,600	964,320
Beverly Enterprises, Inc.*(a)	256,100	2,202,460
Labone, Inc.*	36,100	1,147,258
NDCHealth Corp.(a)	27,400	635,680
Pediatrix Medical Group, Inc.*	10,100	705,485
Sierra Health Services, Inc.*	49,400	2,208,180
United Surgical Partners International, Inc.*	75,500	2,979,985

		20,331,028

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	22,900	1,148,664

Industrial Products — 0.7%
Acuity Brands, Inc.	10,800	291,600
Armor Holdings, Inc.*	65,600	2,230,400

		2,522,000

Insurance — 0.7%
Philadelphia Consolidated Holdings Corp.*	33,800	2,030,366
Zenith National Insurance Corp.	8,800	427,680

		2,458,046

Internet Services — 6.6%
CNET Networks, Inc.*	105,600	1,168,992
Cybersource Corp.*	99,200	829,312
Digital Insight Corp.*	59,100	1,225,143
Digital River, Inc.*	40,700	1,328,041
EarthLink, Inc.*	145,500	1,505,925
eCollege.com, Inc.*	93,900	1,502,400
eResearch Technology, Inc.*	127,050	3,557,400
eSPEED, Inc. (Class “A” Stock)*	55,600	981,340
F5 Networks, Inc.*(a)	50,800	1,345,184
FindWhat.com*	77,300	1,788,722
InfoSpace, Inc.*	40,200	1,529,208
Openwave Systems, Inc.*	99,300	1,261,110
Priceline.com, Inc.*(a)	37,683	1,014,803
RSA Security, Inc.*	72,400	1,482,028
S1 Corp.*	29,700	295,218
Sohu.com, Inc.*(a)	54,300	1,079,484
WebEx Communications, Inc.*	54,400	1,183,744

		23,078,054

Machinery & Equipment — 2.9%
A.S.V., Inc.*	35,500	1,111,505
Middleby Corp.	48,500	2,649,070

AST DeAM Small-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Nordson Corp.	34,900	$1,513,613
Terex Corp.*	87,500	2,986,375
Toro Co. (The)(a)	28,400	1,989,988

		10,250,551

Medical Supplies & Equipment — 5.9%
Advanced Medical Optics, Inc.*(a)	41,800	1,779,426
Align Technology, Inc.*	65,800	1,250,200
Digene Corp.*	61,700	2,253,901
Immucor, Inc.*	42,200	1,373,610
Integra LifeSciences Holdings Corp.*(a)	67,800	2,391,306
Merit Medical Systems, Inc.*	123,522	1,967,705
Quidel Corp.*	225,300	1,327,017
Regeneration Technologies, Inc.*	43,800	469,974
Serologicals Corp.*	84,300	1,685,157
Sybron Dental Specialties, Inc.*	117,300	3,501,405
Ventana Medical Systems, Inc.*	37,100	1,763,363
Wright Medical Group, Inc.*	20,700	736,920

		20,499,984

Metals & Mining — 1.2%
Hecla Mining Co.*	231,500	1,319,550
Steel Dynamics, Inc.*	94,500	2,705,535

		4,025,085

Office Equipment — 0.2%
Imagistics International, Inc.*	18,000	637,200

Oil & Gas — 3.8%
Cabot Oil & Gas Corp.	11,500	486,450
Comstock Resources, Inc.*	171,600	3,339,336
Denbury Resources, Inc.*	61,600	1,290,520
KCS Energy, Inc.*	247,400	3,295,368
Penn Virginia Corp.	18,900	682,479
Prima Energy Corp.*	5,600	221,592
Range Resources Corp.	24,800	362,080
Remington Oil & Gas Corp.*	66,700	1,574,120
Spinnaker Exploration Co.*	12,400	488,312
Stone Energy Corp.*	22,500	1,027,800
Veritas DGC, Inc.*	24,600	569,490

		13,337,547

Personal Services — 0.5%
Bright Horizons Family Solutions, Inc.*	9,700	520,017
Strayer Education, Inc.	11,500	1,283,055

		1,803,072

Pharmaceuticals — 7.7%
Bradley Pharmaceuticals, Inc.*	91,000	2,538,900
Connetics Corp.*	154,300	3,116,860
Enzon Pharmaceuticals, Inc.*	98,800	1,260,688
First Horizon Pharmaceutical Corp.*	98,900	1,869,210
Kos Pharmaceuticals, Inc.*	76,400	2,518,908

	Shares	Value (Note 2)

Ligand Pharmaceuticals, Inc. (Class “B” Stock)*(a)	159,200	$2,766,896
Nabi Biopharmaceuticals*	140,000	1,990,800
Noven Pharmaceuticals, Inc.*	55,100	1,213,302
Onyx Pharmaceuticals, Inc.*	42,600	1,804,536
Perrigo Co.	157,000	2,978,290
POZEN, Inc.*	68,900	471,276
Regeneron Pharmaceuticals, Inc.*	39,000	410,670
SFBC International, Inc.*	96,450	3,021,779
Valeant Pharmaceuticals International(a)	34,500	690,000

		26,652,115

Printing & Publishing — 0.7%
Banta Corp.	25,800	1,145,778
Consolidated Graphics, Inc.*	12,000	528,600
Journal Register Co.*	9,200	184,000
Nelson, (Thomas), Inc.	14,600	332,004
Readers Digest Association, Inc.	25,800	412,542

		2,602,924

Real Estate — 1.0%
Alexandria Real Estate Equities, Inc. [REIT]	18,000	1,022,040
Corrections Corp. of America*	8,800	347,512
Essex Property Trust, Inc. [REIT](a)	15,500	1,059,425
Washington Real Estate Investment Trust [REIT]	34,200	1,004,796

		3,433,773

Restaurants — 1.0%
California Pizza Kitchen, Inc.*	22,600	433,016
CBRL Group, Inc.	34,400	1,061,240
CEC Entertainment, Inc.*	50,900	1,502,059
Red Robin Gourmet Burgers, Inc.*	17,800	487,186

		3,483,501

Retail & Merchandising — 4.7%
7-Eleven, Inc.*	114,200	2,038,470
Aeropostale, Inc.*	80,200	2,158,182
Children’s Place Retail Stores, Inc. (The)*	89,500	2,105,040
Coldwater Creek, Inc.*	22,700	600,869
Electronics Boutique Holdings Corp.*	14,900	392,466
Finish Line, Inc. (Class “A” Stock)*	14,600	440,482
Hibbett Sporting Goods, Inc.*	8,850	242,048
Hot Topic, Inc.*(a)	120,100	2,460,849
Movie Gallery, Inc.(a)	49,900	975,545
Oakley, Inc.	35,900	464,546
Select Comfort Corp.*	20,900	593,560
Stein Mart, Inc.*	18,000	292,680
Tuesday Morning Corp.*	17,500	507,500
Yankee Candle Co., Inc.*	110,500	3,232,125

		16,504,362

AST DeAM Small-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Semiconductors — 6.5%
Cirrus Logic, Inc.*	288,300	$1,732,683
ESS Technology, Inc.*	99,900	1,069,929
Helix Technology Corp.	116,000	2,474,280
LTX Corp.*	123,100	1,330,711
Micrel, Inc.*	186,100	2,261,115
Microsemi Corp.*	195,700	2,780,897
Mykrolis Corp.*	138,500	2,412,670
ON Semiconductor Corp.*	365,000	1,832,300
Photronics, Inc.*	115,900	2,195,146
Pixelworks, Inc.*	116,800	1,789,376
Silicon Image, Inc.*	66,600	874,458
Standard Microsystems Corp.*	73,600	1,716,352

		22,469,917

Telecommunications — 4.7%
Alamosa Holdings, Inc.*	191,900	1,410,465
Aspect Communications Corp.*	153,500	2,179,700
C-COR.net Corp.*	197,600	2,033,304
Golden Telecom, Inc.(a)	99,900	2,811,186
Intrado, Inc.*	22,800	366,852
Metrocall Holdings, Inc.*	7,100	475,700
Ptek Holdings, Inc.*	99,900	1,151,847
RF Micro Devices, Inc.*(a)	295,000	2,212,500
SpectraLink Corp.	58,700	874,630
Symmetricom, Inc.*	42,100	374,690
ViaSat, Inc.*	62,100	1,549,395
Westell Technologies, Inc. (Class “A”)	156,500	798,150

		16,238,419

Transportation — 0.4%
Knight Transportation, Inc.*	47,000	1,350,310

Total Long-Term Investments
(Cost $305,443,341)		329,888,347

	Principal Amount (000)

SHORT-TERM INVESTMENTS — 11.0%
Certificates of Deposit — 1.7%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$4,105	4,104,814
Svenska Handelsbanken 1.39%, 10/27/04(b)	1,716	1,715,941

		5,820,755

	Principal Amount (000)	Value (Note 2)

Commercial Paper — 0.5%
Amsterdam Funding Corp. 1.111%, 07/12/04(b)	$1,764	$1,761,495

Corporate Obligations — 1.4%
Bank of America NA 1.05%, 07/01/04(b)(c)	2,092	2,091,667
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	302	301,856
Morgan Stanley 1.58%, 07/01/04(b)(c)	2,325	2,325,404
Swedbank 1.12%, 07/15/04(b)(c)	243	242,569

		4,961,496

Time Deposit — 0.7%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	2,427	2,427,339

U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills 0.91%, 07/29/04(k)(n)	200	199,849
0.95%, 07/29/04(k)(n)	650	649,486
1.04%, 07/29/04(k)(n)	130	129,895

		979,230

	Shares
Non-Registered Investment Company — 6.4%
BlackRock Institutional Money Market Trust(b)(j)	22,316,218	22,316,218

Total Short-Term Investments
(Cost $38,266,576)		38,266,533

Total Investments — 105.9%
(Cost $343,709,917; Note 5)		368,154,880
Liabilities in Excess of Other Assets — (5.9%)		(20,349,223)

Net Assets — 100.0%		$347,805,657

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $36,033,990; cash collateral of $37,287,303 was received with which the portfolio purchased highly liquid short-term investments.

AST DeAM Small-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $979,230 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Description	Expiration Month	Number of Contracts	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation
Long Positions:
Russell 2000	Sep 04	51	$15,153,906	$15,697,275	$543,369

(n)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

AST Federated Aggressive Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 91.4%
COMMON STOCK
Advertising — 0.7%
Getty Images, Inc.*	10,400	$624,000
Lamar Advertising Co.*	15,700	680,595
Valueclick, Inc.*	51,040	611,459

		1,916,054

Aerospace — 1.6%
DRS Technologies, Inc.*	60,711	1,936,681
Innovative Solutions and Support, Inc.*	120,400	2,350,208

		4,286,889

Automotive Parts — 6.2%
Advance Auto Parts, Inc.*	286,872	12,674,005
Monro Muffler Brake, Inc.*	145,331	3,525,730

		16,199,735

Beverages — 0.3%
NuCo2, Inc.*	43,800	862,860

Broadcasting — 0.6%
Entercom Communications Corp.*	6,080	226,784
Sky Perfect Communications, Inc. (Japan)	1,256	1,450,360

		1,677,144

Building Materials — 0.3%
Cemex SA de CV [ADR] (Mexico)	6,596	191,944
Simpson Manufacturing Co., Inc.	10,260	575,791

		767,735

Business Services — 4.4%
Arbitron, Inc.*	10,000	365,200
CoStar Group, Inc.*	42,257	1,940,864
Ctrip.com International Ltd. [ADR] (China)*	61,600	2,083,929
Discovery Partners International*	266,500	1,359,150
Exponent, Inc.*	39,535	1,062,305
Fair Isaac Corp.	11,448	382,134
Indus International, Inc.*	226,400	475,440
Infocrossing, Inc.*	55,800	753,300
Informatica Corp.*	95,095	725,575
Iron Mountain, Inc.*	11,800	569,468
Monster Worldwide, Inc.*	54,460	1,400,711
Visual Networks, Inc.*	145,780	441,713

		11,559,789

Cable Television — 4.0%
Central European Media Enterprises Ltd. (Class “A” Stock)*	442,888	10,062,415

	Shares	Value (Note 2)

Lodgenet Entertainment Corp.*	24,900	$410,850

		10,473,265

Chemicals — 0.8%
Cabot Microelectronics Corp.*	65,770	2,013,220

Computer Hardware — 1.5%
Komag, Inc.*	61,900	864,743
Research in Motion Ltd. (Canada)*	24,400	1,669,936
SanDisk Corp.*	16,380	355,282
Silicon Storage Technology, Inc.*	87,300	899,190

		3,789,151

Computer Services & Software — 6.6%
Altiris, Inc.*	22,568	623,102
AutoDesk, Inc.	33,800	1,446,978
BindView Development Corp.*	137,100	479,850
Business Objects SA [ADR] (France)*	11,080	250,740
Cognos, Inc. (Canada)*	16,778	606,692
DigitalNet Holdings, Inc.*	50,700	1,030,731
Epicor Software Corp.*	104,100	1,462,605
FactSet Research Systems, Inc.	4,960	234,459
FileNET Corp.*	52,356	1,652,880
Fundtech Ltd*	24,500	197,740
Hummingbird Ltd. (Canada)*	35,300	796,721
Hyperion Solutions Corp.*	12,600	550,872
Magma Design Automation, Inc.*	58,740	1,129,570
MicroStrategy, Inc. (Class “A” Stock)*	3,450	147,315
Motive, Inc.*	154,500	1,594,441
Netegrity, Inc.*	41,340	349,736
NetIQ Corp.*	34,800	459,360
Niku Corp.*	102,000	1,159,740
Pervasive Software, Inc.*	186,744	1,167,150
QAD, Inc.	110,600	1,173,466
Salesforce.com, Inc.*	11,000	176,770
SupportSoft, Inc.*	71,700	622,356

		17,313,274

Construction — 0.2%
Infrasource Services, Inc.*	40,600	497,756

Consumer Products & Services — 1.6%
1-800-Flowers.com, Inc.*	154,700	1,259,258
Adesa, Inc.*	4,900	117,796
Concorde Career Colleges, Inc.*	36,100	631,389
Dollar Thrifty Automotive Group, Inc.*	41,410	1,136,290
NBTY, Inc.*	32,700	961,053
Stamps.com, Inc.	6,300	64,197

		4,169,983

Electronic Components & Equipment — 3.0%
American Power Conversion Corp.	19,267	378,597
CEVA, Inc.*	129,978	1,028,126

AST Federated Aggressive Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Digital Theater Systems, Inc.*	58,100	$1,519,315
M-Systems Flash Disk Pioneers Ltd. (Israel)*	60,400	900,564
Mobility Electronics, Inc*	123,500	1,039,870
Sonic Solutions, Inc.*	72,300	1,536,375
Vicor Corp.*	76,256	1,393,197

		7,796,044

Entertainment & Leisure — 3.0%
International Speedway Corp. (Class “A” Stock)	48,928	2,379,858
Speedway Motorsports, Inc.	64,900	2,170,256
Winnebago Industries, Inc.	88,400	3,295,552

		7,845,666

Financial Services — 1.5%
Affiliated Managers Group, Inc.*	17,287	870,746
Bankrate, Inc.*	35,700	305,592
Federal Agricultural Mortgage Corp.*	21,138	505,832
IndyMac Bancorp, Inc.	17,480	552,368
Providian Financial Corp.*	43,456	637,500
SFGC Co. Ltd. (Japan)	5,000	1,003,528

		3,875,566

Food — 0.3%
Volume Services America Holdings, Inc.	50,600	684,618

Healthcare Services — 3.4%
Community Health Systems, Inc.*	43,800	1,172,526
Medarex, Inc.*	176,900	1,289,601
Select Medical Corp.	23,600	316,712
Symbion, Inc.*	5,000	87,300
TLC Vision Corp. (Canada)*	58,500	680,940
Triad Hospitals, Inc.*	42,800	1,593,444
United Surgical Partners International, Inc.*	49,090	1,937,582
UnitedHealth Group, Inc.	8,200	510,450
VCA Antech, Inc.*	28,350	1,270,647

		8,859,202

Hotels & Motels — 0.7%
Orient-Express Hotels Ltd.	40,493	685,951
Prime Hospitality Corp.*	118,642	1,259,978

		1,945,929

Insurance — 1.0%
Endurance Specialty Holdings Ltd.	7,100	247,080
Mercury General Corp.	10,500	521,325
Penn-America Group, Inc.	44,400	621,600
Philadelphia Consolidated Holdings Corp.*	19,224	1,154,786

		2,544,791

	Shares	Value (Note 2)

Internet Services — 2.8%
Blackboard, Inc.*	33,400	$669,670
Digital Impact, Inc.*	463,750	881,125
eCollege.com, Inc.*	14,566	233,056
Macromedia, Inc.*	21,000	515,550
Mediagrif Interactive Technologies, Inc. (Canada)*	159,800	1,297,947
Netopia, Inc.*	61,300	404,580
NIC, Inc.*	185,792	1,332,129
Online Resources Corp.*	213,859	1,449,963
Online Resources Corp. (Germany)*144A	61,000	414,800

		7,198,820

Machinery & Equipment — 0.4%
Cooper Cameron Corp.*	11,400	555,180
Graco, Inc.	16,835	522,727

		1,077,907

Medical Supplies & Equipment — 5.1%
Aspect Medical Systems, Inc.*	61,960	1,144,401
Cambridge Heart, Inc.*	431,400	327,864
Conceptus, Inc.*	800	9,000
Cytyc Corp.*	108,848	2,761,474
Digirad Corp.*	66,300	659,685
Endocardial Solutions Inc*	106,400	1,101,240
Endologix, Inc.*	89,300	436,677
Illumina, Inc.*	27,200	172,720
Inamed Corp.*	57,430	3,609,476
Invitrogen Corp.*	6,600	475,134
Kyphon, Inc.*	29,874	841,849
Orthofix International NV (Netherlands)*	30,334	1,296,172
Thermogenesis Corp.* (cost $226,608; purchased 03/11/04)(g)(o)	56,652	214,371
Zoll Medical Corp.*	6,200	217,496

		13,267,559

Metals & Mining — 0.7%
Glamis Gold Ltd. (Canada)*	50,100	878,253
Golden Star Resources Ltd. (Canada)*	24,900	115,536
Hecla Mining Co.*	28,000	159,600
Placer Dome, Inc.	14,400	239,616
Steel Dynamics, Inc.*	12,060	345,278

		1,738,283

Oil & Gas — 1.2%
Encore Acquisition Co.*	18,400	513,360
FMC Technologies, Inc.*	19,400	558,720
National-Oilwell, Inc.*	18,400	579,416
Noble Corp.*	14,800	560,772

AST Federated Aggressive Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

W-H Energy Services, Inc.*	46,600	$913,360

		3,125,628

Personal Services — 0.1%
Universal Technical Institute, Inc.*	6,500	259,870

Pharmaceuticals — 10.1%
Abgenix, Inc.*	108,700	1,273,964
Acadia Pharmaceuticals, Inc.*	14,900	92,380
Acusphere, Inc.*	176,100	1,127,040
Alexion Pharmaceuticals, Inc.*	118,904	2,211,614
Biovail Corp. (Canada)*	32,000	607,360
CV Therapeutics, Inc.*	115,776	1,940,406
Dynavax Technologies Corp*	304,000	2,024,640
Eon Labs, Inc.*	18,760	767,847
Eyetech Pharmaceuticals, Inc.*	5,900	253,228
Genaera Corp.*	351,300	1,475,460
Genta, Inc.*	32,700	81,750
I-Flow Corp.*	40,500	480,330
Inveresk Research Group, Inc.*	57,000	1,757,880
Neurochem, Inc. (Canada)*	82,200	1,714,692
Penwest Pharmaceuticals Co.*	60,700	777,567
Point Therapeutics, Inc.* (cost $700,000; purchased 09/26/03)(g)(o)	350,000	1,656,270
Ranbaxy Laboratories-Sp [GDR] (India)	18,400	363,978
Regeneron Pharmaceuticals, Inc.*	36,500	384,345
Shire Pharmaceuticals Group PLC [ADR] (United Kingdom)*	41,024	1,096,982
Spectrum Pharmaceuticals, Inc*	67,700	423,125
Transkaryotic Therapies, Inc.*	25,200	376,992
Vertex Pharmaceuticals*	264,300	2,865,011
Vical Inc.*	320,400	1,867,932
Vicuron Pharmaceuticals, Inc.*	25,000	314,000
YM Biosciences, Inc. (Canada)*	121,900	336,401

		26,271,194

Real Estate — 2.8%
Agree Realty Corp. [REIT]	5,200	131,560
American Financial Realty Trust [REIT]	22,700	324,383
Coachmen Industries, Inc.	118,100	1,888,419
First Potomac Realty Trust [REIT]	75,000	1,437,750
Global Signal, Inc. [REIT]	11,400	250,230
Saint Joe Corp.	13,000	516,100
Wetherspoon, (J.D.) PLC (United Kingdom)	540,916	2,810,425

		7,358,867

Restaurants — 2.2%
Applebee’s International, Inc.	19,500	448,890
Buffalo Wild Wings, Inc.*	53,000	1,465,450

	Shares	Value (Note 2)

Cheesecake Factory, Inc. (The)*	89,828	$3,574,256
Ruby Tuesday, Inc.	10,200	279,990

		5,768,586

Retail & Merchandising — 5.9%
A.C. Moore Arts & Crafts, Inc.*	66,600	1,832,166
Cabela, Inc.*	14,500	390,775
Cache, Inc.*	93,000	1,256,430
Cost Plus, Inc.*	13,000	421,850
Design Within Reach, Inc.*	26,600	437,038
Dick’s Sporting Goods, Inc.*	52,954	1,766,016
Family Dollar Stores, Inc.	13,110	398,806
LKQ Corp.*	36,600	678,198
PETCO Animal Supplies, Inc.*	39,700	1,278,737
PETsMART, Inc.	176,150	5,716,068
Select Comfort Corp.*	44,800	1,272,320

		15,448,404

Semiconductors — 4.8%
Amkor Technology, Inc.*	13,400	109,612
ARM Holdings PLC [ADR] (United Kingdom)	130,829	870,013
ATI Technologies, Inc. (Canada)*	77,170	1,455,426
August Technology Corp.*	21,100	264,594
Conexant Systems, Inc.*	197,824	856,578
Cree, Inc.*	38,360	893,021
ESS Technology, Inc.*	95,800	1,026,018
Integrated Device Technology, Inc.*	54,100	748,744
Marvell Technology Group Ltd.*	22,800	608,760
MEMC Electronic Materials, Inc.*	132,400	1,308,112
Metron Technology NV*	157,000	379,940
Microsemi Corp.*	14,900	211,729
MKS Instruments, Inc.*	51,600	1,177,512
Staktek Holdings, Inc.*	35,400	185,850
Ultratech Stepper, Inc.*	46,200	752,136
Vitesse Semiconductor Corp.*	114,642	559,453
Xicor, Inc.*	65,500	991,015

		12,398,513

Telecommunications — 2.2%
Foundry Networks, Inc.*	38,464	541,188
Intrado, Inc.*	55,537	893,590
Knology, Inc.*	32,100	159,537
L-3 Communications Holdings, Inc.	7,770	519,036
RADVision Ltd. (Israel)*	143,610	1,780,765
TALK America Holdings, Inc.*	145,300	1,114,451
Western Wireless Corp. (Class “A” Stock)*	22,400	647,584

		5,656,151

Transportation — 10.8%
ABX Air, Inc.*	1,764,580	12,052,081
EGL, Inc.*	208,400	5,543,440

AST Federated Aggressive Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Expeditors International of Washington, Inc.	50,396	$2,490,066
Forward Air Corp.*	67,100	2,509,540
Quality Distribution, Inc.*	508,500	5,608,755

		28,203,882

Utilities — 0.6%
Allete, Inc.	26,500	882,450
Cherokee International Corp.*	37,800	431,298
Consolidated Water Co. Ltd.	6,000	156,120

		1,469,868

Total Common Stock
(Cost $202,634,392)		238,322,203

WARRANT*
Pharmaceuticals
Point Therapeutics, Inc., Expiring on 09/24/08(o)
(Cost $0)	175,000	0

Total Long-Term Investments
(Cost $202,634,392)		238,322,203

	Principal Amount (000)	Value (Note 2)

SHORT-TERM INVESTMENTS — 7.9%
Repurchase Agreement

Greenwich Capital Markets, Inc., 1.23%, maturing 07/01/04, to be repurchased on 07/01/04, repurchase price $20,679,707 (Collateralized by U.S. Treasury Notes, 12.00%, maturing 8/15/13, par value $15,487,000, market value including accrued interest $20,661,065)

(Cost $20,679,000)	$20,679	$20,679,000

Total Investments — 99.3%
(Cost $223,313,392; Note 5)		259,001,203
Other Assets in Excess of Liabilities — 0.7%		1,738,875

Net Assets — 100.0%		$260,740,078

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

144A—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $926,608. The aggregate value, $1,870,641 represents 0.72% of net assets.
(o)	Indicates a fair valued security.

See Notes to Financial Statements.

AST Goldman Sachs Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 97.8%
COMMON STOCK
Basic Materials — Chemical — 3.1%
Agrium, Inc. (Canada)	254,202	$3,698,639
Albemarle Corp.	59,189	1,873,332
Fuller, (H.B.) Co.	22,306	633,490
Minerals Technologies, Inc.	31,508	1,827,464
Monsanto Co.	26,100	1,004,850
NuCo2, Inc.*	7,243	142,687
Penford Corp.	7,701	135,153
Rohm & Haas Co.	11,400	474,012

		9,789,627

Basic Materials — Mining — 2.2%
Commercial Metals Co.	89,733	2,911,836
Maverick Tube Corp.*(a)	113,784	2,987,968
Nucor Corp.(a)	8,649	663,897
Schnitzer Steel Industries, Inc. (Class “A” Stock)	13,279	450,955

		7,014,656

Basic Materials — Paper & Packaging — 2.2%
Caraustar Industries, Inc.*	303,905	4,288,099
Packaging Corp. of America	23,425	559,858
Sealed Air Corp.*	7,300	388,871
Universal Forest Products, Inc.	39,043	1,259,136
Wausau-Mosinee Paper Corp.	18,475	319,618

		6,815,582

Consumer Cyclicals — Comsumer Durables — 0.5%
Ethan Allen Interiors, Inc.(a)	15,500	556,605
Select Comfort Corp.*	23,543	668,621
Stanley Works	10,600	483,148

		1,708,374

Consumer Cyclicals — Hotel & Leisure — 3.1%
Argosy Gaming Co.*	46,116	1,733,962
Callaway Golf Co.	29,400	333,396
Fossil, Inc.*(a)	88,199	2,403,423
Harrah’s Entertainment, Inc.	10,744	581,250
Hilton Hotels Corp.	24,907	464,765
JAKKS Pacific, Inc.*	18,753	389,875
K2, Inc.*	50,199	788,124
Marinemax, Inc.	15,181	435,391
Multimedia Games, Inc.*	50,410	1,351,996
RC2 Corp.*	7,879	279,705
Station Casinos, Inc.(a)	18,336	887,462

		9,649,349

Consumer Cyclicals — Motor Vehicle — 1.8%
American Axle & Manufacturing Holdings, Inc.	70,106	2,549,055
ArvinMeritor, Inc.	56,074	1,097,368

	Shares	Value (Note 2)

Lear Corp.(a)	10,049	$592,791
Lo-Jack Corp.*	13,023	114,472
Methode Electronics, Inc. (Class “A” Stock)	44,065	571,523
Monaco Coach Corp.	31,244	880,143

		5,805,352

Consumer Cyclicals — Retail Apparel — 6.5%
Aaron Rents, Inc.	77,661	2,573,687
Abercrombie & Fitch Co.*(a)	36,300	1,406,625
Brookstone, Inc.*	97,321	1,951,286
Charlotte Russe Holding, Inc.*	54,485	1,164,889
Federated Department Stores, Inc.	18,020	884,782
Gymboree Corp.*	210,540	3,233,895
K-Swiss, Inc. (Class “A” Stock)	39,397	796,213
Kellwood Co.	46,042	2,005,129
Linens ‘n Things, Inc.*(a)	40,237	1,179,346
OshKosh B’Gosh, Inc. (Class “A” Stock)	16,258	405,962
Penney, (J.C.) Co., Inc.	20,400	770,304
Ross Stores, Inc.	16,400	438,864
Sharper Image Corp.*	14,787	464,164
Too, Inc.*	54,442	909,181
Tropical Sportswear International Corp.*(a)	125,007	443,775
Tuesday Morning Corp.*	27,314	792,106
Zale Corp.*	35,884	978,198

		20,398,406

Consumer Cylicals — Construction — 3.7%
Beazer Homes USA, Inc.(a)	13,224	1,326,499
ElkCorp	34,831	833,854
Hughes Supply, Inc.	70,268	4,140,893
Infrasource Services, Inc.*	58,604	718,485
Lennar Corp. (Class “A” Stock)	26,100	1,167,192
Lennox International, Inc.	54,289	982,631
Standard Pacific Corp.	26,326	1,297,872
Texas Industries, Inc.	15,353	632,083
WCI Communities, Inc.*	21,650	483,012

		11,582,521

Consumer Staples — Food & Beverage — 1.3%
American Italian Pasta Co. (Class “A” Stock)(a)	20,757	632,673
Archer-Daniels-Midland Co.	26,800	449,704
Hain Celestial Group, Inc.*	11,652	210,901
Pepsi Bottling Group, Inc.	10,100	308,454
Sensient Technologies Corp.	115,450	2,479,867

		4,081,599

Consumer Staples — Home Products — 2.2%
Clorox Co.	12,900	693,762
Elizabeth Arden, Inc.*	100,852	2,121,926

AST Goldman Sachs Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Helen of Troy Ltd.*	22,224	$819,399
Jarden Corp.*	76,618	2,757,482
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	10,375	506,093
Oneida Ltd.*(a)	101,549	164,509

		7,063,171

Consumer Staples — Restaurants — 0.9%
BUCA, Inc.*(a)	148,411	791,031
California Pizza Kitchen, Inc.*	30,637	587,005
Total Entertainment Restaurant Corp.*	64,889	877,948
Yum! Brands, Inc.*	14,400	535,968

		2,791,952

Consumer Staples — Tobacco — 0.1%
Reynolds, (R.J.) Tobacco Holdings, Inc.	6,400	432,576

Energy — Diversified Energy — 0.6%
Western Gas Resources, Inc.	24,200	786,016
Williams Cos., Inc.(a)	95,600	1,137,640

		1,923,656

Energy — Energy Resources — 3.4%
EOG Resources, Inc.	7,900	471,709
Parallel Petroleum Corp.*	2,798	14,189
Patina Oil & Gas Corp.	130,856	3,908,669
Range Resources Corp.	353,653	5,163,333
Whiting Petroleum Corp.*	26,301	661,470
XTO Energy, Inc.	17,400	518,346

		10,737,716

Energy — Oil Refining — 0.7%
Frontier Oil Corp.	69,307	1,468,615
Sunoco, Inc.	9,600	610,752

		2,079,367

Energy — Oil Services — 0.7%
Hydril Co.*	15,449	486,644
Patterson-UTI Energy, Inc.	25,900	865,319
Petroleum Development Corp.*	12,736	349,221
TETRA Technologies, Inc.*	10,006	268,661
Willbros Group, Inc. (Panama)*	22,048	332,263

		2,302,108

Financial — Brokers — 0.2%
Bear Stearns Cos., Inc.	6,522	549,870

Financial — Regionals — 9.2%
Alabama National Bancorp	28,475	1,579,507
Alliance Bankshares Corp.*	24,353	366,513
Bancorp Bank (The)*	65,017	1,151,451
Banknorth Group, Inc.	26,491	860,428
Berkshire Hills Bancorp, Inc.	21,781	808,075
Brookline Bancorp, Inc.(a)	102,365	1,501,695
Capital Corp of the West*	5,911	229,583

	Shares	Value (Note 2)

Cardinal Financial Corp.*	62,157	$562,521
Citizens Banking Corp.	91,441	2,839,242
City National Corp.	8,800	578,160
Corus Bankshares, Inc.	15,749	647,441
First Community Bancorp	39,807	1,530,181
First Niagara Financial Group, Inc.	162,118	1,945,415
First Oak Brook Bancshares, Inc.	19,036	576,791
Firstmerit Corp.*	25,300	667,161
IBERIABANK Corp.	25,920	1,533,946
Interchange Financial Services Corp.	9,012	224,219
M&T Bank Corp.	11,763	1,026,910
Main Street Banks, Inc.	37,155	1,044,056
Millennium Bankshares Corp.*	68,065	524,101
North Fork Bancorp, Inc.(a)	16,200	616,410
PFF Bancorp, Inc.	82,815	3,084,030
Prosperity Bancshares, Inc.	21,232	516,999
Southcoast Financial Corp.*	17,635	370,251
SouthTrust Corp.	27,104	1,051,906
Sterling Bancorp	21,284	587,864
Sun Bancorp, Inc.*	11,872	252,399
United Community Banks, Inc.	43,078	1,084,704
West Coast Bancorp.*	1,586	34,004
Western Sierra Bancorp*	1,773	54,910
Wintrust Financial Corp.	14,762	745,629

		28,596,502

Financial — Specialty Financials — 2.4%
Accredited Home Lenders Holding Co.*	81,633	2,297,969
Affiliated Managers Group, Inc.*(a)	33,430	1,683,869
American Capital Strategies Ltd.	21,600	605,232
CIT Group, Inc.	30,900	1,183,161
Financial Federal Corp.*	54,091	1,907,249

		7,677,480

Financial — Thrifts — 3.1%
BankUnited Financial Corp.*	75,181	1,939,670
Fidelity Bankshares, Inc.	49,436	1,752,506
IndyMac Bancorp, Inc.(a)	54,435	1,720,146
Irwin Financial Corp.	43,739	1,154,710
NetBank, Inc.	110,466	1,207,393
Republic Bancorp, Inc.	140,167	1,948,321
WSFS Financial Corp.	83	4,040

		9,726,786

Financial — Trust/Processors — 0.3%
Apollo Investment Corp.*	73,995	1,018,911

Health Care — Biotechnology — 0.9%
Cell Therapeutics, Inc.*(a)	75,455	556,103
MedImmune, Inc.*	23,200	542,880
Nabi Biopharmaceuticals*	24,311	345,702
Neose Technolgies, Inc.*	24,622	205,101

AST Goldman Sachs Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Renovis, Inc.*	33,885	$310,387
United Therapeutics Corp.*	33,978	871,536

		2,831,709

Health Care — Drugs — 1.2%
AmerisourceBergen Corp.	6,900	412,482
Charles River Laboratories International, Inc.*(a)	12,700	620,649
Covance, Inc.*	12,800	493,824
Inveresk Research Group, Inc.*	43,693	1,347,492
Kos Pharmaceuticals, Inc.*	25,915	854,418

		3,728,865

Health Care — Medical Products — 1.1%
Abaxis, Inc.*	19,166	363,771
Candela Corp.*	33,074	324,125
D & K Healthcare Resources, Inc.	10,519	126,228
NDCHealth Corp.(a)	34,954	810,933
Sybron Dental Specialties, Inc.*	13,133	392,020
Thermogenesis Corp.	139,810	661,301
Varian, Inc.*	20,560	866,604

		3,544,982

Health Care — Medical Providers — 1.1%
Lifeline Systems, Inc.*	12,435	294,212
Psychiatric Solutions, Inc.*	14,333	357,322
Radiologix, Inc.*	277,521	1,254,394
Symbion, Inc.*	26,443	461,695
United Surgical Partners International, Inc.*	31,778	1,254,278

		3,621,901

Industrials — Defense/Aerospace — 1.1%
DRS Technologies, Inc.*	9,341	297,978
Ducommun, Inc.*	68,699	1,468,785
EDO Corp.	44,179	1,065,597
Rockwell Collins, Inc.	18,928	630,681

		3,463,041

Industrials — Parts & Equipment — 6.5%
Actuant Corp.*	53,479	2,085,146
American Standard Cos., Inc.*	22,986	926,566
Baldor Electric Co.	22,087	515,731
Cummins, Inc.	20,000	1,250,000
Eaton Corp.	17,600	1,139,424
Franklin Electric Co., Inc.	36,080	1,362,381
GrafTech International Ltd.*(a)	251,645	2,632,207
Lydall, Inc.*	165,959	1,621,419
Mueller Industries, Inc.*	60,133	2,152,761
Terex Corp.*(a)	50,144	1,711,415
W-H Energy Services, Inc.*	14,204	278,398
Wabash National Corp.*(a)	179,892	4,956,025

		20,631,473

	Shares	Value (Note 2)

Insurance — Health Insurance — 0.4%
Aetna, Inc.(a)	7,303	$620,755
Health Net, Inc.*	23,400	620,100

		1,240,855

Insurance — Life Insurance — 0.7%
StanCorp Financial Group, Inc.	26,266	1,759,822
Torchmark Corp.(a)	11,200	602,560

		2,362,382

Insurance — Property Insurance — 3.8%
Ambac Financial Group, Inc.	10,500	771,120
Donegal Group, Inc.	23,136	463,645
Hub International Ltd. (Canada)	52,041	993,463
Navigators Group, Inc.*	27,343	789,939
NYMAGIC, Inc.	23,349	616,414
PartnerRe Ltd.	20,223	1,147,251
ProAssurance Corp.*	48,203	1,644,204
Procentury Corp.*	90,101	876,683
PXRE Group Ltd.	43,132	1,089,946
RenaissanceRe Holdings Ltd.	16,369	883,108
RLI Corp.	49,129	1,793,208
Willis Group Holdings Ltd. (United Kingdom)	27,689	1,036,953

		12,105,934

Real Estate Investment Trust — 8.6%
Acadia Realty Trust [REIT]	54,007	742,056
Affordable Residential Communities, Inc. [REIT]	29,286	486,148
Agree Realty Corp. [REIT]	28,635	724,466
Avalonbay Communities, Inc. [REIT]	10,820	611,546
Brandywine Realty Trust [REIT]	34,653	942,215
Capital Automotive [REIT]	41,258	1,210,097
Commercial Net Lease Realty, Inc. [REIT]	92,058	1,583,398
Correctional Properties Trust [REIT]	70,247	2,054,725
Developers Diversified Realty Corp. [REIT]	15,700	555,309
Entertainment Properties Trust [REIT]	33,102	1,183,065
Gables Residential Trust [REIT]	17,007	577,898
iStar Financial, Inc. [REIT]	30,503	1,220,120
LaSalle Hotel Properties [REIT]	50,904	1,242,058
Lexington Corp. Properties Trust [REIT]	78,164	1,556,245
Liberty Property Trust [REIT]	13,282	534,069
MFA Mortgage Investments, Inc. [REIT]	96,448	858,387
Mission West Properties, Inc. [REIT]*	18,075	218,888
Parkway Properties, Inc. [REIT]	51,761	2,300,776
Plum Creek Timber Co., Inc. [REIT]	18,018	587,026
Post Properties, Inc. [REIT]	19,194	559,505
Prentiss Properties Trust [REIT]	70,363	2,358,568

AST Goldman Sachs Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

RAIT Investment Trust [REIT]	89,870	$2,215,296
Summit Properties, Inc. [REIT]	113,339	2,906,011

		27,227,872

Services — Environmental & Other Services — 2.5%
Harsco Corp.	47,344	2,225,167
Medical Staffing Network Holdings, Inc.*	133,284	858,349
PRG-Schultz International, Inc.*(a)	228,895	1,252,056
Republic Services, Inc.	15,146	438,325
School Specialty, Inc.*	35,176	1,277,241
TRC Cos., Inc.*	28,163	469,759
Waste Connections, Inc.*(a)	43,842	1,300,354

		7,821,251

Services — Media — 1.5%
ADVO, Inc.	39,473	1,299,452
Emmis Communications Corp. (Class “A” Stock)*	34,200	717,516
Lamar Advertising Co.*	24,174	1,047,943
Regent Communications, Inc.*	179,201	1,109,254
Saga Communications, Inc. (Class “A” Stock)*	23,537	429,550

		4,603,715

Services — Publishing — 0.7%
Belo Corp. (Class “A” Stock)	20,162	541,350
Harland, (John H.) Co.	17,034	499,948
Journal Register Co.*	58,600	1,172,000

		2,213,298

Services — Telecom Equipment — 0.4%
Anixter International, Inc.*(a)	13,403	456,104
Extreme Networks, Inc.*	38,741	213,850
Tellabs, Inc.*(a)	70,300	614,422

		1,284,376

Services — Telephone — 1.5%
CenturyTel, Inc.	19,100	573,764
Cincinnati Bell, Inc.*	251,603	1,117,117
West Corp.*	114,443	2,992,685

		4,683,566

Services — Wireless — 0.8%
Ditech Communications Corp.*	106,565	2,487,227

Technology — Computer Hardware — 2.5%
CDW Corp.	8,500	541,960
EFJ, Inc.	79,248	700,552
Hutchinson Technology, Inc.*(a)	139,960	3,441,617
Intevac, Inc.*	25,420	225,475
ScanSource, Inc.*	26,821	1,593,704
Storage Technology Corp.*	25,100	727,900
Xerox Corp.*	22,000	319,000
Zebra Technologies Corp. (Class “A” Stock)*(a)	3,625	315,375

		7,865,583

	Shares	Value (Note 2)

Technology — Computer Software — 1.9%
Acclaim Entertainment, Inc.*	409,400	$139,196
Activision, Inc.*(a)	42,450	674,955
Citadel Security Software, Inc.*(a)	90,647	279,193
Corillian Corp.	35,935	181,112
NetIQ Corp.*	139,622	1,843,011
OPNET Technologies, Inc.*	43,300	567,230
PeopleSoft, Inc.*	15,900	294,150
Take-Two Interactive Software, Inc.*	45,558	1,395,897
Viisage Technology, Inc.	78,207	681,965

		6,056,709

Technology — Information Services — 2.0%
Anteon International Corp.*	13,100	427,322
Lionbridge Technologies, Inc.*	438,368	3,353,516
MTC Technologies, Inc.*	99,098	2,558,710

		6,339,548

Technology — Internet — 0.6%
Autobytel, Inc.*	110,495	1,003,295
Getty Images, Inc.*(a)	5,400	324,000
Tumbleweed Communications Corp.*	108,489	462,163
United Online, Inc.*(a)	12,476	219,702

		2,009,160

Technology — Semiconductors — 1.2%
Actel Corp.*	32,511	601,454
Artisan Components, Inc.*	65,781	1,697,149
GSI Lumonics, Inc.*	12,945	218,771
Integrated Circuit Systems, Inc.*(a)	14,200	385,672
Power Integrations, Inc.*(a)	34,685	863,656

		3,766,702

Transportation — Transports — 3.1%
AirTran Holdings, Inc.*	83,072	1,174,638
Heartland Express, Inc.	40,377	1,104,715
Landstar System, Inc.*	41,370	2,187,232
OMI Corp.	230,343	2,741,082
SCS Transportation, Inc.*	57,111	1,507,159
Teekay Shipping Corp.	14,000	523,320
Yellow Roadway Corp.*	11,100	442,446

		9,680,592

Utilities — Electrical Utilities — 3.4%
Avista Corp.	30,799	567,318
Central Vermont Public Service Corp.	12,237	250,736
CH Energy Group, Inc.	10,005	464,632
El Paso Electric Co.*	125,477	1,937,364
Empire District Electric Co.	17,192	345,731
Energy East Corp.	11,795	286,029
Entergy Corp.	11,289	632,297
FirstEnergy Corp.	22,687	848,721
MGE Energy, Inc.	982	32,043

AST Goldman Sachs Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

PG&E Corp.*(a)	13,800	$385,572
Pinnacle West Capital Corp.	7,900	319,081
PNM Resources, Inc.	77,208	1,603,610
PPL Corp.	35,344	1,622,289
Puget Energy, Inc.	10,500	230,055
Westar Energy, Inc.	36,981	736,292
Wisconsin Energy Corp.	12,500	407,625

		10,669,395

Utilities — Gas Utilities — 2.1%
AGL Resources, Inc.	29,152	846,866
Atmos Energy Corp.	25,707	658,099
Energen Corp.	13,842	664,278
Northwest Natural Gas Co.	73,153	2,231,166
Piedmont Natural Gas Co., Inc.	11,885	507,490
South Jersey Industries, Inc.	15,775	694,100
WGL Holdings, Inc.	34,183	981,735

		6,583,734

Total Long-Term Investments
(Cost $252,095,217)		308,569,431

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 9.3%
Certificates of Deposit — 1.3%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$3,662	3,661,829
BNP Paribas 1.08%, 07/13/04(b)	571	571,142

		4,232,971

Commercial Paper — 0.2%
Grampian Funding LLC 1.20%, 07/13/04(b)	627	626,807

	Principal Amount (000)	Value (Note 2)

Corporate Obligations — 3.9%
Bank of America NA 1.05%, 07/01/04(b)(c)	$966	$966,043
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	755	754,839
1.63%, 07/01/04(b)(c)	721	721,116
Morgan Stanley 1.58%, 07/01/04(b)(c)	1,893	1,892,686
Natexis Banque 1.60%, 07/01/04(b)(c)	1,564	1,563,550
Societe Generale NY 1.575%, 07/01/04(b)(c)	1,719	1,718,518
Swedbank 1.12%, 07/15/04(b)(c)	1,686	1,685,702
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	1,760	1,759,991
1.25%, 07/23/04(b)(c)	321	321,254
1.30%, 07/29/04(b)(c)	809	809,315

		12,193,014

Time Deposit — 0.3%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	955	954,684

	Shares
Non-Registered Investment Company — 3.6%
BlackRock Institutional Money Market Trust(b)(j)	11,283,855	11,283,855

Total Short-Term Investments
(Cost $29,291,331)		29,291,331

Total Investments — 107.1%
(Cost $281,386,548; Note 5)		337,860,762
Liabilities in Excess of Other Assets — (7.1%)		(22,256,498)

Net Assets — 100.0%		$315,604,264

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $28,149,912; cash collateral of $29,291,331 received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral of for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 93.8%
COMMON STOCK — 93.6%
Advertising — 0.2%
Interep National Radio Sales, Inc.*	63,500	$69,850
Penton Media, Inc.*	310,000	127,100
ValueVision Media, Inc. (Class “A” Stock)*	121,240	1,578,545

		1,775,495

Aerospace — 2.3%
Alliant Techsystems, Inc.*	58,100	3,680,054
Curtiss-Wright Corp. (Class “B” Stock)	100,000	5,377,000
Embraer Aircraft Corp. [ADR] (Brazil)	30,000	857,700
Fairchild Corp. (Class “A” Stock)*	690,000	2,953,200
Herley Industries, Inc.*	40,000	781,600
Sequa Corp. (Class “A” Stock)*	29,600	1,730,712
Sequa Corp. (Class “B” Stock)*	7,000	418,250
Titan Corp.*(a)	290,000	3,764,200

		19,562,716

Airlines — 0.1%
Midwest Air Group, Inc.*	295,000	1,230,150

Automobile Manufacturers — 0.7%
Monaco Coach Corp.	90,000	2,535,300
Navistar International Corp.*(a)	80,000	3,100,800
Oshkosh Truck Corp.	600	34,386
Thor Industries, Inc.	8,000	267,680

		5,938,166

Automotive Parts — 2.6%
American Axle & Manufacturing Holdings, Inc.	35,910	1,305,688
BorgWarner, Inc.	60,000	2,626,200
Cooper Tire & Rubber Co.	50,000	1,150,000
Dana Corp.	220,000	4,312,000
Federal-Mogul Corp.*(a)	100,000	29,000
Midas, Inc.*	165,000	2,871,000
Myers Industries, Inc.	295,000	4,159,500
Raytech Corp.*	93,400	155,044
Schieb, (Earl), Inc.*	3,000	9,540
Standard Motor Products, Inc.	160,100	2,358,273
Strattec Security Corp.*	2,000	136,860
TBC Corp.*	110,910	2,639,658
Transpro, Inc.*	40,000	230,400

		21,983,163

Beverages — 0.8%
Boston Beer Co., Inc. (Class “A” Stock)*	76,000	1,530,640
Mondavi, (Robert) Corp. (Class “A” Stock)*	30,000	1,110,600
PepsiAmericas, Inc.	204,390	4,341,244

		6,982,484

	Shares	Value (Note 2)

Broadcasting — 6.8%
Beasley Broadcast Group, Inc.*	250,000	$3,740,000
Crown Media Holdings, Inc.*	300,000	2,556,000
Fisher Communications, Inc.*	95,000	4,781,350
Granite Broadcasting Corp.*	300,000	210,000
Gray Television, Inc.	374,200	5,197,638
Gray Television, Inc. (Class “A” Stock)	3,000	37,500
Hearst-Argyle Television, Inc.	1,000	25,780
Liberty Corp. (The)	35,000	1,643,250
Lin TV Corp. (Class “A” Stock)*	240,000	5,088,000
Media General, Inc. (Class “A” Stock)	151,000	9,697,219
Nexstar Broadcasting Group, Inc. (Class “A” Stock)*	90,000	988,200
Paxson Communications Corp.*	430,000	1,397,500
Saga Communications, Inc. (Class “A” Stock)*	100,000	1,825,000
Salem Communications Corp. (Class “A” Stock)*	70,000	1,899,100
SBS Broadcasting SA (Luxembourg)*	45,300	1,391,163
Scripps (E.W.) Co. (Class “A” Stock)	47,000	4,935,000
Sinclair Broadcast Group, Inc.	520,000	5,340,400
Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	40,000	372,400
UnitedGlobalCom, Inc. (Class “A” Stock)*	320,000	2,323,200
Young Broadcasting, Inc. (Class “A” Stock)*	235,000	3,090,250

		56,538,950

Building Materials — 2.7%
Apogee Enterprises, Inc.	225,410	2,344,264
Drew Industries, Inc.*	500	20,350
Florida Rock Industries, Inc.	6,000	253,020
Gibraltar Steel Corp.	90,000	2,953,800
Hughes Supply, Inc.	1,000	58,930
Modine Manufacturing Co.	210,000	6,688,500
Skyline Corp.	88,000	3,577,200
Texas Industries, Inc.	62,540	2,574,772
Thomas Industries, Inc.	145,000	4,814,000

		23,284,836

Business Services — 1.0%
Acxiom Corp.(a)	64,050	1,590,362
BearingPoint, Inc.*	40,000	354,800
Edgewater Technology, Inc.*	420,000	2,599,800
GP Strategies Corp.*(a)	38,000	250,420
Harland, (John H.) Co.	29,440	864,064
Insurance Auto Auctions, Inc.*	156,940	2,667,980
StarTek, Inc.	9,000	322,200
UniFirst Corp.	2,000	58,180

		8,707,806

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Cable Television — 1.0%
Cablevision Systems New York Group (Class “A” Stock)*	390,000	$7,663,500
Rogers Communications, Inc. (Class “B” Stock)	50,000	906,500

		8,570,000

Chemicals — 4.6%
Airgas, Inc.	2,000	47,820
Albemarle Corp.	100,000	3,165,000
Arch Chemicals, Inc.	115,000	3,314,300
Cytec Industries, Inc.	54,285	2,467,253
Ferro Corp.	215,000	5,736,200
Fuller, (H.B.) Co.	54,680	1,552,912
Great Lakes Chemical Corp.(a)	145,000	3,923,700
Hercules, Inc.*	460,000	5,607,400
MacDermid, Inc.	68,000	2,301,800
NewMarket Corp.*	40,000	858,800
Nova Chemicals Corp. (Canada)	25,000	723,250
Omnova Solutions, Inc.*	237,000	1,445,700
Penford Corp.	31,150	546,683
Schulman, (A.), Inc.	52,000	1,117,480
Sensient Technologies Corp.(a)	230,000	4,940,400
TETRA Technologies, Inc.*	50,000	1,342,500

		39,091,198

Clothing & Apparel — 0.5%
Hartmarx Corp.*	394,000	2,482,200
Wolverine World Wide, Inc.	65,000	1,706,250

		4,188,450

Computer Services & Software — 1.1%
Agilysys, Inc.	30,000	413,700
Analysts International Corp.*	12,000	36,960
Baldwin Technology Co., Inc. (Class “A” Stock)*	260,000	930,800
Intergraph Corp.*	133,673	3,456,784
Keane, Inc.*	15,000	205,350
PLATO Learning, Inc.*	91,400	905,774
Progress Software Corp.*	20,000	433,400
SPSS, Inc.*	23,000	413,310
Tyler Technologies, Inc.*	176,098	1,665,887
Xanser Corp.*	200,000	492,000

		8,953,965

Conglomerates — 1.1%
Brink’s Co. (The)	150,340	5,149,145
Cendant Corp.	35,000	856,800
Griffon Corp.*	85,170	1,897,588
Park Ohio Holdings Corp.*	100,000	1,180,000

		9,083,533

	Shares	Value (Note 2)

Construction — 1.7%
Cavalier Homes, Inc.*	150,000	$802,500
Cavco Industries, Inc.*	65,000	2,580,500
Champion Enterprises, Inc.*	380,000	3,488,400
Fleetwood Enterprises, Inc.*	400,000	5,820,000
Insituform Technologies, Inc. (Class “A” Stock)*	20,000	325,400
KB Home	1,000	68,630
Nobility Homes, Inc.	5,000	102,550
Palm Harbor Homes, Inc.*	75,000	1,329,750
Southern Energy Homes, Inc.*	18,400	74,474

		14,592,204

Consumer Products & Services — 4.7%
Aaron Rents, Inc.	14,000	463,960
Aaron Rents, Inc. (Class “A” Stock)	78,700	2,379,101
Alberto-Culver Co. (Class “B” Stock)	55,215	2,768,480
ANC Rental Corp.*	20,000	81
Aviall, Inc.*	149,200	2,836,292
Bowlin Travel Centers, Inc.*	8,500	13,600
Chemed Corp.	140,000	6,789,999
Church and Dwight Co., Inc.	83,940	3,842,773
CNS, Inc.	162,600	1,631,041
Concorde Career Colleges, Inc.*	67,770	1,185,297
Culp, Inc.*	25,000	194,500
Eagle Supply Group, Inc.*(a)	60,000	130,200
Elizabeth Arden, Inc.*	18,000	378,720
Energizer Holdings, Inc.*	52,000	2,340,000
Fedders Corp.	381,000	1,657,350
GC Cos., Inc.*	103,000	54,075
Hancock Fabrics, Inc.	3,000	38,250
Jacuzzi Brands, Inc.*	100,000	807,000
Jarden Corp.*	36,235	1,304,098
National Presto Industries, Inc.	25,200	1,038,996
Oil-Dri Corp. of America	84,000	1,402,800
Revlon, Inc. (Class “A” Stock)*	76,101	224,498
Rollins, Inc.	280,000	6,442,800
Scotts Co. (The) (Class “A” Stock)*(a)	5,000	319,400
WD-40 Co.	22,000	658,680
Weider Nutrition International, Inc.*	270,000	1,266,300

		40,168,291

Containers & Packaging — 1.2%
Crown Holdings, Inc.*	90,000	897,300
Greif, Inc. (Class “A” Stock)	145,000	6,126,250
Greif, Inc. (Class “B” Stock)	6,000	255,000
Packaging Dynamics Corp.	99,000	1,371,150
Pactiv Corp.*	75,000	1,870,500

		10,520,200

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Diversified Operations — 0.3%
Standex International Corp.	20,000	$544,000
Walter Industries, Inc.	160,000	2,179,200

		2,723,200

Electronic Components & Equipment — 6.3%
Agere Systems, Inc. (Class “A” Stock)*(a)	200,000	460,000
Agere Systems, Inc. (Class “B” Stock)*	100,000	215,000
AMETEK, Inc.	65,000	2,008,500
Baldor Electric Co.	150,000	3,502,500
C & D Technologies, Inc.	20,000	356,600
Capstone Turbine Corp.*	60,000	130,584
CTS Corp.	425,000	5,125,500
Electro Rental Corp.	140,000	1,465,800
ESCO Technologies, Inc.*	9,015	481,040
Fargo Electronics, Inc.*	22,000	244,420
FLIR Systems, Inc.*(a)	4,000	219,600
Franklin Electric Co., Inc.	54,000	2,039,040
GrafTech International Ltd.*(a)	60,000	627,600
Katy Industries, Inc.*	132,100	645,969
Lamson & Sessions Co.*	225,000	1,809,000
Landauer, Inc.	48,000	2,143,680
Lecroy Corp.*	11,000	198,110
Littelfuse, Inc.*	135,000	5,725,350
Magnetek, Inc.*	146,900	1,225,146
Methode Electronics, Inc. (Class “A” Stock)	78,000	1,011,660
Monolithic System Technology, Inc.*	50,000	376,500
Park Electrochemical Corp.	25,000	631,250
Parker-Hannifin Corp.	9,000	535,140
Pentair, Inc.	154,430	5,195,025
SL Industries, Inc.*	33,000	363,330
Thomas & Betts Corp.	530,000	14,431,900
Trans-Lux Corp.	8,000	54,400
Woodward Governor Co.	27,000	1,946,970

		53,169,614

Entertainment & Leisure — 3.8%
Brunswick Corp.	73,220	2,987,376
Caesars Entertainment, Inc.*(a)	60,000	900,000
Canterbury Park Holding Corp.	22,400	383,600
Churchill Downs, Inc.	50,000	2,035,000
Dover Downs Gaming & Entertainment, Inc.	130,000	1,462,500
Dover Motorsports, Inc.	215,000	860,000
Gaylord Entertainment Co. (Class “A” Stock)*	273,770	8,593,641
Gemstar-TV Guide International, Inc.*	550,000	2,640,000
Lakes Entertainment, Inc.*	30,000	347,700
Magna Entertainment Corp.*(a)	270,000	1,593,000
Pinnacle Entertainment, Inc.*	120,000	1,513,200

	Shares	Value (Note 2)

Six Flags, Inc.*	353,200	$2,564,232
Topps Co., Inc. (The)	314,100	3,046,770
Vail Resorts, Inc.*	86,340	1,654,274
World Wrestling Entertainment, Inc.	125,000	1,593,750

		32,175,043

Environmental Services — 1.0%
Allied Waste Industries, Inc.*(a)	225,000	2,965,500
Catalytica Energy Systems, Inc.*	35,000	99,400
CUNO, Inc.*	5,000	266,750
Met-Pro Corp.	5,333	79,462
Republic Services, Inc.	101,400	2,934,516
Waste Connections, Inc.*	60,000	1,779,600

		8,125,228

Equipment Services — 0.3%
Gerber Scientific, Inc.*	180,000	1,270,800
Industrial Distribution Group, Inc.*	170,000	1,395,870

		2,666,670

Farming & Agriculture — 0.1%
Delta & Pine Land Co.	27,960	613,722

Financial — Bank & Trust — 1.8%
Community First Bankshares, Inc.	85,000	2,736,150
Crazy Woman Creek Bancorp, Inc.	9,500	159,600
First Republic Bank	60,000	2,584,800
Hibernia Corp. (Class “A” Stock)	50,000	1,215,000
Silicon Valley Bancshares*	82,000	3,251,300
Southwest Bancorporation of Texas, Inc.	30,000	1,323,600
TCF Financial Corp.	63,140	3,665,277
Webster Financial Corp.(a)	6,000	282,120

		15,217,847

Financial Services — 1.1%
BKF Capital Group, Inc.	100,000	2,905,000
CIT Group, Inc.	59,000	2,259,110
Countrywide Financial Corp.	12,000	843,000
Interactive Data Corp.*	20,000	348,400
SWS Group, Inc.	143,000	2,187,900
Waddell & Reed Financial, Inc. (Class “A” Stock)	25,000	552,750

		9,096,160

Food — 4.4%
Corn Products International, Inc.	150,000	6,982,500
Del Monte Foods Co.*	1,049,873	10,666,710
Flowers Foods, Inc.	315,000	8,237,250
Hain Celestial Group, Inc.*	60,000	1,086,000
Ingles Markets, Inc. (Class “A” Stock)	120,000	1,340,400
Interstate Bakeries Corp.	55,000	596,750
John B. Sanfillippo & Sons, Inc.*	3,000	80,160

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Performance Food Group Co.*	30,000	$796,200
Ralcorp Holdings, Inc.*	35,000	1,232,000
Smucker, (J.M.) Co. (The)	78,491	3,603,522
Suprema Specialties, Inc.* (cost $12,750; purchased 11/08/01)(g)	1,000	0
Tl Administration Corp.*	310,000	8,680
Weis Markets, Inc.	72,500	2,541,125

		37,171,297

Furniture — 0.1%
Stanley Furniture Co., Inc.	20,000	842,200

Healthcare Services — 0.6%
Laboratory Corp. of America Holdings*	58,460	2,320,862
NeighborCare, Inc.*	52,460	1,643,572
NWH, Inc.	12,000	211,920
Odyssey Healthcare, Inc.*	4,500	84,690
VitalWorks, Inc.*	200,000	692,000

		4,953,044

Hotels & Motels — 1.5%
Aztar Corp.*	129,900	3,637,200
Boca Resorts, Inc. (Class “A” Stock)*	197,500	3,914,450
Kerzner International Ltd.*(a)	21,000	998,760
La Quinta Corp.*	440,000	3,696,000
Wyndham International, Inc. (Class “A” Stock)*	220,000	220,000

		12,466,410

Industrial Products — 3.8%
Acuity Brands, Inc.	50,000	1,350,000
Carlisle Cos., Inc.	33,470	2,083,508
Core Molding Technologies, Inc.*	243,200	814,720
Crane Co.(a)	140,000	4,394,600
Donaldson Co., Inc.	90,000	2,637,000
Eastern Co. (The)	32,400	541,080
Kaman Corp. (Class “A” Stock)	290,000	4,057,100
Precision Castparts Corp.	98,000	5,359,620
Robbins & Myers, Inc.	33,000	740,850
Roper Industries, Inc.	24,000	1,365,600
TransTechnology Corp.*	40,000	280,800
Tredegar Corp.	65,000	1,048,450
Watts Water Technologies, Inc. (Class “A” Stock)	270,000	7,276,500

		31,949,828

Insurance — 1.6%
Alleghany Corp.*	8,000	2,296,000
Argonaut Group, Inc.*	58,000	1,068,940
CNA Financial Corp.*	310,000	3,394,500
Everest Reinsurance Group Ltd.	20,000	1,607,200
MONY Group, Inc. (The)	50,900	1,593,170
Phoenix Cos., Inc. (The)	3,500	42,875

	Shares	Value (Note 2)

PMI Group, Inc. (The)(a)	25,000	$1,088,000
Presidential Life Corp.	29,000	522,580
ProAssurance Corp.*	46,000	1,569,060
Triad Guaranty, Inc.*	1,000	58,200
UnumProvident Corp.(a)	40,000	636,000

		13,876,525

Internet Services — 0.3%
J Net Enterprises, Inc.*	200,000	600,000
Stellent, Inc.*	217,300	1,855,742

		2,455,742

Machinery & Equipment — 5.0%
AGCO Corp.*	145,000	2,953,650
Alamo Group, Inc.	12,000	190,800
Albany International Corp. (Class “A” Stock)	72,010	2,416,656
Carbo Ceramics, Inc.	34,000	2,320,500
CLARCOR, Inc.	140,000	6,411,999
Flowserve Corp.*	140,000	3,491,600
Gardner Denver, Inc.*	4,000	111,600
Gencorp, Inc.	460,000	6,159,399
Graco, Inc.	63,000	1,956,150
IDEX Corp.(a)	102,000	3,503,700
Lone Star Technologies, Inc.*	32,000	881,920
Selas Corp. of America*	60,000	180,000
Smith, (A.O.) Corp.	40,000	1,271,600
Tennant Co.	114,860	4,760,947
Thermo Electron Corp.*	90,000	2,766,600
Toro Co. (The)(a)	38,280	2,682,280

		42,059,401

Medical Supplies & Equipment — 4.7%
Apogent Technologies, Inc.*	173,430	5,549,760
ArthroCare Corp.*	10,000	290,800
Bio-Rad Laboratories, Inc.*	3,800	223,668
Biosite, Inc.*(a)	10,000	449,200
Cholestech Corp.*	13,800	112,470
CONMED Corp.*	3,800	104,120
DENTSPLY International, Inc.	9,000	468,900
DJ Orthopedics, Inc.*	5,800	133,400
Encore Medical Corp.*	3,800	23,940
Exactech, Inc.*	70,000	1,519,000
ICU Medical, Inc.*	20,000	670,600
Inamed Corp.*	85,000	5,342,250
Inverness Medical Innovations, Inc.*	30,000	657,000
Invitrogen Corp.*(a)	32,000	2,303,680
Kensey Nash Corp.*	18,000	621,000
Lifecore Biomedical, Inc.*	164,048	1,000,693
Ocular Sciences, Inc.*	18,000	684,000
Orthofix International NV (Netherlands)*	4,000	170,920
Osteotech, Inc.*	3,800	24,662

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Owens & Minor, Inc.	205,000	$5,309,500
Patterson Dental Co.*(a)	6,000	458,940
Regeneration Technologies, Inc.*	20,000	214,600
Schein, (Henry), Inc.*	12,000	757,680
Schick Technologies, Inc.*	70,500	948,225
Sola International, Inc.*	68,000	1,171,640
SurModics, Inc.*(a)	76,960	1,896,294
Sybron Dental Specialties, Inc.*	240,000	7,163,999
Techne Corp.*(a)	26,200	1,138,390
Thoratec Corp.*(a)	60,000	643,800
Young Innovations, Inc.	5,000	127,000

		40,180,131

Metals & Mining — 1.5%
Ampco-Pittsburgh Corp.	34,000	437,240
Barrick Gold Corp. (Canada)(a)	190,000	3,752,500
Circor International, Inc.	38,400	782,976
Kinross Gold Corp. (Canada)*	19,500	108,420
Layne Christensen Co.*	48,000	794,400
Material Sciences Corp.*	368,360	3,923,034
Newmont Mining Corp.(a)	48,000	1,860,480
WHX Corp.*(a)	30,000	48,600
Worthington Industries, Inc.	60,000	1,231,800

		12,939,450

Office Equipment — 0.7%
Danka Business Systems PLC [ADR] (United Kingdom)*	146,280	661,186
Hon Industries, Inc.	59,670	2,525,831
Imagistics International, Inc.*	8,000	283,200
McGrath Rentcorp	40,000	1,478,000
Nashua Corp.*	120,000	1,162,800

		6,111,017

Oil & Gas — 3.6%
Callon Petroleum Co.*	59,000	841,340
Devon Energy Corp.	23,000	1,518,000
El Paso Corp.(a)	175,000	1,379,000
EOG Resources, Inc.(a)	46,500	2,776,515
Equitable Resources, Inc.	55,000	2,844,050
Forest Oil Corp.*(a)	110,000	3,005,200
Key Energy Services, Inc.*	134,390	1,268,642
Kinder Morgan, Inc.	42,000	2,490,180
Newpark Resources, Inc.*	180,000	1,116,000
Nicor, Inc.	4,000	135,880
Northwest Natural Gas Co.	14,600	445,300
NUI Corp.	35,000	511,000
Penn Virginia Corp.	24,000	866,640
Pioneer Natural Resources Co.	30,000	1,052,400
Rowan Cos., Inc.*	83,000	2,019,390
Semco Energy, Inc.	245,000	1,425,900
Southwestern Energy Co.*	26,000	745,420

	Shares	Value (Note 2)

W-H Energy Services, Inc.*	15,000	$294,000
XTO Energy, Inc.	192,000	5,719,680

		30,454,537

Paper & Forest Products — 0.4%
Boise Cascade Corp.	34,300	1,291,052
CSS Industries, Inc.	12,000	420,480
Pope & Talbot, Inc.	32,600	644,502
Wausau-Mosinee Paper Corp.	80,000	1,384,000

		3,740,034

Personal Services — 0.7%
Matthews International Corp. (Class “A” Stock)	180,170	5,934,800

Pharmaceuticals — 0.2%
Bone Care International, Inc.*	40,000	936,800
CollaGenex Pharmaceuticals, Inc.*	3,800	35,796
Corixa Corp.*	30,000	140,100
Priority Healthcare Corp. (Class “B” Stock)*(a)	18,000	413,100

		1,525,796

Printing & Publishing — 3.0%
Bowne & Co., Inc.	150,250	2,381,463
Hollinger International, Inc.	100,515	1,687,647
Journal Communications, Inc. (Class “A” Stock)	126,710	2,385,949
Journal Register Co.*	192,500	3,850,000
Lee Enterprises, Inc.	63,000	3,024,630
Martha Stewart Living Omnimedia, Inc.*(a)	15,000	135,000
McClatchy Co.	12,000	841,800
Nelson, (Thomas), Inc.	70,000	1,591,800
PRIMEDIA, Inc.*	870,000	2,418,600
Pulitzer, Inc.	141,000	6,894,900

		25,211,789

Real Estate — 0.5%
Coachmen Industries, Inc.	56,000	895,440
Glenborough Realty Trust, Inc. [REIT]	15,000	275,250
Griffin Land & Nurseries, Inc.*	46,000	1,169,320
Innkeepers USA Trust [REIT]	100,000	1,031,000
Sun Communities, Inc. [REIT]	30,000	1,129,500

		4,500,510

Restaurants — 1.2%
RARE Hospitality International, Inc.*	12,000	298,800
Ruby Tuesday, Inc.	10,000	274,500
Steak ‘n Shake Co. (The)*	235,000	4,281,700
Triarc Cos., Inc. (Class “A” Stock)	139,360	1,439,589
Triarc Cos., Inc. (Class “B” Stock)	285,410	2,902,620
Wendy’s International, Inc.	18,000	627,120

		9,824,329

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Retail & Merchandising — 1.3%
Big 5 Sporting Goods Corp.*	10,000	$261,900
Bon-Ton Stores, Inc.	40,000	586,400
Coldwater Creek, Inc.*	1,500	39,705
Del Laboratories, Inc.*	700	21,714
Fred’s, Inc.	30,000	662,700
Movado Group, Inc.	20,000	345,000
Neiman Marcus Group, Inc. (Class “A” Stock)	60,000	3,338,999
Office Depot, Inc.*	102,380	1,833,626
Paxar Corp.*	30,000	585,600
School Specialty, Inc.*	3,000	108,930
Sports Authority, Inc. (The)*(a)	56,824	2,039,982
United Auto Group, Inc.	50,000	1,532,500

		11,357,056

Semiconductors — 0.6%
Axcelis Technologies, Inc.*	281,000	3,495,640
MKS Instruments, Inc.*	20,000	456,400
Mykrolis Corp.*	60,000	1,045,200

		4,997,240

Telecommunications — 3.1%
Acme Communications, Inc.*	200,000	1,380,000
Andrew Corp.*(a)	25,000	500,250
AO VimpelCom [ADR] (Russia)*(a)	44,000	4,243,800
Centennial Communications, Inc.*	66,000	471,900
Cincinnati Bell, Inc.*	700,000	3,108,000
Citizens Communications Co.*	30,000	363,000
Commonwealth Telephone Enterprises, Inc.*(a)	155,000	6,939,350
Communications Systems, Inc.	30,000	240,300
D & E Communications, Inc.	100,000	1,342,000
General Communication, Inc.*	90,000	714,600
Leap Wireless International, Inc.*(a)	50,000	900
Nextel Communications, Inc. (Class “A” Stock)*	20,000	533,200
Nextel Partners, Inc. (Class “A” Stock)*(a)	25,000	398,000
Pegasus Communications Corp.*(a)	23,000	562,580
Plantronics, Inc.*	5,000	210,500
Rogers Wireless Communications, Inc. (Class “B” Stock)*	46,000	1,244,300
Rural Cellular Corp.*	95,000	842,650
Sycamore Networks, Inc.*	352,000	1,488,960
Western Wireless Corp. (Class “A” Stock)*(a)	70,000	2,023,700

		26,607,990

Transportation — 1.0%
GATX Corp.(a)	225,000	6,120,000
Hub Group, Inc. (Class “A” Stock) (Canada)*	30,000	1,023,000

	Shares	Value (Note 2)

Landstar System, Inc.*	2,000	$105,740
Ryder System, Inc.	30,000	1,202,100

		8,450,840

Utilities — 6.0%
AES Corp.*	123,500	1,226,355
Allegheny Energy, Inc.*(a)	200,000	3,082,000
Allete, Inc.	99,820	3,324,006
Alliant Energy Corp.	45,000	1,173,600
American States Water Co.	5,000	116,200
Aquila, Inc.*	900,000	3,204,000
Artesian Resources Corp. (Class “A” Stock)	450	11,903
Atmos Energy Corp.	40,000	1,023,600
Avista Corp.	40,000	736,800
Baycorp Holdings Ltd.*	1,000	12,500
BIW Ltd.	1,000	19,430
California Water Service Group	5,000	137,750
Cascade Natural Gas Corp.	15,000	331,050
Central Vermont Public Service Corp.	69,000	1,413,810
CH Energy Group, Inc.	50,100	2,326,644
Chesapeake Utilities Corp.	6,000	136,200
Cleco Corp.	75,000	1,348,500
CMS Energy Corp.*(a)	105,000	958,650
Connecticut Water Service, Inc.	5,650	144,979
Consolidated Water Co. Ltd.	2,500	65,050
Delta Natural Gas Co., Inc.	5,000	123,750
Duquesne Light Holdings, Inc.(a)	200,000	3,861,999
El Paso Electric Co.*	290,000	4,477,599
Empire District Electric Co.	20,000	402,200
Energy West, Inc.	13,000	86,580
EnergySouth, Inc.	1,200	48,024
Green Mountain Power Corp.	1,000	26,100
Ionics, Inc.*	55,610	1,570,983
Laclede Group, Inc. (The)	15,000	411,150
Maine & Maritimes Corp.	15,700	502,400
MGE Energy, Inc.	15,000	489,450
Middlesex Water Co.	7,866	152,443
New Jersey Resources Corp.	5,000	207,900
Otter Tail Power Co.	30,000	805,800
Pennichuck Corp.	1,001	25,861
RGC Resources, Inc.	2,000	47,780
SJW Corp.	79,000	2,686,000
South Jersey Industries, Inc.	7,000	308,000
Southern Union Co.*	80,000	1,686,400
Southwest Gas Corp.	70,000	1,689,100
Southwest Water Co.	13,580	170,022
TXU Corp.(a)	30,000	1,215,300
UIL Holdings Corp.	15,000	730,350
Unisource Energy Corp.(a)	60,000	1,491,000
Unitil Corp.	10,000	263,500

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Westar Energy, Inc.	340,000	$6,769,399
York Water Co.	2,904	53,550

		51,095,667

Total Common Stock
(Cost $618,538,705)		793,664,724

PREFERRED STOCK — 0.2%
Aerospace — 0.1%
Sequa Corp., $5 [CVT]*	9,000	875,250

Broadcasting — 0.1%
News Corp. Ltd., 0.72% [ADR] (Australia)	30,000	986,400

Total Preferred Stock
(Cost $1,640,838)		1,861,650

	Units
WARRANT*
Aerospace
Orbital Science Corp. (expiring 08/31/04)
(Cost $0)	482	4,401

Total Long-term Investments
(Cost $620,179,543)		795,530,775

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 7.5%
Certificates of Deposit — 0.6%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$2,073	2,072,971
Credit Lyonnais Bank 1.075%, 09/30/04(b)	1,090	1,090,543
Svenska Handelsbanken 1.39%, 10/27/04(b)	1,787	1,787,160

		4,950,674

Commercial Paper
Amsterdam Funding Corp. 1.111%, 07/12/04(b)	166	166,011
Fairway Finance Corp. 1.22%, 07/16/04(b)	239	239,163

		405,174

	Principal Amount (000)	Value (Note 2)

Corporate Obligations — 3.5%
Bank of America NA 1.05%, 07/01/04(b)(c)	$4,739	$4,739,441
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	581	581,330
1.63%, 07/01/04(b)(c)	239	238,698
Morgan Stanley 1.23%, 07/01/04(b)(c)	1,133	1,133,140
1.58%, 07/01/04(b)(c)	3,917	3,916,940
Natexis Banque 1.547%, 07/01/04(b)(c)	5,427	5,425,987
Societe Generale 1.575%, 07/01/04(b)(c)	2,103	2,102,627
Swedbank 1.198%, 07/15/04(b)(c)	3,103	3,102,462
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	7,079	7,077,585
1.25%, 07/23/04(b)(c)	40	40,166
1.30%, 07/29/04(b)(c)	718	717,747

		29,076,123

Time Deposit — 0.4%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	3,630	3,629,853

	Shares
Non-Registered Investment Company — 3.0%
BlackRock Institutional Money Market Trust(b)(j)	25,127,395	25,127,395

Total Short-Term Investments
(Cost $63,189,219)		63,189,219

Total Investments — 101.3%
(Cost $683,368,762; Note 5)		858,719,994
Liabilities in Excess of Other Assets — (1.3%)		(11,337,991)

Net Assets — 100.0%		$847,382,003

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
CVT	Convertible Security
REIT	Real Estate Investment Trust

AST Gabelli Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $61,195,120; cash collateral of $63,189,219 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $12,750. The aggregate value, $0 represents 0.00% of net assets.
(j)	Securities available to institutional investors only.

See Notes to Financial Statements.

AST DeAM Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 88.9%
COMMON STOCK
Aerospace — 0.1%
AAR Corp.*	8,400	$95,341

Airlines — 0.7%
Frontier Airlines, Inc.*	40,400	439,552

Automotive Parts — 1.0%
Collins & Aikman Corp.*	47,300	264,407
Tenneco Automotive, Inc.*	31,400	415,422

		679,829

Building Materials — 2.5%
Eagle Materials, Inc.	13,000	923,260
Genlyte Group, Inc.*	12,300	773,424

		1,696,684

Business Services — 2.2%
Clark, Inc.*	9,500	176,225
eFunds Corp.*	28,300	495,250
MAXIMUS, Inc.*	7,600	269,496
Safeguard Scientifics, Inc.*	24,500	56,350
SOURCECORP, Inc.*	18,100	498,112

		1,495,433

Chemicals — 4.3%
FMC Corp.*	20,000	862,200
Georgia Gulf Corp.	20,600	738,716
NewMarket Corp.*	25,200	541,044
Octel Corp.	7,000	184,310
OM Group, Inc.*	16,100	531,461

		2,857,731

Clothing & Apparel — 1.3%
Kellwood Co.	20,600	897,130

Computer Hardware — 1.5%
Hutchinson Technology, Inc.*	22,900	563,111
Komag, Inc.*	31,400	438,658

		1,001,769

Computer Services & Software — 2.9%
BISYS Group, Inc. (The)*	49,100	690,346
E.piphany, Inc.*	33,300	160,839
Internet Security Systems, Inc.*	10,700	164,138
Lawson Software, Inc.*	40,500	286,740
MTS Systems Corp.	20,300	476,035
Perot Systems Corp.*	10,400	138,008

		1,916,106

Conglomerates — 0.5%
Griffon Corp.*	14,300	318,604

	Shares	Value (Note 2)

Construction — 0.8%
Dycom Industries, Inc.*	6,800	$190,400
URS Corp.*	12,000	328,800

		519,200

Consumer Products & Services — 3.3%
American Greetings Corp. (Class “A” Stock)*	41,000	950,380
Blyth, Inc.	5,600	193,144
Dollar Thrifty Automotive Group, Inc.*	18,600	510,384
Jacuzzi Brands, Inc.*	51,900	418,833
Stewart Enterprises, Inc.*	16,800	136,752

		2,209,493

Diversified Operations — 0.1%
Standex International Corp.	3,600	97,920

Electronic Components & Equipment — 2.1%
Checkpoint Systems, Inc.*	34,000	609,620
KEMET Corp.*	7,000	85,540

Park Electrochemical Corp.	22,300	563,075
Stoneridge, Inc.*	8,600	146,200

		1,404,435

Entertainment & Leisure — 1.5%
AMC Entertainment, Inc.*	37,300	573,301
Callaway Golf Co.	40,000	453,600

		1,026,901

Equipment Services — 1.7%
United Rentals, Inc.*	35,000	626,150
Watsco, Inc.	18,300	513,681

		1,139,831

Financial — Bank & Trust — 9.7%
BankUnited Financial Corp.*	35,500	915,901
Community Bank Systems, Inc.	11,100	252,969
Corus Bankshares, Inc.	10,100	415,211
FirstFed Financial Corp.*	20,200	840,320
IBERIABANK Corp.	3,100	183,458
MAF Bancorp, Inc.	3,700	157,916
Mid-State Bancshares	2,800	65,828
NBT Bancorp, Inc.	4,200	93,828
Pacific Capital Bancorp	10,533	296,293
PFF Bancorp, Inc.	9,400	350,056
Prosperity Bancshares, Inc.	5,500	133,925
Provident Bancshares Corp.	19,500	562,380
Sterling Financial Corp.*	20,804	663,023
Texas Regional Bancshares, Inc. (Class “A” Stock)	6,100	280,051
UMB Financial Corp.	4,500	232,290
United Bancshares, Inc.	21,200	689,000

AST DeAM Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Westamerica Bancorp	4,900	$257,005
Yardville National Bancorp	2,600	65,000

		6,454,454

Financial Services — 3.6%
Downey Financial Corp.	17,700	942,525
ITLA Capital Corp.*	5,900	239,363
New Century Financial Corp.	11,000	515,020
Old National Bancorp	7,100	176,293
Park National Corp.	900	114,939
Saxon Capital, Inc.*	5,100	116,433
West Coast Bancorp	3,100	66,464
WSFS Financial Corp.	4,900	238,483

		2,409,520

Food — 3.9%
Flowers Foods, Inc.	26,900	703,435
J&J Snack Foods Corp.*	6,800	277,644
Lance, Inc.	43,300	666,820
Nash Finch Co.	15,200	380,456

Winn-Dixie Stores, Inc.	79,300	570,960

		2,599,315

Furniture — 1.2%
Haverty Furniture Co., Inc.	28,500	498,180
La-Z-Boy, Inc.	15,400	276,892

		775,072

Healthcare Services — 1.2%
RehabCare Group, Inc.*	8,900	237,007
Res-Care, Inc.*	19,600	248,920
West Pharmaceutical Services, Inc.	7,800	329,940

		815,867

Industrial Products — 1.3%
Tredegar Corp.	51,800	835,534

Insurance — 3.0%
LandAmerica Financial Group, Inc.(a)	9,100	354,263
Navigators Group, Inc.*	5,200	150,228
Philadelphia Consolidated Holdings Corp.*	13,200	792,924
Selective Insurance Group, Inc.	4,300	171,484
Stewart Information Services Corp.	7,000	236,390
United Fire & Casualty Co.	1,200	69,300
United Insurance Cos., Inc.*	8,600	204,766

		1,979,355

Internet Services — 0.2%
EarthLink, Inc.*	13,000	134,550

Machinery & Equipment — 1.1%
Terex Corp.*	20,900	713,317

Medical Supplies & Equipment — 2.4%
Cambrex Corp.	17,400	439,002

	Shares	Value (Note 2)

Hanger Orthopedic Group, Inc.*	42,300	$495,756
Ocular Sciences, Inc.*(a)	17,600	668,800

		1,603,558

Metals & Mining — 1.6%
Quanex Corp.(a)	15,200	740,240
Steel Technologies, Inc.	14,900	328,992

		1,069,232

Oil & Gas — 7.1%
Berry Petroleum Corp. (Class “A” Stock)	6,000	176,460
Energen Corp.	20,700	993,393
Houston Exploration Co.*	2,500	129,600
Magnum Hunter Resources, Inc.*	46,400	481,632
Meridian Resource Corp. (The)*	58,300	404,602
Piedmont Natural Gas Co., Inc.	2,500	106,750
Range Resources Corp.	50,200	732,920
Southwestern Energy Co.*	8,200	235,094
Stone Energy Corp.*	18,200	831,376
Tesoro Petroleum Corp.*	22,500	621,000

		4,712,827

Pharmaceuticals — 1.7%
Perrigo Co.	35,100	665,847
Valeant Pharmaceuticals International	22,800	456,000

		1,121,847

Printing & Publishing — 0.9%
Consolidated Graphics, Inc.*	14,200	625,510

Real Estate — 10.3%
Alexandria Real Estate Equities, Inc. [REIT]	3,900	221,442
American Financial Realty Trust [REIT]	12,200	174,338
Amli Residential Properties Trust [REIT]	5,300	155,502
Brandywine Realty Trust [REIT]	8,800	239,272
Capital Automotive [REIT]	5,500	161,315
CarrAmerica Realty Corp. [REIT]	9,900	299,277
Commercial Net Lease Realty, Inc. [REIT]	8,500	146,200
Corporate Office Properties Trust [REIT]	8,500	211,225
Essex Property Trust, Inc. [REIT](a)	3,700	252,895
First Industrial Realty Trust, Inc. [REIT]	6,700	247,096
Gables Residential Trust [REIT]	6,700	227,666
HealthCare Realty Trust, Inc. [REIT]	7,900	296,092
Heritage Property Investment Trust [REIT]	7,300	197,538
Highwoods Properties, Inc. [REIT]	8,400	197,400
Home Properties of New York, Inc. [REIT]	6,600	257,268
IMPAC Mortgage Holdings, Inc. [REIT]	12,200	274,744

Jones Lang Lasalle, Inc.* [REIT]	6,400	173,440
Kilroy Realty Corp. [REIT]	6,600	225,060

AST DeAM Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LNR Property Corp.	4,100	$222,425
Manufactured Home Communities,	4,500	149,355
Mid-America Apartment Communities, Inc. [REIT]	5,000	189,450
Nationwide Health Properties, Inc. [REIT]	11,600	219,240
Pennsylvania Real Estate Investment Trust [REIT]	6,900	236,325
Post Properties, Inc. [REIT](a)	6,500	189,475
Prentiss Properties Trust [REIT]	8,400	281,568
RAIT Investment Trust [REIT]	7,300	179,945
Realty Income Corp. [REIT]	7,200	300,456
Redwood Trust, Inc. [REIT](a)	2,800	155,904
Senior Housing Properties Trust [REIT]	9,600	161,184
Sovran Self Storage, Inc. [REIT]	1,900	72,542
Summit Properties, Inc. [REIT]	7,600	194,864
Sun Communities, Inc. [REIT]	4,900	184,485
Washington Real Estate Investment Trust [REIT]	4,000	117,520

		6,812,508

Restaurants — 3.1%
CBRL Group, Inc.	22,900	706,465
Dave & Buster’s, Inc.*	37,200	698,988
Landry’s Restaurants, Inc.	22,600	675,514

		2,080,967

Retail & Merchandising — 3.1%
Cash America International, Inc.	31,400	722,200
Jo-Ann Stores, Inc.*	3,300	97,020
Movado Group, Inc.	10,700	184,575
Payless ShoeSource, Inc.*	30,700	457,737
Stage Stores, Inc.*	16,800	632,688

		2,094,220

Semiconductors — 1.3%
Emulex Corp.*	28,800	412,128
Integrated Device Technology, Inc.*	11,500	159,160
Standard Microsystems Corp.*	13,500	314,820

		886,108

Telecommunications — 1.5%
Brightpoint, Inc.*	21,100	290,125
Commscope, Inc.*	24,600	527,670
CT Communications, Inc.	10,100	152,005

		969,800

Transportation — 1.4%
Laidlaw International, Inc.*	11,600	150,336
Overseas Shipholding Group, Inc.	18,500	816,405

		966,741

	Shares	Value (Note 2)

Utilities — 2.8%
Avista Corp.	12,400	$228,408
PNM Resources, Inc.	11,400	236,778
Sierra Pacific Resources*	90,400	696,984
South Jersey Industries, Inc.	1,200	52,800
Southern Union Co.*	31,590	665,916

		1,880,886

Total Long-term Investments
(Cost $56,596,125)		59,337,147

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 5.0%
Corporate Obligations — 2.6%
Bank of America NA 1.05%, 07/01/04(b)(c)	$188	187,766
Morgan Stanley 1.58%, 07/01/04(b)(c)	1,026	1,026,236
Swedbank 1.198%, 07/15/04(b)(c)	191	191,247

Westdeutsche Landesbank 1.30%, 07/29/04(b)(c)	350	349,745

		1,754,994

Time Deposit — 0.2%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	115	115,076

U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills 0.95%, 07/29/04(k)(n)	600	599,527
1.00%, 07/29/04(n)	20	19,984

		619,511

	Shares
Non-Registered Investment Company — 1.3%
BlackRock Institutional Money Market Trust(b)(j)	840,434	840,434

Total Short-Term Investments
(Cost $3,330,046)		3,330,015

Total Investments — 93.9%
(Cost $59,926,171; Note 5)		62,667,162
Other Assets in Excess of Liabilities — 6.1%		4,085,936

Net Assets — 100.0%		$66,753,098

AST DeAM Small-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $2,647,916; cash collateral of $2,710,504 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $599,527 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Description	Expiration Month	Number of Contracts	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation
Long Positions:
Russell 2000	Sep 04	23	$6,246,338	$6,515,850	$269,512

(n)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

AST Goldman Sachs Mid-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCK
Automotive Parts — 2.3%
ADESA, Inc.*(a)	21,400	$514,456
Gentex Corp.(a)	113,350	4,497,728

		5,012,184

Broadcasting — 4.0%
Citadel Broadcasting Co.*(a)	240,579	3,505,236
Entravision Communications Corp. (Class “A” Stock)*	254,000	1,950,720
Univision Communications, Inc. (Class “A” Stock)*	95,800	3,058,894

		8,514,850

Business Services — 9.4%
ARAMARK Corp. (Class “B” Stock)	184,775	5,314,128
Brink’s Co. (The)	68,233	2,336,980
Grainger, (W.W.), Inc.	71,725	4,124,187
Iron Mountain, Inc.*(a)	78,177	3,772,822
Pitney Bowes, Inc.	69,250	3,064,313
ProQuest Co.*	59,350	1,617,288

		20,229,718

Cable Television — 3.4%
Cablevision Systems New York Group (Class “A” Stock)*(a)	141,475	2,779,984
Scripps, (E.W.) Co. (Class “A” Stock)	42,980	4,512,900

		7,292,884

Computer Services & Software — 6.8%
CheckFree Corp.*(a)	140,275	4,208,250
Cognos, Inc. (Canada)*	99,175	3,586,168
Manhattan Associates, Inc.*(a)	127,294	3,930,839
Salesforce.com, Inc.*(a)	52,800	848,496
Take-Two Interactive Software, Inc.*(a)	63,300	1,939,512

		14,513,265

Consumer Durables — 5.1%
Ethan Allen Interiors, Inc.(a)	58,725	2,108,815
Harman International Industries, Inc.(a)	54,650	4,973,150
Williams-Sonoma, Inc.*(a)	116,075	3,825,832

		10,907,797

Consumer Non-Durables — 2.5%
Energizer Holdings, Inc.*	70,700	3,181,500
UST, Inc.	57,525	2,070,900

		5,252,400

Consumer Services — 1.6%
ITT Educational Services, Inc.*	88,825	3,377,127

Defense/Aerospace — 4.4%
Alliant Techsystems, Inc.*	66,925	4,239,030
FLIR Systems, Inc.*(a)	92,900	5,100,210

		9,339,240

	Shares	Value (Note 2)

Entertainment & Leisure — 3.2%
EchoStar Communications Corp. (Class “A” Stock)*(a)	90,350	$2,778,262
GTECH Holdings Corp.	37,700	1,745,887
Harrah’s Entertainment, Inc.	43,075	2,330,358

		6,854,507

Financial Services — 1.3%
Moody’s Corp.	41,525	2,685,007

Financials — 4.9%
Ambac Financial Group, Inc.	29,850	2,192,184
M&T Bank Corp.	25,325	2,210,873
RenaissanceRe Holdings Ltd.	44,000	2,373,800
Willis Group Holdings Ltd. (United Kingdom)	97,225	3,641,076

		10,417,933

Health — 8.1%
Allergan, Inc.	18,925	1,694,166
Apogent Technologies, Inc.*(a)	108,650	3,476,799
Biogen Idec, Inc.*(a)	37,150	2,349,738
Charles River Laboratories International, Inc.*(a)	113,175	5,530,861
Hooper Holmes, Inc.	177,755	1,020,314
MedImmune, Inc.*	53,050	1,241,370
St. Jude Medical, Inc.*	28,500	2,156,025

		17,469,273

Healthcare Services — 5.2%
Caremark Rx, Inc.*(a)	90,975	2,996,717
Covance, Inc.*(a)	92,575	3,571,544
Millipore Corp.*(a)	79,710	4,493,252

		11,061,513

Hotels & Motels — 0.8%
Marriott International, Inc. (Class “A” Stock)	34,075	1,699,661

Manufacturing — 1.4%
American Standard Cos., Inc.*	75,050	3,025,266

Media & Communications — 2.9%
Lamar Advertising Co.*(a)	110,750	4,801,013
Lodgenet Entertainment Corp.*	82,350	1,358,775

		6,159,788

Oil & Gas — 3.4%
Pogo Producing Co.	24,565	1,213,511
Smith International, Inc.*(a)	77,850	4,340,916
XTO Energy, Inc.	59,900	1,784,421

		7,338,848

Pharmaceuticals — 0.8%
OSI Pharmaceuticals, Inc.*	25,600	1,803,264

Restaurants — 1.1%
Chang’s China Bistro, (P.F.), Inc.*(a)	57,814	2,379,046

Retail & Merchandising — 8.4%
CarMax, Inc.*(a)	122,200	2,672,514
Chico’s FAS, Inc.*(a)	90,675	4,094,882

AST Goldman Sachs Mid-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Dollar Tree Stores, Inc.*	99,425	$2,727,228
PETCO Animal Supplies, Inc.*	143,570	4,624,389
Reebok International Ltd.	108,975	3,920,921

		18,039,934

Semiconductors — 1.1%
Tessera Technologies, Inc.*	132,900	2,394,858

Technology — 15.0%
ADTRAN, Inc.(a)	141,000	4,705,169
Amphenol Corp.*	121,000	4,031,720
Avocent Corp.*	114,125	4,192,952
CNET Networks, Inc.*	149,100	1,650,537
Electronic Arts, Inc.*	70,350	3,837,593
Intuit, Inc.*	38,250	1,475,685
KLA-Tencor Corp.*(a)	76,425	3,773,867
Microchip Technology, Inc.	129,250	4,076,545
Symantec Corp.*(a)	57,450	2,515,161
Xilinx, Inc.	64,800	2,158,488

		32,417,717

Telecommunications — 1.2%
Crown Castle International Corp.*(a)	179,775	2,651,681

Transportation — 1.1%
Robinson Worldwide, (C.H.), Inc.(a)	49,850	2,285,124

Total Long-Term Investments
(Cost $187,901,052)		213,122,885

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 25.6%
Certificates of Deposit — 1.2%
BNP Paribas 1.08%, 07/13/04(b)	$882	882,467
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)	1,302	1,302,094
Credit Lyonnais Bank 1.075%, 09/30/04(b)	349	348,807

		2,533,368

	Principal Amount (000)	Value (Note 2)

Commercial Paper — 1.1%
Concord Minutemen Capital Co. 1.12%, 07/08/04(b)	$1,453	$1,451,236
Fairway Finance Corp. 1.22%, 07/16/04(b)	934	933,651

		2,384,887

Corporate Obligations — 14.3%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	4,460	4,460,466
1.63%, 07/01/04(b)(c)	66	66,232
1.63%, 07/01/04(b)(c)	1,658	1,657,542
Morgan Stanley 1.58%, 07/01/04(b)(c)	4,105	4,104,533
Natexis Banque 1.547%, 07/01/04(b)(c)	5,661	5,660,620
1.60%, 07/01/04(b)(c)	262	262,127
Societe Generale NY 1.575%, 07/01/04(b)(c)	2,936	2,935,781
Swedbank 1.198%, 07/15/04(b)(c)	4,939	4,938,135
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	5,549	5,547,532
1.25%, 07/23/04(b)(c)	79	78,997
1.30%, 07/29/04(b)(c)	1,039	1,038,892

		30,750,857

Time Deposit — 1.2%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	2,495	2,495,158

	Shares
Non-Registered Investment Company — 7.8%
BlackRock Institutional Money Market Trust(b)(j)	16,689,316	16,689,316

Total Short-Term Investments
(Cost $54,853,586)		54,853,586

Total Investments — 125.0%
(Cost $242,754,638; Note 5)		267,976,471
Liabilities in Excess of Other Assets — (25.0%)		(53,612,288)

Net Assets — 100.0%		$214,364,183

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $53,728,664; cash collateral of $54,853,586 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Neuberger Berman Mid-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 98.2%
COMMON STOCK
Advertising — 1.1%
Getty Images, Inc.*(a)	70,000	$4,200,001

Aerospace — 0.5%
Rockwell Collins, Inc.	56,500	1,882,580

Beverages — 0.5%
Constellation Brands, Inc. (Class “A” Stock)*	48,500	1,800,805

Broadcasting — 2.9%
Scripps (E.W.) Co. (Class “A” Stock)	56,100	5,890,500
Univision Communications, Inc. (Class “A” Stock)*	105,000	3,352,650
XM Satellite Radio Holdings, Inc.*	50,050	1,365,865

		10,609,015

Building Materials — 1.0%
American Standard Cos., Inc.*	94,500	3,809,295

Business Services — 3.9%
Alliance Data Systems Corp.*	196,000	8,281,000
Corporate Executive Board Co.(a)	107,500	6,212,425

		14,493,425

Clothing & Apparel — 1.6%
Coach, Inc.*	128,000	5,784,320

Computer Hardware — 1.7%
Apple Computer, Inc.*	87,500	2,847,250
Lexmark International, Inc.*	36,000	3,475,080

		6,322,330

Computer Services & Software — 4.8%
Cognizant Technology Solutions Corp.*	159,000	4,040,190
Cognos, Inc. (Canada)*	29,000	1,048,640
Electronic Arts, Inc.*	74,000	4,036,700
Mercury Interactive Corp.*(a)	112,500	5,605,875
TIBCO Software, Inc.*(a)	345,500	2,919,475

		17,650,880

Construction — 0.5%
Centex Corp.	39,400	1,802,550

Containers & Packaging — 1.9%
Packaging Corp. of America	112,500	2,688,750
Pactiv Corp.*	171,600	4,279,704

		6,968,454

Electronic Components & Equipment — 8.8%
Agilent Technologies, Inc.*	116,000	3,396,480
Gentex Corp.(a)	89,500	3,551,360
Harman International Industries, Inc.	54,500	4,959,500
Jabil Circuit, Inc.*	140,000	3,525,200

	Shares	Value (Note 2)

Molex, Inc.	142,500	$4,571,400
Symbol Technologies, Inc.	82,500	1,216,050
Zebra Technologies Corp. (Class “A” Stock)*(a)	132,750	11,549,250

		32,769,240

Entertainment & Leisure — 3.8%
International Game Technology, Inc.(a)	142,000	5,481,200
Multimedia Games, Inc.*(a)	95,000	2,547,900
Royal Caribbean Cruises Ltd.	142,000	6,164,220

		14,193,320

Financial — Brokerage — 0.8%
Piper Jaffray Cos., Inc.*	62,800	2,840,444

Financial Services — 5.9%
Capital Source, Inc.*(a)	153,000	3,740,850
First Marblehead Corp.*	89,000	3,583,140
Franklin Resources, Inc.	88,500	4,432,080
Investors Financial Services Corp.(a)	141,000	6,144,780
Moody’s Corp.	62,100	4,015,386

		21,916,236

Healthcare Services — 2.5%
Caremark Rx, Inc.*(a)	130,700	4,305,258
Stericycle, Inc.*(a)	95,000	4,915,300

		9,220,558

Hotels & Motels — 0.5%
Marriott International, Inc. (Class “A” Stock)(a)	35,000	1,745,800

Industrial Products — 3.3%
Donaldson Co., Inc.	150,000	4,395,000
Fastenal Co.(a)	137,000	7,785,710

		12,180,710

Internet Services — 2.2%
Check Point Software Technologies Ltd.*(a)	106,900	2,885,231
F5 Networks, Inc.*(a)	67,500	1,787,400
Juniper Networks, Inc.*(a)	143,500	3,525,795

		8,198,426

Machinery & Equipment — 3.2%
Danaher Corp.(a)	109,000	5,651,650
Eaton Corp.	79,000	5,114,460
Thermo Electron Corp.*	39,700	1,220,378

		11,986,488

Medical Supplies & Equipment — 12.0%
Advanced Neuromodulation Systems, Inc.*	60,000	1,968,000
Bard, (C.R.), Inc.	89,000	5,041,850
Fisher Scientific International, Inc.*(a)	42,500	2,454,375

AST Neuberger Berman Mid-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Inamed Corp.*	33,000	$2,074,050
Invitrogen Corp.*(a)	55,000	3,959,450
Kinetic Concepts, Inc.*	45,400	2,265,460
Kyphon, Inc.*	70,500	1,986,690
Martek Biosciences Corp.*(a)	38,500	2,162,545
Protein Design Labs, Inc.*(a)	132,500	2,534,725
ResMed, Inc.*(a)	52,500	2,675,400
Schein, (Henry), Inc.*	53,800	3,396,932
Varian Medical Systems, Inc.*	98,500	7,815,974
Zimmer Holdings, Inc.*	70,000	6,174,000

		44,509,451

Oil & Gas — 4.5%
Canadian Natural Resources Ltd.	65,000	1,943,500
Murphy Oil Corp.	59,500	4,385,150
Smith International, Inc.*	67,700	3,774,952
XTO Energy, Inc.	225,000	6,702,750

		16,806,352

Personal Services — 1.1%
Education Management Corp.*	126,000	4,140,360

Pharmaceuticals — 6.2%
Alkermes, Inc.*(a)	120,900	1,644,240
Allergan, Inc.(a)	60,500	5,415,960
Celgene Corp.*(a)	79,000	4,523,540
Elan Corp. PLC [ADR] (Ireland)*(a)	74,000	1,830,760
Gilead Sciences, Inc.*	64,500	4,321,500
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	76,500	5,147,685

		22,883,685

Restaurants — 2.3%
Applebee’s International, Inc.	101,250	2,330,775
Starbucks Corp.*(a)	103,000	4,478,440
Wendy’s International, Inc.	47,500	1,654,900

		8,464,115

Retail & Merchandising — 8.0%
Nordstrom, Inc.	135,000	5,752,350
PETsMART, Inc.(a)	160,000	5,192,000
Staples, Inc.	143,500	4,205,985
Talbots, Inc. (The)	29,600	1,158,840
Tuesday Morning Corp.*	135,000	3,915,000
Whole Foods Market, Inc.(a)	60,500	5,774,725
Williams-Sonoma, Inc.*	106,000	3,493,760

		29,492,660

Semiconductors — 6.2%
Altera Corp.*(a)	132,000	2,933,040
Broadcom Corp. (Class “A” Stock)*	73,500	3,437,595
Linear Technology Corp.	92,500	3,650,975
Microchip Technology, Inc.	181,000	5,708,740

	Shares	Value (Note 2)

Microsemi Corp.*	192,300	$2,732,583
National Semiconductor Corp.*	213,000	4,683,870

		23,146,803

Telecommunications — 4.6%
Avaya, Inc.*	131,000	2,068,490
Corning, Inc.*(a)	239,000	3,121,340
Nextel Partners, Inc. (Class “A” Stock)*(a)	550,000	8,756,000
Western Wireless Corp. (Class “A” Stock)*(a)	106,500	3,078,915

		17,024,745

Transportation — 1.9%
C.H. Robinson Worldwide, Inc.(a)	42,500	1,948,200
J.B. Hunt Transport Services, Inc.	133,000	5,131,140

		7,079,340

Total Long-Term Investments
(Cost $281,848,722)		363,922,388

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 24.9%
Certificates of Deposit — 3.2%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$6,605	6,603,608
BNP Paribas 1.08%, 07/13/04(b)	3,003	3,002,964
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)	312	311,748
Credit Lyonnais Bank 1.075%, 09/30/04(b)	1,874	1,874,771
Fortis Bank NY 1.775%, 06/06/05(b)	82	82,285

		11,875,376

Commercial Paper — 0.3%
Amsterdam Funding Corp. 1.111%, 07/12/04(b)	1,148	1,146,723
Fairway Finance Corp. 1.22%, 07/16/04(b)	78	77,489

		1,224,212

Corporate Obligations — 12.2%
Bank of America NA 1.05%, 07/01/04(b)(c)	1,672	1,672,012
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	2,367	2,367,185
1.63%, 07/01/04(b)(c)	2,144	2,143,816
1.63%, 07/01/04(b)(c)	9,268	9,268,493
1.63%, 07/01/04(b)(c)	2,344	2,344,436
Morgan Stanley 1.58%, 07/01/04(b)(c)	1,801	1,801,226

AST Neuberger Berman Mid-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

Natexis Banque 1.547%, 07/01/04(b)(c)	$385	$385,389
1.60%, 07/01/04(b)(c)	3,242	3,240,695
Societe Generale 1.575%, 07/01/04(b)(c)	2,740	2,739,485
Swedbank 1.198%, 07/15/04(b)(c)	6,272	6,271,286
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	713	713,307
1.25%, 07/23/04(b)(c)	4,482	4,481,809
1.30%, 07/29/04(b)(c)	7,590	7,588,856

		45,017,995

Time Deposit — 1.2%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	4,442	4,442,094

	Shares
Non-Registered Investment Company —7.4%
BlackRock Institutional Money Market Trust(b)(j)	27,610,431	27,610,431

	Shares	Value (Note 2)

Registered Investment Companies — 0.6%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,092,780	$1,092,780
BlackRock Provident Institutional Funds TempFund Portfolio(j)	1,092,780	1,092,780

		2,185,560

Total Short-Term Investments
(Cost $92,355,668)		92,355,668

Total Investments — 123.1%
(Cost $374,204,390; Note 5)		456,278,056
Liabilities in Excess of Other Assets — (23.1%)		(85,562,839)

Net Assets — 100.0%		$370,715,217

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $87,616,061; cash collateral of $90,170,108 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Neuberger Berman Mid-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCK
Automotive Parts — 7.2%
AutoNation, Inc.*(a)	506,400	$8,659,440
AutoZone, Inc.*(a)	313,600	25,119,360
BorgWarner, Inc.	534,600	23,399,442
Lear Corp.(a)	419,400	24,740,406

		81,918,648

Beverages — 2.7%
Constellation Brands, Inc. (Class “A” Stock)*	838,800	31,144,644

Business Services — 2.2%
Manpower, Inc.(a)	502,700	25,522,079

Clothing & Apparel — 5.9%
Liz Claiborne, Inc.	551,400	19,839,372
Reebok International Ltd.(a)	614,600	22,113,308
VF Corp.	505,800	24,632,460

		66,585,140

Computer Hardware — 2.4%
Western Digital Corp.*(a)	3,108,300	26,917,878

Computer Services & Software — 1.8%
Computer Associates International, Inc.(a)	721,000	20,231,260

Conglomerates — 2.0%
Johnson Controls, Inc.	421,900	22,521,022

Consumer Products & Services — 4.6%
Black & Decker Corp.(a)	382,500	23,764,725
Whirlpool Corp.(a)	406,300	27,872,180

		51,636,905

Financial — Bank & Trust — 7.9%
First Horizon National Corp.(a)	628,900	28,596,083
GreenPoint Financial Corp.	558,700	22,180,390
North Fork Bancorp, Inc.(a)	423,400	16,110,370
TCF Financial Corp.	383,900	22,285,395

		89,172,238

Financial Services — 10.7%
Ambac Financial Group, Inc.	397,250	29,174,040
Bear Stearns Cos., Inc.(a)	339,600	28,631,676
CIT Group, Inc.	636,600	24,375,414
IndyMac Bancorp, Inc.(a)	798,300	25,226,280
Waddell & Reed Financial, Inc. (Class “A” Stock)(a)	622,500	13,763,475

		121,170,885

Food — 3.3%
Del Monte Foods Co.*	1,639,100	16,653,256
Fresh Del Monte Produce, Inc.(a)	831,800	21,019,586

		37,672,842

	Shares	Value (Note 2)

Furniture — 2.0%
Mohawk Industries, Inc.*(a)	314,200	$23,040,286

Healthcare Services — 10.2%
Coventry Health Care, Inc.*(a)	537,200	26,269,080
DaVita, Inc.*	564,200	17,394,286
Laboratory Corp. of America Holdings*(a)	131,000	5,200,700
Omnicare, Inc.(a)	276,600	11,841,246
Oxford Health Plans, Inc.	188,900	10,397,056
Triad Hospitals, Inc.*	676,700	25,193,541
Universal Health Services, Inc. (Class “B” Stock)	415,200	19,053,528

		115,349,437

Industrial Products — 2.6%
SPX Corp.(a)	641,900	29,809,836

Insurance — 14.1%
Anthem, Inc.*(a)	285,400	25,560,424
Arch Capital Group Ltd.*	279,400	11,142,472
Endurance Specialty Holdings Ltd.	163,100	5,675,880
PartnerRe Ltd.	348,900	19,793,097
PMI Group, Inc.(The)(a)	582,900	25,367,808
Radian Group, Inc.	600,400	28,759,160
RenaissanceRe Holdings Ltd.	491,100	26,494,845
WellChoice, Inc.*	441,600	18,282,240

		161,075,926

Oil & Gas — 8.3%
Equitable Resources, Inc.	108,300	5,600,193
Pioneer Natural Resources Co.(a)	854,000	29,958,320
Sunoco, Inc.	402,900	25,632,498
XTO Energy, Inc.	1,102,257	32,836,236

		94,027,247

Railroads — 1.6%
Canadian National Railway Co. (Canada)(a)	416,250	18,144,338

Restaurants — 2.0%
Darden Restaurants, Inc.	1,093,700	22,475,535

Retail & Merchandising — 4.2%
Foot Locker, Inc.	985,200	23,979,768
Pier 1 Imports, Inc.	1,308,800	23,152,672

		47,132,440

Transportation — 1.0%
CNF, Inc.	286,100	11,890,316

Utilities — 0.4%
PPL Corp.	105,400	4,837,860

Total Long-Term Investments
(Cost $951,000,273)		1,102,276,762

AST Neuberger Berman Mid-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

SHORT-TERM INVESTMENTS — 31.0%
Certificates of Deposit — 4.1%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$22,423	$22,419,795
BNP Paribas 1.08%, 07/13/04(b)	4,162	4,161,588
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)	2,179	2,178,863
Svenska Handelsbanken 1.39%, 10/27/04(b)	5,830	5,829,266
Westdeutsche Landesbank 1.50%, 01/10/05(b)	12,381	12,379,578

		46,969,090

Commercial Paper — 1.9%
Amsterdam Funding Corp. 1.111%, 07/12/04(b)	5,041	5,035,131
Concord Minutemen Capital Co. 1.12%, 07/08/04(b)	323	322,437
Fairway Finance Corp. 1.22%, 07/16/04(b)	15,787	15,773,175

		21,130,743

Corporate Obligations — 7.3%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	3,276	3,276,299
1.63%, 07/01/04(b)(c)	55	55,274
Morgan Stanley 1.23%, 07/01/04(b)(c)	6,246	6,246,435
1.58%, 07/01/04(b)(c)	2,856	2,855,910

	Principal Amount (000)	Value (Note 2)

Natexis Banque 1.547%, 07/01/04(b)(c)	$21,942	$21,939,961
1.60%, 07/01/04(b)(c)	6,138	6,136,025
Societe Generale 1.575%, 07/01/04(b)(c)	24,845	24,839,826
Swedbank 1.198%, 07/15/04(b)(c)	11,004	11,002,075
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	2,991	2,989,908
1.25%, 07/23/04(b)(c)	2,090	2,089,808
1.30%, 07/29/04(b)(c)	1,317	1,316,351

		82,747,872

Time Deposit — 1.6%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	17,968	17,968,109

	Shares
Non-Registered Investment Company — 12.8%
BlackRock Institutional Money Market Trust(b)(j)	145,193,879	145,193,878

Registered Investment Company — 3.3%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	37,470,017	37,470,017

Total Short-Term Investments
(Cost $351,479,709)		351,479,709

Total Investments — 128.1%
(Cost $1,302,479,982; Note 5)		1,453,756,471
Liabilities in Excess of Other Assets — (28.1%)		(319,010,577)

Net Assets — 100.0%		$1,134,745,894

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $306,124,543; cash collateral of $314,009,692 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Alger All-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCK
Aerospace — 1.0%
Lockheed Martin Corp.	71,000	$3,697,680

Biotechnology — 8.5%
Biogen Idec, Inc.*(a)	143,200	9,057,400
Genentech, Inc.*	136,900	7,693,780
Invitrogen Corp.*(a)	57,800	4,161,022
Millennium Pharmaceuticals, Inc.*	355,900	4,911,420
OSI Pharmaceuticals, Inc.*	42,600	3,000,744
Protein Design Labs, Inc.*(a)	73,500	1,406,055
QLT, Inc. (Canada)*(a)	106,500	2,132,130

		32,362,551

Capital Markets — 0.5%
Piper Jaffray Cos., Inc.*	43,000	1,944,890

Clothing & Apparel — 1.4%
Coach, Inc.*	116,500	5,264,635

Commercial Services & Supplies — 0.9%
Monster Worldwide, Inc.*(a)	139,800	3,595,656

Communication Equiptment — 4.6%
Juniper Networks, Inc.*	158,600	3,896,802
Research in Motion Ltd. (Canada)*(a)	138,800	9,499,472
Sierra Wireless, Inc. (Canada)*	113,500	4,202,905

		17,599,179

Computer Hardware — 1.6%
Palmone, Inc.*(a)	178,900	6,220,353

Computer Services & Software — 11.6%
Activision, Inc.*(a)	240,600	3,825,540
Cisco Systems, Inc.*	252,100	5,974,770
Microsoft Corp.	422,600	12,069,456
Oracle Corp.*	544,600	6,497,078
Red Hat, Inc.*(a)	479,800	11,021,006
Take-Two Interactive Software, Inc.*	144,500	4,427,480

		43,815,330

Conglomerates — 1.0%
Tyco International Ltd.(a)	117,800	3,903,892

Consumer Finance — 2.2%
Capital One Financial Corp.(a)	77,100	5,272,098
First Marblehead Corp.*	73,800	2,971,188

		8,243,286

Electronic Components & Equipment — 3.4%
Celestica, Inc. (Canada)*	302,800	6,040,860
Gentex Corp.(a)	67,100	2,662,528
Symbol Technologies, Inc.	283,200	4,174,368

		12,877,756

	Shares	Value (Note 2)

Energy Equiptment — 0.5%
National-Oilwell, Inc.*	59,800	$1,883,102

Energy Services — 0.5%
Peabody Energy Corp.	33,700	1,886,863

Entertainment & Leisure — 3.6%
International Game Technology, Inc.	48,600	1,875,960
Royal Caribbean Cruises Ltd.	90,500	3,928,605
Time Warner, Inc.*	442,900	7,786,182

		13,590,747

Healthcare Services — 4.2%
Aetna, Inc.(a)	42,900	3,646,500
AMERIGROUP Corp.*	26,800	1,318,560
PacifiCare Health Systems, Inc.*	100,200	3,873,732
Quest Diagnostics, Inc.(a)	82,000	6,965,900

		15,804,692

Information Technology Services — 1.2%
Cognizant Technology Solutions Corp.*	172,000	4,370,520

Insurance — 3.9%
AFLAC, Inc.	89,900	3,668,819
Anthem, Inc.*(a)	52,800	4,728,768
MGIC Investment Corp.(a)	85,800	6,508,788

		14,906,375

Internet Services — 13.1%
Check Point Software Technologies Ltd.*(a)	231,500	6,248,185
eBay, Inc.*(a)	169,500	15,585,525
Netflix, Inc.*(a)	167,100	6,007,245
Priceline.com, Inc.*(a)	96,700	2,604,131
Yahoo!, Inc.*(a)	520,900	18,924,297

		49,369,383

Internet Software & Services — 1.0%
First Data Corp.	83,300	3,708,516

Media — 3.4%
Pixar, Inc.*	65,600	4,559,856
Sirius Satellite Radio, Inc.*(a)	840,200	2,587,816
XM Satellite Radio Holdings, Inc.*	214,900	5,864,621

		13,012,293

Medical Supplies & Equipment — 6.6%
Advanced Medical Optics, Inc.*(a)	73,100	3,111,867
Boston Scientific Corp.*	184,600	7,900,880
Given Imaging Ltd.*(a)	53,300	1,887,353
Kinetic Concepts, Inc.*	77,200	3,852,280
Varian Medical Systems, Inc.*(a)	34,200	2,713,770
Zimmer Holdings, Inc.*	61,700	5,441,940

		24,908,090

AST Alger All-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Oil & Gas — 1.5%
EOG Resources, Inc.	93,200	$5,564,972

Pharmaceuticals — 6.9%
Allergan, Inc.	75,300	6,740,856
Pfizer, Inc.	385,440	13,212,883
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)(a)	92,300	6,210,867

		26,164,606

Retail & Merchandising — 2.9%
Aeropostale, Inc.*	140,025	3,768,073
Bed Bath & Beyond, Inc.*	101,400	3,898,830
Tiffany & Co.	90,000	3,316,500

		10,983,403

Semiconductors — 8.4%
Applied Materials, Inc.*	203,900	4,000,518
Broadcom Corp. (Class “A” Stock)*	283,900	13,278,003
Kulicke & Soffa Industries, Inc.*(a)	428,100	4,691,976
National Semiconductor Corp.*	270,400	5,946,096
Novellus Systems, Inc.*	128,500	4,040,040

		31,956,633

Telecommunications — 2.7%
Corning, Inc.*(a)	582,800	7,611,368
SpectraSite, Inc.*(a)	62,100	2,683,962

		10,295,330

Total Long-Term Investments
(Cost $311,926,396)		367,930,733

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 26.9%
Certificates of Deposit — 0.6%
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)	$1,508	1,507,495
Svenska Handelsbanken 1.39%, 10/27/04(b)	620	619,873

		2,127,368

Commercial Paper — 1.4%
Concord Minutemen Capital Co. 1.12%, 07/08/04(b)	2,218	2,215,510
Fairway Finance Corp. 1.22%, 07/16/04(b)	2,790	2,787,211
Grampian Funding LLC 1.20%, 07/13/04(b)	269	268,420

		5,271,141

	Principal Amount (000)	Value (Note 2)

Corporate Obligations — 10.6%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	$4,671	$4,671,172
1.63%, 07/01/04(b)(c)	6,980	6,980,427
1.63%, 07/01/04(b)(c)	8,859	8,858,872
1.63%, 07/01/04(b)(c)	610	609,756
Morgan Stanley 1.58%, 07/01/04(b)(c)	3,986	3,986,037
Natexis Banque NY 1.60%, 07/01/04(b)(c)	6,927	6,924,812
Societe Generale NY 1.575%, 07/01/04(b)(c)	3,278	3,277,590
Swedbank NY 1.198%, 07/15/04(b)(c)	3,729	3,728,427
Westdeutsche Landesbank 1.25%, 07/23/04(b)(c)	1,083	1,082,924
1.30%, 07/29/04(b)(c)	565	564,651

		40,684,668

Time Deposit — 1.4%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	5,152	5,151,905

	Shares
Non-Registered Investment Company — 10.6%
BlackRock Institutional Money Market Trust(b)(j)	40,265,195	40,265,195

Registered Investment Companies — 2.3%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	4,285,639	4,285,639
BlackRock Provident Institutional Funds TempFund Portfolio(j)	4,285,638	4,285,638

		8,571,277

Total Short-Term Investments
(Cost $102,071,554)		102,071,554

Total Investments — 124.0%
(Cost $413,997,950; Note 5)		470,002,287
Liabilities in Excess of Other Assets — (24.0%)		(91,019,171)

Net Assets — 100.0%		$378,983,116

AST Alger All-Cap Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $91,609,304; cash collateral of $93,500,277 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Gabelli All-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCK — 96.6%
Aerospace — 1.3%
Curtiss-Wright Corp. (Class “B” Stock)	1,400	$75,278
General Dynamics Corp.	2,000	198,600
Lockheed Martin Corp.	1,000	52,080
Northrop Grumman Corp.	14,400	773,280
Raytheon Co.(a)	2,500	89,425
Sequa Corp. (Class “A” Stock)*	11,000	643,170
Titan Corp.*(a)	45,000	584,100

		2,415,933

Automobile Manufacturers — 2.2%
DaimlerChrysler AG*(a)	40,000	1,882,800
General Motors Corp.(a)	4,000	186,360
Monaco Coach Corp.	17,000	478,890
Navistar International Corp.*(a)	35,000	1,356,600
PACCAR, Inc.	4,500	260,955

		4,165,605

Automotive Parts — 3.7%
AutoNation, Inc.*(a)	80,000	1,368,000
AutoZone, Inc.*(a)	1,500	120,150
BorgWarner, Inc.	18,000	787,860
Dana Corp.	140,000	2,744,000
Federal-Mogul Corp.*(a)	8,000	2,320
Genuine Parts Co.	40,000	1,587,200
Midas, Inc.*	5,000	87,000
Myers Industries, Inc.	22,000	310,200

		7,006,730

Beverages — 2.1%
Coca-Cola Co.	22,000	1,110,560
Coca-Cola Enterprises, Inc.(a)	15,000	434,850
Coca-Cola Hellenic Bottling Co. SA [ADR] (Greece)	2,000	48,300
Fomento Economico Mexicano SA de CV [ADR] (Mexico)	35,000	1,604,400
PepsiAmericas, Inc.	35,000	743,400
Pernod Ricard SA (France)	500	63,935

		4,005,445

Broadcasting — 8.5%
Beasley Broadcast Group, Inc.*	7,500	112,200
Belo Corp. (Class “A” Stock)	10,000	268,500
Crown Media Holdings, Inc.*	58,000	494,160
Fox Entertainment Group, Inc. (Class “A” Stock)*	70,000	1,869,000
Gray Television, Inc.	20,000	277,800
Grupo Televisa SA [ADR] (Brazil)	22,000	995,940
Liberty Corp. (The)	5,000	234,750
Liberty Media Corp. (Class “A” Stock)*(a)	380,000	3,416,201

	Shares	Value (Note 2)

Liberty Media Corp. (Class “B” Stock)*	500	$5,000
Liberty Media International, Inc. (Class “A” Stock)*	19,000	704,900
Liberty Media International, Inc. (Class “B” Stock)*	25	1,024
Lin TV Corp. (Class “A” Stock)*	17,000	360,400
Media General, Inc. (Class “A” Stock)	21,000	1,348,620
Mediaset SPA (Italy)	11,000	125,400
Meredith Corp.	6,000	329,760
News Corp. Ltd. [ADR] (Australia)(a)	3,500	123,970
NRJ Group (France)	2,000	43,799
Paxson Communications Corp.*	80,000	260,000
Publishing & Broadcasting Ltd. (Australia)	12,000	107,416
Scripps (E.W.) Co. (Class “A” Stock)	28,000	2,940,000
UnitedGlobalCom, Inc. (Class “A” Stock)*	213,509	1,550,075
Young Broadcasting, Inc. (Class “A” Stock)*	30,000	394,500

		15,963,415

Building Materials — 0.4%
Bouygues SA (France)	1,750	58,594
CRH PLC (Ireland)	5,000	105,848
Skyline Corp.	4,800	195,120
Thomas Industries, Inc.	10,000	332,000

		691,562

Cable Television — 1.7%
Cablevision Systems New York Group (Class “A” Stock)*	100,000	1,965,000
Comcast Corp. (Class “A” Stock)*	25,000	700,750
DIRECTV Group, Inc. (The)*	32,928	563,069
Nippon Television Network Corp. (Japan)	300	49,214
PrimaCom AG [ADR] (Germany)*	14,400	10,944

		3,288,977

Chemicals — 2.3%
Albemarle Corp.	10,000	316,500
Dow Chemical Co.	15,000	610,500
Great Lakes Chemical Corp.	33,000	892,980
Hercules, Inc.*	100,000	1,219,000
Sensient Technologies Corp.(a)	60,000	1,288,800

		4,327,780

Clothing & Apparel — 0.1%
Dior, (Christian) SA (France)	1,400	90,531
Swatch Group AG (Switzerland)	700	91,105

		181,636

Computer Hardware — 0.2%
Hewlett-Packard Co.	20,365	429,702

AST Gabelli All-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Computer Services & Software — 0.6%
EMC Corp.*	14,000	$159,600
Microsoft Corp.	14,000	399,840
PeopleSoft, Inc.*	30,000	555,000

		1,114,440

Conglomerates — 3.1%
Cendant Corp.	38,800	949,824
Honeywell International, Inc.	109,000	3,992,670
ITT Industries, Inc.	12,000	996,000

		5,938,494

Construction — 0.8%
Fleetwood Enterprises, Inc.*	100,000	1,455,000
Sekisui House Ltd. (Japan)	6,000	66,590
Technip-Coflexip SA (France)	400	54,263

		1,575,853

Consumer Products & Services — 2.5%
Altadis SA (Spain)	3,000	92,709
Church and Dwight Co., Inc.	12,000	549,360
Energizer Holdings, Inc.*	35,000	1,575,000
Gallaher Group PLC [ADR] (Great Britain)	1,000	48,400
Gillette Co.	5,000	212,000
Mattel, Inc.(a)	15,000	273,750
Procter & Gamble Co.	26,000	1,415,440
Rayovac Corp.*	15,000	421,500
Secom Co., Ltd. (Japan)	1,500	63,648

		4,651,807

Containers & Packaging — 0.1%
Greif, Inc. (Class “A” Stock)	4,000	169,000

Diversified Manufacturing Operations — 0.4%
General Electric Co.	22,000	712,800

Electronic Components & Equipment — 1.7%
Agere Systems, Inc. (Class “B” Stock)*	50,000	107,500
AMETEK, Inc.	20,000	618,000
CTS Corp.	35,000	422,100
Magnetek, Inc.*	22,000	183,480
Molex, Inc.	20,000	545,600
Nintendo Co. Ltd. (Japan)	500	57,966
Thomas & Betts Corp.	45,000	1,225,350
Tokyo Electron Ltd. (Japan)	800	44,870

		3,204,866

Entertainment & Leisure — 5.5%
Disney, (Walt) Co.	100,000	2,549,000
Dover Downs Gaming & Entertainment, Inc.	16,000	180,000
Dover Motorsports, Inc.	30,000	120,000
Gaylord Entertainment Co. (Class “A” Stock)*	18,000	565,020

	Shares	Value (Note 2)

Gemstar-TV Guide International, Inc.*	120,000	$576,000
Greek Organization of Football Prognostics (Greece)	3,000	56,647
Hilton Group PLC (United Kingdom)	20,000	100,105
MGM Mirage	13,000	610,220
Pixar, Inc.*	100	6,951
Time Warner, Inc.*	190,000	3,340,200
Viacom, Inc.	24,000	872,400
Vivendi Universal SA [ADR] (France)*	49,000	1,367,100
World Wrestling Entertainment, Inc.	10,000	127,500

		10,471,143

Environmental Services — 0.7%
Trojan Technologies, Inc. (Canada)*	30,000	170,400
Waste Management, Inc.	40,000	1,226,000

		1,396,400

Financial — Bank & Trust — 2.2%
Bank of America Corp.	2,500	211,550
Bank of Ireland [ADR] (Ireland)	2,000	107,680
Bank of New York Co., Inc. (The)	23,000	678,040
Deutsche Bank AG [ADR] (Germany)*	14,000	1,107,540
Lloyds TSB Group PLC (Great Britain)	6,000	46,979
UBS AG [ADR] (Germany)	2,000	142,120
Wilmington Trust Corp.	50,000	1,861,000

		4,154,909

Financial Services — 5.8%
American Express Co.(a)	92,000	4,726,960
BKF Capital Group, Inc.	7,000	203,350
Citigroup, Inc.	7,500	348,750
Countrywide Financial Corp.	7,999	561,930
Eaton Vance Corp.	5,000	191,050
Irish Life & Permanent PLC (Ireland)	4,000	60,832
J.P. Morgan Chase & Co.	13,500	523,395
Lehman Brothers Holdings, Inc.	4,000	301,000
Merrill Lynch & Co., Inc.	15,000	809,700
Mitsubishi Securities Co. Ltd.	5,000	65,665
Nikko Securities Co. Ltd. (Japan)	15,000	72,721
PNC Financial Services Group	15,000	796,200
Price, (T. Rowe) Group, Inc.	35,000	1,764,000
Schwab, (Charles) Corp.	18,000	172,980
Washington Mutual, Inc.(a)	12,000	463,680

		11,062,213

Food — 6.6%
Albertson’s, Inc.(a)	20,000	530,800
Archer-Daniels-Midland Co.	150,000	2,517,000
Del Monte Foods Co.*	10,000	101,600
Diageo PLC [ADR] (Great Britain)	26,500	1,450,875
Flowers Foods, Inc.	55,000	1,438,250
General Mills, Inc.(a)	40,000	1,901,200
Heinz, (H.J.) Co.	30,000	1,176,000

AST Gabelli All-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Kellogg Co.	15,000	$627,750
Smucker, (J.M.) Co. (The)	340	15,609
Weis Markets, Inc.	17,000	595,850
Wrigley, (Wm., Jr.) Co.(a)	35,000	2,206,750

		12,561,684

Hotels & Motels — 0.1%
Hilton Hotels Corp.	15,000	279,900

Industrial Products — 2.3%
Cooper Industries Ltd. (Class “A” Stock)	38,000	2,257,580
Crane Co.(a)	30,000	941,700
Ingersoll-Rand Co. (Class “A” Stock)	4,000	273,240
Precision Castparts Corp.	17,000	929,730

		4,402,250

Insurance — 1.4%
Alleghany Corp.*	2,080	596,959
Allianz AG [ADR] (Germany)	4,000	43,800
American International Group, Inc.	2,500	178,200
Argonaut Group, Inc.*	14,000	258,020
Aviva PLC (United Kingdom)	6,000	61,913
Hartford Financial Services Group, Inc. (The)	5,000	343,700
Leucadia National Corp.	5,000	248,500
MONY Group, Inc. (The)(a)	10,000	313,000
Riunione Adriatica di Sicurta SPA (Italy)	3,800	68,933
St. Paul Cos., Inc.(a)	6,501	263,551
White Mountain Insurance Group	600	306,000

		2,682,576

Internet Services — 0.2%
Checkfree Corp.*	3,000	90,000
eBay, Inc.*	200	18,390
InterActiveCorp.*(a)	6,000	180,840

		289,230

Machinery & Equipment — 2.7%
AGCO Corp.*	40,000	814,800
Deere & Co.	20,000	1,402,800
Flowserve Corp.*	16,000	399,040
Gencorp, Inc.	55,000	736,450
Thermo Electron Corp.*	55,000	1,690,700

		5,043,790

Medical Supplies & Equipment — 2.5%
Ajinomoto Co., Inc. (Japan)	4,000	48,169
Aventis SA [ADR] (France)	1,000	76,070
Baxter International, Inc.	8,000	276,080
Bio-Rad Laboratories, Inc.*	2,000	117,720
DENTSPLY International, Inc.	3,000	156,300
ICU Medical, Inc.*	10,000	335,300
Inamed Corp.*	15,000	942,750
Invitrogen Corp.*(a)	6,000	431,940
McKesson Corp.	8,000	274,640
Owens & Minor, Inc.	15,000	388,500

	Shares	Value (Note 2)

Patterson Dental Co.*(a)	1,500	$114,735
Schein, (Henry), Inc.*	10,000	631,400
Straumann Holding AG (Germany)	220	44,179
Sybron Dental Specialties, Inc.*	27,000	805,950
Synthes, Inc. (Switzerland)	700	79,787

		4,723,520

Metals & Mining — 0.7%
Alcan, Inc.	9,000	372,600
Alcoa, Inc.	16,000	528,480
Harmony Gold Mining Co. [ADR] (Canada)	7,000	74,130
Newmont Mining Corp.(a)	7,000	271,320

		1,246,530

Oil & Gas — 4.6%
Baker Hughes, Inc.	8,200	308,730
Burlington Resources, Inc.	50,000	1,809,000
ConocoPhillips	18,563	1,416,171
Devon Energy Corp.	15,000	990,000
El Paso Corp.(a)	72,000	567,360
Eni SpA [ADR] (Italy)(a)	750	75,255
ENSCO International, Inc.	5,000	145,500
Equitable Resources, Inc.	6,000	310,260
Halliburton Co.	4,000	121,040
Kerr-McGee Corp.(a)	20,000	1,075,400
National Fuel Gas Co.	30,000	750,000
ONEOK, Inc.	30,000	659,700
Questar Corp.	10,000	386,400
Total SA [ADR] (France)	950	91,276

		8,706,092

Paper & Forest Products — 0.1%
International Paper Co.	6,000	268,200

Pharmaceuticals — 1.8%
AstraZeneca PLC [ADR] (United Kingdom)	1,500	68,460
Bristol-Meyers Squibb Co.	32,000	784,000
GlaxoSmithKline PLC [ADR] (United Kingdom)	1,500	62,190
Merck & Co., Inc.	7,000	332,500
Novartis AG [ADR] (Switzerland)	2,500	111,250
Pfizer, Inc.	47,000	1,611,160
Roche Holding AG (Switzerland)	900	89,109
Sanofi-Sythelabo SA [ADR] (Switzerland)	1,500	47,985
Takeda Chemical Industries Ltd. (Japan)	1,500	65,848
Wyeth	6,000	216,960

		3,389,462

Printing & Publishing — 5.3%
Knight-Ridder, Inc.	14,000	1,008,000
McGraw-Hill Cos., Inc.	5,000	382,850

AST Gabelli All-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

New York Times Co. (Class “A” Stock)	30,000	$1,341,300
Pearson PLC [ADR] (Great Britain)	5,300	66,144
PRIMEDIA, Inc.*	50,000	139,000
Pulitzer, Inc.	30,000	1,467,000
Readers Digest Association, Inc.	20,894	334,095
Tribune Co.	80,000	3,643,200
Washington Post Co. (Class “B” Stock)	1,700	1,581,017

		9,962,606

Real Estate
Cheung Kong Holdings Ltd. (Hong Kong)	5,000	36,860

Retail & Merchandising — 1.4%
Big 5 Sporting Goods Corp.*	3,000	78,570
Blockbuster, Inc. (Class “A” Stock)(a)	2,000	30,360
Compagnie Financiere Richemont AG (Switzerland)	3,700	96,607
Matsumotokiyoshi Co., LTD (Japan)	1,600	48,389
Neiman Marcus Group, Inc. (Class “A” Stock)	17,000	946,050
Safeway, Inc.*(a)	60,000	1,520,400

		2,720,376

Semiconductors — 0.6%
Rohm Co. Ltd. (Japan)	600	71,814
Texas Instruments, Inc.(a)	45,000	1,088,100

		1,159,914

Telecommunications — 12.3%
AT&T Corp.	20,000	292,600
AT&T Wireless Services, Inc.*	130,000	1,861,600
BCE, Inc.(a)	30,000	601,200
BT Group PLC [ADR] (Great Britain)	15,000	549,000
CenturyTel, Inc.(a)	80,000	2,403,200
Cincinnati Bell, Inc.*	111,600	495,504
Citizens Communications Co.*	90,000	1,089,000
Commonwealth Telephone Enterprises, Inc.*(a)	14,490	648,717
Corning, Inc.*(a)	110,000	1,436,600
France Telecom SA [ADR] (France)	1,000	26,280
IDT Corp.*	200	3,606
IDT Corp. (Class “B” Stock)*	200	3,688
Ito-Yokado Co. Ltd. (Japan)	2,000	85,598
KDDI Corp. (Japan)	16	91,500
Lucent Technologies, Inc.*(a)	150,000	567,000
MMO2 PLC [ADR] (Great Britain)*	60,000	1,008,000
Motorola, Inc.	140,000	2,555,001
Nextel Communications, Inc. (Class “A” Stock)*	25,000	666,500
Nextel Partners, Inc. (Class “A” Stock)*(a)	25,000	398,000

	Shares	Value (Note 2)

Nortel Networks Corp. (Canada)*	100,000	$499,000
Price Communications Corp.*	36,750	542,430
Qualcomm, Inc.	2,000	145,960
Qwest Communications International,	300,000	1,077,000
Sprint Corp.(a)	100,000	1,760,000
Telecom Italia SPA (Italy)	25,000	77,713
Telefonica Moviles, SA (Spain)	7,700	80,379
Telephone & Data Systems, Inc.	19,000	1,352,800
United States Cellular Corp.*	35,000	1,349,250
Verizon Communications, Inc.	30,000	1,085,700
Vodafone Group PLC [ADR] (United Kingdom)(a)	4,000	88,400
Western Wireless Corp. (Class “A” Stock)*(a)	10,000	289,100

		23,130,326

Utilities — 8.1%
AES Corp.*	87,500	868,875
Allegheny Energy, Inc.*(a)	100,000	1,541,000
Aquila, Inc.*	110,000	391,600
CH Energy Group, Inc.	7,000	325,080
Cinergy Corp.	42,000	1,596,000
Cleco Corp.	10,000	179,800
Constellation Energy Group, Inc.	30,000	1,137,000
DPL, Inc.	25,000	485,500
Duquesne Light Holdings, Inc.(a)	48,000	926,880
El Paso Electric Co.*	38,100	588,264
FirstEnergy Corp.	8,500	317,985
Great Plains Energy, Inc.(a)	40,000	1,188,000
Mirant Corp.*	200,000	70,500
NiSource, Inc.	10,000	206,200
Northeast Utilities(a)	75,000	1,460,250
PPL Corp.	2,000	91,800
Public Service Enterprise Group, Inc.	8,200	328,246
Sierra Pacific Resources*	30,000	231,300
Teco Energy, Inc.	38,000	455,620
UIL Holdings Corp.	2,500	121,725
Unisource Energy Corp.(a)	50,000	1,242,500
Wisconsin Energy Corp.	20,000	652,200
Xcel Energy, Inc.(a)	50,000	835,500

		15,241,825

Total Common Stock
(Cost $153,816,506)		182,773,851

PREFERRED STOCK — 0.4%
Broadcasting
News Corp. Ltd., 0.72% [ADR] (Australia)
(Cost $778,730)	24,683	811,577

Total Long-Term Investments
(Cost $154,595,236)		183,585,428

AST Gabelli All-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

SHORT-TERM INVESTMENTS — 20.1%
Certificates of Deposit — 1.5%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$1,888	$1,887,421
BNP Paribas 1.08%, 07/13/04(b)	246	245,534
Credit Lyonnais Bank 1.075%, 09/30/04(b)	328	328,496
Fortis Bank 2.055%, 06/08/05(b)	41	40,935
Svenska Handelsbanken 1.39%, 10/27/04(b)	261	260,627

		2,763,013

Commercial Paper — 0.8%
Grampian Funding LLC 1.20%, 07/13/04(b)	1,514	1,512,731

Corporate Obligations — 9.5%
Bank of America NA 1.05%, 07/01/04(b)(c)	1,416	1,416,409
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	253	252,837
1.63%, 07/01/04(b)(c)	2,031	2,030,540
Morgan Stanley 1.23%, 07/01/04(b)(c)	225	224,664
Natexis Banque 1.547%, 07/01/04(b)(c)	5,146	5,145,123
1.60%, 07/01/04(b)(c)	6,750	6,748,637
Societe Generale 1.575%, 07/01/04(b)(c)	1,154	1,154,217
Swedbank 1.198%, 07/15/04(b)(c)	829	828,912

	Principal Amount (000)	Value (Note 2)

Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	$140	$140,262
1.25%, 07/23/04(b)(c)	68	68,253

		18,009,854

Time Deposit — 0.8%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	1,599	1,598,925

	Shares
Non-Registered Investment Company — 5.6%
BlackRock Institutional Money Market Trust(b)(j)	10,592,845	10,592,845

Registered Investment Companies — 1.9%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,773,947	1,773,947
BlackRock Provident Institutional Funds TempFund Portfolio(j)	1,773,946	1,773,946

		3,547,893

Total Short-Term Investments
(Cost $38,025,261)		38,025,261

Total Investments — 117.1%
(Cost $192,620,497; Note 5)		221,610,689
Liabilities in Excess of Other Assets — (17.1%)		(32,341,451)

Net Assets — 100.0%		$189,269,238

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $32,828,567; cash collateral of $34,477,368 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

AST Gabelli All-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

Foreign currency exchange contracts outstanding at June 30, 2004:

Purchase Contracts

Settlement Month	Type	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Jul 04	Buy CHF	57,343	$45,525	$45,786	$261
Jul 04	Buy JPY	6,716,406	61,885	61,553	(332)

			$107,410	$107,339	$(71)

Sale Contracts

Settlement Month	Type	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized (Depreciation)
Jul 04	Sell EUR	18,504	$22,423	$22,512	$(89)
Jul 04	Sell GBP	27,405	49,612	49,699	(87)

			$72,035	$72,211	$(176)

See Notes to Financial Statements.

AST T. Rowe Price Natural Resources Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 90.0%
COMMON STOCK
Building & Real Estate — 5.1%
AMB Property Corp. [REIT]	36,800	$1,274,384
Archstone Smith Trust [REIT]	30,900	906,297
Boston Properties, Inc. [REIT]	16,900	846,352
Camden Property Trust [REIT]	25,900	1,186,220
Catellus Development Corp.	50,285	1,239,525
Duke-Weeks Realty Corp. [REIT]	40,030	1,273,354
Rouse Co. [REIT]	31,700	1,505,751
Saint Joe Corp.	17,800	706,660

		8,938,543

Building Materials — 0.6%
Walter Industries, Inc.	79,000	1,075,980

Chemicals — 6.6%
Agrium, Inc. (Canada)	162,100	2,358,555
Dow Chemical Co.	52,600	2,140,820
IMC Global, Inc.(a)	119,200	1,597,280
Millennium Chemicals, Inc.	83,600	1,447,952
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	41,700	4,040,730

		11,585,337

Containers & Packaging — 1.7%
Packaging Corp. of America	40,500	967,950
Smurfit-Stone Container Corp.*(a)	103,062	2,056,087

		3,024,037

Diversified Metals — 4.4%
Companhia Vale Do Rio Doce (Class “A” Shares) [ADR] (Brazil)	24,000	938,400
Companhia Vale Do Rio Doce [ADR] (Brazil)	24,600	1,169,730
Inco Ltd. (Canada)*	45,400	1,569,024
Nucor Corp.(a)	53,000	4,068,280

		7,745,434

Energy Services — 2.2%
Massey Energy Co.(a)	31,000	874,510
Peabody Energy Corp.(a)	22,100	1,237,379
W-H Energy Services, Inc.*	92,400	1,811,040

		3,922,929

Exploration & Production — 7.0%
Devon Energy Corp.	53,057	3,501,762
Encore Acquisition Co.*	38,900	1,085,310
Kerr-McGee Corp.(a)	35,726	1,920,987
Layne Christensen Co.*	71,500	1,183,325
Murphy Oil Corp.	62,600	4,613,620

		12,305,004

Farming & Agriculture — 0.6%
Delta and Pine Land Co.	47,400	1,040,430

	Shares	Value (Note 2)

Gas Transmission & Distribution — 0.8%
Gazprom [ADR] (Russia)144A (cost $943,024; purchased 06/24/03 — 06/30/03)(g)	46,900	$1,346,030

Industrial Products — 1.0%
Steel Dynamics, Inc.*	60,000	1,717,800

Integrated Petroleum — 17.5%
Amerada Hess Corp.(a)	38,000	3,009,220
Baker Hughes, Inc.	100,000	3,765,000
BP PLC [ADR] (United Kingdom)	82,800	4,435,596
ChevronTexaco Corp.	19,528	1,837,780
ENI Co. SPA [ADR] (Italy)(a)	22,700	2,277,718
Exxon Mobil Corp.	104,000	4,618,639
LUKOIL [ADR] (Russia)	6,700	704,840
Marathon Oil Corp.	40,200	1,521,168
Royal Dutch Petroleum Co.(a)	84,400	4,360,948
Total Fina SA [ADR] (France)	36,300	3,487,704
Yukos [ADR] (Russia)	22,727	722,719

		30,741,332

Machinery & Equipment — 2.8%
Cooper Cameron Corp.*(a)	47,900	2,332,730
Grant Prideco, Inc.*	52,700	972,842
Hydril Co.*	49,300	1,552,950
Joy Global, Inc.	5,400	161,676

		5,020,198

Metals & Mining — 13.1%
Alcoa, Inc.	68,284	2,255,421
Arch Coal, Inc.(a)	74,100	2,711,319
BHP Billiton Ltd. (Australia)	436,700	3,811,702
International Steel Group, Inc.*	76,200	2,266,950
JSC MMC Norilsk Nickel [ADR] (Russia)(a)	23,100	1,282,050
Newmont Mining Corp.(a)	127,926	4,958,412
Rio Tinto PLC (United Kingdom)	98,500	2,368,630
Teck Corp. [CVT](a)	189,800	3,397,420

		23,051,904

Non-Ferrous Metals — 0.6%
Phelps Dodge Corp.*	12,600	976,626

Oil & Gas — 7.1%
Diamond Offshore Drilling, Inc.(a)	100,500	2,394,915
GlobalSantaFe Corp.(a)	39,900	1,057,350
Helmerich & Payne, Inc.	22,300	582,476
Nabors Industries, Inc.*(a)	16,100	728,042
Premcor, Inc.*	21,700	813,750
Schlumberger Ltd.	55,000	3,493,050
Tidewater, Inc.(a)	26,700	795,660
Transocean, Inc.*	93,700	2,711,678

		12,576,921

AST T. Rowe Price Natural Resources Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Paper & Forest Products — 5.6%
Bowater, Inc.	41,700	$1,734,303
International Paper Co.	60,500	2,704,350
Kimberly-Clark Corp.	16,000	1,054,080
MeadWestvaco Corp.	54,300	1,595,877
Potlatch Corp.	28,300	1,178,412
Weyerhaeuser Co.	26,700	1,685,304

		9,952,326

Petroleum Exploration & Production — 10.5%
BG Group PLC (United Kingdom)	230,600	1,420,811
BJ Services Co.*(a)	60,400	2,768,736
Burlington Resources, Inc.	57,300	2,073,114
Canadian Natural Resources Ltd. (Canada)	52,000	1,554,800
ConocoPhillips	45,639	3,481,799
FMC Technologies, Inc.*(a)	24,600	708,480
Noble Corp.*	36,900	1,398,141
Pioneer Natural Resouces Co.	12,900	452,532
Smith International, Inc.*(a)	19,900	1,109,624
Ultra Petroleum Corp.*	58,200	2,172,606
Unocal Corp.	31,000	1,178,000
XTO Energy, Inc.	7,657	228,102

		18,546,745

Precious Metals — 1.8%
Impala Platinum Holdings, Ltd. (South Africa)	9,100	689,943
Meridian Gold Inc*	86,700	1,124,499
Placer Dome, Inc. (Canada)	86,500	1,439,360

		3,253,802

Railroads — 0.6%
Burlington Northern Santa Fe Corp.	22,300	782,061
Union Pacific Corp.	5,200	309,140

		1,091,201

Transportation — 0.4%
Norfolk Southern Corp.	25,600	678,912

Total Long-Term Investments
(Cost $134,456,065)		158,591,491

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 27.1%
Certificate of Deposit — 6.3%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$1,869	1,869,140
Credit Lyonnais Bank 1.075%, 09/30/04(b)	292	292,150

	Principal Amount (000)	Value (Note 2)
Fortis Bank NY 1.775%, 06/06/05(b)	$4,164	$4,163,628
Svenska Handelsbanken 1.39%, 10/27/04(b)	4,763	4,763,004

		11,087,922

Commercial Paper — 3.1%
Concord Minutemen Capital Co. 1.23%, 07/12/04(b)	1,949	1,946,884
Grampian Funding LLC 1.20%, 07/13/04(b)	3,149	3,146,213
Victory Receivables Corp. 1.23%, 07/19/04(b)	421	420,624

		5,513,721

Corporate Obligations — 4.8%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	1,269	1,269,308
Morgan Stanley 1.58%, 07/01/04(b)(c)	280	280,034
Natexis Banque NY 1.16%, 07/01/04(b)(c)	1,886	1,885,885
Swedbank NY 1.12%, 07/15/04(b)(c)	413	412,470
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	719	718,881
1.25%, 07/23/04(b)(c)	2,137	2,136,231
1.30%, 07/29/04(b)(c)	1,802	1,801,940

		8,504,749

Time Deposit — 1.5%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	2,563	2,563,109

	Shares
Non-Registered Investment Company — 7.8%
BlackRock Institutional Money Market Trust(b)(j)	13,692,294	13,692,294

Registered Investment Company — 3.6%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	6,403,910	6,403,910

Total Short-Term Investments
(Cost $47,765,705)		47,765,705

Total Investments — 117.1%
(Cost $182,221,770; Note 5)		206,357,196
Liabilities in Excess of Other Assets — (17.1%)		(30,116,504)

Net Assets — 100.0%		$176,240,692

AST T. Rowe Price Natural Resources Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
CVT	Convertible Security
REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(a)	Portion of securities on loan with an aggregate market value of $40,618,093; cash collateral of $41,361,795 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $943,024. The aggregate value, $1,346,030 represents 0.76% of net assets.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Alliance Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 99.8%
COMMON STOCK — 98.9%
Beverages — 1.5%
Coca-Cola Co.	80,500	$4,063,640

Broadcasting — 1.0%
Scripps (E.W.) Co. (Class “A” Stock)	26,300	2,761,500

Computer Hardware — 3.8%
Dell, Inc.*	291,200	10,430,784

Computer Services & Software — 13.9%
Cisco Systems, Inc.*	333,900	7,913,430
Electronic Arts, Inc.*	137,300	7,489,715
EMC Corp.*	403,000	4,594,200
Microsoft Corp.	276,700	7,902,552
Oracle Corp.*	190,200	2,269,086
SAP AG [ADR] (Germany)	86,200	3,604,022
Symantec Corp.*(a)	101,400	4,439,292

		38,212,297

Consumer Products & Services — 3.7%
Avon Products, Inc.	103,600	4,780,104
Procter & Gamble Co.	101,800	5,541,992

		10,322,096

Diversified Manufacturing Operations — 2.8%
General Electric Co.	241,200	7,814,880

Entertainment & Leisure — 4.1%
Carnival Corp.(a)	55,300	2,599,100
Time Warner, Inc.*	222,000	3,902,760
Viacom, Inc. (Class “B” Stock)(a)	139,000	4,965,080

		11,466,940

Financial Services — 7.7%
Citigroup, Inc.	172,200	8,007,300
Franklin Resources, Inc.	53,000	2,654,240
J.P. Morgan Chase & Co.(a)	159,000	6,164,430
MBNA Corp.	160,300	4,134,137
Merrill Lynch & Co., Inc.	9,700	523,606

		21,483,713

Healthcare Services — 2.4%
Caremark Rx, Inc.*	44,100	1,452,654
UnitedHealth Group, Inc.	84,200	5,241,450

		6,694,104

Insurance — 7.0%
American International Group, Inc.	137,500	9,801,000
Anthem, Inc.*(a)	58,900	5,275,084
Progressive Corp. (The)	51,600	4,401,480

		19,477,564

	Shares	Value (Note 2)

Internet Services — 10.3%
eBay, Inc.*	103,640	$9,529,698
Juniper Networks, Inc.*(a)	230,800	5,670,756
Yahoo!, Inc.*(a)	364,700	13,249,551

		28,450,005

Medical Supplies & Equipment — 8.3%
Alcon, Inc. (Switzerland)	25,300	1,989,845
Amgen, Inc.*	145,400	7,934,478
Boston Scientific Corp.*	141,000	6,034,800
St. Jude Medical, Inc.*	74,000	5,598,100
Zimmer Holdings, Inc.*	18,300	1,614,060

		23,171,283

Oil & Gas — 2.2%
Baker Hughes, Inc.	35,300	1,329,045
Halliburton Co.	35,200	1,065,152
Nabors Industries Ltd.*	62,500	2,826,250
Schlumberger Ltd.	13,700	870,087

		6,090,534

Pharmaceuticals — 6.9%
Cephalon, Inc.*(a)	33,400	1,803,600
Forest Laboratories, Inc.*	79,000	4,473,770
Pfizer, Inc.	326,500	11,192,420
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)	26,700	1,796,643

		19,266,433

Restaurants — 0.3%
Starbucks Corp.*(a)	21,800	947,864

Retail & Merchandising — 8.6%
Amazon.com, Inc.*	86,500	4,705,600
Bed Bath & Beyond, Inc.*	85,200	3,275,940
Lowe’s Cos., Inc.	144,700	7,603,985
Target Corp.	62,300	2,645,881
Wal-Mart Stores, Inc.	100,900	5,323,484
Whole Foods Market, Inc.	3,000	286,350

		23,841,240

Semiconductors — 10.7%
Applied Materials, Inc.*	254,100	4,985,442
Broadcom Corp. (Class “A” Stock)*	79,400	3,713,538
Intel Corp.	371,500	10,253,400
Marvell Technology Group Ltd.*(a)	185,200	4,944,840
Taiwan Semiconductor Manufacturing Co. Ltd. [ADR] (Taiwan)(a)	697,797	5,798,697

		29,695,917

Telecommunications — 3.7%
Corning, Inc.*(a)	443,200	5,788,192
Qualcomm, Inc.	63,000	4,597,740

		10,385,932

Total Common Stock
(Cost $250,675,878)		274,576,726

AST Alliance Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

PREFERRED STOCK — 0.9%
Broadcasting
News Corp. Ltd., 0.72% [ADR] (Australia) (Cost $2,712,097)	79,100	$2,600,808

Total Long-Term Investments
(Cost $253,387,975)		277,177,534

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 15.0%
Certificates of Deposit — 2.7%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$1,411	1,410,625
Canadian Imperial Bank of Commerce 1.72%, 05/25/05(b)	6,125	6,123,729

		7,534,354

Commercial Paper — 1.1%
Fairway Finance Corp. 1.22%, 07/16/04(b)	2,922	2,919,645
Grampian Funding LLC 1.20%, 07/13/04(b)	22	21,833

		2,941,478

Corporate Obligations — 10.3%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	379	379,081
Morgan Stanley 1.23%, 07/01/04(b)(c)	5,136	5,135,958
1.58%, 07/01/04(b)(c)	1,763	1,763,235

	Principal Amount (000)	Value (Note 2)
Natexis Banque 1.547%, 07/01/04(b)(c)	$4,561	$4,560,821
1.60%, 07/01/04(b)(c)	12,061	12,057,850
Swedbank 1.198%, 07/15/04(b)(c)	1,254	1,254,137
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	1,501	1,500,934
1.25%, 07/23/04(b)(c)	1,816	1,815,962

		28,467,978

Time Deposit — 0.7%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	2,046	2,046,140

	Shares
Registered Investment Companies — 0.2%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	256,630	256,630
BlackRock Provident Institutional Funds TempFund Portfolio(j)	256,630	256,630

		513,260

Total Short-Term Investments
(Cost $41,503,210)		41,503,210

Total Investments — 114.8%
(Cost $294,891,185; Note 5)		318,680,744
Liabilities in Excess of Other Assets — (14.8%)		(41,177,159)

Net Assets — 100.0%		$277,503,585

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $40,086,013; cash collateral of $40,989,950 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST MFS Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 97.1%
COMMON STOCK — 96.0%
Aerospace — 0.8%
Lockheed Martin Corp.	86,100	$4,484,088

Airlines — 0.8%
Southwest Airlines Co.	277,900	4,660,383

Automotive Parts — 0.2%
AutoZone, Inc.*	11,400	913,140

Beverages — 2.0%
Anheuser-Busch Cos., Inc.	26,300	1,420,200
Cott Corp. (Canada)*	87,800	2,844,720
PepsiCo, Inc.	128,400	6,918,192

		11,183,112

Broadcasting — 0.2%
Grupo Televisa SA [ADR] (Brazil)	19,800	896,346

Business Services — 2.9%
Accenture Ltd. (Class “A” Stock)*	157,500	4,328,100
ARAMARK Corp. (Class “B” Stock)	38,200	1,098,632
First Data Corp.	189,200	8,423,184
Fiserv, Inc.*	76,100	2,959,529

		16,809,445

Cable Television — 1.2%
Comcast Corp. (Class “A” Stock)*	234,552	6,574,493

Chemicals — 1.0%
Air Products & Chemicals, Inc.	28,700	1,505,315
Waters Corp.*	83,200	3,975,296

		5,480,611

Clothing & Apparel — 1.2%
Coach, Inc.*	52,000	2,349,880
NIKE, Inc. (Class “B” Stock)	56,700	4,295,025

		6,644,905

Computer Hardware — 4.5%
Dell, Inc.*	343,420	12,301,304
International Business Machines Corp.	75,200	6,628,880
Lexmark International, Inc.*	38,800	3,745,364
Research in Motion Ltd. (Canada)*(a)	47,700	3,264,588

		25,940,136

Computer Services & Software — 12.3%
Ceridan Corp.*	68,600	1,543,500
Cisco Systems, Inc.*	791,980	18,769,926
Electronic Arts, Inc.*	53,700	2,929,335
EMC Corp.*	814,500	9,285,300
Microsoft Corp.	854,980	24,418,228
Oracle Corp.*	169,600	2,023,328
Red Hat, Inc.*(a)	57,500	1,320,775

	Shares	Value (Note 2)

Symantec Corp.*	130,700	$5,722,046
Veritas Software Corp.*	171,911	4,761,935

		70,774,373

Conglomerates — 3.1%
3M Co.	30,660	2,759,707
Tyco International Ltd.(a)	446,100	14,783,754

		17,543,461

Consumer Products & Services — 5.8%
Avon Products, Inc.	31,700	1,462,638
Colgate-Palmolive Co.	26,300	1,537,235
Johnson & Johnson	296,058	16,490,431
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	61,600	3,004,848
Procter & Gamble Co.	197,000	10,724,680

		33,219,832

Diversified Manufacturing Operations — 3.6%
General Electric Co.	643,450	20,847,780

Electronic Components & Equipment — 0.5%
Agilent Technologies, Inc.*	98,100	2,872,368

Entertainment & Leisure — 3.0%
Carnival Corp.(a)	177,300	8,333,100
Harley-Davidson, Inc.	92,700	5,741,838
Time Warner, Inc.*	162,600	2,858,508

		16,933,446

Farming & Agriculture — 0.7%
Monsanto Co.	109,900	4,231,150

Financial Services — 4.5%
American Express Co.(a)	179,609	9,228,310
Citigroup, Inc.	146,145	6,795,743
Countrywide Financial Corp.	19,900	1,397,975
Fannie Mae	29,100	2,076,576
MBNA Corp.	52,900	1,364,291
Merrill Lynch & Co., Inc.	39,800	2,148,404
SLM Corp.(a)	71,800	2,904,310

		25,915,609

Food — 0.2%
SYSCO Corp.	39,200	1,406,104

Healthcare Services — 1.8%
Caremark Rx, Inc.*(a)	143,800	4,736,772
HCA, Inc.(a)	139,200	5,789,328

		10,526,100

Industrial Products — 0.6%
Illinois Tool Works, Inc.	33,600	3,221,904

Insurance — 2.3%
AFLAC, Inc.	38,800	1,583,428
American International Group, Inc.	158,900	11,326,392

		12,909,820

AST MFS Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Internet Services — 4.3%
eBay, Inc.*	91,700	$8,431,815
InterActiveCorp.*(a)	113,100	3,408,834
Yahoo!, Inc.*(a)	358,400	13,020,672

		24,861,321

Medical Supplies & Equipment — 9.5%
Abbott Laboratories	238,400	9,717,184
Amgen, Inc.*	153,100	8,354,667
Bard, (C.R.), Inc.	79,500	4,503,675
Biomet, Inc.	62,500	2,777,500
Fisher Scientific International, Inc.*(a)	50,600	2,922,150
Genzyme Corp.*(a)	215,100	10,180,683
Guidant Corp.	51,000	2,849,880
Invitrogen Corp.*	18,300	1,317,417
Medtronic, Inc.	205,600	10,016,832
Zimmer Holdings, Inc.*	25,900	2,284,380

		54,924,368

Oil & Gas — 2.8%
BJ Services Co.*	209,900	9,621,816
Smith International, Inc.*(a)	110,800	6,178,208

		15,800,024

Personal Services — 0.6%
Apollo Group, Inc. (Class “A” Stock)*	26,000	2,295,540
Career Education Corp.*(a)	26,000	1,184,560

		3,480,100

Pharmaceuticals — 9.5%
Allergan, Inc.(a)	84,700	7,582,344
Biogen Idec, Inc.*	22,600	1,429,450
Celgene Corp.*(a)	49,900	2,857,274
Elan Corp. PLC [ADR] (Ireland)*	48,600	1,202,364
Genentech, Inc.*	52,700	2,961,740
Gilead Sciences, Inc.*(a)	112,200	7,517,400
Lilly, (Eli) & Co.	78,500	5,487,935
Pfizer, Inc.	391,902	13,434,400
Roche Holding AG (Switzerland)	41,200	4,079,208
Wyeth	218,500	7,900,960

		54,453,075

Retail & Merchandising — 6.9%
Best Buy Co., Inc.	127,400	6,464,276
CVS Corp.	206,400	8,672,928
Kohl’s Corp.*(a)	77,900	3,293,612
Lowe’s Cos., Inc.	109,300	5,743,715
PETsMART, Inc.(a)	87,800	2,849,110
Target Corp.	225,700	9,585,479
Wal-Mart Stores, Inc.	53,700	2,833,212

		39,442,332

	Shares	Value (Note 2)

Semiconductors — 4.7%
Analog Devices, Inc.	93,400	$4,397,272
Applied Materials, Inc.*	143,500	2,815,470
Intel Corp.	449,900	12,417,240
Marvell Technology Group Ltd.*(a)	108,200	2,888,940
PMC-Sierra, Inc.*	146,900	2,108,015
Texas Instruments, Inc.(a)	89,300	2,159,274

		26,786,211

Telecommunications — 3.4%
Amdocs Ltd.*	165,800	3,884,694
America Movil SA de CV, (Class “L” Stock) [ADR] (Mexico)	39,500	1,436,615
Corning, Inc.*(a)	281,100	3,671,166
Nortel Networks Corp. (Canada)*	439,800	2,194,602
NTL, Inc.*	38,300	2,206,846
Qualcomm, Inc.	20,700	1,510,686
Telefonaktiebolaget LM Ericsson [ADR] (Sweden)*	51,900	1,552,848
Vodafone Group PLC (United Kingdom)	1,236,500	2,707,689

		19,165,146

Transportation — 1.1%
FedEx Corp.	57,200	4,672,668
United Parcel Service, Inc. (Class “B” Stock)	19,400	1,458,298

		6,130,966

Total Common Stock
(Cost $517,146,702)		549,032,149

PREFERRED STOCK — 1.1%
Broadcasting
News Corp. Ltd., 0.72% [ADR] (Australia) (Cost $6,321,422)	192,300	6,322,824

Total Long-Term Investments
(Cost $523,468,124)		555,354,973

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 17.3%
Certificates of Deposit — 0.8%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$38	38,414
BNP Paribas 1.08%, 07/13/04(b)	23	22,578
Credit Lyonnais Bank 1.075%, 09/30/04(b)	122	121,955
Fortis Bank 2.055%, 06/08/05(b)	124	123,874

AST MFS Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

Societe Generale 1.117%, 07/14/04(b)	$4,247	$4,245,090

		4,551,911

Commercial Paper — 0.1%
Concord Minutemen Capital Co. 1.23%, 07/12/04(b)	572	571,697
Grampian Funding LLC 1.20%, 07/13/04(b)	5	5,137

		576,834

Corporate Obligations — 8.6%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	1,636	1,635,775
1.63%, 07/01/04(b)(c)	745	744,967
1.63%, 07/01/04(b)(c)	138	137,974
1.63%, 07/01/04(b)(c)	126	126,052
Morgan Stanley 1.58%, 07/01/04(b)(c)	15,528	15,527,778
Natexis Banque 1.547%, 07/01/04(b)(c)	4,958	4,957,146
1.60%, 07/01/04(b)(c)	15,171	15,166,828
Societe Generale 1.575%, 07/01/04(b)(c)	3,695	3,694,338
Swedbank 1.198%, 07/15/04(b)(c)	2,676	2,675,172

	Principal Amount (000)	Value (Note 2)

Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	$1,171	$1,170,639
1.25%, 07/23/04(b)(c)	1,608	1,607,693
1.30%, 07/29/04(b)(c)	1,650	1,649,507

		49,093,869

Time Deposit — 0.5%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	2,655	2,655,197

U.S. Government Agency Obligation — 4.0%
Federal National Mortgage Assoc. 1.25%, 07/01/04(n)	22,977	22,977,000

	Shares
Non-Registered Investment Company — 3.3%
BlackRock Institutional Money Market Trust(b)(j)	18,814,053	18,814,053

Total Short-Term Investments
(Cost $98,668,864)		98,668,864

Total Investments — 114.4%
(Cost $622,136,988; Note 5)		654,023,837
Liabilities in Excess of Other Assets — (14.4%)		(82,389,163)

Net Assets — 100.0%		$571,634,674

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $74,269,970; cash collateral of $75,691,864 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.
(n)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

AST Marsico Capital Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 97.7%
COMMON STOCK
Aerospace — 1.5%
General Dynamics Corp.	279,666	$27,770,834

Beverages — 2.2%
PepsiCo, Inc.	780,912	42,075,539

Clothing & Apparel — 2.1%
NIKE, Inc. (Class “B” Stock)(a)	533,667	40,425,275

Computer Hardware — 2.9%
Dell, Inc.*	1,542,621	55,256,684

Computer Services & Software — 5.5%
Automatic Data Processing, Inc.	241,197	10,101,330
Electronic Arts, Inc.*	669,085	36,498,587
Microsoft Corp.	1,968,945	56,233,069

		102,832,986

Conglomerates — 3.7%
Honeywell International, Inc.	762,973	27,947,701
Tyco International Ltd.(a)	1,244,914	41,256,450

		69,204,151

Construction — 2.9%
Lennar Corp. (Class “A” Stock)(a)	661,424	29,578,880
Lennar Corp. (Class “B” Stock)	63,250	2,620,448
MDC Holdings, Inc.	340,683	21,670,846

		53,870,174

Consumer Products & Services — 2.9%
Procter & Gamble Co.	1,015,180	55,266,399

Diversified Manufacturing Operations — 4.1%
General Electric Co.	2,398,371	77,707,220

Entertainment & Leisure — 5.9%
Mandalay Resort Group(a)	383,317	26,310,879
Royal Caribbean Cruises Ltd.(a)	756,843	32,854,555
Wynn Resorts Ltd.*(a)	1,356,552	52,403,603

		111,569,037

Farming & Agriculture — 0.5%
Monsanto Co.	223,701	8,612,489

Financial — Bank & Trust — 0.2%
UCBH Holdings, Inc.	82,767	3,270,952

Financial Services — 15.5%
Citigroup, Inc.	1,689,164	78,546,125
Countrywide Financial Corp.(a)	844,538	59,328,795
Goldman Sachs Group, Inc.(a)	364,323	34,304,654
Merrill Lynch & Co., Inc.	883,059	47,667,525
SLM Corp.	1,836,451	74,284,443

		294,131,542

	Shares	Value (Note 2)

Healthcare Services — 6.4%
Quest Diagnostics, Inc.(a)	304,040	$25,828,198
UnitedHealth Group, Inc.(a)	1,519,208	94,570,698

		120,398,896

Hotels & Motels — 1.7%
Four Seasons Hotels, Inc. (Canada)(a)	545,714	32,857,440

Internet Services — 2.0%
eBay, Inc.*(a)	405,143	37,252,899

Machinery & Equipment — 3.3%
Caterpillar, Inc.	783,718	62,258,558

Medical Supplies & Equipment — 8.0%
Boston Scientific Corp.*(a)	1,193,553	51,084,069
Medtronic, Inc.	734,758	35,797,410
St. Jude Medical, Inc.*	173,068	13,092,594
Zimmer Holdings, Inc.*(a)	564,877	49,822,151

		149,796,224

Pharmaceuticals — 6.7%
Genentech, Inc.*(a)	1,770,610	99,508,282
Roche Holding AG (Switzerland)	261,668	25,907,723

		125,416,005

Retail & Merchandising — 8.5%
Bed Bath & Beyond, Inc.*	484,047	18,611,607
CVS Corp.	434,143	18,242,689
Lowe’s Cos., Inc.(a)	1,004,065	52,763,616
Tiffany & Co.(a)	1,141,437	42,061,953
Wal-Mart Stores, Inc.	549,988	29,017,367

		160,697,232

Semiconductors — 0.3%
Texas Instruments, Inc.	205,258	4,963,138

Telecommunications — 7.8%
Motorola, Inc.(a)	2,760,012	50,370,219
Qualcomm, Inc.	1,308,569	95,499,366

		145,869,585

Transportation — 3.1%
FedEx Corp.(a)	704,457	57,547,092

Total Long-Term Investments
(Cost $1,465,386,402)		1,839,050,351

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 20.7%
Certificates of Deposit — 1.6%
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)	$2,620	2,619,427

AST Marsico Capital Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

Svenska Handelsbanken 1.39%, 10/27/04(b)	$15,762	$15,760,717
Westdeutsche Landesbank 1.50%, 01/10/05(b)	11,202	11,200,571

		29,580,715

Commercial Paper — 0.6%
Fairway Finance Corp. 1.22%, 07/16/04(b)	11,373	11,363,293
HBOS Treasury Services, PLC 1.111%, 08/11/04(b)	108	107,215

		11,470,508

Corporate Obligations — 6.4%
Bank of America NA 1.05%, 07/01/04(b)(c)	4,354	4,353,995
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	22,335	22,335,058
1.63%, 07/01/04(b)(c)	12,517	12,516,775
1.63%, 07/01/04(b)(c)	4,705	4,704,957
1.63%, 07/01/04(b)(c)	4,133	4,133,043
Morgan Stanley 1.23%, 07/01/04(b)(c)	9,881	9,880,510
1.58%, 07/01/04(b)(c)	6,284	6,283,776
Natexis Banque 1.547%, 07/01/04(b)(c)	19,796	19,794,045
1.60%, 07/01/04(b)(c)	15,184	15,180,050
Societe Generale 1.575%, 07/01/04(b)(c)	2,804	2,803,767

	Principal Amount (000)	Value (Note 2)

Swedbank 1.198%, 07/15/04(b)(c)	$19,398	$19,395,057

		121,381,033

Time Deposit — 1.1%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	21,322	21,321,950

	Shares
Non-Registered Investment Company — 9.7%
BlackRock Institutional Money Market Trust(b)(j)	181,929,740	181,929,740

Registered Investment Companies — 1.3%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	11,860,660	11,860,660
BlackRock Provident Institutional Funds TempFund Portfolio(j)	11,860,659	11,860,659

		23,721,319

Total Short-Term Investments
(Cost $389,405,265)		389,405,265

Total Investments — 118.4%
(Cost $1,854,791,667; Note 5)		2,228,455,616
Liabilities in Excess of Other Assets — (18.4%)		(346,453,516)

Net Assets — 100.0%		$1,882,002,100

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $357,584,297; cash collateral of $365,683,946 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Goldman Sachs Concentrated Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCK
Beverages — 3.8%
PepsiCo, Inc.	738,100	$39,768,828

Broadcasting — 10.6%
Clear Channel Communications, Inc.	1,081,800	39,972,510
Entravision Communications Corp. (Class “A” Stock)*	549,655	4,221,350
Univision Communications, Inc. (Class “A” Stock)*	1,728,000	55,175,040
Westwood One, Inc.*	439,200	10,452,960

		109,821,860

Business Services — 11.0%
Cendant Corp.	2,361,415	57,807,439
First Data Corp.	951,900	42,378,588
Sabre Holdings Corp.	530,850	14,709,854

		114,895,881

Cable Television — 6.2%
Cablevision Systems New York Group (Class “A” Stock)*(a)	1,756,354	34,512,357
Comcast Corp. (Special Class “A” Stock)*	618,040	17,064,084
Scripps, (E.W.) Co. (Class “A” Stock)	118,104	12,400,920

		63,977,361

Computer Hardware — 5.6%
Cisco Systems, Inc.*	1,393,700	33,030,690
Dell, Inc.*	709,400	25,410,708

		58,441,398

Computer Services & Software — 5.0%
Microsoft Corp.	1,803,494	51,507,789

Conglomerates — 0.1%
3M Co.	11,800	1,062,118

Consumer Products & Services — 0.1%
Procter & Gamble Co.	15,800	860,152

Electronic Components & Equipment — 0.2%
General Electric Co.	55,200	1,788,480

Entertainment & Leisure — 14.1%
EchoStar Communications Corp. (Class “A” Stock)*(a)	788,425	24,244,069
Harrah’s Entertainment, Inc.	749,600	40,553,360
Time Warner, Inc.*	1,221,424	21,472,634
Viacom, Inc. (Class “B” Stock)(a)	1,719,950	61,436,613

		147,706,676

	Shares	Value (Note 2)

Financial Services — 14.0%
Fannie Mae(a)	537,116	$38,328,598
Freddie Mac	669,100	42,354,029
McGraw-Hill Cos., Inc.	312,605	23,936,165
Moody’s Corp.	188,158	12,166,296
Schwab, (Charles) Corp.	3,105,500	29,843,855

		146,628,943

Food — 2.0%
Wrigley, (Wm., Jr.) Co.(a)	324,500	20,459,725

Healthcare Services — 1.8%
Caremark Rx, Inc.*(a)	563,305	18,555,267

Hotels & Motels — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	236,573	10,610,299

Internet Services — 2.7%
eBay, Inc.*(a)	165,120	15,182,784
Yahoo!, Inc.*(a)	360,800	13,107,864

		28,290,648

Medical Supplies & Equipment — 1.0%
Guidant Corp.	190,000	10,617,200

Pharmaceuticals — 5.8%
Pfizer, Inc.	1,353,200	46,387,696
Wyeth	391,500	14,156,640

		60,544,336

Retail & Merchandising — 3.9%
Dollar Tree Stores, Inc.*(a)	170,275	4,670,644
Family Dollar Stores, Inc.	529,400	16,104,348
Wal-Mart Stores, Inc.	369,900	19,515,924

		40,290,916

Semiconductors — 4.1%
Intel Corp.	1,174,500	32,416,200
Linear Technology Corp.	258,600	10,206,942

		42,623,142

Technology — 0.1%
Electronic Arts, Inc.*	12,000	654,600

Telecommunications — 6.3%
Crown Castle International Corp.*(a)	588,230	8,676,393
QUALCOMM, Inc.(a)	772,090	56,347,128

		65,023,521

Total Long-Term Investments
(Cost $931,177,833)		1,034,129,140

AST Goldman Sachs Concentrated Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

SHORT-TERM INVESTMENTS — 6.9%
Certificates of Deposit — 0.2%
Credit Lyonnais Bank 1.075%, 09/30/04(b)	$2,245	$2,246,013

Commercial Paper — 0.6%
Concord Minutemen Capital Co. 1.23%, 07/12/04(b)	3,742	3,738,888
Fairway Finance Corp. 1.22%, 07/16/04(b)	1,611	1,610,059
Grampian Funding LLC 1.20%, 07/13/04(b)	3	3,303
Victory Receivables Corp. 1.23%, 07/19/04(b)	436	436,196

		5,788,446

Corporate Obligations — 3.3%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	3,244	3,243,918
1.63%, 07/01/04(b)(c)	261	261,200
Morgan Stanley 1.58%, 07/01/04(b)(c)	8,070	8,070,251
Natexis Banque 1.547%, 07/01/04(b)(c)	5,399	5,398,039
1.60%, 07/01/04(b)(c)	12,876	12,873,110

	Principal Amount (000)	Value (Note 2)

Swedbank 1.198%, 07/15/04(b)(c)	$1,231	$1,231,236
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	1,662	1,662,009
1.25%, 07/23/04(b)(c)	2,048	2,048,067

		34,787,830

Time Deposit — 0.3%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	3,247	3,247,419

	Shares
Non-Registered Investment Company — 2.5%
BlackRock Institutional Money Market Trust(b)(j)	25,911,751	25,911,751

Total Short-Term Investments
(Cost $71,981,459)		71,981,459

Total Investments — 106.3%
(Cost $1,003,159,292; Note 5)		1,106,110,599
Liabilities in Excess of Other Assets — (6.3%)		(65,961,815)

Net Assets — 100.0%		$1,040,148,784

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $70,738,964; cash collateral of $71,981,459 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST DeAM Large-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 93.5%
COMMON STOCK
Aerospace — 2.2%
General Dynamics Corp.	23,400	$2,323,620
Goodrich Corp.	31,600	1,021,628

		3,345,248

Automobile Manufacturers — 0.7%
General Motors Corp.(a)	22,000	1,024,980

Automotive Parts — 0.9%
American Axle & Manufacturing Holdings, Inc.	37,500	1,363,500

Beverages — 0.8%
Coca-Cola Co.	9,000	454,320
Coca-Cola Enterprises, Inc.	8,400	243,516
Coors, (Adolph) Co. (Class “B” Stock)(a)	6,900	499,146

		1,196,982

Broadcasting — 0.3%
Clear Channel Communications, Inc.	13,400	495,130

Cable Television — 1.7%
Cox Communications, Inc. (Class “A” Stock)*(a)	61,700	1,714,643
DIRECTV Group, Inc. (The)*	47,400	810,540

		2,525,183

Chemicals — 0.9%
Engelhard Corp.	43,100	1,392,561

Computer Hardware — 1.6%
Hewlett-Packard Co.	22,500	474,750
International Business Machines Corp.	8,600	758,090
Storage Technology Corp.*	42,300	1,226,700

		2,459,540

Computer Services & Software — 1.8%
Computer Sciences Corp.*	16,200	752,166
Microsoft Corp.	16,800	479,808
NCR Corp.*	24,100	1,195,119
Sybase, Inc.*	12,100	217,800

		2,644,893

Conglomerates — 1.8%
Altria Group, Inc.	8,800	440,440
Cendant Corp.	90,300	2,210,544

		2,650,984

Construction — 0.2%
Lafarge North America, Inc.	1,700	73,610
Ryland Group, Inc. (The)	3,100	242,420

		316,030

	Shares	Value (Note 2)

Consumer Products & Services — 1.6%
Gillette Co.	50,300	$2,132,720
Loews Corp. — Carolina Group	8,300	203,765

		2,336,485

Containers & Packaging — 0.5%
Owens-Illinois, Inc.*	45,900	769,284

Diversified Manufacturing Operations — 3.7%
General Electric Co.	173,200	5,611,680

Electronic Components & Equipment — 2.7%
Avnet, Inc.*(a)	27,700	628,790
Eastman Kodak Co.(a)	69,800	1,883,204
Hubbell, Inc. (Class “B” Stock)	2,200	102,762
Parker-Hannifin Corp.	25,600	1,522,176

		4,136,932

Entertainment & Leisure — 1.6%
Disney, (Walt) Co.	51,300	1,307,637
Time Warner, Inc.*	62,600	1,100,508

		2,408,145

Farming & Agriculture — 1.0%
Monsanto Co.	38,700	1,489,950

Financial — Bank & Trust — 11.5%
Bank of America Corp.	47,700	4,036,374
Bank One Corp.	13,700	698,700
Golden West Financial Corp.	24,900	2,648,115
Marshall & Ilsley Corp.	3,200	125,088
National City Corp.	27,900	976,779
U.S. Bancorp	68,700	1,893,372
Wachovia Corp.	52,900	2,354,050
Wells Fargo & Co.(a)	79,400	4,544,062

		17,276,540

Financial Services — 10.1%
CIT Group, Inc.	35,300	1,351,637
Citigroup, Inc.	89,475	4,160,587
Countrywide Financial Corp.	30,799	2,163,630
Freddie Mac	13,700	867,210
J.P. Morgan Chase & Co.	65,000	2,520,050
Lehman Brothers Holdings, Inc.	7,800	586,950
MBNA Corp.	41,400	1,067,706
Merrill Lynch & Co., Inc.	20,200	1,090,396
PNC Financial Services Group	23,100	1,226,148
Providian Financial Corp.*	14,500	212,715

		15,247,029

Food — 2.0%
Sara Lee Corp.	55,500	1,275,945
Tyson Foods, Inc. (Class “A” Stock)(a)	79,800	1,671,810

		2,947,755

AST DeAM Large-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Healthcare Services — 0.9%
Humana, Inc.*	49,700	$839,930
PacifiCare Health Systems, Inc.*(a)	14,400	556,704

		1,396,634

Insurance — 5.0%
Allstate Corp. (The)	61,300	2,853,515
Anthem, Inc.*(a)	5,000	447,800
Berkley, (W.R.) Corp.(a)	51,150	2,196,893
Loews Corp.	12,200	731,512
MetLife, Inc.	15,700	562,845
Principal Financial Group, Inc.	21,700	754,726

		7,547,291

Machinery & Equipment — 2.9%
Eaton Corp.	37,900	2,453,646
Stanley Works(a)	42,700	1,946,266

		4,399,912

Medical Supplies & Equipment — 1.0%
Baxter International, Inc.	43,000	1,483,930

Metals & Mining — 0.8%
Phelps Dodge Corp.(a)	16,200	1,255,662

Oil & Gas — 11.4%
Apache Corp.	28,900	1,258,595
Exxon Mobil Corp.	121,200	5,382,492
Kerr-McGee Corp.(a)	22,900	1,231,333
Noble Energy, Inc.	19,900	1,014,900
Occidental Petroleum Corp.	55,800	2,701,278
Pioneer Natural Resources Co.	18,300	641,964
Sunoco, Inc.	36,300	2,309,406
Valero Energy Corp.	25,800	1,903,008
Williams Cos., Inc.	55,500	660,450

		17,103,426

Paper & Forest Products — 1.3%
Louisiana-Pacific Corp.	62,700	1,482,855
Rayonier, Inc.	9,600	426,720

		1,909,575

Pharmaceuticals — 2.0%
King Pharmaceuticals, Inc.*	73,400	840,430
Merck & Co., Inc.	44,800	2,128,000

		2,968,430

Printing & Publishing — 0.5%
Gannett Co., Inc.(a)	9,300	789,105

Railroads — 0.3%
Burlington Northern Santa Fe Corp.	13,200	462,924

	Shares	Value (Note 2)

Real Estate — 1.9%
Apartment Investment & Management Co. (Class “A” Stock) [REIT](a)	5,900	$183,667
Avalonbay Communities, Inc. [REIT]	3,600	203,472
Equity Office Properties Trust [REIT]	20,200	549,440
Equity Residential Properties Trust [REIT]	17,900	532,167
Federal Realty Investment Trust [REIT]	2,100	87,339
Kimco Realty Corp. [REIT]	4,200	191,100
Mills Corp. (The) [REIT](a)	2,700	126,090
Pan Pacific Retail Properties, Inc. [REIT]	1,900	95,988
Rouse Co. [REIT]	1,700	80,750
Simon Property Group, Inc. [REIT](a)	9,200	473,064
Vornado Realty Trust [REIT]	6,200	354,082

		2,877,159

Restaurants — 1.6%
McDonald’s Corp.	94,800	2,464,800

Retail & Merchandising — 2.9%
Federated Department Stores, Inc.	17,000	834,700
May Department Stores Co.(a)	64,700	1,778,603
Saks, Inc.	58,900	883,500
SUPERVALU, Inc.	27,700	847,897

		4,344,700

Semiconductors — 1.2%
Advanced Micro Devices, Inc.*(a)	55,600	884,040
LSI Logic Corp.*(a)	114,400	871,728

		1,755,768

Telecommunications — 6.3%
BellSouth Corp.	100,500	2,635,110
CenturyTel, Inc.(a)	7,600	228,304
SBC Communications, Inc.	50,400	1,222,200
Sprint Corp.(a)	77,500	1,364,000
Verizon Communications, Inc.	113,000	4,089,470

		9,539,084

Transportation — 1.1%
FedEx Corp.	6,800	555,492
Ryder System, Inc.	26,200	1,049,834

		1,605,326

Utilities — 4.8%
American Electric Power Co., Inc.(a)	34,000	1,088,000
Entergy Corp.	29,800	1,669,098
Exelon Corp.	89,800	2,989,442
PG&E Corp.*(a)	8,900	248,666
TXU Corp.	30,400	1,231,503

		7,226,709

Total Common Stock
(Cost $131,918,936)		140,769,266

AST DeAM Large-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

CORPORATE OBLIGATION
Retail & Merchandising
Ames Department Stores, Inc., Sr. Notes 10.00%, 04/15/06 (cost $13,156; purchased 11/17/00 - 11/30/01)(g)(i) (Cost $13,156)	NR	$40	$300

Total Long-Term Investments
(Cost $131,932,092)			140,769,566

SHORT-TERM INVESTMENTS — 13.1%
Certificates of Deposit — 0.5%
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)		126	125,576
Societe Generale 1.171%, 07/14/04(b)		529	529,264
Svenska Handelsbanken 1.39%, 10/27/04(b)		41	41,045
Westdeutsche Landesbank 1.50%, 01/10/05(b)		108	108,272

			804,157

Commercial Paper — 0.3%
Concord Minutemen Capital Co. 1.23%, 07/12/04(b)		434	433,229
Victory Receivables Corp. 1.23%, 07/19/04(b)		22	22,434

			455,663

Corporate Obligations — 6.2%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)		1,821	1,820,947
1.63%, 07/01/04(b)(c)		2,626	2,626,291

	Principal Amount (000)	Value (Note 2)

Morgan Stanley 1.23%, 07/01/04(b)(c)	$653	$653,490
1.58%, 07/01/04(b)(c)	128	127,700
Natexis Banque 1.547%, 07/01/04(b)(c)	619	618,863
1.60%, 07/01/04(b)(c)	2,570	2,569,536
Swedbank 1.198%, 07/15/04(b)(c)	503	503,322
Westdeutsche Landesbank 1.30%, 07/29/04(b)(c)	540	539,608

		9,459,757

Time Deposit — 0.6%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	845	844,872

U.S. Treasury Obligation — 0.4%
U.S. Treasury Bills 0.95%, 07/29/04(k)(n)	550	549,566

	Shares
Non-Registered Investment Company — 5.1%
BlackRock Institutional Money Market Trust(b)(j)	7,626,907	7,626,907

Total Short-Term Investments
(Cost $19,740,950)		19,740,922

Total Investments — 106.6%
(Cost $151,673,042; Note 5)		160,510,488
Liabilities in Excess of Other Assets — (6.6%)		(9,937,079)

Net Assets — 100.0%		$150,573,409

The following abbreviations are used throughout the Schedule of Investments:

NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $18,723,380; cash collateral of $19,191,356 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $13,156. The aggregate value, $300 represents 0.0% of net assets.

AST DeAM Large-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

(i)	Represents issuer in default on interest payments, Non-income producing security.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $549,566 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Description	Expiration Month	Number of Contracts	Contracts Value at Trade Date	Contracts Value at June 30, 2004	Unrealized Appreciation
Long Positions:
S&P 500	Sep 04	30	$7,637,255	$7,697,700	$60,445

(n)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

AST Hotchkis and Wiley Large-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 95.3%
COMMON STOCK
Aerospace & Defense — 3.9%
Lockheed Martin Corp.	236,900	$12,337,752
Raytheon Co.	304,800	10,902,696

		23,240,448

Auto Components — 1.0%
Delphi Corp.	554,700	5,924,196

Chemicals — 0.5%
Eastman Chemical Co.	65,600	3,032,688

Commercial Banks — 2.1%
KeyCorp	168,700	5,042,443
UnionBanCal Corp.	131,800	7,433,520

		12,475,963

Commercial Services & Supplies — 4.5%
Cendant Corp.	472,500	11,566,800
Waste Management, Inc.	486,600	14,914,290

		26,481,090

Diversified Financial Services — 5.9%
CIT Group, Inc.	484,400	18,547,676
Principal Financial Group, Inc.	475,300	16,530,934

		35,078,610

Diversified Telecommunication Services — 0.2%
AT&T Corp.	81,300	1,189,419

Electric Utilities — 6.4%
Alliant Energy Corp.	230,500	6,011,440
American Electric Power Co., Inc.	181,800	5,817,600
Entergy Corp.	178,600	10,003,386
FirstEnergy Corp.	428,900	16,045,149

		37,877,575

Food & Staples Retailing — 1.9%
Albertson’s, Inc.	415,400	11,024,716

Food Products — 1.4%
Kraft Foods, Inc. (Class “A” Stock)	169,700	5,376,096
Sara Lee Corp.	121,300	2,788,687

		8,164,783

Healthcare Providers & Services — 6.2%
Aetna, Inc.	202,100	17,178,500
Tenet Healthcare Corp.*	1,462,000	19,605,420

		36,783,920

Hotels, Restaurants & Leisure — 6.3%
Caesars Entertainment, Inc.*	521,300	7,819,500
Mandalay Resort Group	217,100	14,901,744
Yum! Brands, Inc.*	397,300	14,787,506

		37,508,750

Household Durables — 3.0%
Lennar Corp. (Class “A” Stock)	393,200	17,583,904

Industrial Conglomerates — 2.8%
Tyco International Ltd.	497,500	16,487,150

	Shares	Value (Note 2)

Insurance — 14.2%
Allmerica Financial Corp.*	322,900	$10,914,020
Allstate Corp. (The)	301,900	14,053,445
MetLife, Inc.	768,000	27,532,800
St. Paul Cos., Inc.	366,100	14,841,694
UnumProvident Corp.	1,109,300	17,637,870

		84,979,829

IT Services — 4.9%
Electronic Data Systems Corp.	1,529,600	29,291,840

Leisure Equipment & Products — 2.0%
Eastman Kodak Co.	432,600	11,671,548

Metals & Mining — 1.2%
Alcoa, Inc.	223,100	7,368,993

Multi-Utilities — 1.0%
SCANA Corp.	161,600	5,877,392

Multiline Retail — 7.8%
Penney, (J.C.) Co., Inc.	474,600	17,920,896
Sears, Roebuck and Co.	762,600	28,795,776

		46,716,672

Oil & Gas — 3.6%
Sunoco, Inc.	175,000	11,133,500
Teekay Shipping Corp.	277,600	10,376,688

		21,510,188

Paper & Forest Products — 1.3%
Weyerhaeuser Co.	118,100	7,454,472

Real Estate — 2.1%
Apartment Investment & Management Co. (Class “A” Stock)[REIT]	196,600	6,120,158
Plum Creek Timber Co., Inc. [REIT]	189,500	6,173,910

		12,294,068

Software — 3.9%
Computer Associates International, Inc.	821,800	23,059,708

Textiles, Apparel & Luxury Goods — 1.0%
Jones Apparel Group, Inc.	150,100	5,925,948

Thrifts & Mortgage Finance — 3.2%
Freddie Mac	165,800	10,495,140
Washington Mutual, Inc.	212,200	8,199,408

		18,694,548

Tobacco — 3.0%
Altria Group, Inc.	353,400	17,687,670

Total Long-Term Investments — 95.3%
(Cost $548,516,346; Note 5)		565,386,088
Other Assets in Excess of Liabilities — 4.7%		27,982,702

Net Assets — 100.0%		$593,368,790

AST Hotchkis and Wiley Large-Cap Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.

See Notes to Financial Statements.

AST Alliance/Bernstein Growth + Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 96.9%
COMMON STOCK
Automotive Parts — 0.9%
Magna International, Inc. (Class “A” Stock)	7,700	$655,809

Beverages — 0.7%
PepsiCo, Inc.	9,600	517,248

Cable Television — 0.6%
Comcast Corp. (Special Class “A” Stock)*	15,300	422,433

Clothing & Apparel — 1.4%
VF Corp.	20,150	981,305

Computer Hardware — 4.9%
Dell, Inc.*	65,600	2,349,792
Hewlett-Packard Co.	52,750	1,113,025

		3,462,817

Computer Services & Software — 8.0%
Cisco Systems, Inc.*(a)	53,300	1,263,210
Electronic Arts, Inc.*	22,100	1,205,555
Microsoft Corp.(a)	93,700	2,676,071
Veritas Software Corp.*	17,700	490,290

		5,635,126

Conglomerates — 1.3%
Altria Group, Inc.	6,150	307,808
Textron, Inc.	10,600	629,110

		936,918

Consumer Products & Services — 2.3%
Avon Products, Inc.	11,500	530,610
Procter & Gamble Co.	13,400	729,496
Whirlpool Corp.(a)	5,700	391,020

		1,651,126

Containers & Packaging — 0.7%
Smurfit-Stone Container Corp.*(a)	25,600	510,720

Diversified Manufacturing Operations — 3.2%
General Electric Co.	69,800	2,261,520

Electronic Components & Equipment — 1.4%
Flextronics International Ltd.*	35,800	571,010
Solectron Corp.*(a)	62,697	405,650

		976,660

Entertainment & Leisure — 2.7%
Time Warner, Inc.*(a)	39,600	696,168
Viacom, Inc. (Class “B” Stock)(a)	34,400	1,228,768

		1,924,936

	Shares	Value (Note 2)

Financial — Bank & Trust — 4.3%
Bank of America Corp.	12,397	$1,049,034
National City Corp.	39,100	1,368,891
Wachovia Corp.	14,650	651,925

		3,069,850

Financial Services — 12.6%
Citigroup, Inc.	65,700	3,055,049
Fannie Mae(a)	11,500	820,640
Goldman Sachs Group, Inc.	3,300	310,728
J.P. Morgan Chase & Co.(a)	32,500	1,260,025
Lehman Brothers Holdings, Inc.(a)	11,200	842,800
MBNA Corp.	70,200	1,810,458
Merrill Lynch & Co., Inc.	14,900	804,302

		8,904,002

Healthcare Services — 2.1%
UnitedHealth Group, Inc.	24,000	1,494,000

Industrial Products — 0.5%
Cooper Industries Ltd. (Class “A” Stock)	6,300	374,283

Insurance — 7.5%
American International Group, Inc.	21,200	1,511,136
Chubb Corp.	14,500	988,610
Jefferson-Pilot Corp.(a)	12,900	655,320
Manulife Financial Corp. (Canada)	9,800	396,900
MetLife, Inc.	14,500	519,825
Progressive Corp. (The)	7,500	639,750
St. Paul Cos., Inc.(a)	12,698	514,777
Torchmark Corp.(a)	1,200	64,560

		5,290,878

Internet Services — 5.8%
eBay, Inc.*(a)	16,200	1,489,590
Juniper Networks, Inc.*(a)	22,000	540,540
Yahoo!, Inc.*(a)	56,800	2,063,544

		4,093,674

Medical Supplies & Equipment — 5.1%
Alcon, Inc. (Switzerland)(a)	11,000	865,150
Amgen, Inc.*(a)	22,700	1,238,739
Boston Scientific Corp.*	12,500	535,000
Medtronic, Inc.	19,200	935,424

		3,574,313

Oil & Gas — 6.0%
BP PLC [ADR] (United Kingdom)(a)	13,900	744,623
ChevronTexaco Corp.	7,900	743,469
ConocoPhillips	17,700	1,350,333
Occidental Petroleum Corp.	21,200	1,026,292
Valero Energy Corp.(a)	5,000	368,800

		4,233,517

Paper & Forest Products — 2.1%
Georgia-Pacific Corp.	27,650	1,022,497
MeadWestvaco Corp.	14,600	429,094

		1,451,591

AST Alliance/Bernstein Growth + Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Pharmaceuticals — 3.5%
GlaxoSmithKline PLC [ADR] (United Kingdom)	12,300	$509,958
Pfizer, Inc.	47,200	1,618,016
Wyeth	9,700	350,752

		2,478,726

Railroads — 3.1%
Burlington Northern Santa Fe Corp.	19,000	666,330
CSX Corp.	18,900	619,353
Norfolk Southern Corp.	33,400	885,768

		2,171,451

Retail & Merchandising — 6.8%
Bed Bath & Beyond, Inc.*	7,000	269,150
Federated Department Stores, Inc.	4,600	225,860
Kroger Co. (The)*(a)	30,100	547,820
Lowe’s Cos., Inc.	20,300	1,066,765
May Department Stores Co.(a)	7,300	200,677
Safeway, Inc.*(a)	28,275	716,489
Wal-Mart Stores, Inc.	33,900	1,788,564

		4,815,325

Semiconductors — 3.8%
Applied Materials, Inc.*	14,000	274,680
Broadcom Corp. (Class “A” Stock)*	11,500	537,855
Intel Corp.(a)	55,700	1,537,320
Maxim Integrated Products, Inc.(a)	5,800	304,036

		2,653,891

Telecommunications — 2.3%
Corning, Inc.*(a)	44,300	578,558
Nortel Networks Corp. (Canada)*	36,700	183,133
Qwest Communications International,	76,500	274,635
Sprint Corp.(a)	19,100	336,160
Tellabs, Inc.*(a)	30,700	268,318

		1,640,804

Utilities — 3.3%
American Electric Power Co., Inc.	21,600	691,200
Entergy Corp.	9,900	554,499
PPL Corp.	13,800	633,420
Sempra Energy	12,500	430,375

		2,309,494

Total Long-Term Investments
(Cost $60,604,717)		68,492,417

	Principal Amount
SHORT-TERM INVESTMENTS — 32.9%
Certificates of Deposit — 3.8%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$1,234,225	1,234,036

	Principal Amount (000)	Value (Note 2)
Canadian Imperial Bank of Commerce 1.72%, 05/25/05(b)	$513,194	$513,084
Fortis Bank NY 1.775%, 06/06/05(b)	699,042	698,967
Westdeutsche Landesbank 1.50%, 01/10/05(b)	208,018	207,997

		2,654,084

Commercial Paper — 7.8%
Concord Minutemen Capital Co. 1.23%, 07/12/04(b)	2,337,126	2,334,969
Grampian Funding LLC 1.20%, 07/13/04(b)	691,810	691,141
Victory Receivables Corp. 1.23%, 07/19/04(b)	2,518,710	2,518,221

		5,544,331

Corporate Obligations — 16.3%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	2,342,500	2,342,500
1.63%, 07/01/04(b)(c)	707,923	707,923
1.63%, 07/01/04(b)(c)	426,787	426,787
1.63%, 07/01/04(b)(c)	523,462	523,462
1.63%, 07/01/04(b)(c)	3,339,538	3,339,539
Morgan Stanley 1.58%, 07/01/04(b)(c)	818,581	818,581
Natexis Banque 1.547%, 07/01/04(b)(c)	1,623,376	1,623,209
1.60%, 07/01/04(b)(c)	1,804,519	1,804,061
Swedbank 1.198%, 07/15/04(b)(c)	18,539	18,536

		11,604,598

Time Deposit — 1.8%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	1,241,394	1,241,394

	Shares
Non-Registered Investment Company — 0.6%
BlackRock Institutional Money Market Trust(b)(j)	400,939	400,939

Registered Investment Companies — 2.6%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	913,400	913,400
BlackRock Provident Institutional Funds TempFund Portfolio(j)	913,399	913,399

		1,826,799

Total Short-Term Investments
(Cost $23,272,145)		23,272,145

Total Investments — 129.8%
(Cost $83,876,862; Note 5)		91,764,562
Liabilities in Excess of Other Assets — (29.8%)		(21,066,983)

Net Assets — 100.0%		$70,697,579

AST Alliance/Bernstein Growth + Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $20,767,312; cash collateral of $21,445,346 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Sanford Bernstein Core Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 94.5%
COMMON STOCK
Aerospace — 1.5%
Boeing Co.(a)	27,900	$1,425,411
General Dynamics Corp.	6,700	665,310
Goodrich Corp.	40,800	1,319,064

		3,409,785

Automobile Manufacturers — 0.9%
General Motors Corp.(a)	34,300	1,598,037
PACCAR, Inc.	9,600	556,704

		2,154,741

Automotive Parts — 2.6%
American Axle & Manufacturing Holdings, Inc.	16,000	581,760
Autoliv, Inc.	31,100	1,312,420
BorgWarner, Inc.	16,400	717,828
Cooper Tire & Rubber Co.	22,100	508,300
Dana Corp.	31,300	613,480
Lear Corp.(a)	18,000	1,061,820
Magna International, Inc. (Class “A” Stock)	14,800	1,260,516

		6,056,124

Beverages — 0.7%
Coors, (Adolph) Co. (Class “B” Stock)(a)	6,500	470,210
PepsiCo, Inc.	20,000	1,077,600

		1,547,810

Building Materials — 1.0%
Martin Marietta Materials, Inc.	14,800	656,084
Masco Corp.(a)	20,600	642,308
Vulcan Materials Co.	23,500	1,117,425

		2,415,817

Cable Television — 0.7%
Comcast Corp. (Class “A” Stock)*	57,900	1,622,937

Chemicals — 0.3%
Dow Chemical Co.	4,700	191,290
DuPont, (E.I.) de Nemours & Co.	9,100	404,222

		595,512

Clothing & Apparel — 1.3%
Jones Apparel Group, Inc.	35,000	1,381,800
Reebok International Ltd.	11,500	413,770
VF Corp.	23,100	1,124,970

		2,920,540

Computer Hardware — 1.9%
Hewlett-Packard Co.	170,624	3,600,166
International Business Machines Corp.	10,000	881,500

		4,481,666

	Shares	Value (Note 2)

Computer Services & Software — 0.9%
Ingram Micro, Inc. (Class “A” Stock)*	26,500	$383,455
Microsoft Corp.	32,000	913,920
Tech Data Corp.*	18,850	737,601

		2,034,976

Conglomerates — 4.6%
Altria Group, Inc.	105,700	5,290,285
Honeywell International, Inc.	59,800	2,190,474
Johnson Controls, Inc.	7,100	378,998
Textron, Inc.	22,700	1,347,245
Tyco International Ltd.(a)	39,800	1,318,972

		10,525,974

Construction — 0.4%
D.R. Horton, Inc.	5,850	166,140
Pulte Corp.	14,800	770,044

		936,184

Consumer Products & Services — 1.1%
UST, Inc.	38,600	1,389,600
Whirlpool Corp.(a)	15,125	1,037,575

		2,427,175

Containers & Packaging — 0.4%
Smurfit-Stone Container Corp.*(a)	40,900	815,955

Diversified Manufacturing Operations — 2.5%
General Electric Co.	175,000	5,670,000

Electronic Components & Equipment — 2.9%
Arrow Electronics, Inc.*(a)	38,350	1,028,547
Avnet, Inc.*(a)	20,700	469,890
Celestica, Inc. (Canada)*	60,600	1,208,970
Flextronics International Ltd.*(a)	67,800	1,081,410
Hubbell, Inc. (Class “B” Stock)	14,500	677,295
Parker-Hannifin Corp.	7,400	440,004
Sanmina-SCI Corp.*	69,900	636,090
Solectron Corp.*(a)	155,950	1,008,997
Vishay Intertechnology, Inc.*(a)	6,200	115,196

		6,666,399

Entertainment & Leisure — 1.0%
Disney,(Walt) Co.	15,200	387,448
Time Warner, Inc.*	90,500	1,590,990
Viacom, Inc. (Class “B” Stock)(a)	8,700	310,764

		2,289,202

Financial — Bank & Trust — 10.4%
Astoria Financial Corp.(a)	13,200	482,856
Bank of America Corp.	90,188	7,631,708
Bank One Corp.	49,100	2,504,100
Comerica, Inc.(a)	26,300	1,443,344
Huntington Bancshares, Inc.(a)	19,900	455,710
National City Corp.	54,150	1,895,792

AST Sanford Bernstein Core Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Regions Financial Corp.	28,925	$1,057,209
SunTrust Banks, Inc.	26,100	1,696,239
U.S. Bancorp	80,100	2,207,556
Wachovia Corp.	60,300	2,683,350
Wells Fargo & Co.(a)	33,700	1,928,651

		23,986,515

Financial Services — 14.3%
Capital One Financial Corp.(a)	3,100	211,978
Citigroup, Inc.	223,700	10,402,050
Fannie Mae	14,700	1,048,992
Freddie Mac	41,700	2,639,610
Goldman Sachs Group, Inc.	21,800	2,052,688
J.P. Morgan Chase & Co.	107,600	4,171,652
KeyCorp(a)	43,475	1,299,468
Lehman Brothers Holdings, Inc.	26,400	1,986,600
MBIA, Inc.(a)	19,300	1,102,416
Merrill Lynch & Co., Inc.	39,000	2,105,220
Morgan Stanley Dean Witter & Co.	40,000	2,110,800
PNC Financial Services Group	19,800	1,050,984
Washington Mutual, Inc.(a)	64,375	2,487,450

		32,669,908

Food — 1.2%
Archer-Daniels-Midland Co.	10,200	171,156
Tyson Foods, Inc. (Class “A” Stock)(a)	76,100	1,594,295
Unilever NV NY	16,200	1,109,862

		2,875,313

Healthcare Services — 0.5%
Oxford Health Plans, Inc.	20,200	1,111,808

Industrial Products — 0.9%
Cooper Industries Ltd. (Class “A” Stock)	13,900	825,799
Crane Co.(a)	8,600	269,954
Ingersoll-Rand Co. (Class “A” Stock)	15,600	1,065,636

		2,161,389

Insurance — 7.0%
ACE Ltd.	15,100	638,428
Allstate Corp. (The)	43,500	2,024,925
American International Group, Inc.	14,800	1,054,944
Chubb Corp.	20,700	1,411,326
Hartford Financial Services Group, Inc. (The)	28,100	1,931,594
Jefferson-Pilot Corp.(a)	15,500	787,400
Manulife Financial Corp. (Canada)	39,233	1,588,937
MetLife, Inc.	34,225	1,226,966
MGIC Investment Corp.(a)	19,300	1,464,098
PartnerRe Ltd.	6,200	351,726
RenaissanceRe Holdings Ltd.	6,300	339,885
St. Paul Cos., Inc.(a)	54,340	2,202,943

	Shares	Value (Note 2)

Torchmark Corp.(a)	2,225	$119,705
XL Capital Ltd. (Class “A” Stock)	14,200	1,071,532

		16,214,409

Machinery & Equipment — 0.8%
Eaton Corp.	21,600	1,398,384
Stanley Works(a)	8,500	387,430

		1,785,814

Metals & Mining — 1.7%
Alcan, Inc.	20,600	852,840
Alcoa, Inc.	54,900	1,813,347
United States Steel Corp.(a)	35,500	1,246,760

		3,912,947

Oil & Gas — 11.2%
BP PLC [ADR] (United Kingdom)(a)	19,400	1,039,258
ChevronTexaco Corp.	55,400	5,213,694
ConocoPhillips	43,143	3,291,379
El Paso Corp.(a)	142,900	1,126,052
Exxon Mobil Corp.	227,700	10,112,157
Marathon Oil Corp.	42,400	1,604,416
Occidental Petroleum Corp.	37,300	1,805,693
Valero Energy Corp.(a)	22,700	1,674,352

		25,867,001

Paper & Forest Products — 2.1%
Georgia-Pacific Corp.	41,625	1,539,293
International Paper Co.	16,100	719,670
MeadWestvaco Corp.	46,100	1,354,879
Temple-Inland, Inc.	19,300	1,336,525

		4,950,367

Pharmaceuticals — 0.9%
Merck & Co., Inc.	26,000	1,235,000
Sanofi-Sythelabo SA [ADR] (Switzerland)	25,400	812,546

		2,047,546

Printing & Publishing — 0.6%
Donnelley, (R.R.) & Sons Co.(a)	41,200	1,360,424

Railroads — 1.7%
Burlington Northern Santa Fe Corp.	38,775	1,359,839
CSX Corp.	23,500	770,095
Norfolk Southern Corp.	64,450	1,709,214

		3,839,148

Restaurants — 1.0%
McDonald’s Corp.	92,000	2,392,000

Retail & Merchandising — 3.5%
Federated Department Stores, Inc.	26,175	1,285,193
Foot Locker, Inc.	1,400	34,076
Kroger Co. (The)*(a)	63,300	1,152,060

AST Sanford Bernstein Core Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

May Department Stores Co.(a)	45,225	$1,243,235
Nordstrom, Inc.	12,900	549,669
Office Depot, Inc.*	76,000	1,361,160
Safeway, Inc.*(a)	61,100	1,548,274
Saks, Inc.	54,400	816,000
SUPERVALU, Inc.	1,625	49,741

		8,039,408

Semiconductors — 0.2%
Atmel Corp.*	79,800	463,111

Telecommunications — 5.6%
ADC Telecommunications, Inc.*(a)	241,400	685,576
BellSouth Corp.	29,900	783,978
Corning, Inc.*(a)	135,400	1,768,324
Nortel Networks Corp. (Canada)*	220,800	1,101,792
Qwest Communications International,	113,600	407,824
SBC Communications, Inc.	91,900	2,228,575
Sprint Corp.(a)	142,950	2,515,920
Tellabs, Inc.*(a)	121,100	1,058,414
Verizon Communications, Inc.	68,000	2,460,920

		13,011,323

Utilities — 6.2%
Alliant Energy Corp.	23,900	623,312
American Electric Power Co., Inc.(a)	52,200	1,670,400
CMS Energy Corp.*	57,500	524,975
Constellation Energy Group, Inc.	19,500	739,050
Edison International Co.	53,900	1,378,223
Entergy Corp.	20,400	1,142,604
Exelon Corp.	46,800	1,557,972
FirstEnergy Corp.	29,400	1,099,854
Northeast Utilities(a)	41,700	811,899
PPL Corp.	26,900	1,234,710
Sempra Energy	38,700	1,332,441
Wisconsin Energy Corp.	30,700	1,001,127
Xcel Energy, Inc.(a)	65,100	1,087,821

		14,204,388

Total Long-Term Investments
(Cost $185,475,033)		217,463,616

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 23.5%
Certificates of Deposit — 1.4%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$1,585	1,584,519
Fortis Bank NY 1.775%, 06/06/05(b)	976	975,536
Svenska Handelsbanken 1.39%, 10/27/04(b)	40	39,845
Westdeutsche Landesbank 1.50%, 01/10/05(b)	642	641,598

		3,241,498

	Principal Amount (000)	Value (Note 2)

Commercial Paper — 1.7%
Grampian Funding LLC 1.20%, 07/13/04(b)	$2,873	$2,870,061
Victory Receivables Corp. 1.23%, 07/19/04(b)	1,047	1,046,602

		3,916,663

Corporate Obligations — 10.1%
Bank of America NA 1.05%, 07/01/04(b)(c)	238	237,961
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	1,259	1,258,963
1.63%, 07/01/04(b)(c)	2,784	2,784,020
1.63%, 07/01/04(b)(c)	2,443	2,443,185
1.63%, 07/01/04(b)(c)	1,190	1,189,535
Morgan Stanley 1.23%, 07/01/04(b)(c)	1,573	1,572,992
Natexis Banque 1.547%, 07/01/04(b)(c)	2,730	2,729,958
1.60%, 07/01/04(b)(c)	7,232	7,230,584
Societe Generale 1.575%, 07/01/04(b)(c)	2,980	2,979,044
Swedbank 1.198%, 07/15/04(b)(c)	711	710,849
Westdeutsche Landesbank 1.25%, 07/23/04(b)(c)	46	46,485
1.30%, 07/29/04(b)(c)	28	27,672

		23,211,248

Time Deposit — 0.8%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	1,858	1,858,233

	Shares
Non-Registered Investment Company — 2.8%
BlackRock Institutional Money Market Trust(b)(j)	6,562,481	6,562,481

Registered Investment Companies — 6.7%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	7,704,717	7,704,717
BlackRock Provident Institutional Funds TempFund Portfolio(j)	7,704,717	7,704,717

		15,409,434

Total Short-Term Investments
(Cost $54,199,557)		54,199,557

Total Investments — 118.0%
(Cost $239,674,590; Note 5)		271,663,173
Liabilities in Excess of Other Assets — (18.0%)		(41,349,469)

Net Assets — 100.0%		$230,313,704

AST Sanford Bernstein Core Value Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $37,477,462; cash collateral of $38,790,123 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Cohen & Steers Realty Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 95.0%
COMMON STOCK
Apartment/Residential — 10.9%
Archstone-Smith Trust [REIT]	361,100	$10,591,063
BRE Properties, Inc. [REIT]	177,100	6,154,225
Essex Property Trust, Inc. [REIT](a)	79,500	5,433,825
Post Properties, Inc. [REIT](a)	188,400	5,491,860
Summit Properties, Inc. [REIT]	165,300	4,238,292

		31,909,265

Diversified — 2.2%
Crescent Real Estate Equities Co. [REIT]	71,300	1,149,356
Sun Communities, Inc. [REIT]	143,100	5,387,715

		6,537,071

Health Care — 1.7%
Ventas, Inc. [REIT]	209,800	4,898,830

Hotels & Motels — 7.2%
Hilton Hotels Corp.	232,500	4,338,450
Host Marriott Corp. [REIT]*(a)	793,100	9,802,716
Starwood Hotels & Resorts Worldwide, Inc.(a)	154,700	6,938,295

		21,079,461

Industrial — 9.6%
AMB Property Corp. [REIT]	124,700	4,318,361
Catellus Development Corp. [REIT]	276,752	6,821,937
ProLogis [REIT]	512,800	16,881,376

		28,021,674

Office — 18.0%
Arden Realty, Inc. [REIT]	125,500	3,690,955
Boston Properties, Inc. [REIT](a)	331,900	16,621,552
Brookfield Properties Corp. (Canada)	232,500	6,627,746
CarrAmerica Realty Corp. [REIT]	126,900	3,836,187
Highwoods Properties, Inc. [REIT]	6,900	162,150
Kilroy Realty Corp. [REIT]	123,600	4,214,760
Mack-Cali Realty Corp. [REIT]	96,900	4,009,722
Maguire Properties, Inc. [REIT]	154,000	3,814,580
Prentiss Properties Trust [REIT]	97,400	3,264,848
SL Green Realty Corp. [REIT]	141,300	6,612,840

		52,855,340

Office/Industrial — 1.9%
Liberty Property Trust [REIT]	37,500	1,507,875
Reckson Associates Realty Corp. [REIT](a)	150,600	4,135,476

		5,643,351

Real Estate — 29.2%
Affordable Residential Communities [REIT]	41,900	695,540

	Shares	Value (Note 2)

Apartment Investment & Management Co. (Class “A” Stock) [REIT]	44,600	$1,388,398
Avalonbay Communities, Inc. [REIT]	220,300	12,451,356
Equity Office Properties Trust [REIT]	249,400	6,783,680
Equity Residential Properties Trust [REIT]	255,700	7,601,961
Federal Realty Investment Trust [REIT]	158,200	6,579,538
Mills Corp. (The) [REIT](a)	181,800	8,490,060
Pan Pacific Retail Properties, Inc. [REIT]	59,700	3,016,044
Rouse Co. [REIT]	245,400	11,656,500
Simon Property Group, Inc. [REIT](a)	216,900	11,152,998
Vornado Realty Trust [REIT](a)	276,900	15,813,758

		85,629,833

Regional Mall — 9.7%
CBL & Associates Properties, Inc. [REIT]	89,900	4,944,500
Developers Diversified Realty Corp. [REIT]	160,200	5,666,274
General Growth Properties, Inc. [REIT]	125,400	3,708,078
Macerich Co. [REIT]	148,900	7,127,843
Regency Centers Corp. [REIT]	46,300	1,986,270
Taubman Centers, Inc. [REIT]	223,900	5,125,071

		28,558,036

Self Storage — 4.6%
Public Storage, Inc. [REIT]	169,200	7,784,892
Shurgard Storage Centers, Inc. (Class “A” Stock) [REIT]	149,600	5,595,040

		13,379,932

Total Long-Term Investments
(Cost $231,373,914)		278,512,793

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 12.7%
Certificate of Deposit — 3.0%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$8,807	8,806,153

Corporate Obligations — 7.4%
Bank of America NA 1.05%, 07/01/04(b)(c)	4,741	4,741,093
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	2,923	2,922,791
1.63%, 07/01/04(b)(c)	845	844,962

AST Cohen & Steers Realty Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

Morgan Stanley 1.58%, 07/01/04(b)(c)	$1,764	$1,764,153
Natexis Banque 1.547%, 07/01/04(b)(c)	4,829	4,828,777
1.60%, 07/01/04(b)(c)	3,419	3,418,486
Swedbank 1.198%, 07/15/04(b)(c)	1,657	1,656,490
Westdeutsche Landesbank 1.30%, 07/29/04(b)(c)	1,287	1,286,564

		21,463,316

Time Deposit — 0.4%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	1,231	1,230,631

	Shares
Non-Registered Investment Company — 0.2%
BlackRock Institutional Money Market Trust(b)(j)	722,400	722,400

	Shares	Value (Note 2)

Registered Investment Companies — 1.7%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	2,558,143	$2,558,143
BlackRock Provident Institutional Funds TempFund Portfolio(j)	2,558,142	2,558,142

		5,116,285

Total Short-Term Investments
(Cost $37,338,785)		37,338,785

Total Investments — 107.7%
(Cost $268,712,699; Note 5)		315,851,578
Liabilities in Excess of Other Assets — (7.7%)		(22,569,841)

Net Assets — 100.0%		$293,281,737

The following abbreviation is used throughout the Schedule of Investments:

REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $31,356,599; cash collateral of $32,222,500 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST Sanford Bernstein Managed Index 500 Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 102.0%
COMMON STOCK
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)*	61,100	$838,903

Aerospace — 1.3%
Boeing Co.	33,900	1,731,951
Goodrich Corp.	28,700	927,871
Northrop Grumman Corp.	5,356	287,617
United Technologies Corp.	51,100	4,674,628

		7,622,067

Airlines — 0.1%
Southwest Airlines Co.	23,100	387,387

Automobile Manufacturers — 0.8%
General Motors Corp.(a)	81,000	3,773,790
PACCAR, Inc.	14,550	843,755

		4,617,545

Automotive Parts — 0.4%
BorgWarner, Inc.	12,800	560,256
Delphi Corp.	143,400	1,531,512

		2,091,768

Beverages — 3.4%
Coca-Cola Co.	203,900	10,292,872
PepsiCo, Inc.	180,100	9,703,788

		19,996,660

Broadcasting — 0.8%
Clear Channel Communications, Inc.	67,700	2,501,515
Univision Communications, Inc. (Class “A” Stock)*	50,000	1,596,500
Westwood One, Inc.*	28,900	687,820

		4,785,835

Building Materials — 1.1%
American Standard Cos., Inc.*	57,000	2,297,670
Masco Corp.(a)	94,000	2,930,920
Sherwin-Williams Co. (The)	33,600	1,396,080

		6,624,670

Business Services — 0.1%
Fiserv, Inc.*	19,000	738,910

Cable Television — 0.4%
Comcast Corp. (Class “A” Stock)*	86,000	2,410,580

Chemicals — 1.7%
Dow Chemical Co.	24,200	984,940
DuPont, (E.I.) de Nemours & Co.	52,200	2,318,724
Eastman Chemical Co.	9,000	416,070
FMC Corp.*	30,800	1,327,788
Great Lakes Chemical Corp.	48,500	1,312,410

	Shares	Value (Note 2)

Lubrizol Corp.	35,700	$1,307,334
PPG Industries, Inc.	22,000	1,374,780
Rohm & Haas Co.	15,000	623,700

		9,665,746

Clothing & Apparel — 0.3%
VF Corp.	34,375	1,674,063

Computer Hardware — 3.1%
Dell, Inc.*	200,185	7,170,627
Hewlett-Packard Co.	239,760	5,058,936
International Business Machines Corp.	68,400	6,029,460

		18,259,023

Computer Services & Software — 8.2%
Cisco Systems, Inc.*	581,100	13,772,070
Electronic Arts, Inc.*	50,000	2,727,500
Electronic Data Systems Corp.(a)	29,300	561,095
EMC Corp.*	143,400	1,634,760
Ingram Micro, Inc. (Class “A” Stock)*	33,200	480,404
Mercury Interactive Corp.*(a)	16,900	842,127
Microsoft Corp.	655,300	18,715,367
Oracle Corp.*	322,600	3,848,618
Symantec Corp.*(a)	55,300	2,421,034
Tech Data Corp.*	33,000	1,291,290
Veritas Software Corp.*(a)	57,000	1,578,900

		47,873,165

Conglomerates — 3.3%
3M Co.	13,900	1,251,139
Altria Group, Inc.	178,200	8,918,910
Cendant Corp.	131,100	3,209,328
Honeywell International, Inc.	44,900	1,644,687
Textron, Inc.	20,000	1,187,000
Tyco International Ltd.(a)	88,100	2,919,634

		19,130,698

Consumer Products & Services — 3.6%
Avon Products, Inc.	74,000	3,414,360
Fortune Brands, Inc.	12,100	912,703
Johnson & Johnson	101,800	5,670,260
Procter & Gamble Co.	144,000	7,839,360
Reynolds, (R.J.) Tobacco Holdings, Inc.(a)	26,800	1,811,412
Whirlpool Corp.	16,100	1,104,460

		20,752,555

Containers & Packaging — 0.1%
Sonoco Products Co.	20,500	522,750

Diversified Manufacturing Operations — 4.0%
General Electric Co.	718,470	23,278,428

AST Sanford Bernstein Managed Index 500 Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Electronic Components & Equipment — 1.2%
Agilent Technologies, Inc.*	40,500	$1,185,840
Eastman Kodak Co.(a)	21,100	569,278
Emerson Electric Co.	14,000	889,700
Flextronics International Ltd.*(a)	31,000	494,450
Hubbell, Inc. (Class “B” Stock)	21,000	980,910
Sanmina-SCI Corp.*	92,600	842,660
Solectron Corp.*(a)	260,000	1,682,200
Vishay Intertechnology, Inc.*(a)	25,000	464,500

		7,109,538

Entertainment & Leisure — 2.1%
Carnival Corp.(a)	63,800	2,998,600
Disney, (Walt) Co.	96,200	2,452,138
Harley-Davidson, Inc.(a)	50,600	3,134,164
Time Warner, Inc.*	103,000	1,810,740
Viacom, Inc. (Class “B” Stock)	50,400	1,800,288

		12,195,930

Financial — Bank & Trust — 6.0%
Bank of America Corp.	122,226	10,342,764
Bank of New York Co., Inc. (The)	48,300	1,423,884
Bank One Corp.	60,300	3,075,300
Comerica, Inc.	43,300	2,376,304
Commerce Bancorp, Inc.(a)	25,000	1,375,250
Huntington Bancshares, Inc.	34,200	783,180
National City Corp.	95,400	3,339,954
Regions Financial Corp.	34,000	1,242,700
SunTrust Banks, Inc.(a)	45,000	2,924,550
U.S. Bancorp	71,000	1,956,760
Union Planters Corp.	61,700	1,839,277
Wachovia Corp.	62,800	2,794,600
Wells Fargo & Co.	30,800	1,762,684

		35,237,207

Financial Services — 8.0%
Citigroup, Inc.	385,200	17,911,799
Fannie Mae(a)	30,500	2,176,480
Franklin Resources, Inc.	900	45,072
Goldman Sachs Group, Inc.(a)	26,900	2,532,904
J.P. Morgan Chase & Co.(a)	140,080	5,430,902
KeyCorp(a)	76,000	2,271,640
Legg Mason, Inc.	14,500	1,319,645
Lehman Brothers Holdings, Inc.	41,300	3,107,825
MBNA Corp.	183,500	4,732,465
Merrill Lynch & Co., Inc.	59,000	3,184,820
Morgan Stanley Dean Witter & Co.	46,900	2,474,913
PNC Financial Services Group	22,300	1,183,684

		46,372,149

Food — 1.2%
Albertson’s, Inc.(a)	23,200	615,728
Archer-Daniels-Midland Co.	52,808	886,118

	Shares	Value (Note 2)

Dean Foods Co.*	36,000	$1,343,160
General Mills, Inc.(a)	63,500	3,018,155
Hershey Foods Corp.	25,200	1,166,004

		7,029,165

Healthcare Services — 2.7%
Caremark Rx, Inc.*	85,700	2,822,958
HCA, Inc.(a)	69,700	2,898,823
Health Management Associates, Inc. (Class “A” Stock)(a)	80,000	1,793,600
UnitedHealth Group, Inc.	86,000	5,353,500
WellPoint Health Networks, Inc.*	28,000	3,136,280

		16,005,161

Industrial Products — 0.5%
Cooper Industries Ltd. (Class “A” Stock)	23,000	1,366,430
Crane Co.(a)	32,000	1,004,480
Ingersoll-Rand Co. (Class “A” Stock)	11,000	751,410

		3,122,320

Insurance — 5.9%
ACE Ltd.	42,500	1,796,900
AFLAC, Inc.	21,300	869,253
Allstate Corp. (The)	32,000	1,489,600
American International Group, Inc.	208,787	14,882,338
Anthem, Inc.*(a)	7,300	653,788
Chubb Corp.(a)	33,900	2,311,302
CIGNA Corp.	15,500	1,066,555
Hartford Financial Services Group, Inc. (The)	24,600	1,691,004
Lincoln National Corp.	29,100	1,374,975
Progressive Corp. (The)	35,900	3,062,270
St. Paul Cos., Inc.(a)	64,695	2,622,735
XL Capital Ltd. (Class “A” Stock)	30,500	2,301,530

		34,122,250

Internet Services — 2.8%
eBay, Inc.*	89,500	8,229,525
Juniper Networks, Inc.*(a)	67,100	1,648,647
Yahoo!, Inc.*(a)	182,200	6,619,326

		16,497,498

Machinery & Equipment — 0.5%
Caterpillar, Inc.	8,000	635,520
Eaton Corp.	38,000	2,460,120

		3,095,640

Medical Supplies & Equipment — 4.4%
Abbott Laboratories	17,700	721,452
Alcon, Inc. (Switzerland)	8,500	668,525
Amgen, Inc.*	147,800	8,065,446
Applera Corp. — Applied Biosystems Group	55,000	1,196,250

AST Sanford Bernstein Managed Index 500 Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Baxter International, Inc.	36,000	$1,242,360
Boston Scientific Corp.*	124,200	5,315,760
Guidant Corp.	25,950	1,450,086
Medtronic, Inc.	11,800	574,896
St. Jude Medical, Inc.*	34,000	2,572,100
Zimmer Holdings, Inc.*	40,400	3,563,280

		25,370,155

Metals & Mining — 0.9%
Alcan, Inc.	19,000	786,600
Alcoa, Inc.	46,400	1,532,592
United States Steel Corp.(a)	50,400	1,770,048
Worthington Industries, Inc.	65,200	1,338,556

		5,427,796

Office Equipment — 0.1%
Pitney Bowes, Inc.	13,000	575,250

Oil & Gas — 5.2%
BP PLC [ADR] (United Kingdom)(a)	18,100	969,617
ChevronTexaco Corp.	63,938	6,017,205
ConocoPhillips	56,453	4,306,799
El Paso Corp.(a)	232,500	1,832,100
Exxon Mobil Corp.	256,900	11,408,930
Marathon Oil Corp.	68,800	2,603,392
Nabors Industries Ltd.*	14,800	669,256
Transocean, Inc.	22,000	636,680
Western Gas Resources, Inc.	58,000	1,883,840

		30,327,819

Paper & Forest Products — 1.1%
Georgia-Pacific Corp.	40,700	1,505,086
International Paper Co.	70,600	3,155,820
MeadWestvaco Corp.	30,000	881,700
Temple-Inland, Inc.	9,100	630,175

		6,172,781

Pharmaceuticals — 5.7%
Biogen Idec, Inc.*(a)	48,600	3,073,950
Bristol-Meyers Squibb Co.	84,300	2,065,350
Cephalon, Inc.*(a)	24,000	1,296,000
Forest Laboratories, Inc.*	54,600	3,091,998
Genentech, Inc.*	23,100	1,298,220
Lilly, (Eli) & Co.	6,500	454,415
Merck & Co., Inc.	59,700	2,835,750
Pfizer, Inc.	510,320	17,493,770
Wyeth	38,000	1,374,080

		32,983,533

Printing & Publishing — 0.7%
Donnelley, (R.R.) & Sons Co.	48,000	1,584,960
Tribune Co.	49,700	2,263,338

		3,848,298

	Shares	Value (Note 2)

Railroads — 0.5%
Burlington Northern Santa Fe Corp.	15,000	$526,050
CSX Corp.	47,300	1,550,021
Norfolk Southern Corp.	38,400	1,018,368

		3,094,439

Real Estate — 0.5%
Equity Office Properties Trust [REIT]	70,000	1,904,000
Equity Residential Properties Trust [REIT]	35,000	1,040,550

		2,944,550

Restaurants — 0.8%
McDonald’s Corp.	63,200	1,643,200
Starbucks Corp.*(a)	69,000	3,000,120

		4,643,320

Retail & Merchandising — 7.8%
Bed Bath & Beyond, Inc.*	56,000	2,153,200
Federated Department Stores, Inc.	33,900	1,664,490
Home Depot, Inc.	213,000	7,497,600
Lowe’s Cos., Inc.	108,400	5,696,420
May Department Stores Co.	39,500	1,085,855
Safeway, Inc.*	16,500	418,110
Sears, Roebuck and Co.(a)	55,200	2,084,352
SUPERVALU, Inc.	31,900	976,459
Target Corp.	68,600	2,913,442
TJX Cos., Inc.(a)	100,100	2,416,414
Wal-Mart Stores, Inc.	322,200	16,999,271
Williams-Sonoma, Inc.*	51,500	1,697,440

		45,603,053

Semiconductors — 3.6%
Broadcom Corp. (Class “A” Stock)*	58,000	2,712,660
Intel Corp.	419,480	11,577,648
Linear Technology Corp.(a)	61,600	2,431,352
Marvell Technology Group Ltd.*(a)	58,600	1,564,620
Maxim Integrated Products, Inc.(a)	19,000	995,980
Silicon Laboratories, Inc.*	11,000	509,850
Texas Instruments, Inc.(a)	42,000	1,015,560

		20,807,670

Telecommunications — 4.3%
ALLTEL Corp.	14,000	708,680
AT&T Corp.(a)	30,340	443,874
BellSouth Corp.	76,000	1,992,720
Corning, Inc.*(a)	129,200	1,687,352
Lucent Technologies, Inc.*(a)	259,000	979,020
Motorola, Inc.	78,000	1,423,500
Nextel Communications, Inc. (Class “A” Stock)*	97,400	2,596,684
Qualcomm, Inc.	62,000	4,524,760
SBC Communications, Inc.	145,200	3,521,100

AST Sanford Bernstein Managed Index 500 Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Sprint Corp.(a)	90,500	$1,592,800
Tellabs, Inc.*(a)	70,000	611,800
Verizon Communications, Inc.	135,200	4,892,888

		24,975,178

Utilities — 2.7%
American Electric Power Co., Inc.(a)	61,160	1,957,120
CMS Energy Corp.*(a)	143,000	1,305,590
Constellation Energy Group, Inc.	20,700	784,530
DTE Energy Co.(a)	42,000	1,702,680
Entergy Corp.	35,000	1,960,350
FirstEnergy Corp.	63,000	2,356,830
FPL Group, Inc.	5,600	358,120
Pinnacle West Capital Corp.	22,150	894,639
PPL Corp.	42,800	1,964,520
Progress Energy, Inc.	42,500	1,872,125
TXU Corp.	18,000	729,180

		15,885,684

Total Long-Term Investments
(Cost $549,714,642)		594,717,137

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 16.3%
Certificates of Deposit — 0.4%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$446	445,985
BNP Paribas 1.08%, 07/13/04(b)	1,451	1,451,152
Canadian Imperial Bank of Commerce 1.72%, 05/25/05(b)	90	90,084
Fortis Bank NY 1.775%, 06/06/05(b)	357	357,026

		2,344,247

Commercial Paper — 0.4%
Concord Minutemen Capital Co. 1.12%, 07/08/04(b)	2,039	2,037,251
Fairway Finance Corp. 1.22%, 07/16/04(b)	329	328,615
Victory Receivables Corp. 1.23%, 07/19/04(b)	119	118,963

		2,484,829

	Principal Amount (000)	Value (Note 2)

Corporate Obligations — 9.1%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	$1,056	$1,056,328
1.63%, 07/01/04(b)(c)	6,538	6,538,330
1.63%, 07/01/04(b)(c)	7,418	7,418,180
1.63%, 07/01/04(b)(c)	290	290,245
Morgan Stanley 1.23%, 07/01/04(b)(c)	5,429	5,428,869
1.58%, 07/01/04(b)(c)	2,174	2,174,236
Natexis Banque 1.547%, 07/01/04(b)(c)	13,844	13,842,931
1.60%, 07/01/04(b)(c)	4,746	4,744,488
Societe Generale| 1.575%, 07/01/04(b)(c)	937	937,023
Swedbank 1.12%, 07/15/04(b)(c)	5,742	5,741,309
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	353	352,762
1.25%, 07/23/04(b)(c)	2,993	2,992,629
1.30%, 07/29/04(b)(c)	1,664	1,663,436

		53,180,766

Time Deposit — 0.6%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	3,567	3,566,764

	Shares
Non-Registered Investment Company — 2.6%
BlackRock Institutional Money Market Trust(b)(j)	15,038,106	15,038,106

Registered Investment Companies — 3.2%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	9,199,500	9,199,500
BlackRock Provident Institutional Funds TempFund Portfolio(j)	9,199,500	9,199,500

		18,399,000

Total Short-Term Investments
(Cost $95,013,712)		95,013,712

Total Investments — 118.3%
(Cost $644,728,354; Note 5)		689,730,849
Liabilities in Excess of Other Assets — (18.3%)		(106,814,378)

Net Assets — 100.0%		$582,916,471

AST Sanford Bernstein Managed Index 500 Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $74,527,749; cash collateral of $76,614,712 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST American Century Income & Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 100.3%
COMMON STOCK — 98.8%
Aerospace — 0.1%
Boeing Co.(a)	10,158	$518,973
United Technologies Corp.	878	80,319

		599,292

Airlines — 0.1%
Delta Air Lines, Inc.(a)	16,995	121,004
Southwest Airlines Co.(a)	29,254	490,590

		611,594

Automobile Manufacturers — 2.3%
Ford Motor Co.(a)	636,249	9,957,297
General Motors Corp.(a)	899	41,884

		9,999,181

Beverages — 1.9%
Coca-Cola Co.	5,888	297,225
Coca-Cola Enterprises, Inc.(a)	48,299	1,400,188
Coors, (Adolph) Co. (Class “B” Stock)(a)	82,266	5,951,123
PepsiCo, Inc.	7,217	388,852

		8,037,388

Broadcasting — 0.1%
Clear Channel Communications, Inc.(a)	5,377	198,680
Fox Entertainment Group, Inc. (Class “A” Stock)*	7,236	193,201

		391,881

Building Materials — 0.7%
Sherwin-Williams Co. (The)	76,948	3,197,189

Business Services — 0.1%
Acxiom Corp.	10,052	249,591
Fiserv, Inc.*(a)	1,121	43,596

		293,187

Cable Television
Comcast Corp.(Class “A” Stock)*	1,344	37,672
EchoStar Communications Corp. (Class “A” Stock)*	1,342	41,267

		78,939

Chemicals — 0.2%
Dow Chemical Co.(a)	7,750	315,425
PPG Industries, Inc.	5,219	326,135
Praxair, Inc.	2,235	89,199

		730,759

Computer Hardware — 3.9%
Dell, Inc.*	2,351	84,213
Hewlett-Packard Co.	277,572	5,856,769

	Shares	Value (Note 2)

International Business Machines Corp.(a)	121,673	$10,725,475
Lexmark International, Inc.*	1,677	161,881
Storage Technology Corp.*	8,366	242,614

		17,070,952

Computer Services & Software — 4.6%
Cisco Systems, Inc.*(a)	81,135	1,922,900
Computer Sciences Corp.*	94,825	4,402,725
Microsoft Corp.(a)	467,368	13,348,029
Tech Data Corp.*	5,444	213,024
Veritas Software Corp.*	3,305	91,549

		19,978,227

Conglomerates — 2.1%
Altria Group, Inc.	83,861	4,197,243
Cendant Corp.(a)	89,257	2,185,011
Tyco International Ltd.(a)	84,213	2,790,819

		9,173,073

Construction — 0.4%
KB Home(a)	25,548	1,753,360
NVR, Inc.*(a)	167	80,861

		1,834,221

Consumer Products & Services — 8.2%
Black & Decker Corp.(a)	38,665	2,402,256
Colgate-Palmolive Co.	1,865	109,009
Johnson & Johnson(a)	234,525	13,063,042
Kimberly-Clark Corp.(a)	49,403	3,254,670
Newell Rubbermaid, Inc.	2,103	49,421
Procter & Gamble Co.	148,821	8,101,815
Rent-A-Center, Inc.*	24,164	723,229
Reynolds, (R.J.) Tobacco Holdings, Inc.(a)	122,454	8,276,665

		35,980,107

Diversified Manufacturing Operations — 0.9%
General Electric Co.(a)	116,614	3,778,294

Electronic Components & Equipment — 3.2%
Arrow Electronics, Inc.*(a)	126,175	3,384,014
Avnet, Inc.*	72,427	1,644,093
Eastman Kodak Co.(a)	308,638	8,327,053
Sanmina-SCI Corp.*	52,262	475,584

		13,830,744

Entertainment & Leisure — 3.7%
Disney, (Walt) Co.	243,032	6,194,886
Harley-Davidson, Inc.(a)	725	44,907
Regal Entertainment Group (Class “A” Stock)(a)	89,298	1,616,294

AST American Century Income & Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Time Warner, Inc.*(a)	457,321	$8,039,702
Viacom, Inc. (Class “B” Stock)(a)	8,851	316,158

		16,211,947

Farming & Agriculture — 2.1%
Monsanto Co.	239,960	9,238,460

Financial — Bank & Trust — 7.8%
Bank of America Corp.(a)	254,623	21,546,197
Flagstar Bancorp, Inc.	34,785	691,526
National City Corp.	61,453	2,151,470
Wachovia Corp.(a)	136,328	6,066,596
Wells Fargo & Co.(a)	65,218	3,732,426

		34,188,215

Financial Services — 6.4%
American Express Co.(a)	6,523	335,152
Citigroup, Inc.(a)	399,451	18,574,471
Countrywide Financial Corp.	79,494	5,584,454
Fannie Mae(a)	22,293	1,590,828
Goldman Sachs Group, Inc.(a)	2,775	261,294
Legg Mason, Inc.	1,552	141,248
Lehman Brothers Holdings, Inc.(a)	4,172	313,943
Merrill Lynch & Co., Inc.	5,754	310,601
Morgan Stanley Dean Witter & Co.	11,573	610,707

		27,722,698

Food — 1.6%
Corn Products International, Inc.	55,319	2,575,099
Tyson Foods, Inc. (Class “A” Stock)(a)	218,151	4,570,264

		7,145,363

Healthcare Services — 0.1%
Humana, Inc.*	21,497	363,299

Insurance — 6.4%
ACE Ltd.	253,981	10,738,316
Allstate Corp. (The)	28,795	1,340,407
American Financial Group, Inc.	25,274	772,626
American International Group, Inc.(a)	6,111	435,592
AmerUs Group Co.(a)	40,754	1,687,216
AON Corp.(a)	67,300	1,916,031
Berkley, (W.R.) Corp.(a)	114,179	4,903,988
Fidelity National Financial, Inc.	16,941	632,577
First American Corp.	156,615	4,054,762
Hartford Financial Services Group, Inc. (The)(a)	6,420	441,311
Protective Life Corp.	13,971	540,259
St. Paul Cos., Inc.	4,440	179,998

		27,643,083

Internet Services — 1.6%
Checkfree Corp.*(a)	15,568	467,040
EarthLink, Inc.*	251,365	2,601,628

	Shares	Value (Note 2)

United Online, Inc.*(a)	94,996	$1,672,880
VeriSign, Inc.*(a)	107,166	2,132,603

		6,874,151

Machinery & Equipment — 0.1%
Caterpillar, Inc.	2,689	213,614
Eaton Corp.	4,298	278,253

		491,867

Medical Supplies & Equipment — 3.2%
Abbott Laboratories	7,238	295,021
AmerisourceBergen Corp.(a)	105,075	6,281,383
Amgen, Inc.*(a)	57,061	3,113,818
Applera Corp. — Applied Biosystems Group(a)	46,733	1,016,443
Bard, (C.R.), Inc.	2,666	151,029
Baxter International, Inc.	5,701	196,742
Becton, Dickinson & Co.(a)	46,686	2,418,335
Genzyme Corp.*(a)	2,576	121,922
Guidant Corp.	1,510	84,379

		13,679,072

Oil & Gas — 7.5%
Amerigas Partners L.P.	2,897	75,235
ChevronTexaco Corp.	211,791	19,931,650
ConocoPhillips	54,483	4,156,508
Exxon Mobil Corp.(a)	15,577	691,775
Halliburton Co.	1,358	41,093
National Fuel Gas Co.	5,234	130,850
Schlumberger Ltd.	2,724	173,001
Sunoco, Inc.	88,056	5,602,123
Unocal Corp.	5,735	217,930
Valero Energy Corp.(a)	18,863	1,391,335

		32,411,500

Paper & Forest Products — 1.7%
Georgia-Pacific Corp.(a)	60,142	2,224,051
Louisiana-Pacific Corp.	73,112	1,729,099
Plum Creek Timber Co., Inc.	22,140	721,321
Potlatch Corp.	42,870	1,785,107
Rayonier, Inc.	19,459	864,953

		7,324,531

Pharmaceuticals — 5.3%
Allergan, Inc.	450	40,284
Bristol-Meyers Squibb Co.(a)	250,746	6,143,277
Cardinal Health, Inc.	2,162	151,448
Gilead Sciences, Inc.*(a)	2,393	160,331
Lilly, (Eli) & Co.(a)	1,548	108,221
Merck & Co., Inc.	151,765	7,208,838
Pfizer, Inc.	258,890	8,874,749
Wyeth	2,909	105,189

		22,792,337

AST American Century Income & Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Printing & Publishing
New York Times Co. (Class “A” Stock)	899	$40,194

Railroads — 0.5%
Burlington Northern Santa Fe Corp.	13,204	463,064
CSX Corp.	10,011	328,060
Norfolk Southern Corp.	16,150	428,298
Union Pacific Corp.(a)	12,515	744,018

		1,963,440

Real Estate — 1.8%
CBL & Associates Properties, Inc. [REIT]	81,779	4,497,845
Colonial Properties Trust [REIT]	8,051	310,205
Equity Office Properties Trust [REIT]	109,969	2,991,157

		7,799,207

Restaurants — 0.3%
McDonald’s Corp.	47,305	1,229,930

Retail & Merchandising — 6.1%
Barnes & Noble, Inc.*	105,738	3,592,977
Blockbuster, Inc. (Class “A” Stock)(a)	189,942	2,883,320
Borders Group, Inc.(a)	953	22,338
CVS Corp.	1,514	63,618
Federated Department Stores, Inc.	168,668	8,281,599
Gap, Inc.(a)	3,514	85,215
Home Depot, Inc.(a)	7,867	276,918
May Department Stores Co.(a)	227,801	6,262,249
SUPERVALU, Inc.	165,191	5,056,497
Target Corp.	1,865	79,207

		26,603,938

Semiconductors — 2.8%
Analog Devices, Inc.	3,608	169,865
Intel Corp.(a)	401,848	11,091,004
Novellus Systems, Inc.*	1,404	44,142
Texas Instruments, Inc.(a)	29,133	704,436

		12,009,447

Telecommunications — 6.2%
ALLTEL Corp.(a)	59,699	3,021,963
Aspect Communications Corp.*	48,691	691,412
AT&T Corp.(a)	50,502	738,844
BellSouth Corp.	152,113	3,988,403
Harris Corp.	10,440	529,830
Motorola, Inc.(a)	334,080	6,096,960
Nextel Communications, Inc. (Class “A” Stock)*(a)	62,572	1,668,170
Nortel Networks Corp. (Canada)*	21,837	108,967
PanAmSat Corp.*	61,715	1,433,022
SBC Communications, Inc.	135,089	3,275,908
Sprint Corp.(a)	53,570	942,832
Verizon Communications, Inc.(a)	116,356	4,210,924

		26,707,235

	Shares	Value (Note 2)

Transportation — 0.9%
FedEx Corp.(a)	10,810	$883,069
United Parcel Service, Inc. (Class “B” Stock)(a)	41,468	3,117,149

		4,000,218

Utilities — 4.9%
CenterPoint Energy, Inc.(a)	257,048	2,956,052
Constellation Energy Group, Inc.	16,425	622,508
Dominion Resources, Inc.(a)	1,988	125,403
Edison International Co.	381,819	9,763,111
Entergy Corp.	4,090	229,081
Exelon Corp.	12,782	425,513
Great Plains Energy, Inc.(a)	64,018	1,901,335
OGE Energy Corp.	36,027	917,608
PG&E Corp.*(a)	9,907	276,802
TXU Corp.(a)	83,102	3,366,461
UGI Corp.	19,550	627,556

		21,211,430

Total Common Stock
(Cost $403,355,380)		433,236,590

PREFERRED STOCK — 0.5%
Automobile Manufacturers — 0.1%
General Motors Corp. (Class “B” Stock) 5.25%* [CVT]	18,144	448,337

Financial Services — 0.2%
Ford Motor Co. Capital Trust II 6.50%* [CVT]	14,767	808,641

Office Equipment — 0.2%
Xerox Corp. 6.125% [CVT]	6,311	835,577

Total Preferred Stock
(Cost $1,917,276)		2,092,555

Total Long-Term Investments
(Cost $405,272,656)		435,329,145

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 40.2%
Certificates of Deposit — 6.4%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$560	560,353
BNP Paribas 1.08%, 07/13/04(b)	152	152,287
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)	1,172	1,171,384
1.72%, 05/25/05(b)	5,187	5,186,372
Fortis Bank 2.055%, 06/08/05(b)	110	110,034
Fortis Bank NY 1.775%, 06/06/05(b)	12,341	12,340,140
Svenska Handelsbanken 1.39%, 10/27/04(b)	8,389	8,388,326

AST American Century Income & Growth Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

Westdeutsche Landesbank 1.50%, 01/10/05(b)	$42	$41,560

		27,950,456

Commercial Paper — 6.6%
Amsterdam Funding Corp. 1.111%, 07/12/04(b)	809	807,870
Concord Minutemen Capital Co. 1.12%, 07/08/04(b)	3,241	3,238,097
1.23%, 07/12/04(b)	9,833	9,823,865
Fairway Finance Corp. 1.22%, 07/16/04(b)	879	877,858
Grampian Funding LLC 1.20%, 07/13/04(b)	2,222	2,219,410
HBOS Treasury Services, PLC 1.11%, 08/11/04(b)	548	544,499
Victory Receivables Corp. 1.23%, 07/19/04(b)	10,968	10,966,330

		28,477,929

Corporate Obligations — 12.9%
Bank of America NA 1.05%, 07/01/04(b)(c)	4,580	4,580,180
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	4,122	4,121,967
1.63%, 07/01/04(b)(c)	924	923,881
1.63%, 07/01/04(b)(c)	7,855	7,855,075
1.63%, 07/01/04(b)(c)	12	12,133
1.63%, 07/01/04(b)(c)	8,075	8,075,131
Morgan Stanley 1.23%, 07/01/04(b)(c)	2,654	2,653,720

	Principal Amount (000)	Value (Note 2)

Natexis Banque 1.547%, 07/01/04(b)(c)	$13,496	$13,494,270
1.60%, 07/01/04(b)(c)	3,962	3,960,724
Societe Generale 1.575%, 07/01/04(b)(c)	2,309	2,308,592
Swedbank 1.198%, 07/15/04(b)(c)	6,139	6,138,426
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	1,557	1,557,114
1.30%, 07/29/04(b)(c)	38	38,434

		55,719,647

Time Deposit — 2.2%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	9,714	9,714,385

U.S. Government Agency Obligation — 1.7%
Federal Home Loan Bank 1.25%, 07/01/04	7,500	7,500,000

	Shares
Non-Registered Investment Company — 10.4%
BlackRock Institutional Money Market Trust(b)(j)	44,975,098	44,975,098

Total Short-Term Investments
(Cost $174,337,515)		174,337,515

Total Investments — 140.5%
(Cost $579,610,171; Note 5)		609,666,660
Liabilities in Excess of Other Assets(m)— (40.5%)		(175,594,928)

Net Assets — 100.0%		$434,071,732

The following abbreviations are used throughout the Schedule of Investments:

CVT	Convertible Security
REIT	Real Estate Investment Trust

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $161,354,905; cash collateral of $166,837,515 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.
(m)	Cash of $240,000 has been segregated with the custodian to cover requirements for the following open futures contracts at June 30, 2004:

Description	Expiration Month	Number of Contracts	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation
Long Positions:
S&P 500	Sep 04	15	$4,251,375	$4,276,500	$25,125

See Notes to Financial Statements.

AST Alliance Growth and Income Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCK
Aerospace — 2.0%
General Dynamics Corp.	65,000	$6,454,500
Northrop Grumman Corp.	300,000	16,110,000
United Technologies Corp.	185,000	16,923,800

		39,488,300

Beverages — 0.9%
Coca-Cola Co.	350,000	17,668,000

Broadcasting — 2.7%
Clear Channel Communications, Inc.	1,000,000	36,950,000
Westwood One, Inc.*	675,000	16,065,000

		53,015,000

Building Materials — 0.9%
American Standard Cos., Inc.*	411,200	16,575,472

Business Services — 0.9%
Fiserv, Inc.*(a)	450,000	17,500,500

Cable Television — 2.7%
Comcast Corp. (Class “A” Stock)*	1,250,000	35,037,500
Comcast Corp. (Special Class “A” Stock)*	625,000	17,256,250

		52,293,750

Chemicals — 0.8%
Air Products & Chemicals, Inc.	300,000	15,735,000
Cabot Corp.	5,900	240,130

		15,975,130

Computer Hardware — 1.5%
Hewlett-Packard Co.	1,400,000	29,540,000

Computer Services & Software — 4.0%
EMC Corp.*	1,130,900	12,892,260
Microsoft Corp.	2,250,000	64,260,000

		77,152,260

Conglomerates — 3.9%
3M Co.	100,000	9,001,000
Altria Group, Inc.	1,023,200	51,211,160
Johnson Controls, Inc.	300,000	16,014,000

		76,226,160

Consumer Products & Services — 4.0%
Avon Products, Inc.	700,000	32,298,000
Loews Corp. — Carolina Group	564,800	13,865,840
Procter & Gamble Co.	570,000	31,030,800

		77,194,640

Diversified Manufacturing Operations — 2.3%
General Electric Co.	1,400,000	45,360,000

	Shares	Value (Note 2)

Entertainment & Leisure — 6.3%
Carnival Corp.(a)	225,000	$10,575,000
Harley-Davidson, Inc.(a)	275,000	17,033,500
Royal Caribbean Cruises Ltd.	100,000	4,341,000
Time Warner, Inc.*	1,500,000	26,370,000
Viacom, Inc. (Class “B” Stock)(a)	1,800,000	64,296,000

		122,615,500

Financial — Bank & Trust — 8.5%
Bank of America Corp.	800,000	67,696,000
Bank One Corp.	1,400,000	71,400,000
Fifth Third Bancorp(a)	210,000	11,293,800
Wachovia Corp.	350,000	15,575,000

		165,964,800

Financial Services — 10.3%
Citigroup, Inc.	1,800,000	83,700,000
Fannie Mae(a)	425,000	30,328,000
Lehman Brothers Holdings, Inc.	225,000	16,931,250
MBNA Corp.	1,000,000	25,790,000
Merrill Lynch & Co., Inc.	325,000	17,543,500
Morgan Stanley Dean Witter & Co.	500,000	26,385,000

		200,677,750

Food — 0.3%
Dean Foods Co.*	175,000	6,529,250

Healthcare Services — 3.9%
Caremark Rx, Inc.*(a)	383,900	12,645,666
HCA, Inc.(a)	400,000	16,636,000
Health Management Associates, Inc. (Class “A” Stock)(a)	432,400	9,694,408
UnitedHealth Group, Inc.	100,000	6,225,000
WellPoint Health Networks, Inc.*	280,000	31,362,800

		76,563,874

Industrial Products — 1.0%
Ingersoll-Rand Co. (Class “A” Stock)	275,000	18,785,250

Insurance — 10.6%
ACE Ltd.	825,000	34,881,000
Allstate Corp. (The)	600,000	27,930,000
American International Group, Inc.	1,050,000	74,844,000
Anthem, Inc.*(a)	350,000	31,346,000
Axis Capital Holdings Ltd.	600,000	16,800,000
MetLife, Inc.	397,100	14,236,035
XL Capital Ltd. (Class “A” Stock)	100,000	7,546,000

		207,583,035

Medical Supplies & Equipment — 1.7%
Applera Corp. — Applied Biosystems Group(a)	700,000	15,225,000
Boston Scientific Corp.*	425,000	18,190,000

		33,415,000

AST Alliance Growth and Income Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Oil & Gas — 10.1%
Baker Hughes, Inc.	450,000	$16,942,500
BP PLC [ADR] (United Kingdom)(a)	680,200	36,438,314
ConocoPhillips	700,000	53,403,000
EnCana Corp. (Canada)	274,400	11,843,104
Exxon Mobil Corp.	400,000	17,764,000
Kerr-McGee Corp.(a)	325,000	17,475,250
Nabors Industries Ltd.*(a)	400,000	18,088,000
Noble Energy, Inc.	200,000	10,200,000
Occidental Petroleum Corp.	300,000	14,523,000

		196,677,168

Pharmaceuticals — 3.8%
Forest Laboratories, Inc.*	300,000	16,989,000
Pfizer, Inc.	1,250,000	42,850,000
Wyeth	400,000	14,464,000

		74,303,000

Railroads — 4.0%
Burlington Northern Santa Fe Corp.	924,800	32,432,736
Union Pacific Corp.	758,400	45,086,880

		77,519,616

Retail & Merchandising — 3.3%
Bed Bath & Beyond, Inc.*	250,000	9,612,500
Home Depot, Inc.(a)	1,050,000	36,960,000
Lowe’s Cos., Inc.	340,000	17,867,000

		64,439,500

Semiconductors — 0.6%
Applied Materials, Inc.*(a)	600,000	11,772,000

Telecommunications — 2.2%
BellSouth Corp.	550,000	14,421,000
Verizon Communications, Inc.	800,000	28,952,000

		43,373,000

Utilities — 2.5%
Dominion Resources, Inc.(a)	41,800	2,636,744
Entergy Corp.	250,000	14,002,500
Exelon Corp.	520,000	17,310,800
PPL Corp.	325,000	14,917,500

		48,867,544

Total Long-Term Investments
(Cost $1,665,434,678)		1,867,075,499

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 11.7%
Certificates of Deposit — 1.9%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$11,415	11,413,462
Credit Lyonnais Bank 1.075%, 09/30/04(b)	7,209	7,211,161

	Principal Amount (000)	Value (Note 2)

Fortis Bank NY 1.775%, 06/06/05(b)	$2,425	$2,425,213
Societe Generale 1.171%, 07/14/04(b)	16,396	16,390,307

		37,440,143

Commercial Paper — 0.3%
Amsterdam Funding Corp. 1.111%, 07/12/04(b)	3,107	3,103,757
Victory Receivables Corp. 1.23%, 07/19/04(b)	2,576	2,575,233

		5,678,990

Corporate Obligations — 3.4%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	20,016	20,015,785
1.63%, 07/01/04(b)(c)	850	849,920
Natexis Banque 1.547%, 07/01/04(b)(c)	7,276	7,275,398
1.60%, 07/01/04(b)(c)	8,272	8,269,874
Societe Generale 1.575%, 07/01/04(b)(c)	4,808	4,806,941
Swedbank 1.198%, 07/15/04(b)(c)	8,043	8,041,311
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	6,610	6,607,957
1.30%, 07/29/04(b)(c)	11,132	11,129,405

		66,996,591

Time Deposit — 0.3%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	5,916	5,915,565

	Shares
Non-Registered Investment Company — 1.1%
BlackRock Institutional Money Market Trust(b)(j)	22,209,863	22,209,863

Registered Investment Companies — 4.7%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	44,797,914	44,797,914
BlackRock Provident Institutional Funds TempFund Portfolio(j)	44,797,914	44,797,914

		89,595,828

Total Short-Term Investments
(Cost $227,836,980)		227,836,980

Total Investments — 107.4%
(Cost $1,893,271,658; Note 5)		2,094,912,479
Liabilities in Excess of Other Assets — (7.4%)		(144,806,714)

Net Assets — 100.0%		$1,950,105,765

AST Alliance Growth and Income Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviation is used throughout the Schedule of Investments:

ADR	American Depositary Receipt

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $135,874,031; cash collateral of $138,241,152 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(j)	Security available to institutional investors only.

See Notes to Financial Statements.

AST DeAM Global Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 98.7%
Registered Investment Companies
AST Alliance Growth Portfolio*	6,618,099	$56,518,565
AST DeAM International Equity Portfolio	2,444,662	28,040,272
AST DeAM Large-Cap Value Portfolio	5,544,909	56,946,220
AST DeAM Small-Cap Growth Portfolio*	604,214	4,706,825
AST DeAM Small-Cap Value Portfolio	431,226	4,864,232
AST PIMCO Total Return Bond Portfolio	7,803,545	89,740,764

(Cost $233,919,125)		240,816,878

Total Investments — 98.7%
(Cost $233,919,125; Note 5)		240,816,878
Other Assets in Excess of Liabilities — 1.3%		3,280,111

Net Assets — 100.0%		$244,096,989

The following annotation is used throughout the Schedule of Investments:

*	Non-income producing security.

See Notes to Financial Statements.

AST American Century Strategic Balanced Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 99.9%
COMMON STOCK — 61.7%
Aerospace — 0.2%
Boeing Co.	7,058	$360,593

Airlines — 0.1%
Southwest Airlines Co.	12,430	208,451

Automobile Manufacturers — 1.2%
Ford Motor Co.(a)	179,690	2,812,149

Beverages — 2.0%
Coca-Cola Enterprises, Inc.(a)	79,235	2,297,022
Coors, (Adolph) Co. (Class “B” Stock)(a)	30,899	2,235,234

		4,532,256

Building Materials — 0.5%
Sherwin-Williams Co. (The)	26,863	1,116,158

Business Services — 0.8%
Acxiom Corp.	13,236	328,650
Equifax, Inc.(a)	58,246	1,441,588

		1,770,238

Computer Hardware — 2.1%
Dell, Inc.*	5,484	196,437
Hewlett-Packard Co.	25,128	530,201
International Business Machines Corp.	45,096	3,975,212
Storage Technology Corp.*	1,882	54,578

		4,756,428

Computer Services & Software — 3.3%
Cisco Systems, Inc.*	72,555	1,719,554
Computer Sciences Corp.*	34,062	1,581,499
Microsoft Corp.	149,376	4,266,178

		7,567,231

Conglomerates — 1.4%
3M Co.	619	55,716
Cendant Corp.	55,096	1,348,750
Tyco International Ltd.(a)	52,599	1,743,131

		3,147,597

Construction — 1.0%
KB Home	8,883	609,640
NVR, Inc.*(a)	3,689	1,786,214

		2,395,854

Consumer Products & Services — 6.3%
Black & Decker Corp.	28,503	1,770,891
Energizer Holdings, Inc.*	10,992	494,640
Gillette Co.	59,642	2,528,821
Hasbro, Inc.	37,685	716,015
Johnson & Johnson	75,156	4,186,189

	Shares	Value (Note 2)

Kimberly-Clark Corp.	864	$56,920
Procter & Gamble Co.	24,279	1,321,749
Rent-A-Center, Inc.*	33,186	993,257
Reynolds, (R.J.) Tobacco Holdings, Inc.(a)	37,521	2,536,044

		14,604,526

Electronic Components & Equipment — 1.7%
Arrow Electronics, Inc.*	43,437	1,164,980
Avnet, Inc.*	18,551	421,108
Eastman Kodak Co.(a)	86,390	2,330,802

		3,916,890

Entertainment & Leisure — 2.8%
Disney, (Walt) Co.	115,246	2,937,620
Regal Entertainment Group (Class “A” Stock)	21,094	381,801
Time Warner, Inc.*	166,913	2,934,331
Viacom, Inc. (Class “B” Stock)	3,237	115,626

		6,369,378

Exchange Traded Funds — 1.7%
iShares GS $ InvesTop Corporate Bond	36,100	3,898,078

Farming & Agriculture — 0.7%
Monsanto Co.	41,261	1,588,549

Financial — Bank & Trust — 4.2%
Bank of America Corp.	45,951	3,888,374
National City Corp.	73,423	2,570,539
Wachovia Corp.	56,636	2,520,302
Wells Fargo & Co.	17,340	992,368

		9,971,583

Financial Services — 4.1%
American Express Co.(a)	12,590	646,874
Capital One Financial Corp.(a)	12,528	856,665
Citigroup, Inc.	29,460	1,369,890
Compucredit Corp.*	14,832	256,594
Countrywide Financial Corp.	36,339	2,552,815
Doral Financial Corp.	5,521	190,475
Edwards, (A.G.), Inc.	14,283	486,050
Fannie Mae(a)	12,893	920,044
Goldman Sachs Group, Inc.(a)	2,311	217,604
H&R Block, Inc.	3,923	187,049
Lehman Brothers Holdings, Inc.	929	69,907
MBNA Corp.	18,137	467,753
Merrill Lynch & Co., Inc.	683	36,868
Morgan Stanley Dean Witter & Co.	7,206	380,261
New Century Financial Corp.(a)	12,199	571,157
WFS Financial, Inc.*	3,600	178,236

		9,388,242

AST American Century Strategic Balanced Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Food — 1.6%
Corn Products International, Inc.	26,080	$1,214,024
Tyson Foods, Inc. (Class “A” Stock)(a)	120,284	2,519,950

		3,733,974

Healthcare Services — 0.1%
Humana, Inc.*	10,092	170,555

Insurance — 2.3%
ACE Ltd.	38,138	1,612,475
American International Group, Inc.	13,103	933,982
Berkley, (W.R.) Corp.	37,010	1,589,580
Hartford Financial Services Group, Inc. (The)	8,953	615,429
Nationwide Financial Services, Inc. (Class “A” Stock)	3,322	124,940
Odyssey Re Holdings Corp.(a)	2,116	50,784
St. Paul Cos., Inc.	8,036	325,779

		5,252,969

Internet Services — 0.6%
Checkfree Corp.*	946	28,380
EarthLink, Inc.*	74,944	775,671
United Online, Inc.*(a)	14,875	261,949
VeriSign, Inc.*(a)	17,966	357,523

		1,423,523

Machinery & Equipment — 0.2%
Stanley Works	8,569	390,575

Medical Supplies & Equipment — 2.2%
AmerisourceBergen Corp.	36,329	2,171,747
Amgen, Inc.*(a)	19,953	1,088,835
Becton, Dickinson & Co.	36,177	1,873,969

		5,134,551

Metals & Mining — 0.2%
Phelps Dodge Corp.	5,537	429,173

Office Equipment
Xerox Corp.*(a)	6,188	89,726

Oil & Gas — 4.1%
Baker Hughes, Inc.	442	16,641
ChevronTexaco Corp.	36,482	3,433,321
ConocoPhillips	8,214	626,646
Exxon Mobil Corp.	50,121	2,225,874
Schlumberger Ltd.	19,415	1,233,047
Sunoco, Inc.	22,284	1,417,708
Valero Energy Corp.	5,725	422,276

		9,375,513

Paper & Forest Products — 1.3%
Georgia-Pacific Corp.	23,818	880,790
Louisiana-Pacific Corp.	44,917	1,062,287

	Shares	Value (Note 2)

Plum Creek Timber Co., Inc.	6,140	$200,041
Potlatch Corp.	21,446	893,011

		3,036,129

Pharmaceuticals — 1.9%
Andrx Group*	3,338	93,230
Cardinal Health, Inc.	1,104	77,335
Merck & Co., Inc.	4,864	231,040
Perrigo Co.	22,918	434,754
Pfizer, Inc.	102,298	3,506,776

		4,343,135

Printing & Publishing — 0.3%
McGraw-Hill Cos., Inc.	9,367	717,231

Railroads — 0.1%
Burlington Northern Santa Fe Corp.	1,303	45,696
Union Pacific Corp.	3,579	212,772

		258,468

Restaurants — 1.0%
McDonald’s Corp.	90,939	2,364,414

Retail & Merchandising — 3.7%
7-Eleven, Inc.*	2,434	43,447
Barnes & Noble, Inc.*	24,770	841,685
Blockbuster, Inc. (Class “A” Stock)(a)	9,259	140,552
Claire’s Stores, Inc.	19,321	419,266
Federated Department Stores, Inc.	55,066	2,703,740
Gap, Inc.(a)	36,829	893,103
Home Depot, Inc.(a)	1,996	70,259
May Department Stores Co.	31,890	876,656
RadioShack Corp.	19,289	552,244
SUPERVALU, Inc.	66,202	2,026,443

		8,567,395

Semiconductors — 1.1%
Atmel Corp.*	14,325	84,804
Intel Corp.	80,189	2,213,216
Texas Instruments, Inc.(a)	5,904	142,759

		2,440,779

Telecommunications — 3.7%
ALLTEL Corp.	3,136	158,744
Aspect Communications Corp.*	9,972	141,602
AT&T Corp.	8,441	123,492
BellSouth Corp.	50,319	1,319,364
CenturyTel, Inc.	1,398	41,996
Motorola, Inc.	143,315	2,615,499
Nextel Communications, Inc. (Class “A” Stock)*	47,710	1,271,949
PanAmSat Corp.*	45,715	1,061,502
SBC Communications, Inc.	9,518	230,812
Sprint Corp.	18,581	327,026
Verizon Communications, Inc.	36,339	1,315,108

		8,607,094

AST American Century Strategic Balanced Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Transportation — 0.4%
FedEx Corp.	1,317	$107,586
United Parcel Service, Inc. (Class “B” Stock)	11,397	856,712

		964,298

Utilities — 2.8%
CenterPoint Energy, Inc.(a)	108,812	1,251,338
Edison International Co.	82,938	2,120,725
PG&E Corp.*	4,579	127,937
TXU Corp.(a)	73,595	2,981,333

		6,481,333

Total Common Stock
(Cost $127,359,216)		142,185,036

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 12.7%
Federal Home Loan Bank 1.875%, 06/15/06	$3,000	2,940,708
Federal Home Loan Mortgage Corp. 4.50%, 01/01/19	1,600	1,567,525
5.00%, 08/01/33	1,939	1,878,263
5.50%, 12/01/33	640	639,617
6.00%, 07/15/34	1,350	1,378,688
6.50%, 06/01/16	400	422,848
7.00%, 06/01/14 - 08/01/29	413	437,945

		6,324,886

Federal National Mortgage Assoc. 5.00%, 03/15/19 - 03/25/19 [TBA]	5,280	5,285,414
5.50%, 12/01/16 - 01/01/34	7,839	7,871,893
6.00%, 12/01/13 - 07/15/34	3,155	3,230,521
6.50%, 01/01/32 - 07/15/34	1,093	1,139,328
7.00%, 05/01/11 - 06/01/32	1,264	1,336,381
7.50%, 03/01/27 - 09/01/30	193	206,995

		19,070,532

Government National Mortgage Assoc. 6.00%, 04/15/28 - 05/15/28	164	168,439
6.50%, 03/15/28 - 04/15/28	109	114,818
7.00%, 12/15/27 - 05/15/31	350	373,121
7.50%, 05/15/30	76	81,693
8.00%, 03/15/27	11	11,754
8.75%, 01/15/27 - 04/15/27	23	25,805

		775,630

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $29,005,118)		29,111,756

		Principal Amount (000)	Value (Note 2)

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds 8.00%, 11/15/21		$1,650	$2,163,176
6.25%, 08/15/23		1,500	1,661,486
5.375%, 02/15/31(a)		705	711,252
U.S. Treasury Notes 2.00%, 08/31/05(a)		5,000	4,990,630
2.375%, 08/15/06(a)		2,230	2,211,620
3.125%, 05/15/07(a)		9,300	9,302,911
4.00%, 06/15/09(a)		850	857,538

Total U.S. Treasury Obligations
(Cost $22,045,611)			21,898,613

	Moody’s Rating
CORPORATE OBLIGATIONS — 9.0%
Automobile Manufacturers — 0.3%
General Motors Corp., Notes 7.20%, 01/15/11(a)	Baa1	575	603,264

Automotive Parts — 0.1%
Dana Corp., Notes 6.50%, 03/01/09	Ba3	150	156,750
Lear Corp., Gtd. Notes, Series B 8.11%, 05/15/09	Ba1	100	114,021

			270,771

Beverages — 0.1%
Miller Brewing Co., Notes 4.25%, 08/15/08 144A (cost $304,409; purchased 01/06/04)(g)	Baa1	300	298,815

Broadcasting — 0.3%
Liberty Media Corp., Sr. Notes 3.02%, 09/17/06 (c)	Baa3	450	458,451
News America Holdings Co., Gtd. Notes 7.75%, 01/20/24	Baa3	150	170,084

			628,535

Cable Television — 0.4%
Comcast Cable Communications Corp., Notes 8.375%, 05/01/07	Baa3	350	391,414
Comcast Corp., Gtd. Notes 5.50%, 03/15/11	Baa3	600	606,569

			997,983

Chemicals — 0.2%
Crompton Corp., Sr. Notes 8.50%, 03/15/05	Ba2	450	465,885

AST American Century Strategic Balanced Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Consumer Products & Services — 0.3%
Dial Corp. (The), Sr. Notes 7.00%, 08/15/06	Baa3	$400	$428,957
General Electric Co., Notes 5.00%, 02/01/13	Aaa	350	345,054

			774,011

Containers & Packaging — 0.1%
Ball Corp., Gtd. Notes 7.75%, 08/01/06	Ba3	250	267,500

Diversified Operations — 0.5%
Morgan Stanley Traded Custody Receipts Series 2002-2, Notes 7.282%, 03/01/32 144A (cost $1,128,338; purchased 03/15/02 - 08/28/02)(f)(g)	Baa1	1,071	1,198,433

Entertainment & Leisure — 0.4%
Disney, (Walt) Co., Notes 5.50%, 12/29/06	Baa1	400	418,424
Park Place Entertainment, Inc., Sr. Sub. Notes 7.875%, 12/15/05	Ba2	300	316,125
Royal Caribbean Cruises, Sr. Notes 6.875%, 12/01/13	Ba2	200	198,750

			933,299

Environmental Services — 0.2%
Waste Management, Inc., Notes 7.00%, 10/15/06	Baa3	400	430,028

Financial — Bank & Trust — 0.4%
Bank of America Corp., Sr. Notes 4.375%, 12/01/10	Aa2	600	585,601
U.S. Bancorp, Sr. Notes 2.75%, 03/30/06	Aa3	400	399,332

			984,933

Financial — Brokerage — 0.4%
Credit Suisse First Boston, Inc., Notes 1.83%, 06/19/06	Aa3	300	301,312
Goldman Sachs Group, Inc., Notes 5.25%, 10/15/13	Aa3	250	243,185
Merrill Lynch & Co., Inc., Notes 2.07%, 06/12/06	Aa3	350	346,481

			890,978

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Financial Services — 1.8%
American General Finance, Notes 4.50%, 11/15/07	A1		$300	$304,960
American International Group, Inc., Notes 4.25%, 05/15/13	AAA	(d)	300	278,345
Citigroup, Inc., Sub. Notes 7.25%, 10/01/10	Aa2		600	676,581
Diageo Capital PLC, Notes (United Kingdom) 3.375%, 03/20/08(l)	A2		350	343,061
Ford Motor Credit Co., Notes 7.375%, 10/28/09	A3		600	641,039
7.00%, 10/01/13	A3		250	252,792
Sr. Notes 5.80%, 01/12/09	A3		275	277,858
Freddie Mac 2.375%, 02/15/07	Aaa		500	487,551
General Electric Capital Corp., Sr. Notes 4.25%, 12/01/10	Aaa		230	223,915
Morgan Stanley, Notes 4.25%, 05/15/10	Aa3		150	147,383
Wells Fargo & Co., Sub. Notes 4.95%, 10/16/13	Aa2		300	290,805

				3,924,290

Insurance — 0.3%
Genworth Financial, Inc., Notes 5.75%, 06/15/14	A2		300	303,526
Monumental Global Funding II, Notes 3.85%, 03/03/08 144A (cost $350,000; purchased 02/05/03)(g)	Aa3		350	349,492

				653,018

Medical Supplies & Equipment — 0.3%
Beckman Coulter, Inc., Gtd. Notes 7.45%, 03/04/08	Baa3		400	443,344
Schering-Plough Corp., Notes 5.30%, 12/01/13	A3		150	147,575

				590,919

AST American Century Strategic Balanced Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Oil & Gas — 0.4%
Anadarko Petroleum Corp., Debs. 7.95%, 04/15/29	Baa1	$250	$299,034
Devon Energy Corp., Sr. Notes 2.75%, 08/01/06	Baa2	300	295,760
Kinder Morgan Energy Partners, L.P., Sr. Notes 5.00%, 12/15/13	Baa1	400	376,831

			971,625

Printing & Publishing — 0.1%
Quebecor World Cap Corp., Gtd. 6.125%, 11/15/13	Baa3	350	333,989

Railroads — 0.1%
Norfolk Southern Corp., Bonds 7.80%, 05/15/27	Baa1	250	290,574

Restaurants — 0.3%
Yum! Brands, Inc., Sr. Notes 8.875%, 04/15/11	Ba1	650	785,404

Retail & Merchandising — 0.4%
Delhaize America, Inc., Gtd. Notes 7.375%, 04/15/06	Ba1	300	317,633
Safeway, Inc., Notes 6.50%, 03/01/11	Baa2	350	371,347
Toys “R” Us, Inc., Notes 7.375%, 10/15/18	Baa3	150	139,313

			828,293

Telecommunications — 0.9%
Ameritech Capital Funding SBC, Gtd. (Luxembourg) 6.25%, 05/18/09(l)	A1	300	318,891
AT&T Broadband Corp., Gtd. Notes 8.375%, 03/15/13	Baa3	48	56,439
AT&T Corp., Notes 6.00%, 03/15/09	Baa2	5	4,767
AT&T Wireless Services, Inc., Sr. Notes 7.875%, 03/01/11	Baa2	300	342,723
British Telecom PLC, Notes (United Kingdom) 7.00%, 05/23/07(l)	Baa1	270	291,422
Deutsche Telekom International Finance, Gtd. Notes (Germany) 5.25%, 07/22/13(l)	Baa3	100	97,526
France Telecom SA, Notes (France) 8.75%, 03/01/11(l)	Baa3	100	116,033

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Sprint Capital Corp., Notes 8.375%, 03/15/12	Baa3		$500	$575,497
Verizon New England, Inc., Notes 4.75%, 10/01/13	Aa3		300	280,916

				2,084,214

Utilities — 0.7%
Dominion Resources, Inc., Notes 4.125%, 02/15/08	Baa1		300	299,800
Pacific Gas And Electric, First Mortgage Notes 6.05%, 03/01/34	Baa2		100	94,368
Progress Energy, Inc., Sr. Notes 7.10%, 03/01/11	Baa2		300	329,176
Tampa Electric Co., Notes 6.375%, 08/15/12	Baa1		300	311,167
Virginia Electric & Power Co., Notes 5.25%, 12/15/15	A3		300	290,419
Virginia Electric & Power Co., Sr. Notes 5.75%, 03/31/06	A3		250	260,984

				1,585,914

Total Corporate Obligations (Cost $20,696,123)				20,792,675

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Federal Home Loan Mortgage Corp. 4.875%, 03/15/07(a)			600	623,146
2.875%, 05/15/07(a)			2,700	2,660,937
Federal National Mortgage Assoc. 2.375%, 12/15/05			2,000	1,993,816
6.625%, 10/15/07			700	763,852
3.25%, 11/15/07(a)			1,400	1,381,348
5.75%, 02/15/08			700	746,523
3.25%, 08/15/08			300	292,251

Total U.S. Government Agency Obligations (Cost $8,508,104)				8,461,873

COLLATERALIZED MORTGAGE OBLIGATIONS —1.3%
Argent NIM Trust Series 2004-WN8 Class A 4.70%, 07/25/34	BBB+	(d)	100	99,920
Banc of America Commercial Mortgage, Inc. Series 2004-1 Class Xp [IO] 0.83%, 11/10/39	Aaa		5,881	197,133
Centex Home Equity Series 2004-C Class Af1 2.82%, 01/25/19	Aaa		550	548,539

AST American Century Strategic Balanced Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Commercial Mortgage Acceptance Corp. Series 1998-C2 Class X 1.22%, 09/15/30 [IO]	AAA	(d)	$7,687	$314,738
Federal National Mortgage Assoc. Series 2003-52 Cl-KF 1.50%, 07/25/17	Aaa		618	619,887
GMAC Commercial Mortgage Securities, Inc. Series 2002-C2 Class A1 4.321%, 10/15/38	Aaa		476	484,767
Master Alternative Loans Trust Series 2003-8 Class 4A1 7.00%, 12/25/33	Aaa		422	437,264
Morgan Stanley Capital I Series 1998-WF1 Class A1 6.25%, 03/15/30	NR		27	27,206
NationsLink Funding Corp. Series 1998-2 Class A1 6.00%, 08/20/30	Aaa		103	105,859
Sharps Series 2004-OP1N Class NA 5.19%, 04/25/34	BBB	(d)	140	140,304

Total Collateralized Mortgage Obligations (Cost $2,956,905)				2,975,617

ASSET-BACKED SECURITIES — 1.3%
ABSC NIMS Trust Series 2004-HE5 Class 5.00%, 07/25/34	BBB+	(d)	150	149,595
Ameriquest Finance NIM Trust Series 2003-N11 Class A 7.143%, 10/25/33	BB	(d)	42	42,350
Series 2004-RN4 Class A 4.60%, 07/25/34	BBB+	(d)	100	99,750
Ameriquest Finance NIM Trust Series 2004-RN5 Class A 5.193%, 06/25/34	BBB+	(d)	100	100,000
Argent NIM Trust Series 2004-WN2 Class A 4.55%, 04/25/34	BBB	(d)	64	63,999
Asset Backed Funding Corp. NIM Trust Series 2003-OPT1 Class N1 6.90%, 07/26/33	BBB	(d)	44	43,827
Bayview Financial Acquisition Trust Series 1998-B Class M1 2.70%, 06/25/36 144A (cost $144,397; purchased 06/13/03)(g)	Aa2		144	142,295

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Bayview Financial Acquisition Trust Series 2002-DA Class M1 2.15%, 08/25/32 144A (cost $145,421; purchased 09/19/03)(g)	Aa2		$145	$146,164
Chase Funding Mortgage Loan Asset-Backed Series 2001-1 Class 2M2 2.23%, 12/25/30	A2		109	109,849
CIT RV Trust Series 1998-A Class A4 6.09%, 02/15/12	Aaa		70	70,775
First Franklin NIM Trust Series 2004-FF1 Class N1 4.50%, 09/25/05	BBB	(d)	126	125,794
Ford Credit Auto Owner Trust Series 2002-A Class B 4.79%, 11/15/06	Aa1		350	358,038
Fremont NIM Trust Series 2004-B Class 4.703%, 05/25/34	BBB+	(d)	94	94,131
Household Mortgage Loan Trust Series 2002-HC1 Class M 1.75%, 05/20/32	Aa2		205	205,761
Trust Series 2003-HC2 Class M 1.70%, 06/20/33	Aa2		238	236,406
Long Beach Mortgage Loan Trust Series 2001-2 Class M2 2.25%, 07/25/31	A2		420	418,726
Master ABS NIM Trust Series 2004-CI3 Class N1 4.45%, 02/26/34	NR		42	42,069
Merrill Lynch Mortgage Investors, Inc. Series 2003-OP1N Class N1 7.25%, 07/25/34	B	(d)	55	55,674
Morgan Stanley ABS Capital I Series 2003-NC9N 7.60%, 07/25/33 144A (cost $25,879; purchased 10/29/03)(g)	A	(d)	26	26,056
Series 2004-NC2N 6.25%, 12/25/33 144A (cost $73.258; purchased 03/16/04)(g)	BBB+	(d)	73	73,044

AST American Century Strategic Balanced Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)
Residential Asset Mortgage Products, Inc. Series 2001-RS2 Class MII1 1.85%, 06/25/31	Aa2	$200	$201,231
Residential Asset Securities Corp. Series 2004-KS2 Class MI1 4.71%, 03/25/34	Aa2	110	106,385

Total Asset-Backed Securities (Cost $2,903,134)			2,911,919

MUNICIPAL BONDS — 0.4%
Illinois — 0.2%
Illinois State Taxable Pension 5.10%, 06/01/33	Aa3	600	532,356

New Jersey — 0.2%
New Jersery State Turnpike Authority 4.252%, 01/01/16	Aaa	400	371,112

Total Municipal Bonds (Cost $1,007,005)			903,468

SOVEREIGN ISSUE — 0.3%
Canada
Province of Ontario 3.50%, 09/17/07(a)(l) (Cost $697,328)	Aa2	700	696,853

Total Long-Term Investments (Cost $215,178,544)			229,937,810

SHORT-TERM INVESTMENTS — 24.9%
Certificates of Deposit — 1.9%
Banco Santander PR 1.125%, 07/01/04(b)(c)		973	972,881
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)		34	34,337
Credit Lyonnais Bank 1.075%, 09/30/04(b)		1,035	1,035,079
Fortis Bank 2.055%, 06/08/05(b)		171	170,962
Svenska Handelsbanken 1.39%, 10/27/04(b)		2,183	2,182,899

			4,396,158

	Principal Amount (000)	Value (Note 2)
Commercial Paper — 0.6%
Grampian Funding LLC 1.20%, 07/13/04(b)	$538	$537,020
Victory Receivables Corp. 1.23%, 07/19/04(b)	766	765,527

		1,302,547

Corporate Obligations — 4.1%
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	986	985,536
1.63%, 07/01/04(b)(c)	217	216,889
Morgan Stanley 1.23%, 07/01/04(b)(c)	258	258,224
Natexis Banque 1.547%, 07/01/04(b)(c)	2,152	2,151,349
1.60%, 07/01/04(b)(c)	4,264	4,263,037
Societe Generale 1.575%, 07/01/04(b)(c)	18	17,964
Swedbank 1.198%, 07/15/04(b)(c)	511	510,576
Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	1,096	1,095,415

		9,498,990

Time Deposit — 1.3%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	2,967	2,967,443

U.S. Government Agency Obligation – 5.0%
Federal Home Loan Bank 1.25%, 07/01/04(n)	11,400	11,400,000

	Shares
Non-Registered Investment Company — 12.0%
BlackRock Institutional Money Market Trust(b)(j)	27,617,475	27,617,476

Total Short-Term Investments
(Cost $57,182,614)		57,182,614

Total Investments — 124.8%
(Cost $272,361,158; Note 5)		287,120,424
Liabilities in Excess of Other Assets — (24.8%)		(57,143,540)

Net Assets — 100.0%		$229,976,884

The following abbreviations are used throughout the Schedule of Investments:

IO	Interest Only
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis.

AST American Century Strategic Balanced Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $44,707,384; cash collateral of $45,782,614 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(d)	Standard & Poor’s rating.
(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2004.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $2,171,702. The aggregate value, $2,234,299 represents 0.97% of net assets.
(j)	Security available to institutional investors only.
(l)	U.S. dollar denominated foreign bonds.
(n)	Rates shown are the effective yields at purchase date.

See Notes to Financial Statements.

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCK — 64.6%
Advertising — 0.2%
Aegis Group PLC (United Kingdom)	103,253	$168,055
Getty Images, Inc.*(a)	1,200	72,000
JC Decaux SA (France)*	10,035	214,758
Lamar Advertising Co.*(a)	1,100	47,685
WPP Group PLC [ADR] (United Kingdom)	2,800	143,444

		645,942

Aerospace — 0.9%
Boeing Co.	10,300	526,227
European Aeronautic Defence and Space Co. (France)	12,004	334,154
General Dynamics Corp.	2,900	287,970
Lockheed Martin Corp.	11,900	619,752
MTC Technologies, Inc.*	1,900	49,058
Northrop Grumman Corp.	3,600	193,320
Raytheon Co.	5,800	207,466
Rockwell Collins, Inc.	8,000	266,560
Triumph Group, Inc.*	1,400	44,702
United Technologies Corp.	8,400	768,432

		3,297,641

Airlines — 0.2%
AirTran Holdings, Inc.*	3,500	49,490
Frontier Airlines, Inc.*	9,200	100,096
Qantas Airways Ltd. (Australia)	32,969	80,841
SkyWest, Inc.	5,600	97,496
Southwest Airlines Co.	17,500	293,475

		621,398

Automobile Manufacturers — 1.0%
Fuji Heavy Industries Ltd. (Japan)	26,000	145,828
General Motors Corp.(a)	16,800	782,712
Honda Motor Co. Ltd. (Japan)	4,900	236,210
Mitsubishi Corp. (Japan)	30,000	291,436
Oshkosh Truck Corp.	3,400	194,854
PACCAR, Inc.	3,900	226,161
Porsche AG (Germany)	450	301,148
PSA Peugeot Citroen SA (France)	3,708	206,484
Renault SA (France)	3,666	279,211
Toyota Motor Corp. (Japan)	27,900	1,130,164

		3,794,208

Automotive Parts — 0.2%
Autoliv AB (Sweden)	9,100	379,924
Autoliv, Inc.	2,800	118,160
Koito Manufacturing Co. Ltd. (Japan)	20,000	147,001
O’ Reilly Automotive, Inc.*	3,400	153,680
TRW Automotive Holdings Corp.*	8,000	150,800

		949,565

	Shares	Value (Note 2)

Beverages — 1.5%
Allied Domecq PLC (United Kingdom)	31,004	$264,542
Anheuser-Busch Cos., Inc.	8,200	442,800
Coca-Cola Co.	43,000	2,170,641
Cott Corp. (Canada)*	11,300	366,120
Kirin Brewery Co. Ltd. (Japan)	28,000	276,882
Lion Nathan Ltd. (New Zealand)	46,393	216,839
PepsiCo, Inc.	31,400	1,691,832
Remy Cointreau SA (France)	3,963	129,459

		5,559,115

Broadcasting — 0.5%
Astro All Asia Networks PLC (Malaysia)*144A(cost $49,855; purchased 10/13/03)(g)	46,200	55,683
British Sky Broadcasting PLC (United Kingdom)	18,283	206,232
Clear Channel Communications, Inc.	12,300	454,484
Cox Radio, Inc. (Class “A” Stock)*	3,000	52,140
Emmis Communications Corp. (Class “A” Stock)*	1,600	33,568
Fox Entertainment Group, Inc. (Class “A” Stock)*	1,500	40,050
Gestevision Telecinco SA (Spain)*	1,900	28,364
Liberty Media Corp. (Class “A” Stock)*	24,924	224,067
Liberty Media International, Inc. (Class “A” Stock)*	1,246	46,227
Meredith Corp.	2,100	115,416
News Corp. Ltd. (Australia)	16,483	145,593
News Corp. Ltd. [ADR] (Australia)(a)	4,200	148,764
Radio One, Inc. (Class “D” Stock)*	3,900	62,439
Scripps (E.W.) Co. (Class “A” Stock)	1,000	105,000
Westwood One, Inc.*	1,600	38,080

		1,756,107

Building Materials — 0.6%
Aggregate Industries PLC (United Kingdom)	121,878	181,241
Boral Ltd. (Australia)	120,484	542,183
Bouygues SA (France)	9,047	302,913
Cemex SA de CV (Mexico)	68,551	397,053
Heidelberger Zement AG (Germany)	2,418	120,469
Lafarge SA (France)	1,399	124,763
Nobia AB (Sweden)	12,522	147,529
Pilkington PLC (United Kingdom)	113,525	200,731
RMC Group PLC (United Kingdom)	14,925	164,294
SCP Pool Corp.	4,075	183,375
Trex Co., Inc.*	2,100	79,275

		2,443,826

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Business Services — 0.6%
Advisory Board Co.*	1,900	$67,640
BearingPoint, Inc.*	4,700	41,689
Catalina Marketing Corp.*	1,700	31,093
ChoicePoint, Inc.*	4,966	226,748
Corporate Executive Board Co.(a)	3,100	179,149
Exult, Inc.*	6,600	35,508
Fair Isaac Corp.	3,797	126,744
First Data Corp.	9,100	405,131
Fiserv, Inc.*	4,400	171,116
Forrester Research, Inc.*	2,800	52,220
Indra Sistemas SA (Spain)	16,116	205,487
Iron Mountain, Inc.*(a)	2,750	132,715
Manpower, Inc.	5,000	253,850
Monster Worldwide, Inc.*(a)	3,200	82,304
Robert Half International, Inc.	3,700	110,149

		2,121,543

Cable Television — 0.2%
Cable & Wireless PLC (United Kingdom)*	43,045	101,286
Comcast Corp. (Class “A” Stock)*	4,521	126,724
Cox Communications, Inc. (Class “A” Stock)*	2,273	63,167
DIRECTV Group, Inc. (The)*	8,455	144,580
EchoStar Communications Corp. (Class “A” Stock)*	15,800	485,849

		921,606

Capital Goods
Saurer AG (Switzerland)*	1,904	97,374

Chemicals — 1.1%
Agrium, Inc. (Canada)	15,500	225,525
Arch Chemicals, Inc.	3,850	110,957
BASF AG (Germany)	7,504	401,617
Cabot Corp.	8,100	329,670
Degussa AG (Germany)	11,248	373,734
Dow Chemical Co.	18,500	752,949
DuPont, (E.I.) de Nemours & Co.	9,659	429,053
Great Lakes Chemical Corp.	1,300	35,178
IMC Global, Inc.(a)	6,700	89,780
Kaneka Corp. (Japan)	16,000	151,473
Millennium Chemicals, Inc.	12,600	218,232
Minerals Technologies, Inc.	2,400	139,200
Mitsubishi Gas Chemical Co., Inc. (Japan)	29,000	120,130
Potash Corp. of Saskatchewan, Inc. (Canada)	5,200	503,880
Symyx Technologies, Inc.*	5,300	127,836
Valspar Corp.	1,200	60,528
Yara International ASA (Norway)*	2,979	24,068

		4,093,810

	Shares	Value (Note 2)

Clothing & Apparel — 0.2%
Adidas-Salomon AG (Germany)	1,316	$157,117
Coach, Inc.*	4,100	185,278
Pacific Sunwear of California, Inc.*	2,700	52,839
World Co. Ltd. (Japan)	3,000	91,280
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	76,000	184,646

		671,160

Computer Hardware — 1.8%
Dell, Inc.*	72,800	2,607,695
Hewlett-Packard Co.	32,585	687,544
Insight Enterprises, Inc.*	4,800	85,248
International Business Machines Corp.	21,950	1,934,893
Itochu Techno-Science Corp. (Japan)	6,600	281,263
Lexmark International, Inc.*	5,000	482,650
Mercury Computer Systems, Inc.*	3,500	86,800
Research in Motion Ltd. (Canada)*(a)	5,500	376,420
Storage Technology Corp.*	5,700	165,300

		6,707,813

Computer Services & Software — 3.8%
Adobe Systems, Inc.(a)	4,000	186,000
Affiliated Computer Services, Inc. (Class “A” Stock)*	7,900	418,226
Automatic Data Processing, Inc.	16,200	678,456
Black Box Corp.	900	42,534
Borland Software Corp.*	2,800	23,772
Brocade Communications Systems, Inc.*	4,400	26,312
Cadence Design Systems, Inc.*	3,500	51,205
CDW Corp.	6,300	401,688
Ceridan Corp.*	2,900	65,250
Cisco Systems, Inc.*	113,800	2,697,060
Citrix Systems, Inc.*	2,600	52,936
Creative Technology Ltd. (Singapore)	8,150	85,643
DST Systems, Inc.*(a)	9,900	476,091
FactSet Research Systems, Inc.	1,900	89,813
Global Payments, Inc.	1,400	63,028
Henry, (Jack) & Associates, Inc.	3,400	68,340
Ingram Micro, Inc. (Class “A” Stock)*	6,800	98,396
Intuit, Inc.*	10,000	385,800
Logica PLC (United Kingdom)	26,186	86,904
Macrovision Corp.*	4,100	102,623
MatrixOne, Inc.*	22,600	156,166
Mercury Interactive Corp.*(a)	3,600	179,388
Microsoft Corp.	182,700	5,217,912
NEC Fielding Ltd. (Japan)	2,000	58,470
NEC Soft Ltd. (Japan)	3,900	108,656
NetIQ Corp.*	11,000	145,200
Oracle Corp.*	100,800	1,202,544
Red Hat, Inc.*	2,000	45,940

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

SAP AG (Germany)	3,001	$497,507
SERENA Software, Inc.*	4,000	76,360
Siebel Systems, Inc.*	5,800	61,944
SRA International, Inc. (Class “A” Stock)*	1,100	46,552
Symantec Corp.*	900	39,402
Tech Data Corp.*	1,600	62,608
TIBCO Software, Inc.*(a)	6,900	58,305
Trend Micro, Inc. (Japan)	3,000	133,071
Veritas Software Corp.*	8,000	221,600
Verity, Inc.*	9,700	131,047
Websense, Inc.*	1,900	70,737

		14,613,486

Conglomerates — 1.8%
Altria Group, Inc.	42,200	2,112,111
Cycle & Carriage Ltd. (Singapore)	8,379	31,133
DCC PLC (Ireland)	11,544	210,675
Guiness Peat Group PLC (New Zealand)	104,398	129,281
Honeywell International, Inc.	21,200	776,556
Hutchison Whampoa Ltd. (Hong Kong)	57,400	391,875
ITT Industries, Inc.	1,400	116,200
Jenoptik AG (Germany)	11,459	123,104
Mitsubishi Heavy Industries Ltd. (Japan)	67,000	181,753
Norsk Hydro ASA (Norway)	2,979	193,615
SembCorp Industries Ltd. (Singapore)	328,000	255,171
Sumitomo Corp. (Japan)	35,000	254,044
Teijin Ltd. (Japan)	71,000	265,481
Tyco International Ltd.(a)	51,200	1,696,768

		6,737,767

Construction — 0.3%
AMEC PLC (United Kingdom)	36,682	181,607
Balfour Beatty PLC (United Kingdom)	40,285	193,966
D.R. Horton, Inc.	3,771	107,096
Grupo Acciona SA (Spain)	4,222	262,486
Insituform Technologies, Inc. (Class “A” Stock)*	2,300	37,421
JGC Corp. (Japan)	15,000	144,343
NCC AB (Sweden)	20,598	192,774
Toll Brothers, Inc.*	3,200	135,424
WCI Communities, Inc.*	1,400	31,234

		1,286,351

Consumer Products & Services — 2.4%
Bausch & Lomb, Inc.	900	58,563
Clorox Co.	6,056	325,692
Colgate-Palmolive Co.	7,700	450,065
Dollar Thrifty Automotive Group, Inc.*	3,500	96,040
Engineered Support Systems, Inc.	800	46,808
Fortune Brands, Inc.	6,100	460,123

	Shares	Value (Note 2)

Gillette Co.	15,500	$657,200
Hasbro, Inc.	14,700	279,300
Johnson & Johnson	49,846	2,776,422
Kimberly-Clark Corp.	7,200	474,336
L’Oreal SA (France)	1,599	127,717
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	1,800	87,804
Newell Rubbermaid, Inc.	19,900	467,650
Procter & Gamble Co.	51,000	2,776,439
Rent-A-Center, Inc.*	1,150	34,420
SEB SA (France)	871	103,851
ServiceMaster Co.	3,600	44,352

		9,266,782

Containers & Packaging — 0.1%
Smurfit-Stone Container Corp.*(a)	2,900	57,855
Toyo Seikan Kaisha Ltd. (Japan)	10,000	171,745

		229,600

Diversified Manufacturing Operations — 1.8%
General Electric Co.	208,900	6,768,360

Electronic Components & Equipment — 1.0%
Advanced Energy Industries, Inc.*	4,500	70,740
Agere Systems, Inc. (Class “B” Stock)*	4,700	10,105
AVX Corp.	3,200	46,240
C & D Technologies, Inc.	2,500	44,575
Cable Design Techologies Corp.*	2,300	24,380
Digital Theater Systems, Inc.*	7,900	206,585
Fanuc Ltd. (Japan)	4,400	262,512
Gentex Corp.(a)	2,500	99,200
Hosiden Corp. (Japan)	9,000	110,361
Jabil Circuit, Inc.*	5,500	138,490
Kyocera Corp. (Japan)	1,600	135,783
Littelfuse, Inc.*	2,400	101,784
NEC Corp.	17,000	119,654
Neopost SA (France)	2,209	130,562
Pioneer Corp. (Japan)	11,100	286,872
Plexus Corp.*	8,400	113,400
Sagem SA (France)	2,076	231,612
Siemens AG (Germany)	9,859	709,021
Sony Corp. (Japan)	12,600	474,600
Sumitomo Electric Industries Ltd. (Japan)	15,000	153,004
TDK Corp. (Japan)	2,800	212,473

		3,681,953

Entertainment & Leisure — 1.3%
Brunswick Corp.	6,500	265,200
Caesars Entertainment, Inc.*	7,500	112,500
Carnival Corp.(a)	12,000	564,000
Disney, (Walt) Co.	4,092	104,305
Harley-Davidson, Inc.	5,000	309,700

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Heiwa Corp. (Japan)	5,000	$79,274
Hilton Group PLC (United Kingdom)	23,298	116,613
International Game Technology, Inc.	10,500	405,300
Mandalay Resort Group(a)	900	61,776
Multimedia Games, Inc.*	9,200	246,744
Station Casinos, Inc.(a)	3,300	159,720
Time Warner, Inc.*	74,300	1,306,194
Viacom, Inc. (Class “B” Stock)	30,000	1,071,600
Whitbread PLC (United Kingdom)	18,993	283,300
WMS Industries, Inc.*	1,500	44,700

		5,130,926

Environmental Services — 0.2%
Waste Connections, Inc.*	2,100	62,286
Waste Management, Inc.	17,559	538,183

		600,469

Equipment Services
TTM Technologies, Inc.*	6,500	77,025

Farming & Agriculture
Sunopta, Inc.*	4,100	35,014

Financial—Bank & Trust — 5.6%
ABN AMRO Holding NV (Netherlands)	16,232	355,081
Anglo Irish Bank Corp. (Ireland)	19,576	306,050
Australia & New Zealand Banking Group Ltd. (Australia)	39,739	506,032
Australia & New Zealand Banking Group Ltd. [ADR] (Australia)	2,500	160,000
Banca Intesa SpA (Italy)	69,588	271,772
Banco Santander Central Hispano SA (Spain)	39,691	411,914
Banco Santander Chile [ADR] (Chile)	17,878	477,343
Bank Austria Creditanstalt (Austria)	5,432	318,546
Bank of America Corp.	25,788	2,182,180
Bank of Yokohama Ltd. (Japan)*	55,000	343,766
Bank One Corp.	31,500	1,606,499
BankAtlantic Bancorp, Inc. (Class “A” Stock)	8,200	151,290
Barclays PLC (United Kingdom)	103,287	879,893
BNP Paribas SA (France)	9,818	603,823
Bradford & Bingley PLC (United Kingdom)	50,940	257,277
Comerica, Inc.	27,500	1,509,200
Commerce Bancshares, Inc.	2,680	123,133
Compass Bancshares, Inc.	3,800	163,400
Credito Italiano SpA (Italy)	54,436	268,892
DBS Groupo Holdings (Singapore)	17,236	144,096
Deutsche Bank AG (Germany)	4,476	351,685
Dexia (France)	10,638	176,021
East West Bancorp, Inc.	5,200	159,640
First Horizon National Corp.	2,400	109,128

	Shares	Value (Note 2)

HBOS PLC (United Kingdom)	34,021	$421,083
HSBC Holdings PLC (United Kingdom)	28,143	418,506
Jyske Bank SA (Denmark)*	3,290	188,215
Macquarie Bank Ltd. (Australia)	10,899	257,226
Mercantile Bankshares Corp.	3,500	163,870
National Austrailia Bank Ltd. (Australia)	28,434	591,046
National Commerce Financial Corp.	3,800	123,500
Nordea AB (Sweden)	75,152	541,222
Popular, Inc.	1,500	64,155
Royal Bank of Scotland (United Kingdom)	25,741	741,299
Skandianaviska Enskilda Banken (Sweden)	22,205	321,301
Southwest Bancorporation of Texas, Inc.	2,500	110,300
State Street Corp.	10,900	534,536
Sumitomo Mitsui Financial Group, Inc. (Japan)	55	377,033
Svenska Handlesbanken (Class “A” Stock) (Sweden)	19,454	389,961
TCF Financial Corp.	2,000	116,100
Texas Regional Bancshares, Inc. (Class “A” Stock)	3,715	170,556
The 77 Bank Ltd. (Japan)	25,000	170,462
U.S. Bancorp	74,100	2,042,195
UCBH Holdings, Inc.	5,200	205,504
Wachovia Corp.	20,000	890,000
Wells Fargo & Co.	16,100	921,403
Wilmington Trust Corp.	3,500	130,270

		21,726,404

Financial Services — 4.2%
Aiful Corp. (Japan)	2,400	250,525
Alliance & Leicester PLC (United Kingdom)	27,121	415,850
American Express Co.(a)	19,900	1,022,462
CIT Group, Inc.	2,000	76,580
Citigroup, Inc.	81,941	3,810,256
Credit Suisse Group (Switzerland)*	10,050	357,094
Doral Financial Corp.	2,425	83,663
E*TRADE Group, Inc.*	23,600	263,140
Eaton Vance Corp.	6,300	240,723
Fannie Mae	12,500	892,000
Federated Investors, Inc.	3,200	97,088
First Marblehead Corp.*	1,000	40,260
Franklin Resources, Inc.	5,600	280,448
Freddie Mac	17,600	1,114,080
Goldman Sachs Group, Inc.	8,600	809,776
Greenhill & Co., Inc.*	300	6,273
Grupo Financiero Banorte SA de C.V. (Mexico)	102,100	361,108

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Hypo Real Estate Holding AG (Germany)*	10,478	$307,355
IndyMac Bancorp, Inc.	2,300	72,680
ING Groep NV (Netherlands)	13,509	318,853
Investors Financial Services Corp.(a)	12,800	557,824
J.P. Morgan Chase & Co.	34,388	1,333,222
Legg Mason, Inc.	1,700	154,717
Lehman Brothers Holdings, Inc.	6,000	451,500
Mellon Financial Corp.	4,800	140,784
Merrill Lynch & Co., Inc.	16,800	906,864
Mitsubishi Tokyo Financial Group, Inc. (Japan)	23	212,895
Moneygram International, Inc.*	4,000	82,400
Moody’s Corp.(a)	2,500	161,650
Morgan Stanley Dean Witter & Co.	19,600	1,034,292
Nomura Securities Co. Ltd. (Japan)	13,000	192,412
SLM Corp.(a)	8,700	351,915
Waddell & Reed Financial, Inc. (Class “A” Stock)	3,300	72,963

		16,473,652

Financial-Brokerage — 0.2%
Ameritrade Holding Corp.*	58,200	660,570

Food — 1.2%
Associated British Foods PLC (United Kingdom)	19,807	227,194
Campbell Soup Co.(a)	12,500	336,000
Compass Group PLC (United Kingdom)	13,653	83,316
CSM NV (Netherlands)	6,268	148,172
Dean Foods Co.*	1,850	69,024
General Mills, Inc.(a)	9,400	446,782
Heinz, (H.J.) Co.	3,550	139,160
Hershey Foods Corp.	4,000	185,080
Kellogg Co.	6,200	259,470
Koninklijke Wessanen NV (Netherland)	14,156	203,574
Kraft Foods, Inc. (Class “A” Stock)	3,300	104,544
Nestle SA (Switzerland)	2,703	720,859
Performance Food Group Co.*	1,300	34,502
Sainsbury (J.) PLC (United Kingdom)	39,200	202,426
SYSCO Corp.	13,200	473,484
Tesco PLC (United Kingdom)	56,295	271,817
Tootsie Roll Industries, Inc.	2,016	65,520
Unilever PLC (United Kingdom)	55,064	540,235
United Natural Foods, Inc.*	1,400	40,474
Yamazaki Baking Co. Ltd. (Japan)	7,000	68,771

		4,620,404

Furniture
Mohawk Industries, Inc.*	500	36,665

Healthcare Services — 0.8%
Caremark Rx, Inc.*	8,300	273,402
Community Health Systems, Inc.*	2,800	74,956

	Shares	Value (Note 2)

Coventry Health Care, Inc.*(a)	2,150	$105,135
DaVita, Inc.*	3,450	106,364
HCA, Inc.(a)	9,500	395,105
Laboratory Corp. of America Holdings*	10,600	420,820
LifePoint Hospitals, Inc.*	1,500	55,830
Medco Health Solutions, Inc.*	2,484	93,150
Omnicare, Inc.	3,600	154,116
Stericycle, Inc.*(a)	500	25,870
Symbion, Inc.*	1,200	20,952
Triad Hospitals, Inc.*	1,378	51,303
United Surgical Partners International, Inc.*	2,800	110,516
UnitedHealth Group, Inc.	16,800	1,045,799

		2,933,318

Hotels & Motels
Fairmont Hotels & Resorts, Inc.	2,600	70,070

Industrial
Glory Ltd. (Japan)	6,000	88,860

Industrial Products — 0.7%
Actuant Corp.*	3,800	148,162
Draka Holdings (Netherlands)	3,654	69,130
Harsco Corp.	1,600	75,200
Illinois Tool Works, Inc.	7,800	747,942
Maverick Tube Corp.*	3,800	99,788
Nucor Corp.(a)	18,600	1,427,736
Roper Industries, Inc.	3,000	170,700

		2,738,658

Insurance — 3.3%
Allianz AG (Germany)	3,122	338,170
American International Group, Inc.	42,330	3,017,282
Anthem, Inc.*	3,700	331,372
Assurant, Inc.	5,100	134,538
Aviva PLC (United Kingdom)	20,661	213,197
CNP Assurances (France)	6,171	358,054
Conseco, Inc.*	10,600	210,940
Gallagher, (Arthur J.) & Co.	1,500	45,675
Genworth Financial, Inc.*	17,300	397,035
Hannover Rueckversicherungs AG (Germany)	3,844	128,285
Hartford Financial Services Group, Inc. (The)	6,600	453,684
Insurance Australia Group Ltd. (Australia)	47,222	164,475
Markel Corp.*	200	55,500
Marsh & McLennan Cos., Inc.	9,500	431,110
Mercury General Corp.	900	44,685
MGIC Investment Corp.(a)	3,800	288,268
Mitsui Marine & Fire (Japan)	25,000	234,844
Nipponkoa Insurance Co. Ltd. (Japan)	21,000	134,720
PMI Group, Inc. (The)(a)	3,200	139,264

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Principal Financial Group, Inc.	9,800	$340,844
Protective Life Corp.	1,900	73,473
QBE Insurance Group Ltd. (Australia)	38,083	339,567
Radian Group, Inc.	8,300	397,570
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	116,919	174,927
Safeco Corp.	28,200	1,240,800
St. Paul Cos., Inc.(a)	48,499	1,966,149
StanCorp Financial Group, Inc.	1,500	100,500
Triad Guaranty, Inc.*	3,400	197,880
Unipol SpA (Italy)	64,205	246,062
UnumProvident Corp.(a)	12,600	200,340
WellChoice, Inc.*	1,600	66,240
XL Capital Ltd. (Class “A” Stock)	2,300	173,558

		12,639,008

Internet Services — 0.9%
Digital Insight Corp.*	3,800	78,774
EarthLink, Inc.*	9,900	102,465
eBay, Inc.*	10,700	983,865
F5 Networks, Inc.*(a)	2,700	71,496
InterActiveCorp.*(a)	22,600	681,164
Juniper Networks, Inc.*(a)	6,400	157,248
Networks Associates, Inc.*(a)	15,800	286,454
VeriSign, Inc.*	3,200	63,680
Yahoo!, Inc.*(a)	32,800	1,191,624

		3,616,770

Machinery & Equipment — 0.4%
Cooper Cameron Corp.*	1,100	53,570
Danaher Corp.(a)	9,800	508,130
Deere & Co.	4,400	308,616
Grant Prideco, Inc.*	9,400	173,524
Nordson Corp.	2,100	91,077
Noritsu Koki Co. Ltd. (Japan)	4,000	97,145
Pall Corp.(a)	8,900	233,091
Stanley Works	1,200	54,696

		1,519,849

Medical Supplies & Equipment — 1.9%
Abbott Laboratories	16,900	688,844
AmerisourceBergen Corp.	1,600	95,648
Amgen, Inc.*	23,400	1,276,938
Apogent Technologies, Inc.*	3,500	112,000
Bard, (C.R.), Inc.	3,400	192,610
Baxter International, Inc.	8,200	282,982
Becton, Dickinson & Co.	4,000	207,200
Biomet, Inc.	2,900	128,876
Boston Scientific Corp.*	15,700	671,960
Charles River Laboratories International, Inc.*(a)	1,000	48,870
Computer Programs and Systems, Inc.	7,000	142,660
Cytyc Corp.*	7,100	180,127

	Shares	Value (Note 2)

DENTSPLY International, Inc.	2,350	$122,435
Digene Corp.*	900	32,877
Edwards Lifesciences Corp.*	1,300	45,305
Elekta AB (Sweden)*	5,863	129,589
Genzyme Corp.*	3,400	160,922
Guidant Corp.	5,600	312,928
Inamed Corp.*	500	31,425
Invitrogen Corp.*(a)	1,462	105,249
Medtronic, Inc.	19,500	950,040
Patterson Dental Co.*(a)	900	68,841
Shimadzu Corp. (Japan)	42,000	214,783
St. Jude Medical, Inc.*	4,200	317,730
STERIS Corp.*(a)	4,700	106,032
Stryker Corp.	6,500	357,500
Techne Corp.*(a)	1,700	73,865
Thoratec Corp.*	1,500	16,095
Zimmer Holdings, Inc.*	4,000	352,800

		7,427,131

Metals & Mining — 0.8%
Alcoa, Inc.	15,200	502,056
Anglo American PLC (United Kingdom)	9,834	201,167
BHP Steel Ltd. (Australia)	109,702	515,062
Broken Hill Proprietary Co. Ltd. (Australia)	16,800	146,638
International Steel Group, Inc.*	5,500	163,625
Newmont Mining Corp.(a)	14,800	573,648
Nippon Steel Corp. (Japan)	107,000	224,561
SSAB Svenskt Stal AB Series A (Sweden)	13,586	229,050
Steel Dynamics, Inc.*	7,100	203,273
Voestalpine AG (Austria)	3,319	163,541

		2,922,621

Office Equipment — 0.2%
Canon, Inc. (Japan)	8,000	421,574
Herman Miller, Inc.	4,500	130,230
Pitney Bowes, Inc.	3,800	168,150

		719,954

Oil & Gas — 4.6%
Amerada Hess Corp.(a)	900	71,271
Anadarko Petroleum Corp.	4,006	234,752
Australia Gas & Light (Australia)	26,153	220,987
Baker Hughes, Inc.	9,300	350,145
BJ Services Co.*	1,800	82,512
BP PLC [ADR] (United Kingdom)(a)	16,600	889,262
British Petroleum Co. PLC (United Kingdom)	34,736	306,779
Centrica PLC (United Kingdom)	96,020	390,927
ChevronTexaco Corp.	19,461	1,831,475
ConocoPhillips	11,600	884,964

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Devon Energy Corp.	1,700	$112,200
Eni SpA [ADR] (Italy)(a)	3,100	311,054
Ente Nazionale Idrocarburi SpA (Italy)	21,018	417,327
EOG Resources, Inc.	3,800	226,898
Exxon Mobil Corp.	110,166	4,892,473
FMC Technologies, Inc.*	11,259	324,259
Grey Wolf, Inc.*	21,200	89,888
Helmerich & Payne, Inc.	1,400	36,568
Murphy Oil Corp.	6,100	449,570
Nabors Industries Ltd.*	1,500	67,830
National Fuel Gas Co.	3,200	80,000
Newfield Exploration Co.*	2,400	133,776
Occidental Petroleum Corp.	2,300	111,343
OMV AG (Austria)	198	38,546
Patterson-UTI Energy, Inc.	3,300	110,253
Petroleo Brasileiro SA [ADR] (Brazil)	21,400	539,280
Pioneer Natural Resources Co.	4,400	154,352
Schlumberger Ltd.	14,900	946,299
Shell Transport & Trading Co. [ADR] (United Kingdom)	14,100	630,270
Shell Transport & Trading Co. PLC (United Kingdom)	30,650	224,836
Smedvig ASA (Class “A” Stock) (Norway)	4,672	51,394
Statoil ASA (Sweden)	35,546	451,280
Toho Gas Co., Ltd. (Japan)	38,000	128,855
Tonen General Sekiyu K.K. (Japan)	10,000	85,689
Total SA [ADR] (France)	4,300	413,144
TotalFinaElf SA (France)	4,599	876,794
Transocean, Inc.*	12,139	351,303
Valero Energy Corp.	1,400	103,264
WGL Holdings, Inc.	2,800	80,416
Williams Cos., Inc.	3,100	36,890
Woodside Petroleum Ltd. (Australia)	14,327	166,370

		17,905,495

Paper & Forest Products — 0.3%
Bowater, Inc.	3,500	145,565
International Paper Co.	9,500	424,650
MeadWestvaco Corp.	7,900	232,181
Potlatch Corp.	5,800	241,512
Weyerhaeuser Co.	3,500	220,920

		1,264,828

Personal Services — 0.2%
Apollo Group, Inc. (Class “A” Stock)*	3,200	282,528
Career Education Corp.*(a)	1,500	68,340
Corinthian Colleges, Inc.*	2,300	56,902
DeVry, Inc.*	2,300	63,066
Education Management Corp.*	3,400	111,724
University of Phoenix Online*	2,233	195,588

		778,148

	Shares	Value (Note 2)

Pharmaceuticals — 4.3%
Abgenix, Inc.*	3,500	$41,020
Accredo Health, Inc.*	4,200	163,590
Alkermes, Inc.*(a)	3,800	51,680
Alliance Unichem PLC (United Kingdom)	21,129	250,021
AstraZeneca PLC [ADR] (United Kingdom)	8,200	374,248
Aventis SA (France)	4,009	302,652
Barr Laboratories, Inc.*	600	20,220
Biogen Idec, Inc.*(a)	5,400	341,550
Cardinal Health, Inc.	8,450	591,923
Celgene Corp.*(a)	1,900	108,794
Cephalon, Inc.*(a)	3,628	195,912
CSL Ltd. (Australia)	4,441	68,987
Eisai Co. Ltd. (Japan)	5,700	164,029
Eon Labs, Inc.*	1,800	73,674
Forest Laboratories, Inc.*	11,100	628,593
Galen Holdings PLC (United Kingdom)	16,447	207,295
Gehe AG (Germany)	3,826	228,555
Genentech, Inc.*	7,600	427,120
Gilead Sciences, Inc.*(a)	4,100	274,700
GlaxoSmithKline PLC (United Kingdom)	20,837	421,713
GlaxoSmithKline PLC [ADR] (United Kingdom)	8,000	331,680
Hisamitsu Pharmaceutical Co. (Japan)	7,000	129,588
Hospira, Inc.*	1,690	46,644
Human Genome Sciences, Inc.*	3,800	44,194
ICOS Corp.*	1,700	50,728
Kobayashi Pharmaceutical Co. Ltd. (Japan)	4,000	115,474
Lilly, (Eli) & Co.	18,700	1,307,317
Medicis Pharmaceutical Corp. (Class “A” Stock)(a)	2,800	111,860
MedImmune, Inc.*	7,500	175,500
Merck & Co., Inc.	33,800	1,605,500
Neurocrine Biosciences, Inc.*	2,000	103,700
Novartis AG (Switzerland)	21,564	951,302
Noven Pharmaceuticals, Inc.*	4,800	105,696
Novo Nordisk AS (Class “B” Stock) (Denmark)	2,266	116,652
Pfizer, Inc.	125,685	4,308,483
Sanofi-Synthelabo SA (France)	7,052	447,008
Schering-Plough Corp.	9,800	181,104
Suzuken Co. Ltd. (Japan)	2,500	77,670
Takeda Chemical Industries Ltd. (Japan)	5,700	250,222
Taro Pharmaceuticals Industries Ltd.*	1,000	43,500
Watson Pharmaceuticals, Inc.*	3,500	94,150
Wyeth	22,900	828,064

		16,362,312

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Printing & Publishing — 0.4%
Gannett Co., Inc.	6,000	$509,100
McGraw-Hill Cos., Inc.	2,900	222,053
New York Times Co. (Class “A” Stock)	4,700	210,137
Scholastic Corp.*	4,700	140,765
Singapore Press Holdings Ltd. (Singapore)	35,000	84,531
Washington Post Co. (Class “B” Stock)	200	186,002

		1,352,588

Railroads — 0.1%
Burlington Northern Santa Fe Corp.	9,200	322,644
CSX Corp.	6,500	213,005

		535,649

Real Estate — 1.0%
Archstone-Smith Trust [REIT]	2,800	82,124
Arden Realty, Inc. [REIT]	3,500	102,935
Boston Properties, Inc. [REIT]	2,300	115,184
Camden Property Trust [REIT]	3,000	137,400
Catellus Development Corp.	2,078	51,223
China Overseas Land & Investment Ltd. (Hong Kong)	644,000	111,464
Corio NV (Netherlands)	3,741	159,302
Duke-Weeks Realty Corp. [REIT]	11,500	365,815
EastGroup Properties, Inc. [REIT]	2,000	67,340
General Property Trust (Australia)	127,155	309,132
Goldcrest Co. Ltd. (Japan)	3,550	244,334
LaSalle Hotel Properties [REIT]	4,500	109,800
Levitt Corp. (Class “A” Stock)*	2,075	53,452
Mills Corp. (The) [REIT]	2,100	98,070
Persimmon PLC (United Kingdom)	16,568	189,891
Reckson Associates Realty Corp. [REIT]	2,400	65,904
Redwood Trust, Inc. [REIT](a)	1,300	72,384
Regency Centers Corp. [REIT]	3,200	137,280
Rouse Co. [REIT]	2,700	128,250
Simon Property Group, Inc. [REIT]	2,700	138,834
SL Green Realty Corp. [REIT]	1,500	70,200
Sun Hung Kai Properties Ltd. (Hong Kong)	29,000	237,955
United Dominion Realty Trust [REIT]	9,600	189,888
Vornado Realty Trust [REIT]	2,500	142,775
Weingarten Realty, Inc. [REIT]	2,000	62,560
Westfield Trust (Australia)	80,347	246,827
Wheelock and Co. Ltd. (Hong Kong)	69,000	83,156

		3,773,479

Restaurants — 0.5%
CEC Entertainment, Inc.*	2,650	78,202
Cheesecake Factory, Inc. (The)*(a)	900	35,811
McDonald’s Corp.	19,200	499,199
Mitchells & Butlers PLC (United Kingdom)	27,963	141,230

	Shares	Value (Note 2)

P.F. Chang’s China Bistro, Inc.*	1,000	$41,150
Panera Bread Co. (Class “A” Stock)*(a)	7,000	251,160
RARE Hospitality International, Inc.*	7,900	196,710
Ruby Tuesday, Inc.	2,300	63,135
Sonic Corp.*	2,250	51,188
Starbucks Corp.*(a)	6,400	278,272
Yum! Brands, Inc.	4,700	174,934

		1,810,991

Retail & Merchandising — 3.4%
A.C. Moore Arts & Crafts, Inc.*	4,100	112,791
Abercrombie & Fitch Co.(a)	9,600	372,000
Best Buy Co., Inc.	6,350	322,199
Carrefour SA (France)	3,020	146,530
Casino Guichard-Perrachon SA (France)	4,429	399,560
Charles Voegele Holding AG (Switzerland)	2,184	90,680
Chico’s FAS, Inc.*(a)	800	36,128
Christopher & Banks Corp.	9,375	166,031
Coles Myer Ltd. (Australia)	27,467	164,357
Compagnie Financiere Richemont AG (Switzerland)	5,773	150,732
Cost Plus, Inc.*	2,400	77,880
CVS Corp.	7,800	327,756
Dixons Group PLC (United Kingdom)	62,090	186,072
Dollar Tree Stores, Inc.*	9,100	249,613
Espirit Holdings Ltd. (Hong Kong)	27,500	123,048
Family Dollar Stores, Inc.	13,300	404,586
Home Depot, Inc.	35,400	1,246,080
Hot Topic, Inc.*	1,100	22,539
Kesa Electricals PLC (United Kingdom)	5,697	29,884
Kohl’s Corp.*	5,100	215,628
Lowe’s Cos., Inc.	13,100	688,405
Metro AG (Germany)	6,742	319,575
PETsMART, Inc.(a)	4,500	146,025
Pier 1 Imports, Inc.	5,300	93,757
Ross Stores, Inc.	17,800	476,328
Staples, Inc.	7,600	222,756
Target Corp.	27,400	1,163,678
TJX Cos., Inc.	18,600	449,004
Wal-Mart de Mexico SA (Class “V” Stock) (Mexico)	123,300	365,634
Wal-Mart Stores, Inc.	61,100	3,223,637
Walgreen Co.(a)	23,000	832,830
Whole Foods Market, Inc.(a)	1,000	95,450
Williams-Sonoma, Inc.*	2,600	85,696
York-Benimaru Co. Ltd. (Japan)	4,600	136,590

		13,143,459

Semiconductors — 1.8%
Analog Devices, Inc.	9,200	433,136
Applied Materials, Inc.*	14,600	286,452

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

ATMI, Inc.*	1,900	$51,889
Cymer, Inc.*	2,400	89,856
Emulex Corp.*	10,000	143,100
Intel Corp.	107,200	2,958,720
Intersil Corp. (Class “A” Stock)(a)	5,600	121,296
KLA-Tencor Corp.*	2,700	133,326
Linear Technology Corp.	7,500	296,025
Maxim Integrated Products, Inc.(a)	9,500	497,990
Microchip Technology, Inc.	2,300	72,542
Mykrolis Corp.*	3,400	59,228
Novellus Systems, Inc.*	8,500	267,240
Omnivision Technologies, Inc.*(a)	2,700	43,065
QLogic Corp.*	11,100	295,149
Rohm Co. Ltd. (Japan)	600	71,814
Semiconductor Manufacturing International Corp. [ADR] (China)*	6,600	70,818
Semtech Corp.*	5,100	120,054
Tessera Technologies, Inc.*	3,000	54,060
Texas Instruments, Inc.	16,300	394,134
Varian Semiconductor Equipment Associates, Inc.*	600	23,136
Xilinx, Inc.	12,800	426,368
Zoran Corp.*	4,612	84,630

		6,994,028

Telecommunications — 3.7%
Advanced Fibre Communications, Inc.*	1,600	32,320
Aeroflex, Inc.*	3,800	54,454
America Movil SA de CV (Class “L” Stock) [ADR] (Mexico)	11,300	410,981
Andrew Corp.*(a)	2,700	54,027
Avaya, Inc.*	4,500	71,055
Centillium Commuications, Inc.*	9,800	37,534
China Unicom Ltd. (Hong Kong)	106,000	83,579
Comverse Technology, Inc.*(a)	4,700	93,718
Corning, Inc.*(a)	31,900	416,614
Crown Castle International Corp.*(a)	22,800	336,300
Debitel AG (Germany)*	4,668	67,130
Inter-Tel, Inc.	800	19,976
JDS Uniphase Corp.*	12,300	46,617
KDDI Corp. (Japan)	84	480,374
Lucent Technologies, Inc.*(a)	33,000	124,740
MM02 PLC (United Kingdom)*	286,440	481,798
Motorola, Inc.	35,200	642,400
Netcom AB (Class “B” Stock) (Sweden)	5,841	255,880
Nextel Communications, Inc. (Class “A” Stock)*	37,100	989,086
Nextel Partners, Inc. (Class “A” Stock)*(a)	5,600	89,152
NII Holdings, Inc. (Class “B” Stock)*(a)	6,400	215,616

	Shares	Value (Note 2)

Nokia Corp. (Class “A” Stock) [ADR] (Finland)	14,400	$209,376
Nokia OYJ (Finland)	11,968	172,692
Nortel Networks Corp. (Canada)*	17,400	86,826
NTL, Inc.*	4,900	282,338
Plantronics, Inc.*	2,800	117,880
Polycom, Inc.*	6,600	147,906
Powerwave Technologies, Inc.*	4,200	32,340
Qualcomm, Inc.	13,800	1,007,123
Qwest Communications International,	29,000	104,110
Rogers Wireless Communications, Inc. (Class “B” Stock)*	9,600	259,680
SBC Communications, Inc.	14,400	349,200
SK Telecom Co. Ltd. [ADR] (South Korea)(a)	5,910	124,051
Smartone Telecommunications (Hong Kong)	73,000	80,021
SpectraSite, Inc.*(a)	4,200	181,524
Sprint Corp.	52,100	916,960
Tele Danmark AS (Denmark)	6,182	200,864
Tele Norte Leste Participacoes SA [ADR] (Brazil)	19,800	252,054
Telecom Italia Mobile SpA (Italy)	84,195	477,351
Telecom Italia SpA (Italy)	99,822	310,300
Telefonos de Mexico SA (Class “L” Stock) [ADR] (Mexico)	7,900	262,833
Telenor ASA (Norway)	45,699	317,780
Telephone & Data Systems, Inc.	800	56,960
Thomson Multimedia (France)	18,917	373,079
Total Access Communication Public Co. (Thailand)*	28,000	72,520
Uniden Corp. (Japan)	4,000	86,698
Verizon Communications, Inc.	43,384	1,570,066
Vodafone Group PLC [ADR] (United Kingdom)(a)	32,400	716,040
Western Wireless Corp. (Class “A” Stock)*(a)	11,400	329,574

		14,101,497

Transportation — 0.7%
Arriva PLC (United Kingdom)	31,008	231,680
Covenant Transportation, Inc.*	3,400	58,106
Expeditors International of Washington, Inc.(a)	2,300	113,643
Nippon Express Co. Ltd. (Japan)	25,000	146,634
Nippon Yusen Kabushiki (Japan)	63,000	290,418
United Parcel Service, Inc. (Class “B” Stock)	23,200	1,743,945
UTI Worldwide, Inc.	2,800	147,532

		2,731,958

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Utilities — 1.7%
Alliant Energy Corp.	3,500	$91,280
American Electric Power Co., Inc.(a)	2,600	83,200
Constellation Energy Group, Inc.	3,600	136,440
Duke Energy Corp.(a)	25,700	521,453
Dynegy, Inc.*	20,800	88,608
E.ON AG (Germany)	10,616	765,916
Edison International Co.	9,100	232,687
El Paso Electric Co.*	10,200	157,488
Energy East Corp.	4,800	116,400
Entergy Corp.	3,300	184,833
Exelon Corp.	11,200	372,848
FirstEnergy Corp.	17,400	650,935
Great Plains Energy, Inc.	3,800	112,860
Hong Kong Electric Holdings Ltd. (Hong Kong)	27,500	113,881
Iberdrola SA (Spain)	16,200	341,963
NiSource, Inc.	9,100	187,642
OGE Energy Corp.	4,300	109,521
PG&E Corp.*(a)	10,500	293,370
Pinnacle West Capital Corp.	5,200	210,028
PPL Corp.	6,900	316,710
RWE AG (Germany)	3,768	177,184
Southern Co. (The)(a)	9,300	271,095
Teco Energy, Inc.	4,300	51,557
Tohoku Electric Power Co., Inc. (Japan)	15,200	256,038
Tokyo Electric Power Co. (Japan)	7,000	158,777
TXU Corp.(a)	12,000	486,120
United Utilities PLC (United Kingdom)	20,815	195,723

		6,684,557

Total Common Stock
(Cost $209,495,543)		247,741,764

PREFERRED STOCK — 0.2%
Broadcasting — 0.2%
News Corp. Ltd., 0.72% [ADR] (Australia)	17,412	572,507

Chemicals
Hercules Trust II 6.5%*[CVT]	100	76,000

Clothing & Apparel
Anvil Holdings, Inc. 13.00% Series B (cost $26,721; purchased 12/18/01 - 03/20/02)(g)	1,966	20,148

Healthcare Services
Fresenius AG 2.24% (United Kingdom)	2,211	167,803

Telecommunications
Alamosa Holdings, Inc. 7.5%	75	43,528

Total Preferred Stock
(Cost $731,535)		879,986

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

CORPORATE OBLIGATIONS — 13.7%
Advertising — 0.1%
Advanstar Communications, Inc. Sr. Sec.’d Notes 10.75%, 08/15/10	B3	$25	$27,781
Advanstar Communications, Inc., Gtd. Notes 12.00%, 02/15/11	Caa2	25	26,750
R H Donnelley Finance Corp. I, Gtd. Notes 8.875%, 12/15/10	B1	25	27,563
10.875%, 12/15/12	B2	150	174,750
Vertis, Inc., Gtd. Notes, Series B 10.875%, 06/15/09	B3	25	27,000
Vertis, Inc., Sub. Notes 13.50%, 12/07/09 144A (cost $23,947; purchased 12/08/03)(g)	Caa1	25	25,125

			308,969

Aerospace — 0.2%
Aviall, Inc., Sr. Notes 7.625%, 07/01/11	B1	50	52,250
BE Aerospace, Inc., Sr. Notes 8.50%, 10/01/10	B3	50	52,875
BE Aerospace, Inc., Sr. Sub. Notes 8.00%, 03/01/08	Caa3	50	46,750
8.875%, 05/01/11 Series B	Caa3	25	23,375
Boeing Co., Debs. 8.75%, 08/15/21	A3	235	298,057
Gencorp, Inc., Sr. Sub. Notes 9.50%, 08/15/13	B2	100	104,500
Sequa Corp., Sr. Notes 9.00%, 08/01/09	B1	50	53,375
TD Funding Corp., Gtd. Notes 8.375%, 07/15/11	B3	25	25,500
Vought Aircraft Industry, Inc., Sr. Notes 8.00%, 07/15/11 144A (cost $127,500; purchased 06/27/03 - 06/30/03)(g)	B2	125	119,375

			776,057

Airlines
Northwest Airlines, Inc., Gtd. Notes 9.875%, 03/15/07	Caa1	25	19,875

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Automobile Manufacturers — 0.1%
Daimlerchrysler NA Holding Corp., Notes 6.50%, 11/15/13	A3	$220	$225,947
General Motors Corp., Debs. 8.375%, 07/15/33	Baa1	200	212,295
Navistar International Corp., Sr. Notes 7.50%, 06/15/11	Ba3	25	25,750

			463,992

Automotive Parts — 0.2%
Dana Corp., Notes 9.00%, 08/15/11	Ba3	50	58,750
Dura Operating Corp., Gtd. Notes, Series D 9.00%, 05/01/09(a)	B2	25	24,625
Eagle-Picher Industries, Inc., Sr. Notes 9.75%, 09/01/13	B3	75	81,000
J.B. Poindexter & Co., Inc., Sr. Notes 8.75%, 03/15/14 144A (cost $50,750; purchased 03/04/04 - 03/08/04)(g)	B1	50	51,000
Rexnord Corp., Gtd. Notes 10.125%, 12/15/12	B3	100	110,500
RJ Tower Corp., Gtd. Notes 12.00%, 06/01/13	B3	50	48,125
TRW Automotive, Inc., Sr. Notes 9.375%, 02/15/13	B1	156	176,670
TRW Automotive, Inc., Sr. Sub. Notes 11.00%, 02/15/13	B2	58	68,730
Visteon Corp., Notes 7.00%, 03/10/14	Ba1	75	72,375

			691,775

Beverages — 0.1%
Le-Natures, Inc., Sr. Sub. Notes 9.50%, 06/15/13 144A (cost $103,956; purchased 06/18/03 - 12/11/03)(g)	B3	100	104,000
Miller Brewing Co., Notes 5.50%, 08/15/13 144A (cost $238,798; purchased 05/21/04)(g)	Baa1	240	241,265

			345,265

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Broadcasting — 0.2%
Chancellor Media Corp., Gtd. Notes 8.00%, 11/01/08	Ba1	$100	$113,635
Hearst-Argyle Television, Inc., Sr. Notes 7.00%, 01/15/18	Baa3	135	146,143
Liberty Media Corp., Sr. Notes 2.61%, 09/17/06 (c)	Baa3	180	183,379
Sinclair Broadcast Group, Inc., Gtd. Notes 8.00%, 03/15/12	B2	75	77,063
Vivendi Universal SA, Sr. Notes (France) 9.25%, 04/15/10 (l)	B1	125	147,744
XM Satellite Radio, Inc., Sec’d. Notes 12.00%, 06/15/10	Caa1	87	100,159

			768,123

Building Materials — 0.2%
Associated Materials, Inc., Gtd. Notes 9.75%, 04/15/12	B3	125	139,375
Building Materials Corp., Sr. Notes, Series B 7.75%, 07/15/05	B2	25	25,250
8.625%, 12/15/06	B2	25	25,313
Masco Corp., Notes 5.875%, 07/15/12	Baa1	265	275,669
Nortek, Inc., Sr. Sub. Notes, Series B 9.875%, 06/15/11	B3	75	85,875
Riverside Forest Products, Sr. Notes (Canada) 7.875%, 03/01/14 144A (cost $76,812; purchased 02/17/04 - 02/18/04)(g)(l)	B2	75	76,875
Texas Industries, Inc., Sr. Notes 10.25%, 06/15/11	B1	50	56,000
U.S. Concrete, Inc., Sr. Sub. Notes 8.375%, 04/01/14 144A(cost $76,344; purchased 03/26/04 - 03/29/04)(g)	B3	75	75,188

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

WII Components, Inc., Sr. Notes 10.00%, 02/15/12 144A (cost $76,125; purchased 02/12/04 - 03/15/04)(g)	B2	$75	$73,875

			833,420

Business Services — 0.1%
Affinity Group, Inc., Sr. Sub. Notes 9.00%, 02/15/12 144A(cost $50,000; purchased 02/06/04)(g)	B3	50	51,500
Brickman Group Ltd., Gtd. Notes, Series B 11.75%, 12/15/09	B2	50	57,750
Cie Generale de Geophysique, Sr. Notes (France) 10.625%, 11/15/07(l)	Ba3	50	53,500
IESI Corp., Gtd. Notes 10.25%, 06/15/12	B3	75	82,125
Invensys PLC, Sr. Notes (United Kingdom) 9.875%, 03/15/11 144A (cost $98,722; purchased 02/27/04)(g)(l)	B3	100	100,000
IPC Acquisition Corp., Gtd. Notes 11.50%, 12/15/09	B3	100	108,500
Worldspan L.P./WS Financial Corp., Sr. Notes 9.625%, 06/15/11(a)	B2	50	51,250

			504,625

Cable Television — 0.4%
Charter Communications Holdings LLC, Sr. Notes 10.25%, 09/15/10 144A (cost $102,000; purchased 10/07/03 - 12/02/03)(g)	Caa1	100	101,250
8.75%, 11/15/13 144A (cost $125,295; purchased 11/05/03 - 12/10/03)(a)(g)	B3	125	120,313
Charter Communications Operating LLC, Sr. Notes 8.00%, 04/30/12 144A (cost $124,353; purchased 04/20/04 - 05/06/04)(g)	B2	125	121,563

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Cox Communications, Inc., Notes 7.875%, 08/15/09	Baa2		$195	$221,357
CSC Holdings, Inc., Debs., Series B 8.125%, 08/15/09	B1		25	26,125
CSC Holdings, Inc., Sr. Notes 7.875%, 12/15/07	B1		25	26,125
8.125%, 07/15/09	B1		25	26,125
7.625%, 04/01/11	B1		450	453,374
General Cable Corp., Sr. Notes 9.50%, 11/15/10	B2		25	27,000
Mediacom Broadband LLC, Gtd. Notes 11.00%, 07/15/13	B2		50	53,500
Rogers Cable, Inc., Sec’d Notes (Canada) 5.50%, 03/15/14(l)	Ba2		165	146,613
Rogers Cablesystems of America, Inc., Sr. Notes, Series B (Canada) 10.00%, 03/15/05(l)	Ba2		125	130,379
Superior Essex Communications, Sr. Notes 9.00%, 04/15/12 144A (cost $97,291; purchased 04/08/04)(g)	B3		100	96,000

				1,549,724

Chemicals — 0.4%
Chevron Phillips Chemical Co., Notes 5.375%, 06/15/07	Baa1		140	145,883
Compass Minerals Intl, Inc., Sr. Disc. Notes, Zero Coupon (until 6/1/08) 12.00%, 06/01/13	B-	(d)	125	95,625
Dow Chemical Corp., Notes 6.125%, 02/01/11	A3		115	121,829
Huntsman International LLC, Gtd. Notes 9.875%, 03/01/09	B3		100	108,500
Huntsman LLC, Co., Gtd. Notes 11.625%, 10/15/10	B2		100	111,000
IMC Global, Inc., Sr. Notes 10.875%, 08/01/13	B1		25	29,938
Koppers Industry, Inc., Co. Gtd. Notes 9.875%, 10/15/13	B2		50	55,000

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Lyondell Chemical Co., Gtd. Notes 9.50%, 12/15/08	B1		$50	$52,375
MacDermid, Inc., Gtd. Notes 9.125%, 07/15/11	Ba3		125	140,000
Noveon, Inc., Sr. Sub. Notes 13.00%, 08/31/11 (cost $113.423; purchased 03/10/03 - 03/01/04)(g)	NR		113	120,228
Omnova Solutions, Inc., Sec’d Notes 11.25%, 06/01/10	B2		50	54,750
Resolution Perfomance LLC, Sr. Notes 9.50%, 04/15/10	B3		50	51,750
Rhodia SA, Sr. Notes (France) 7.625%, 06/01/10 144A (cost $25,000; purchased 08/14/03)(g)(l)	B3		25	22,750
10.25%, 06/01/10 144A (cost $72,600; purchased 05/07/04)(a)(g)(l)	B3		75	76,125
8.875%, 06/01/11 144A (cost $96,474; purchased 05/20/03 - 12/04/03)(a)(g)(l)	Caa1		100	85,000
Rockwood Specialties, Inc., Sr. Sub. Notes 10.625%, 05/15/11	B3		75	80,250

				1,351,003

Clothing & Apparel
Avondale Mills, Inc., Sr. Sub. Notes 10.25%, 07/01/13	B3		50	30,250
Dyersburg Corp., Gtd. Notes, Series B 9.75%, 09/01/07(i)	NR		175	18
J. Crew Intermediate LLC, Sr. Disc. Notes, Zero Coupon (until 11/15/05) 16.00%, 05/15/08(a)	CCC	(d)	50	43,500

				73,768

Computer Hardware — 0.1%
International Business Machines Corp., Notes 4.25%, 09/15/09	A1		200	199,837

Computer Services & Software
Sungard Data Systems, Inc. 3.75%, 01/15/09	Baa2		115	111,343

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Conglomerates — 0.1%
Hutchison Whampoa International Ltd., Gtd. Notes 5.45%, 11/24/10 144A (cost $129,688; purchased 11/19/03)(g)	A3	$130	$127,802
Tyco International Group, Gtd. Notes, (Luxembourg) 6.375%, 10/15/11(l)	Ba2	140	149,147

			276,949

Consumer Products & Services — 0.3%
American Achievement Corp., Sr. Sub. 8.25%, 04/01/12 144A (cost $51,125; purchased 04/05/04)(g)	B3	50	51,000
Bunge Limited Finance Corp., Co. Gtd. 4.375%, 12/15/08	Baa3	205	202,221
Chattem, Inc., Sr. Sub. Notes 7.00%, 03/01/14	B2	25	24,125
Coinmach Corp., Sr. Notes 9.00%, 02/01/10	B2	75	75,563
Fedders North America, Inc., Gtd. Notes 9.875%, 03/01/14 144A (cost $48,496; purchased 02/27/04)(g)	Caa1	50	46,000
FTD, Inc., Co. Gtd. Notes 7.75%, 02/15/14	B3	50	46,625
Invista Co., Notes 9.25%, 05/01/12 144A (cost $74,504; purchased 04/23/04 - 06/21/04)(g)	B1	75	75,750
Jostens Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08) 10.25%, 12/01/13	Caa2	100	68,500
Jostens, Inc., Sr. Sub. Notes 12.75%, 05/01/10	B3	100	112,000
Rayovac Corp., Sr. Sub. Notes 8.50%, 10/01/13	B3	25	26,375
UST, Inc., Notes 6.625%, 07/15/12	A3	260	282,012

			1,010,171

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Containers & Packaging — 0.3%
AEP Industries, Inc., Sr. Sub. Notes 9.875%, 11/15/07	B3	$25	$25,750
BWAY Corp., Sr. Sub. Notes 10.00%, 10/15/10	B3	50	52,750
Constar International, Inc., Sr. Sub. Notes 11.00%, 12/01/12(a)	Caa1	25	23,500
Crown European Holdings SA, Sec’d. Notes 10.875%, 03/01/13	B2	175	200,374
Graham Packaging International, Sr. Sub. Notes 9.50%, 08/15/13	B3	25	27,250
Greif, Inc., Gtd. Notes 8.875%, 08/01/12	B2	50	54,063
Owens-Brockway Glass Containers Corp., Gtd. Notes 8.875%, 02/15/09	B1	125	135,625
7.75%, 05/15/11	B1	25	26,125
8.25%, 05/15/13	B2	125	129,688
Owens-Illinois, Inc., Sr. Notes 7.35%, 05/15/08	B3	25	25,063
Plastipak Holdings, Inc., Gtd. Notes 10.75%, 09/01/11	B3	50	54,000
Pliant Corp., Sec’d. Notes Zero Coupon (until 12/15/06) 11.125%, 06/15/09	B3	25	21,188
Sealed Air Corp., Sr. Notes 5.375%, 04/15/08 144A (cost $146,843; purchased 04/09/03 - 06/26/03)(g)	Baa3	145	150,076
Silgan Holdings, Inc., Sr. Sub. Notes 6.75%, 11/15/13	B1	25	24,375
Smurfit Capital Funding PLC, Notes (Ireland) 6.75%, 11/20/05(l)	Ba3	50	51,500
Smurfit-Stone Container Corp., Sr. Notes 8.375%, 07/01/12	B2	75	78,750
Solo Cup Co., Sr. Sub. Notes 8.50%, 02/15/14 144A (cost $51,377; purchased 02/12/04)(g)	B3	25	23,375

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Tekni-Plex, Inc., Sec’d. Notes 8.75%, 11/15/13 144A (cost $75,906; purchased 11/12/03 - 11/13/03)(g)	B2	$75	$72,000

			1,175,452

Electronic Components & Equipment — 0.2%
Amkor Technologies, Inc., Sr. Notes 7.75%, 05/15/13(a)	B1	50	47,625
Chippac International Ltd., Gtd. Notes 12.75%, 08/01/09	B3	50	53,625
New ASAT Finance Ltd., Sr. Notes 9.25%, 02/01/11 144A (cost $25,000; purchased 01/16/04)(g)	B3	25	24,875
Sanmina — SCI Corp., Gtd. Notes 10.375%, 01/15/10	Ba2	100	115,000
Solectron Corp., Sr. Notes 9.625%, 02/15/09	B1	100	110,250
Stratus Technologies, Inc., Sr. Notes 10.375%, 12/01/08 144A (cost $128,610; purchased 11/06/03 - 06/29/04)(g)	B3	125	128,906
TNP Enterprises, Inc., Notes 14.50%, 10/01/05 [PIK]	B3	27	30,308
TNP Enterprises, Inc., Sr. Sub. Notes 10.25%, 04/01/10	Ba3	50	52,000
UGS Corp., Sr. Sub. Notes 10.00%, 06/01/12 144A (cost $104,248; purchased 05/19/04 - 06/18/04)(g)	B3	100	107,000

			669,589

Entertainment & Leisure — 0.5%
American Casino & Entertainment, Sec’d. Notes 7.85%, 02/01/12 144A (cost $75,094; purchased 01/15/04 - 03/31/04)(g)	B2	75	76,500
Ameristar Casinos, Inc., Gtd. Notes 10.75%, 02/15/09	B2	50	57,250

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

AMF Bowling Worldwide, Inc., Sr. Sub. 10.00%, 03/01/10 144A (cost $50,749; purchased 02/19/04 - 03/01/04)(g)	B3	$50	$51,500
AOL Time Warner, Inc., Gtd. Bonds 7.625%, 04/15/31	Baa1	160	173,658
Argosy Gaming Co., Sr. Sub. Notes 9.00%, 09/01/11	B2	25	27,750
7.00%, 01/15/14 144A (cost $50,000; purchased 02/05/04)(g)	B3	50	49,000
Boyd Gaming Corp., Sr. Sub. Notes 6.75%, 04/15/14 144A (cost $325,000; purchased 03/31/04)(g)	B1	325	307,937
Cinemark USA, Inc., Sr. Sub. Notes 9.00%, 02/01/13	B3	25	27,406
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09) 9.75%, 03/15/14 144A (cost $15,972; purchased 03/29/04)(g)	Caa1	25	16,438
Coast Hotels & Casinos, Inc., Gtd. Notes 9.50%, 04/01/09	B2	25	26,375
Hockey Co., Notes (Canada) 11.25%, 04/15/09(l)	B2	75	89,625
Isle of Capri Casinos, Inc., Sr. Sub. Notes 7.00%, 03/01/14 144A (cost $50,000; purchased 02/19/04)(g)	B2	50	46,625
K2 Corp., Sr. Notes 7.375%, 07/01/14 144A (cost $76,050; purchased 06/24/04 - 06/25/04)(g)	Ba3	75	76,688
MGM Mirage, Inc., Unsec’d. Notes 6.75%, 02/01/08	Ba1	25	25,813
Penn National Gaming, Inc., Gtd. Notes, Series B 11.125%, 03/01/08	B3	75	82,875

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Premier Entertainment Biloxi LLC, First Mortgage Notes 10.75%, 02/01/12 144A (cost $51,956; purchased 01/15/04 - 04/13/04)(g)	B3	$50	$52,750
Resorts International Hotel & Casino, Inc., Gtd. Notes 11.50%, 03/15/09	B2	25	28,375
Six Flags, Inc., Sr. Notes 9.50%, 02/01/09	B2	50	51,625
9.75%, 04/15/13	B2	50	50,500
Speedway Motorsports, Inc., Sr. Sub. Notes 6.75%, 06/01/13	Ba2	50	50,750
Station Casinos, Inc., Sr. Notes 6.00%, 04/01/12	Ba3	100	97,250
Town Sports International, Inc., Gtd. Notes 9.625%, 04/15/11	B2	25	24,125
Turning Stone Casino Resort Enterprise, Sr. Notes 9.125%, 12/15/10 144A (cost $25,000; purchased 12/10/02)(g)	B1	25	26,250
Venetian Casino Resort LLC, Gtd. Notes 11.00%, 06/15/10	B3	175	202,999
Warner Music Group, Sr. Sub. Notes 7.375%, 04/15/14 144A (cost $152,188; purchased 04/01/04)(g)	B3	150	145,500
Wynn Las Vegas LLC, Sr. Notes 12.00%, 11/01/10	B3	83	99,808

			1,965,372

Environmental Services — 0.2%
Allied Waste North America, Inc., Sr. Notes 7.875%, 04/15/13	Ba3	575	603,750
Casella Waste Systems, Inc., Sr. Sub. 9.75%, 02/01/13	B3	100	108,500
Synagro Technologies, Inc., Sr. Sub. Notes 9.50%, 04/01/09	B3	125	131,250

			843,500

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Farming & Agriculture
AGCO Corp., Gtd. Notes 9.50%, 05/01/08	Ba3	$50	$54,750

Financial — Bank & Trust — 0.4%
ABN AMRO Bank NV, Sub. Notes 7.125%, 06/18/07	A1	145	158,791
Bank of America Corp., Sr. Notes 4.875%, 09/15/12	Aa2	225	219,596
Bank of Nova Scotia, Sub. Debs. (Canada) 6.25%, 09/15/08(l)	A1	50	53,712
BB&T Corp., Sub. Notes 6.50%, 08/01/11	A2	70	76,122
BCP Caylux Holdings Lux Sca, Sr. Sub. Notes (Luxembourg) 9.625%, 06/15/14 144A (cost $75,500; purchased 06/03/04 - 06/08/04)(g)(l)	B2	75	78,094
Countrywide Home Loans, Inc., Gtd. Notes 5.50%, 02/01/07	A3	135	141,103
International Nederland Bank NV, Sub. Notes (Netherlands) 5.125%, 05/01/15 144A (cost $252,236; purchased 02/04/04)(g)(l)	Aa3	250	240,865
Northern Trust Co., Sub. Notes 4.60%, 02/01/13	A1	115	110,067
US Bank NA, Notes 2.85%, 11/15/06	Aa2	175	174,831
Wachovia Corp., Sub. Notes 6.40%, 04/01/08	A1	80	86,272
Webster Bank, Sr. Notes 5.125%, 04/15/14	Baa3	180	171,078

			1,510,531

Financial Services — 1.4%
Alamosa Delaware, Inc., Gtd. Notes 11.00%, 07/31/10	Caa1	74	81,030
Arch Western Finance, Sr. Notes 6.75%, 07/01/13 144A (cost $50,000; purchased 06/19/03)(g)	Ba2	50	50,250

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Bank One Corp., Sub. Notes 5.25%, 01/30/13	A1	$270	$266,023
Capital One Bank, Sub. Notes 6.50%, 06/13/13	Baa3	180	185,908
CIT Group, Inc., Sr. Notes 2.875%, 09/29/06	A2	90	88,869
7.75%, 04/02/12	A2	175	199,875
Citigroup, Inc., Sub. Notes 5.625%, 08/27/12	Aa2	390	401,536
Couche-Tard Corp., Sr. Sub. Notes 7.50%, 12/15/13	Ba3	25	25,125
Dollar Financial Group, Gtd. Notes 9.75%, 11/15/11	B3	75	78,750
Duke Capital Corp., Notes 4.302%, 05/18/06	Baa3	100	101,642
Ford Motor Credit Co., Notes 6.50%, 01/25/07	A3	380	399,510
Franklin Resources, Inc., Notes 3.70%, 04/15/08	A2	55	54,199
General Electric Capital Corp., Notes 6.125%, 02/22/11	Aaa	280	300,272
6.00%, 06/15/12	Aaa	185	195,537
General Motors Acceptance Corp., Notes 7.25%, 03/02/11	A3	230	241,711
Global Cash Access LLC, Sr. Sub. Notes 8.75%, 03/15/12 144A (cost $102.531; purchased 03/04/04)(g)	Caa1	100	104,500
Goldman Sachs Group, Inc., Sub. Notes 6.345%, 02/15/34	A1	380	357,992
HBOS PLC, Sub. Notes (United Kingdom) 6.00%, 11/01/33 144A (cost $167,989; purchased 10/22/03)(g)(l)	Aa3	170	162,349
Household Finance Corp., Notes 6.375%, 11/27/12	A1	125	132,751
International Lease Finance Corp., Notes 6.375%, 03/15/09	A1	275	295,247
John Deere Capital Corp., Notes 7.00%, 03/15/12	A3	190	212,952

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

John Hancock Global Funding II, Notes 5.625%, 06/27/06 144A (cost $239,248; purchased 06/20/01)(g)	Aa3	$240	$251,279
Morgan Stanley, Notes 3.625%, 04/01/08	Aa3	300	295,081
Orion Power Holdings, Inc., Sr. Notes 12.00%, 05/01/10	B2	75	91,875
Pemex Project Funding Master Trust, Gtd. Notes 7.375%, 12/15/14	Baa1	125	128,125
State Street Corp., Sub. Notes 7.65%, 06/15/10	A1	250	291,373
Verizon Global Funding Corp., Notes 7.75%, 12/01/30	A2	165	185,880
Wells Fargo & Co., Notes 1.17%, 03/23/07(c)	Aa1	225	225,208
Williams Scotsman, Inc., Gtd. Notes 9.875%, 06/01/07	B3	25	24,938

			5,429,787

Financial-Brokerage
Labranche & Co., Sr. Notes 9.50%, 05/15/09 144A (cost $75,000; purchased 05/04/04)(g)	Ba1	75	76,125

Food — 0.2%
Agrilink Foods, Inc., Gtd. Notes 11.875%, 11/01/08	B3	25	26,563
B&G Foods, Inc., Gtd. Notes, Series D 9.625%, 08/01/07	B3	75	76,688
Dole Foods Co., Sr. Notes 8.875%, 03/15/11	B2	100	106,250
Kraft Foods, Inc., Notes 5.625%, 11/01/11	A3	195	198,668
McCormick & Co., Inc., Notes 6.40%, 02/01/06	A2	260	274,291
Merisant Co., Gtd. Notes 9.50%, 07/15/13 144A (cost $24,944; purchased 04/12/04)(g)	B3	25	26,750

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Pinnacle Foods Holding Corp., Sr. Sub. Notes 8.25%, 12/01/13 144A (cost $128,853; purchased 11/20/03 - 03/31/04)(g)	B3	$125	$121,250
8.25%, 12/01/13 144A (cost $52,507; purchased 02/05/04 - 04/01/04)(g)	B3	50	48,500

			878,960

Furniture
Interface, Inc., Sr. Notes 10.375%, 02/01/10	Caa1	75	84,000
Norcraft Cos. L.P., Sr. Sub. Notes 9.00%, 11/01/11 144A (cost $77,117; purchased 10/10/03)(g)	B3	75	79,500

			163,500

Healthcare Services — 0.2%
AmeriPath, Inc., Gtd. Notes 10.50%, 04/01/13	B3	50	50,750
Concentra Operating Corp., Gtd. Notes 9.50%, 08/15/10	B3	25	26,750
Concentra Operating Corp., Sr. Sub. Notes 9.125%, 06/01/12 144A (cost $74,968; purchased 05/25/04)(g)	B3	75	78,750
Genesis Healthcare Corp., Sr. Sub. Notes 8.00%, 10/15/13 144A (cost $76,406; purchased 10/23/03)(g)	B3	75	76,875
Highmark, Inc., Notes 6.80%, 08/15/13 144A (cost $79,830; purchased 08/14/03)(g)	Baa3	80	84,505
InSight Health Services Corp., Gtd. Notes 9.875%, 11/01/11	B3	50	53,750
Inverness Medical Innovations, Inc., Sr. Sub Notes 8.75%, 02/15/12 144A (cost $25,000; purchased 02/05/04)(g)	Caa1	25	25,688

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Quintiles Transnational Corp. 10.00%, 10/01/13	B3	$50	$49,750
Tenet Healthcare Corp., Notes 7.375%, 02/01/13(a)	B1	50	45,500
Tenet Healthcare Corp., Sr. Notes 9.875%, 07/01/14 144A (cost $24,422; purchased 06/15/04)(g)	B3	25	25,563
Triad Hospitals, Inc., Sr. Sub. Notes 7.00%, 11/15/13	B3	75	71,625
Vicar Operating, Inc., Gtd. Notes 9.875%, 12/01/09	B3	75	82,875

			672,381

Hotels & Motels — 0.1%
Courtyard by Marriott II Ltd., Sr. Notes, Series B 10.75%, 02/01/08	B2	215	216,612
Hammons, (John Q.) Hotels L.P., First Mortgage Notes 8.875%, 05/15/12	B2	100	109,000
Hilton Hotels Corp., Notes 7.625%, 12/01/12	Ba1	25	27,000
Host Marriott L.P., Gtd. Notes 9.50%, 01/15/07	Ba3	50	54,875
La Quinta Properties, Sr. Notes 8.875%, 03/15/11	Ba3	125	135,000
Prime Hospitality Corp., Sr. Sub. Notes 8.375%, 05/01/12	B2	25	25,938

			568,425

Industrial Products — 0.2%
Brand Services, Inc., Gtd. Notes 12.00%, 10/15/12	B3	100	114,500
Euramax International PLC, Sr. Sub. Notes 8.50%, 08/15/11	B2	25	26,125
Four M Corp., Sr. Notes, Series B 12.00%, 06/01/06	B3	125	126,875
Massey Energy Co., Sr. Notes 6.625%, 11/15/10	Ba3	75	75,000
Mobile Mini, Inc., Sr. Notes 9.50%, 07/01/13	B2	75	82,500

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

National Waterworks, Inc., Gtd. Notes 10.50%, 12/01/12	B3	$100	$111,500
Shaw Group, Inc., Unsec’d. Sr. Notes 10.75%, 03/15/10(a)	Ba2	75	73,875
Steel Dynamics, Inc., Gtd. Notes 9.50%, 03/15/09	B1	125	138,750

			749,125

Insurance — 0.6%
Ace Ina Holdings, Inc., Notes 5.875%, 06/15/14	A3	155	157,106
AIG SunAmerica Global Financing XII, 5.30%, 05/30/07 144A (cost $274,809; purchased 05/15/02)(g)	Aaa	275	287,696
Allstate Financial Global Funding LLC, 5.25%, 02/01/07 144A (cost $179,631; purchased 01/24/02)(g)	Aa2	180	187,992
Fund American Cos., Inc., Notes 5.875%, 05/15/13	Baa2	195	194,918
Genworth Financial, Inc., Notes 5.75%, 06/15/14	A2	185	187,174
Marsh & McLennan Cos., Inc., Notes 3.625%, 02/15/08	A2	80	78,970
Metlife, Inc., Sr. Notes 6.125%, 12/01/11	A2	200	215,024
Nationwide Financial Services, Inc., Sr. Notes 5.90%, 07/01/12	A3	205	213,396
Nationwide Mutual Insurance Co., Bonds 6.60%, 04/15/34 144A (cost $104,768; purchased 03/31/04)(g)	A2	105	99,880
NLV Financial Corp., Sr. Notes 7.50%, 08/15/33 144A (cost $121,258; purchased 08/20/03 - 12/03/03)(g)	Baa3	120	121,502

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Principal Life Global Funding I, Notes 5.125%, 10/15/13 144A (cost $183,907; purchased 10/20/03)(g)	Aa3	$185	$182,703
Security Benefit Life Insurance Co., Notes 7.45%, 10/01/33 144A (cost $79,820; purchased 09/26/03)(g)	Baa1	80	79,618
XL Capital Ltd., Gtd. Notes 6.50%, 01/15/12	A2	170	182,103

			2,188,082

Machinery & Equipment — 0.1%
Case New Holland, Inc., Sr. Notes 9.25%, 08/01/11 144A (cost $49,366; purchased 07/29/03)(g)	Ba3	50	52,750
Cummins, Inc., Sr. Notes 9.50%, 12/01/10	Ba2	25	28,438
JLG Industries, Inc. Sr. Sub. Notes 8.375%, 06/15/12(a)	B3	75	76,688
Maax Corp., Sr. Sub. Notes (Canada) 9.75%, 06/15/12 144A (cost $76,188; purchased 05/27/04)(g)(l)	B3	75	77,625
Manitowoc Co., Inc., Sr. Notes 7.125%, 11/01/13(a)	B1	50	50,250
Trimas Corp., Gtd. Notes 9.875%, 06/15/12	B3	125	133,124

			418,875

Medical Supplies & Equipment — 0.2%
Fisher Scientific International, Inc., Sr. Sub. Notes 8.125%, 05/01/12	B2	65	69,875
Fresenius Medical Capital Trust II, Gtd. Notes 7.875%, 02/01/08	Ba2	250	264,375
Hospira, Inc., Notes 4.95%, 06/15/09 144A (cost $190,068; purchased 06/07/04)(g)	Baa3	190	191,276

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

VWR International, Inc., Sr. Notes (Germany) 6.875%, 04/15/12 144A (cost $25,000; purchased 04/07/04)(g)(l)	B2	$25	$25,219
VWR International, Inc., Sr. Sub. Notes (Germany) 8.00%, 04/15/14 144A (cost $180,589; purchased 04/07/04 - 04/13/04)(g)(l)	B3	175	180,250

			730,995

Metals & Mining — 0.4%
Alcan, Inc., Bonds (Canada) 6.125%, 12/15/33 (l)	Baa1	175	169,888
Algoma Steel, Inc., Sec’d. Notes 11.00%, 12/31/09	NR	25	27,125
Allegheny Technologies, Inc., Notes 8.375%, 12/15/11	B2	75	75,750
Alpha Natural Resources, Sr. Notes 10.00%, 06/01/12 144A (cost $75,000; purchased 05/13/04)(g)	B3	75	78,750
Autocam Corp., Sr. Sub. Notes 10.875%, 06/15/14 144A (cost $48,894; purchased 05/26/04)(g)	B3	50	48,750
California Steel Industries, Inc., Sr. Notes 6.125%, 03/15/14	Ba3	25	23,438
Century Aluminum Co., Notes 11.75%, 04/15/08	B1	100	112,000
Compass Minerals Group, Inc., Gtd. Notes 10.00%, 08/15/11	B3	25	27,875
Freeport-McMoRan Resource Partners, Inc. L.P., Sr. Notes 7.00%, 02/15/08	Caa1	175	180,250
Gerdau Ameristeel Corp., Sr. Notes (Canada) 10.375%, 07/15/11(l)	B2	125	140,000
Ipsco, Inc., Sr. Notes (Canada) 8.75%, 06/01/13(l)	Ba3	25	28,000

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Ispat Inland ULC, Sr. Sec’d. Notes 9.75%, 04/01/14 144A (cost $52,125; purchased 04/20/04)(g)	Caa1	$50	$51,750
Jorgensen, (Earle, M.) Co., Sec’d. Notes 9.75%, 06/01/12	B2	175	192,499
Neenah Corp., Sec’d. Notes 11.00%, 09/30/10 144A (cost $27,125; purchased 10/15/03)(g)	B2	25	26,625
Russel Metals, Inc., Sr. Notes (Canada) 6.375%, 03/01/14(l)	Ba3	125	117,813
Valmont Industries, Inc., Sr. Sub. Notes 6.875%, 05/01/14 144A (cost $49,504; purchased 04/29/04 - 05/19/04)(g)	Ba3	50	49,375

			1,349,888

Oil & Gas — 1.3%
Amerada Hess Corp., Bonds 7.875%, 10/01/29	Ba1	135	146,257
AmeriGas Partners L.P., Sr. Notes 8.875%, 05/20/11	B2	475	508,249
ANR Pipeline, Inc., Notes 8.875%, 03/15/10	B1	25	27,438
Baker Hughes, Inc., Sr. Notes 6.875%, 01/15/29	A2	200	219,719
Buckeye Partners L.P., Notes 6.75%, 08/15/33	Baa2	75	75,615
Comstock Resources, Inc., Sr. Notes 6.875%, 03/01/12	B2	50	47,750
ConocoPhillips, Gtd. Bonds 5.90%, 10/15/32	A3	245	237,608
Denbury Resources, Inc., Gtd. Notes 7.50%, 04/01/13	B2	50	50,500
Devon Financing Corp. LLC, Co. Gtd. 7.875%, 09/30/31	Baa2	145	166,886
El Paso Production Holding, Notes 7.75%, 06/01/13	B2	50	46,125

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Encana Holdings Financial Corp., Co. Gtd. (Canada) 5.80%, 05/01/14(l)	Baa1	$200	$203,849
Encore Acquisition Co., Gtd. Notes 8.375%, 06/15/12	B2	50	53,750
Ferrellgas Partners L.P., Sr. Notes 8.75%, 06/15/12	B2	100	107,250
Halliburton Co., Notes 1.92%, 04/26/04 144A (cost $109,002; purchased 05/07/04)(c)(g)	Baa2	190	189,958
Hanover Compressor Co., Sr. Notes 9.00%, 06/01/14	B3	25	26,063
Hanover Equipment Trust, Sec’d. Notes 8.50%, 09/01/08	B2	25	26,563
Hilcorp Energy I L.P., Sr. Notes 10.50%, 09/01/10 144A (cost $75,000; purchased 08/05/03)(g)	B3	75	81,563
Kaneb Pipe Line Operating Partnership L.P., Sr. Notes 7.75%, 02/15/12	Ba1	90	98,113
Kinder Morgan, Inc., Sr. Notes 6.50%, 09/01/12	Baa2	180	191,015
Magnum Hunter Resources, Inc., Gtd. Notes 9.60%, 03/15/12	B2	50	55,250
Panhandle Eastern Pipe Line Co., Sr. Notes 4.80%, 08/15/08	Baa3	70	69,857
Pemex Project Funding Master Trust, Notes 2.769%, 06/15/04 144A (cost $189,789; purchased 06/08/04)(a)(c)(g)	Baa1	190	191,330
Petroleum Geo-Services ASA, Notes (Norway) 10.00%, 11/05/10(l)	NR	75	78,000
Pioneer Natural Resources Co., Gtd. Notes 7.50%, 04/15/12	Baa3	150	170,118

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Plains All American Pipeline L.P., Gtd. 7.75%, 10/15/12	Ba1	$280	$308,232
Pride International, Inc., Sr. Notes 7.375%, 07/15/14 144A (cost $49,737; purchased 06/22/04)(g)	Ba2	50	50,750
Pride Petroleum Services, Inc., Sr. Notes 9.375%, 05/01/07	Ba2	67	68,508
PSE&G Energy Holdings, Inc., Sr. Notes 8.50%, 06/15/11	Ba3	75	80,625
Range Resources Corp., Sr. Sub. Notes 7.375%, 07/15/13 144A (cost $24,532; purchased 06/22/04)(g)	B3	25	25,000
Southern Natural Gas Co., Notes 8.875%, 03/15/10	B1	550	603,624
Swift Energy Co., Sr. Notes 7.625%, 07/15/11	B1	50	50,750
Transocean, Inc., Notes 7.50%, 04/15/31	Baa2	110	125,623
Westport Resources Corp., Gtd. Notes 8.25%, 11/01/11	Ba3	25	28,406
Williams Cos., Inc., Debs. 7.50%, 01/15/31	B3	250	227,500
Williams Cos., Inc., Notes 8.125%, 03/15/12	B3	275	294,938
XTO Energy, Inc., Notes 4.90%, 02/01/14	Ba1	145	136,783

			5,069,565

Paper & Forest Products — 0.4%
Boise Cascade Co., Sr. Notes 7.00%, 11/01/13	Ba2	25	25,688
Celulosa Arauco Y Constitucion SA, Notes (Chile) 5.125%, 07/09/13(l)	Baa2	160	150,503
Domtar Inc., Notes (Canada) 5.375%, 12/01/13(l)	Baa3	155	147,656
Georgia-Pacific Corp., Gtd. Notes 9.375%, 02/01/13	Ba2	500	574,999

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Graphic Packaging International Corp., Sr. Notes 8.50%, 08/15/11	B2	$25	$26,875
JSG Funding PLC, Sr. Notes (Ireland) 9.625%, 10/01/12(l)	B2	150	165,000
Longview Fibre Co., Sr. Sub. Notes 10.00%, 01/15/09	B2	100	108,500
Potlatch Corp., Gtd. Notes 10.00%, 07/15/11	Ba1	25	27,875
SCA Coordination Center NV, Gtd. Notes (Belgium) 4.50%, 07/15/15 144A (cost $119,288; purchased 06/30/03)(g)(l)	A3	120	109,322
Weyerhaeuser Co., Notes 6.75%, 03/15/12	Baa2	180	195,226

			1,531,644

Pharmaceuticals — 0.1%
Abbott Laboratories, Notes 5.625%, 07/01/06	A1	360	378,048
Alpharma, Inc., Sr. Notes 8.625%, 05/01/11 144A (cost $25,000; purchased 04/16/03)(g)	B3	25	26,000
Biovail Corp., Sr. Sub. Notes (Canada) 7.875%, 04/01/10(l)	B2	50	49,625
Glaxosmithkline Capital, Inc., Gtd. Notes 5.375%, 04/15/34	Aa2	125	114,123

			567,796

Printing & Publishing — 0.3%
Canwest Media, Inc., Sr. Sub. Notes 10.625%, 05/15/11	B2	100	112,625
CBD Media, Inc., Gtd. Notes 8.625%, 06/01/11	B3	50	52,875
Dex Media East LLC, Gtd. Notes 9.875%, 11/15/09	B2	25	28,188
12.125%, 11/15/12	B3	150	175,874
Dex Media West Finance, Sr. Sub.Notes 9.875%, 08/15/13	Caa1	75	82,688
Dex Media West LLC, Sr. Notes 8.50%, 08/15/10	B3	25	27,375

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Dex Media, Inc., Notes 8.00%, 11/15/13 144A (cost $47,635; purchased 06/03/04 - 06/10/04)(g)	Caa1	$50	$48,250
Donnelley (R.R.) & Sons Co., Notes 3.75%, 04/01/09 144A (cost $114,841; purchased 03/03/04)(g)	Baa1	115	111,230
Hollinger Participation Trust, Sr. Notes 12.125%, 11/15/10 [PIK] 144A(cost $113,313; purchased 09/08/03 - 05/14/04)(g)	B3	105	122,361
Houghton Mifflin Co., Sr. Sub. Notes 9.875%, 02/01/13	B3	75	75,375
Liberty Group Operating, Inc., Gtd. Notes 9.375%, 02/01/08	Caa1	50	50,000
Primedia, Inc., Sr. Notes 8.875%, 05/15/11	B3	50	49,750
8.00%, 05/15/23 144A (cost $25,000; purchased 05/08/03)(g)	B3	25	23,625
Quebecor Media, Inc., Sr. Notes (Canada) 11.125%, 07/15/11 (l)	B2	150	171,937
Reader’s Digest Assoc., Sr. Notes 6.50%, 03/01/11	Ba3	50	49,063
Sun Media Corp., Gtd. Notes (Canada) 7.625%, 02/15/13 (l)	Ba3	50	51,250
Vertis, Inc., Sec’d. Notes 9.75%, 04/01/09	B2	25	27,000

			1,259,466

Railroads — 0.1%
Canadian National Railway Co., Notes (Canada) 4.40%, 03/15/13 (l)	Baa1	280	262,759

Real Estate — 0.4%
BF Saul, Sec’d. Notes 7.50%, 03/01/14	B3	25	24,875
Developers Diversified Reatly Corp., Notes 3.875%, 01/30/09	Baa3	145	138,687

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Geo Group, Inc. (The), Sr. Notes 8.25%, 07/15/13	B1	$25	$24,875
Istar Financial, Inc., Sr. Notes 4.875%, 01/15/09 [REIT]	Ba1	80	77,864
LNR Property Corp., Sr. Sub. Notes 7.625%, 07/15/13	Ba3	75	75,000
Omega Healthcare Investors, Inc., Sr. Notes 7.00%, 04/01/14 144A (cost $50,000; purchased 03/15/04)(g)	B1	50	47,500
Pulte Homes, Inc., Gtd. Notes 7.875%, 08/01/11	Baa3	150	169,904
Reckson Operating Partnership L.P., Notes 5.15%, 01/15/11	Ba1	180	174,599
Rouse Co., Notes 8.43%, 04/27/05	Baa3	350	363,739
Simon Property Group L.P., Notes 3.75%, 01/30/09	Baa2	190	182,590
Universal City Development, Notes 11.75%, 04/01/10	B2	150	174,375
WCI Communities, Inc., Gtd. Notes 9.125%, 05/01/12	Ba3	25	27,125
Williams Scotsman, Inc., Sec’d. Notes 10.00%, 08/15/08	B2	50	54,750

			1,535,883

Restaurants — 0.1%
Friendly Ice Cream Corp., Sr. Notes 8.375%, 06/15/12 144A (cost $101,219; purchased 03/03/04)(g)	B2	100	97,500
Perkins Family Restuarants L.P., Sr. Notes 10.125%, 12/15/07	B1	75	77,625
Yum! Brands, Inc., Sr. Notes 7.70%, 07/01/12	Baa3	185	212,113

			387,238

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Retail & Merchandising — 0.2%
Adesa Corp., Sr. Sub. Notes 7.625%, 06/15/12	B1	$25	$25,344
Asbury Automotive Group, Inc., Sr. Sub. Notes 8.00%, 03/15/14	B3	50	48,000
Barneys New York, Inc., Gtd. Notes 9.00%, 04/01/08	B3	25	26,125
Federated Department Stores 6.625%, 04/01/11	Baa1	150	162,818
Fred Meyer, Inc., Gtd. Notes 7.45%, 03/01/08	Baa3	170	188,798
Office Depot, Inc., Notes 6.25%, 08/15/13	Baa3	160	165,084
Pantry, Inc., Sr. Sub. Notes 7.75%, 02/15/14	B3	50	49,000

			665,169

Semiconductors — 0.2%
AMI Semiconductor, Inc., Gtd. Notes 10.75%, 02/01/13	B3	33	38,693
Amkor Technology, Inc., Sr. Notes 7.125%, 03/15/11 144A (cost $523,629; purchased 03/09/04 - 03/14/04)(a)(g)	B1	525	494,812
Fairchild Semiconductor International Corp., Sr. Sub. Notes 10.50%, 02/01/09	B2	200	218,500
On Semiconductor Corp., Gtd. Notes
13.00%, 05/15/08	Caa1	16	18,440
12.00%, 03/15/10	B3	65	76,375

			846,820

Telecommunications — 1.3%
Alamosa Delaware, Inc. Sr. Notes 8.50%, 01/31/12 144A (cost $25,000; purchased 01/13/04)(g)	Caa1	25	24,625
Alaska Communication Systems Holdings, Gtd. Notes 9.875%, 08/15/11	B2	50	52,375

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

AT&T Broadband Corp., Gtd. Notes 8.375%, 03/15/13	Baa3	$205	$241,042
British Telecom PLC, Notes (United Kingdom) 8.375%, 12/15/10(l)	Baa1	100	116,930
Call-Net Enterprises, Inc., Gtd. Notes 10.625%, 12/31/08	Caa3	75	75,000
Centennial Communications Corp., Gtd. Notes 10.125%, 06/15/13	Caa1	50	51,875
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands) 8.75%, 06/15/30(l)	Baa3	120	146,477
DIRECTV Holdings LLC, Sr. Notes 8.375%, 03/15/13	B1	550	611,187
Echostar DBS Corp., Sr. Notes 10.375%, 10/01/07	Ba3	50	53,688
9.125%, 01/15/09	Ba3	3	3,304
Eircom Funding, Sr. Sub. Notes (Ireland) 8.25%, 08/15/13(l)	B1	125	130,625
Fairpoint Communications, Inc., Sr. Sub. Notes 12.50%, 05/01/10	Caa1	125	133,750
France Telecom SA, Notes (France) 8.75%, 03/01/11(l)	Baa3	75	87,024
Inmarsat Finance PLC, Gtd. Notes (United Kingdom) 7.625%, 06/30/12 144A (cost $25,000; purchased 01/27/04)(g)(l)	B2	25	24,313
Insight Midwest L.P., Sr. Notes 10.50%, 11/01/10	B2	50	54,750
LCI International, Inc., Sr. Notes 7.25%, 06/15/07	Caa1	50	45,500
Lucent Technologies, Inc., Notes 5.50%, 11/15/08(a)	Caa1	75	71,250
MCI, Inc., Sr. Notes 5.908%, 05/01/07(a)	NR	75	72,938
Motorola, Inc., Notes 6.75%, 02/01/06(a)	Baa3	100	105,195

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Nextel Communications, Inc., Sr. Notes 9.375%, 11/15/09	B2	$25	$26,844
9.50%, 02/01/11	B2	50	56,250
6.875%, 10/31/13	B2	125	124,531
7.375%, 08/01/15	B2	150	152,250
Nortel Networks Ltd., Notes (Canada) 6.125%, 02/15/06 (l)	B3	100	101,000
Primus Telecommunications Group, Inc., Sr. Notes 8.00%, 01/15/14 144A (cost $98,933; purchased 01/13/04 - 04/15/04)(g)	B3	100	88,500
Qwest Corp., Notes 9.125%, 03/15/12 144A (cost $80,832; purchased 04/16/03 - 04/17/03)(g)	Ba3	75	81,375
Qwest Services Corp., Notes 13.50%, 12/15/10 144A (cost $484,238; purchased 01/03/03 - 06/24/04)(g)	Caa1	425	496,187
Rogers Wireless, Inc., Sec’d. Notes 9.625%, 05/01/11 (l)	Ba3	75	84,563
Rogers Wireless, Inc., Sr. Sec’d. Notes (Canada) 6.375%, 03/01/14 144A (l)(cost $306,611; purchased 03/11/04)(g)	Ba3	300	277,499
Sprint Capital Corp., Co. Gtd. 7.625%, 01/30/11	Baa3	215	237,990
Sprint Capital Corp., Gtd. Bonds 6.875%, 11/15/28	Baa3	150	144,603
Telecom Italia Capital, Gtd. Notes (Luxembourg) 5.25%, 11/15/13 144A (cost $192,272; purchased 05/11/04)(g)(l)	Baa2	200	193,921
Telefonos de Mexico SA, Notes (Mexico) 4.50%, 11/19/08 (l)	A3	95	92,696
Telex Communications, Inc., Sec’d. Notes 11.50%, 10/15/08	B3	75	79,875
Telus Corp., Notes (Canada) 8.00%, 06/01/11(l)	Baa3	135	153,643

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Time Warner Telecom LLC, Sr. Notes 9.75%, 07/15/08(a)	B3	$125	$117,500
Triton PCS, Inc., Gtd. Notes 8.50%, 06/01/13	B2	50	47,500
TSI Telecommunication Services, Inc., Gtd. Notes 12.75%, 02/01/09	B3	50	54,000
U.S. Unwired, Inc., Gtd. Notes, Zero Coupon (until 11/01/04) 11.375%, 11/01/09	Caa2	25	25,250
U.S. Unwired, Inc., Sec’d. Notes 10.00%, 06/15/12 144A (cost $49,665; purchased 06/10/04)(g)	Caa1	50	50,750
Ubiquitel Operating Co., Sr. Notes 9.875%, 03/01/11 144A (cost $49,174; purchased 02/12/04)(g)	Caa1	50	50,250
United States Cellular Corp., Notes 6.70%, 12/15/33	Baa1	110	104,345
Western Wireless Corp., Sr. Notes 9.25%, 07/15/13	Caa1	150	155,250

			5,098,420

Transportation — 0.2%
CHC Helicopter Corp., Sr. Sub. Notes 7.375%, 05/01/14 144A (cost $75,053; purchased 04/21/04)(g)	B2	75	74,063
Hertz Corp., Notes 4.70%, 10/02/06	Baa2	80	80,914
Laidlaw International, Inc., Sr. Notes 10.75%, 06/15/11	B2	100	109,625
Petroleum Helicopters, Inc., Gtd. Notes, Series B 9.375%, 05/01/09	B1	75	79,125
Travelcenters of America, Inc., Gtd. Notes 12.75%, 05/01/09	B3	175	203,875
Union Pacific Corp., Notes 6.50%, 04/15/12	Baa2	200	215,697
Union Tank Car Co., Notes 7.125%, 02/01/07	A2	150	162,077

			925,376

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Utilities — 1.6%
AES Corp., Sec’d. Notes 9.00%, 05/15/15 144A (cost $102,303; purchased 05/01/03 - 09/10/03)(g)	B2	$100	$107,625
AES Corp., Sr. Notes 9.375%, 09/15/10	B3	75	80,344
8.875%, 02/15/11(a)	B3	125	130,313
7.75%, 03/01/14	B3	25	24,156
Allegheny Energy Supply Co. LLC, Notes 7.80%, 03/15/11(a)	B3	125	122,813
8.75%, 04/15/12 144A (cost $41,267; purchased 04/11/03)(g)	B3	50	49,688
Appalachian Power Co., Sr. Notes, Series E 4.80%, 06/15/05	Baa2	185	188,698
Black Hills Corp., Notes 6.50%, 05/15/13	Baa3	150	150,547
Canadian Natural Resources Ltd., Notes (Canada) 7.20%, 01/15/32(l)	Baa1	300	332,165
CE Electric UK Funding Co., Sr. Notes (United Kingdom) 6.995%, 12/30/07 144A (cost $167,380; purchased 03/03/04)(g)(l)	Baa3	155	163,391
Chesapeake Energy Corp., Gtd. Notes 9.00%, 08/15/12	Ba3	100	113,000
CMS Energy Corp., Sr. Notes 9.875%, 10/15/07	B3	100	108,250
8.50%, 04/15/11	B3	400	409,999
Duke Capital Corp., Sr. Notes 7.50%, 10/01/09(a)	Baa3	175	193,220
Dynegy Holdings, Inc., Sec’d. Notes 10.125%, 07/15/13 144A (cost $127,264; purchased 08/01/03 - 12/03/03)(g)	B3	125	135,938
Edison Mission Energy, Sr. Notes 9.875%, 04/15/11	B2	100	104,750
Entergy Gulf States, Inc., First Mortgage Notes 5.20%, 12/03/07	Baa3	160	161,460

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Entergy Louisiana, Inc., First Mortgage Notes 6.50%, 03/01/08	Aaa	$475	$483,883
Exelon Generation Co. LLC, Notes 5.35%, 01/15/14 144A (cost $154,952; purchased 12/16/03)(g)	Baa1	155	150,587
Illinois Power Corp., First Mortgage Notes 11.50%, 12/15/10	B3	75	89,063
Jersey Central Power & Light, First Mortgage Notes 5.625%, 05/01/16 144A (cost $84,551; purchased 04/20/04)(g)	Baa1	85	83,861
Midwest Generation LLC, Sec’d. Notes 8.75%, 05/01/34 144A (cost $71,504; purchased 05/17/04 - 05/18/04)(g)	B1	75	76,125
North American Energy Partners, Inc., Sr. Notes 8.75%, 12/01/11 144A (cost $76,781; purchased 11/21/03 - 12/01/03)(g)	B2	75	74,625
NRG Energy, Inc., Sec’d. Notes 8.00%, 12/15/13 144A (cost $127,524; purchased 12/17/03 - 01/30/04)(g)	B2	125	126,875
Ohio Edison Co., Sr. Notes 4.00%, 05/01/08	Baa2	175	171,327
Pacific Gas & Electric, Notes 1.81%, 04/03/06(c)	Baa2	200	200,135
Pepco Holdings, Inc., Notes 3.75%, 02/15/06	Baa2	105	105,546
Pinnacle West Capital Corp., Sr. Notes 6.40%, 04/01/06	Baa2	150	157,719
PPL Capital Funding, Co. Gtd. 4.33%, 03/01/09 144A (cost $183,987; purchased 05/14/04)(g)	Baa3	190	184,111
PSE & G Power LLC, Notes 3.75%, 04/01/09	Baa1	130	124,516

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Public Service Co. of New Mexico, Sr. Notes 4.40%, 09/15/08	Baa3	$155	$154,668
Public Service Electric & Gas Co., First Mortgage Notes 7.00%, 09/01/24	A3	300	305,363
Sempra Energy Co., Notes 6.00%, 02/01/13	Baa1	180	186,299
Sierra Pacific Resources, Sr. Notes 8.625%, 03/15/14 144A (cost $175,699; purchased 03/16/04 - 03/24/04)(g)	B2	175	171,500
Williams Cos., Inc., Notes 8.75%, 03/15/32	B3	25	25,125
WPD Holdings UK, Jr. Unsub. Notes (United Kingdom) 6.875%, 12/15/07 144A (cost $112,323; purchased 11/06/03)(g)(l)	Baa2	110	114,773

			5,562,458

Total Corporate Obligations
(Cost $52,118,363)			52,442,827

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.4%
Federal Home Loan Mortgage Corp. 4.50%, 11/01/18 - 04/01/19		472	461,542
4.617%, 07/01/04(c)		174	176,774
5.00%, 12/01/08 - 12/01/33		3,074	3,029,273
5.50%, 10/01/33 - 07/01/34		1,687	1,681,588
6.00%, 01/01/34		496	506,540
7.00%, 11/01/30 - 06/01/32		238	251,499

			6,107,216

Federal National Mortgage Assoc. 4.375%, 09/15/12		450	432,686
4.50%, 05/01/18 - 11/01/33		3,168	3,099,351
5.50%, 12/01/16 - 06/01/34		9,565	9,626,300
6.00%, 05/15/08 - 05/01/34		3,323	3,429,170
6.50%, 05/01/17 - 12/01/32		1,359	1,431,562
7.00%, 01/01/31 - 04/01/32		30	32,003

			18,051,072

Government National Mortgage Assoc. 5.00%, 09/15/33 - 03/20/34		1,460	1,417,798
5.50%, 01/20/34 - 05/20/34		1,621	1,619,869
6.00%, 02/15/26 - 05/15/26		109	112,286
6.50%, 02/15/28 - 12/20/33		278	290,098
7.00%, 03/15/13 - 08/15/26		502	535,016

			Principal Amount (000)		Value (Note 2)

8.00%, 12/15/16 - 07/15/23			$55		$59,011
8.50%, 06/15/16 - 10/15/26			154		170,039
9.50%, 10/15/09 - 01/15/20			5		5,623
10.00%, 11/15/09			1		1,168
10.50%, 08/15/15			2		2,061
11.50%, 06/15/10			1		597
12.00%, 09/15/13			—	(p)	197

					4,213,763

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $28,273,612)					28,372,051

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds 7.50%, 11/15/16			750		924,815
6.25%, 08/15/23(a)			570		631,364
7.625%, 02/15/25			300		385,067
6.00%, 02/15/26			1,335		1,438,932
6.25%, 05/15/30(a)			390		436,785
5.375%, 02/15/31			785		791,961
U.S. Treasury Notes 2.125%, 08/31/04			325		325,571
2.125%, 10/31/04			1,150		1,152,561
5.875%, 11/15/04(a)			4,695		4,770,561
6.50%, 08/15/05(a)			1,830		1,918,213
1.50%, 03/31/06(a)			45		44,197
2.50%, 05/31/06(a)			2,460		2,452,507
3.25%, 08/15/07(a)			975		976,181
3.25%, 08/15/08(a)			990		978,051
4.75%, 11/15/08(a)			490		511,897
3.375%, 12/15/08(a)			3,655		3,609,601
3.875%, 02/15/13(a)			330		315,576

Total U.S. Treasury Obligations
(Cost $21,788,705)					21,663,840

	Moody’s Rating
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Bank of America Commercial Mortgage, Inc., Series 2003-1 Class A2 4.648%, 09/11/36	AAA	(d)	350		337,778
Bank of America Mortgage Securities, Series 2003-L Class 2A2 4.347%, 01/25/34	Aaa		684		682,291
Bank of America Mortgage Securities, Series 2004-A Class 2A2 4.177%, 02/25/34	AAA	(d)	389		384,427

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Bank of America Mortgage Securities, Series 2004-D Class 2A2
4.23%, 05/25/34	AAA	(d)	$135	$134,109
Bear Stearns Commercial Mortgage Securities, Series 2004-T14 Class A2 4.17%, 01/12/41	Aaa		900	891,607
Centex Home Equity, Series 2004-C Class M1 1.771%, 06/25/34(c)	Aa1		400	400,000
Fannie Mae Whole Loan, Series 2002-W5 Class A15 5.50%, 05/25/28	Aaa		305	307,143
Fannie Mae, Series 2002-74 Class PJ 5.00%, 03/25/15	Aaa		575	593,541
Fannie Mae, Series 2003-40 Class NI 5.50%, 04/01/33 [IO]	Aaa		247	30,231
Fannie Mae, Series 2003-92 Class NM 3.50%, 04/25/13	Aaa		300	298,984
Federal National Mortgage Assoc., Series 319 Class 2 6.50%, 02/01/32 [IO]	Aaa		139	33,378
Freddie Mac, Series 2614 Class IH 4.50%, 05/15/16 [IO]	Aaa		390	75,076
Freddie Mac, Series 2631 Class IG 4.50%, 07/15/11 [IO]	Aaa		625	65,773
Freddie Mac, Series 2631 Class PC 4.50%, 03/15/16	Aaa		750	751,330
Freddie Mac, Series 2686 Class JG 5.50%, 04/15/28	Aaa		800	810,519
General Electric Capital Commercial Mortgage Corp., Series 2001-1 Class A2 6.531%, 05/15/33	Aaa		390	425,113
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2 Class A2 6.70%, 04/15/34	AAA	(d)	375	411,488
Greenwich Capital Commercial Funding Corp., Series 2004-GG1A Class A2 3.835%, 10/08/08	Aaa		335	333,876

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIBC Class A3 6.26%, 03/15/33	AAA	(d)	$425	$455,329
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIB2 Class A2 6.244%, 04/15/35	AAA	(d)	325	346,755
LB-UBS Commercial Mortgage Trust, Series 2004-C2 Cl-A2 3.246%, 03/01/29	Aaa		475	452,948
LB-UBS Commercial Mortgage Trust, Series 2004-C4 Class A2 4.567%, 05/15/29	Aaa		750	754,949
Washington Mutual Mortgage, Series 2004-AR1 Class A 4.229%, 03/25/34	Aaa		239	236,146

Total Collateralized Mortgage Obligations
(Cost $9,373,507)				9,212,791

ASSET-BACKED SECURITIES — 1.6%
BankBoston Home Equity Loan Trust, Series 1998-1 Class A6 6.35%, 02/25/13	Aaa		269	278,218
Capital Auto Receivables Asset Trust, Series 2002-2 Class CTFS 4.18%, 10/15/07	Aaa		237	240,162
Chase Funding Mortgage Loan Asset-Backed, Series 2002-1 Class 1A3 5.039%, 12/25/23(c)	Aaa		226	226,080
Chase Funding Mortgage Loan Asset-Backed, Series 2002-2 Class 1M1 5.599%, 09/25/31	Aa2		80	82,107
Chase Funding Mortgage Loan Asset-Backed, Series 2003-3 Class 1M1 4.537%, 09/25/32	Aa2		150	142,701
Chase Manhattan Auto Owner Trust, Series 2003-A Class A4 2.06%, 12/15/09	Aaa		285	276,313

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Citibank Credit Card Issuance Trust, Series 2000-C1 Class C1 7.45%, 09/15/07	Baa2		$600	$633,074
Citibank Credit Card Issuance Trust, Series 2001-C1 Class C1 2.22%, 01/15/10(c)	Baa2		235	240,134
Countrywide Asset-Backed Certificates, Series 2003-5 Class AF3 3.613%, 04/25/30	Aaa		315	314,145
Countrywide Asset-Backed Certificates, Series 2004-6 Class 2A2 1.64%, 11/25/34(c)	Aaa		380	380,000
Countrywide Home Loans, Series 2003-60 Class 2A1 5.06%, 02/25/34	Aaa		117	117,626
Fannie Mae Whole Loan, Series 2003-W16 Class AF3 2.91%, 11/25/23	Aaa		230	225,976
Hyundai Auto Receivables Trust, Series 2003-A Class A4 3.02%, 10/15/10	Aaa		175	172,304
Hyundai Auto Receivables Trust, Series 2003-A Class D 4.06%, 10/15/10	Baa2		80	80,127
John Deere Owner Trust, Series 2001-A Class A4 3.78%, 09/15/08	Aaa		900	905,955
MBNA Master Credit Card Trust, Series 2000-D Class C 8.40%, 09/15/09 144A (cost $317,369; purchased 05/16/02)(g)	BBB	(d)	300	335,081
Morgan Stanley Auto Loan Trust, Series 2004-HB1 Class C 2.88%, 10/15/11	Baa2		150	148,500
PECO Energy Transition Trust, Series 2001-A Class A1 6.52%, 12/31/10	Aaa		475	521,013

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Reliant Energy Transition Bond Co. LLC, Series 2001-1 Class A4 5.63%, 09/15/15	Aaa	$350	$365,261
World Financial Network Credit Card Master Trust, Series 2003-A Class A2 1.47%, 08/14/03(c)	Aaa	375	377,232

Total Asset-Backed Securities
(Cost $6,004,855)			6,062,009

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.4%
Federal Home Loan Bank 5.75%, 05/15/12		300	317,101
Federal Home Loan Mortgage Corp. 2.75%, 03/15/08		350	338,011
5.125%, 07/15/12		1,495	1,513,060
Federal National Mortgage Assoc. 7.125%, 02/15/05		160	165,238
2.50%, 06/15/06(a)		1,413	1,400,147
3.25%, 02/15/09(a)		700	675,132
6.00%, 05/15/11		325	349,438
5.125%, 01/02/14		155	151,120
Student Loan Marketing Assoc. 1.37%, 01/26/09(c)		225	225,012
3.05%, 04/01/09(c)		155	152,033

Total U.S. Government Agency Obligations
(Cost $5,272,745)			5,286,292

FOREIGN GOVERNMENT BONDS – 0.2%
Republic of Chile (Chile) 5.50%, 01/15/13(l)	Baa1	165	165,842
Republic of South Africa (South Africa) 6.50%, 06/02/14(l)	Baa2	100	101,250
United Mexican States (Mexico) 1.84%, 01/13/09(a)(c)(l)	Baa2	150	153,225
6.375%, 01/16/13(l)	Baa2	205	205,102

Total Foreign Government Bonds
(Cost $614,434)			625,419

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

MUNICIPAL BONDS
Kansas
Kansas State Development Finance Authority, Revenue Bonds 5.501%, 05/01/34	Aaa		$125	$118,699

Oregon
Oregon State Taxable Pension, General Obligation Unlimited 5.892%, 06/01/27	Aa3		60	60,599

Total Municipal Bonds
(Cost $185,000)				179,298

CONVERTIBLE BOND
Telecommunications
Western Wireless Corp., Unsec’d. Notes 4.625%, 07/05/04
(Cost $24,183)	CCC	(d)	14	29,418

			Shares
WARRANTS*
Entertainment & Leisure
Mikohn Gaming Corp., expiring 08/15/08 144A (cost $0; 01/16/02)(g)(q)			75	0

Retail & Merchandising
Barneys New York, Inc., expiring 04/01/08 144A (cost $0; 09/30/03)(g)(q)			25	875

Transportation
Travelcenters of America Units, expiring 05/01/09 (cost $0; 03/16/01)(g)(q)			525	2,888

Total Warrants
(Cost $0)				3,763

Total Long-term Investments
(Cost $333,882,482)				372,499,458

	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 14.7%
Certificates of Deposit — 0.7%
Banco Santander PR 1.125%, 07/01/04(b)(c)	$290	$290,030
BNP Paribas 1.075%, 07/13/04(b)	84	83,519
Canadian Imperial Bank of Commerce 1.285%, 07/29/04(b)(c)	499	498,965

Fortis Bank 2.055%, 06/08/05(b)	435	434,839
Fortis Bank NY 1.775%, 06/06/05(b)	333	332,523
Societe Generale 1.171%, 07/14/04(b)	365	364,684
Svenska Handelsbanken 1.39%, 10/27/04(b)	551	551,041
Westdeutsche Landesbank 1.50%, 01/10/05(b)	35	35,370

		2,590,971

Commercial Paper – 0.5%
Amsterdam Funding Corp. 1.111%, 07/12/04(b)	46	46,235
Concord Minutemen Capital Co. 1.23%, 07/12/04(b)	268	267,340
Fairway Finance Corp. 1.22%, 07/16/04(b)	711	710,078
Grampian Funding LLC 1.20%, 07/13/04(b)	594	592,963
HBOS Treasury Services, PLC 1.11%, 08/11/04(b)	100	99,106
Victory Receivables Corp. 1.23%, 07/19/04(b)	49	48,527

		1,764,249

Corporate Obligations – 3.1%
Bank of America NA 1.05%, 07/01/04(b)(c)	93	92,522
Merrill Lynch & Co., Inc. 1.63%, 07/01/04(b)(c)	1,174	1,174,086
1.63%, 07/01/04(b)(c)	1,230	1,230,420
1.63%, 07/01/04(b)(c)	1,011	1,010,812
1.63%, 07/01/04(b)(c)	324	324,326
Morgan Stanley 1.58%, 07/01/04(b)(c)	853	852,613

AST T. Rowe Price Asset Allocation Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)
Natexis Banque 1.547%, 07/01/04(b)(c)	$2,422	$2,421,634
1.60%, 07/01/04(b)(c)	494	493,740
Societe Generale 1.575%, 07/01/04(b)(c)	851	850,622
Swedbank 1.198%, 07/15/04(b)(c)	957	956,497

Westdeutsche Landesbank 1.13%, 07/09/04(b)(c)	1,382	1,381,358
1.25%, 07/23/04(b)(c)	619	619,394
1.30%, 07/29/04(b)(c)	460	460,355

		11,868,379

Time Deposit — 0.6%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	2,484	2,483,671

U.S. Government Obligations — 0.1%
U.S. Treasury Bills 1.051%, 08/12/04(n)	305	304,590

	Shares	Value (Note 2)
Non-Registered Investment Company — 5.5%
BlackRock Institutional Money Market Trust(b)(j)	21,107,339	$21,107,339

Registered Investment Companies — 4.2%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	8,107,531	8,107,531
BlackRock Provident Institutional Funds TempFund Portfolio(j)	8,107,531	8,107,531

		16,215,062

Total Short-term Investments
(Cost $56,334,297)		56,334,261

Total Investments — 111.9%
(Cost $390,216,779; Note 5)		428,833,719
Liabilities in Excess of Other Assets — (11.9%)		(45,730,369)

Net Assets — 100.0%		$383,103,350

The following abbreviations are used throughout the Schedule of Investments:

ADR	American Depositary Receipt
CVT	Convertible Security
EUR	Euro
IO	Interest Only
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protestion Securities
USD	United States Dollar

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $38,994,392; cash collateral of $39,814,609 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $11,461,353. The aggregate value, $11,424,473 represents 2.99% of net assets.
(i)	Represents issuer in default on interest payments, Non-income producing security.
(j)	Security available to institutional investors only.
(l)	U.S. dollar denominated foreign bonds.
(n)	Rates shown are the effective yields at purchase date.
(p)	Less than 1,000 par.
(q)	Received pursuant to reorganization.

See Notes to Financial Statements.

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

LONG-TERM INVESTMENTS — 84.7%
FOREIGN BONDS — 47.9%
Australia — 0.1%
New South Wales Treasury Corp., Gtd. Notes
6.00%, 05/01/12	Aaa	AUD 495	$344,355

Austria — 3.3%
Republic of Austria, Unsub. Notes 4.00%, 07/15/09	Aaa	EUR 6,200	7,663,166

Belgium — 0.1%
SCA Coordination Center NV, Gtd. Bonds 4.50%, 07/15/15 144A(cost $164,021; purchased 06/30/03)(g)	A3	165	150,318

Canada — 2.0%
Alcan, Inc., Bonds 6.125%, 12/15/33	Baa1	190	184,450
Canadian Government, Bonds
5.25%, 06/01/12	Aaa	CAD 2,680	2,057,967
5.25%, 06/01/13	Aaa	CAD 900	689,122
5.75%, 06/01/29	Aaa	CAD 815	640,390
Canadian National Railway Co., Notes 4.40%, 03/15/13	Baa1	205	192,377
Canadian Natural Resources Ltd., Notes 7.20%, 01/15/32	Baa1	195	215,908
Domtar Inc., Notes 5.375%, 12/01/13	Baa3	190	180,998
Encana Holdings Finance Corp., Gtd. Notes 5.80%, 05/01/14	Baa1	205	208,945
Ford Credit Canada, Sr. Notes 7.25%, 12/07/07	A3	GBP 90	167,365
Rogers Cable, Inc., Sec’d Notes 5.50%, 03/15/14	Ba2	165	146,613

			4,684,135

Chile — 0.1%
Celulosa Arauco y Constitucion SA, Notes 5.125%, 07/09/13	Baa2	225	211,644

Denmark — 1.0%
Kingdom of Denmark, Bonds 8.00%, 03/15/06	Aaa	EUR 12,360	2,196,263

	Moody’s Rating		Principal Amount (000)#	Value (Note 2)

TDC AS, Unsub. Notes 5.875%, 04/24/06	Baa1		EUR 100	$127,382

				2,323,645

Finland — 1.6%
Finland Government, Bonds 5.00%, 07/04/07	Aaa		EUR 3,000	3,845,258

France — 5.5%
BNP Paribas SA, Sub. Notes
5.625%, 08/07/08	Aa3		EUR 150	195,009
5.25%, 12/17/12	Aa3		EUR 100	127,794
Credit Lyonnais SA, Sub. Notes 5.00%, 11/15/12	A1		EUR 300	381,241
Dexia Credit Local, Notes 5.25%, 04/25/08	Aa2		EUR 270	348,196
France Telecom SA, Notes 8.75%, 03/01/11	Baa3		90	104,429
France Telecom SA, Sr. Unsub. Notes 7.00%, 12/23/09	Baa3		EUR 435	597,498
French Government, Bonds
5.50%, 04/25/10	Aaa		EUR 3,500	4,631,513
5.00%, 04/25/12	Aaa		EUR 2,900	3,740,681
5.50%, 04/25/29	Aaa		EUR 1,280	1,682,150
5.75%, 10/25/32	Aaa		EUR 770	1,051,194
Vivendi Environment, Sr. Notes 5.875%, 06/27/08	Baa1		EUR 100	130,489

				12,990,194

Germany — 13.0%
German Government, Bonds
4.125%, 08/27/04	Aaa		EUR 600	731,988
5.00%, 05/20/05	Aaa		EUR 4,450	5,537,647
6.00%, 01/05/06	Aaa		EUR 4,200	5,364,276
4.00%, 02/16/07	Aaa		EUR 2,800	3,488,773
4.25%, 02/15/08	Aaa		EUR 300	376,672
4.75%, 07/04/08	Aaa		EUR 6,680	8,519,423
5.00%, 01/04/12	Aaa		EUR 2,250	2,904,529
4.25%, 01/04/14	Aaa		EUR 1,250	1,517,152
5.50%, 01/04/31	Aaa		EUR 1,640	2,170,156

				30,610,616

Greece — 1.2%
Greek Government, Bonds
4.60%, 05/20/13	A1		EUR 965	1,194,715
6.50%, 01/11/14	A+	(d)	EUR 1,075	1,514,747

				2,709,462

Ireland — 1.2%
Irish Government, Bonds 4.25%, 10/18/07	Aaa		EUR 2,000	2,513,041

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)#	Value (Note 2)

Irish Life & Permanent PLC, Sub. Notes 6.25%, 02/15/11	A2		EUR 200	$267,726

				2,780,767

Italy — 6.0%
Italy Treasury
5.00%, 10/15/07	Aa2		EUR 3,320	4,255,015
5.50%, 11/01/10	Aa2		EUR 1,525	2,015,084
5.25%, 08/01/11	Aa2		EUR 1,170	1,525,528
7.25%, 11/01/26	Aa2		EUR 660	1,051,628
6.00%, 05/01/31	Aa2		EUR 840	1,164,244
Italy Treasury, Debs. 6.75%, 07/01/07	Aa2		EUR 2,920	3,916,842
UniCredito Italiano SpA, Sub. Notes 6.10%, 02/28/12	Aa3		EUR 150	201,128

				14,129,469

Japan — 3.0%
Japanese Government, Bonds
1.00%, 12/20/12	A2		JPY 614,100	5,364,295
1.30%, 12/20/13	A2		JPY 81,900	722,958
2.00%, 06/20/22	A2		JPY 105,000	933,808

				7,021,061

Luxembourg — 0.1%
John Hancock Global Funding Ltd., Sec’d. Notes 3.875%, 02/08/06	AA	(d)	EUR 200	246,156

Mexico — 0.9%
Mexican Government, Bonds 8.00%, 12/07/23	NR		MXP 31,530	2,035,234
Telefonos de Mexico SA de CV, Notes 4.50%, 11/19/08	A3		105	102,454

				2,137,688

Netherlands — 2.8%
Deutsche Telekom International Finance BV, Gtd. Notes
7.50%, 05/29/07	Baa3		EUR 390	525,594
8.75%, 06/15/30	Baa2		160	195,302
E.ON International Finance BV, Gtd. Notes 5.75%, 05/29/09	A1		EUR 200	263,213
ING Bank NV, Sub. Notes 5.125%, 05/01/15 144A (cost $111,835; purchased 05/06/03)(g)	Aa3		110	105,981

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Netherlands Government, Bonds
5.75%, 02/15/07	Aaa	EUR 660	$857,941
5.00%, 07/15/12	Aaa	EUR 1,205	1,549,143
4.25%, 07/15/13	Aaa	EUR 2,220	2,696,131
Olivetti Finance NV, Gtd. Notes 6.50%, 04/24/07	Baa2	EUR 225	294,847

			6,488,152

Spain — 1.0%
Spanish Government, Bonds
6.00%, 01/31/29	Aaa	EUR 1,130	1,588,208
5.75%, 07/30/32	Aaa	EUR 560	765,138

			2,353,346

Sweden — 0.4%
Swedish Government, Bonds 5.00%, 01/28/09	Aaa	SEK 7,400	1,022,648

United Kingdom — 4.6%
Abbey National PLC, Sub. Notes 4.625%, 02/11/11	A1	EUR 200	246,905
AIG SunAmerica Institutional Funding III Ltd., Sec’d. Notes 5.50%, 03/07/11	Aaa	EUR 315	410,836
British Telecom PLC, Notes 8.375%, 12/15/10	Baa1	110	128,623
Coca-Cola HBC Finance PLC, Gtd. Notes 5.25%, 06/27/06	A3	EUR 200	253,458
HBOS PLC, Sub. Bonds 6.00%, 11/01/33 144A (cost $177,871; purchased 10/22/03)(g)	Aa3	180	171,899
HBOS Treasury Services PLC, Gtd. Notes 4.75%, 02/06/07	Aa2	EUR 300	379,401
Imperial Tobacco Finance, Gtd. Notes 6.375%, 09/27/06	Baa3	EUR 250	323,234
Monumental Global Funding, Sec’d. Notes 5.75%, 03/20/07	Aa3	GBP 120	217,642
NGG Finance PLC, Gtd. Notes 5.25%, 08/23/06	Baa1	EUR 200	253,485
Rio Tinto Finance PLC, Gtd. Notes 5.125%, 05/10/07	Aa3	EUR 200	255,002

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Union Bank of Switzerland London, Sub. Notes 8.00%, 01/08/07	Aa3	GBP 207	$397,739
United Kingdom Treasury, Bonds
8.50%, 12/07/05	Aaa	GBP 575	1,096,349
5.75%, 12/07/09	Aaa	GBP 465	871,122
5.00%, 03/07/12	Aaa	GBP 950	1,712,168
4.25%, 06/07/32	Aaa	GBP 2,260	3,752,861
United Utilities Water PLC, Gtd. Notes 6.625%, 11/08/07	A2	EUR 200	266,155
WPD Holdings UK, Jr. Unsub. Notes 6.875%, 12/15/07 144A(cost $122,534; purchased 11/06/03)(g)	Baa2	120	125,207

			10,862,086

Total Foreign Bonds
(Cost $102,816,265)			112,574,166

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.2%
Federal Home Loan Mortgage Corp.
4.50%, 07/15/11 - 05/01/19 [IO]		$1,196	1,081,404
4.611%, 09/01/32		246	248,979
5.00%, 12/01/08 - 12/01/33		2,539	2,497,334
6.00%, 07/01/34 [TBA]		431	440,159
7.00%, 10/10/30 -11/01/30		104	109,685

			4,377,561

Federal National Mortgage Assoc.
2.91%, 07/25/29		275	270,188
4.50%, 05/01/18		504	494,071
5.00%, 09/01/33 - 04/01/34		1,135	1,099,468
5.50%, 06/01/17 - 07/01/34		8,194	8,266,178
6.00%, 07/01/34 [TBA]		2,918	2,979,096
6.50%, 09/01/10 - 12/01/32		1,576	1,650,445
7.00%, 12/01/29 - 01/01/31		203	214,075

			14,973,521

Government National Mortgage Assoc.
5.00%, 02/20/34		855	828,881
5.50%, 10/15/17 - 07/01/34		1,672	1,683,222
6.50%, 05/15/16 - 12/20/33		1,172	1,240,094
7.00%, 03/15/13 - 12/15/13		333	355,048
7.50%, 09/15/30 - 11/15/32		410	441,209

			4,548,454

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $23,850,563)			23,899,536

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

CORPORATE OBLIGATIONS — 8.9%
Aerospace — 0.1%
Boeing Co., Debs. 8.75%, 08/15/21	A3	$125	$158,541

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp., Notes 6.50%, 11/15/13	A3	235	241,352
General Motors Corp., Debs. 8.375%, 07/15/33	Baa1	275	291,906

			533,258

Broadcasting — 0.2%
Chancellor Media Corp., Gtd. Notes 8.00%, 11/01/08	Ba1	100	113,635
Hearst-Argyle Television, Inc., Sr. Notes 7.00%, 01/15/18	Baa3	180	194,857
Liberty Media Corp., Sr. Bonds 2.61%, 09/17/06(c)	Baa3	195	198,661

			507,153

Building Materials — 0.1%
Masco Corp., Notes 5.875%, 07/15/12	Baa1	245	254,865

Cable Television — 0.1%
Cox Communications, Inc., Notes 7.875%, 08/15/09	Baa2	225	255,413

Chemicals — 0.2%
Chevron Phillips Chemical Co., Notes 5.375%, 06/15/07	Baa1	205	213,614
Dow Chemical Co., Notes 6.125%, 02/01/11	A3	150	158,908

			372,522

Computer Hardware — 0.1%
International Business Machines Corp., Notes 4.25%, 09/15/09	A1	230	229,813

Computer Services & Software
Sungard Data Systems, Inc., Notes 3.75%, 01/15/09	Baa2	110	106,502

Conglomerates — 0.1%
Tyco International Group SA, Gtd. Notes 6.375%, 10/15/11	Baa3	150	159,800

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#		Value (Note 2)

Consumer Products & Services — 0.2%
Bunge Limited Finance Corp., Gtd. Notes 4.375%, 12/15/08	Baa3		$205	$ 202,221
UST, Inc., Notes 6.625%, 07/15/12	A3		190	206,086

				408,307

Containers & Packaging — 0.1%
Sealed Air Corp., Sr. Notes 5.375%, 04/15/08 144A (cost $217,545; purchased 04/09/03 - 06/26/03)(g)	Baa3		215	222,528

Entertainment & Leisure — 0.1%
AOL Time Warner, Inc., Gtd. Bonds 7.625%, 04/15/31	Baa1		210	227,927

Financial — Bank & Trust — 0.6%
ABN AMRO Bank NV, Sub. Notes 7.125%, 06/18/07	A1		215	235,449
Bank of America Corp., Sr. Notes 6.125%, 12/16/10	Aa2	GBP	215	400,005
Bank One Corp., Sub. Notes 5.25%, 01/30/13	A1		285	280,802
BB&T Corp., Sub. Notes 6.50%, 08/01/11	A2		90	97,871
Northern Trust Co., Sub. Notes 4.60%, 02/01/13	A1		155	148,352
Webster Bank, Sr. Notes 5.125%, 04/15/14	Baa3		205	194,839

				1,357,318

Financial Services — 2.5%
Capital One Bank, Sub. Notes 6.50%, 06/13/13	Baa3		195	201,400
CIT Group, Inc., Sr. Notes 7.75%, 04/02/12	A2		235	268,404
Countrywide Home Loans, Inc., Gtd. Notes 5.50%, 02/01/07	A3		200	209,042
Duke Capital Corp., Notes 4.302%, 05/18/06	Baa3		100	101,642
Duke Capital Corp., Sr. Notes 7.50%, 10/01/09	Baa3		190	209,782
Ford Motor Credit Co., Notes 6.50%, 01/25/07	A3		515	541,442
Franklin Resources, Inc., Notes 3.70%, 04/15/08	A2		80	78,834

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

General Electric Capital Corp., Notes 6.125%, 02/22/11	Aaa	$145	$ 155,498
Sr. Unsub. Notes 5.125%, 06/20/07	Aaa	EUR 425	544,318
General Motors Acceptance Corp., Notes
6.00%, 07/03/08	A3	190	243,736
7.25%, 03/02/11	A3	250	262,729
Goldman Sachs Group, Inc., Sub. Bonds 6.345%, 02/15/34	A1	395	372,125
Household Finance Corp., Unsub. Notes 5.125%, 06/24/09	A1	EUR 100	127,664
International Lease Finance Corp., Notes 6.375%, 03/15/09	A1	275	295,247
J.P. Morgan Chase & Co., Notes 3.875%, 12/03/08	A1	EUR 250	304,824
John Deere Capital Corp., Notes 7.00%, 03/15/12	A3	280	313,824
Merrill Lynch & Co., Sr. Unsub. Notes 7.375%, 12/17/07	Aa3	GBP 90	172,512
Morgan Stanley, Notes 3.625%, 04/01/08	Aa3	170	167,213
Morgan Stanley, Sr. Notes 4.375%, 03/01/10	Aa3	EUR 200	245,174
State Street Corp., Sub. Notes 7.65%, 06/15/10	A1	170	198,134
Verizon Global Funding Corp., Notes 7.75%, 12/01/30	A2	245	276,003
Wells Fargo & Co., Notes 1.619%, 03/23/07(c)	Aa1	235	235,217

			5,524,764

Food — 0.1%
McCormick & Co., Inc., Notes 6.40%, 02/01/06	A2	310	327,041

Healthcare Services
Highmark, Inc., Notes 6.80%, 08/15/13 144A (cost $99,787; purchased 8/14/03)(g)	Baa3	100	105,632

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Insurance — 0.7%
Ace INA Holdings, Inc., Notes 5.875%, 06/15/14	A3	$155	$157,106
Allstate Financial Global Funding LLC, 5.25%, 02/01/07 144A(cost $264,457; purchased 01/24/02)(g)	Aa2	265	276,767
Fund American Cos., Inc., Notes 5.875%, 05/15/13	Baa2	200	199,915
Genworth Financial, Inc. Notes 5.75%, 06/15/14	A2	185	187,174
Marsh & McLennan Cos., Inc., Bonds 3.625%, 02/15/08	A2	90	88,841
Nationwide Financial Services, Inc., Sr. Notes 5.90%, 07/01/12	A3	200	208,191
Nationwide Mutual Insurance Co., Bonds 6.60%, 04/15/34 144A(cost $114,746; purchased 03/31/04)(g)	A2	115	109,392
NLV Financial Corp., Sr. Notes 7.50%, 08/15/33 144A (cost $146,375; purchased 08/20/03 - 12/03/03)(g)	Baa3	145	146,815
Security Benefit Life Insurance Co., Notes 7.45%, 10/01/33 144A (cost $94,787; purchased 09/26/03)(g)	Baa1	95	94,547
XL Capital Ltd., Gtd. Notes 6.50%, 01/15/12	A2	170	182,103

			1,650,851

Medical Supplies & Equipment — 0.1%
Hospira, Inc., Notes 4.95%, 06/15/09 144A (cost $195,079; purchased 06/07/04)(g)	Baa3	195	196,309

Oil & Gas — 1.1%
Amerada Hess Corp., Bonds 7.875%, 10/01/29	Ba1	135	146,257
Baker Hughes, Inc., Sr. Notes 6.875%, 01/15/29	A2	300	329,579
Buckeye Partners L.P., Notes 6.75%, 08/15/33	Baa2	95	95,779

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

ConocoPhillips, Gtd. Bonds 5.90%, 10/15/32	A3	$180	$174,569
Devon Financing Corp. ULC, Gtd. Bonds 7.875%, 09/30/31	Baa2	210	241,697
Halliburton Co., Notes 1.92%, 04/26/04 144A (cost $200,002; purchased 05/07/04)(g)	Baa2	200	199,955
Kaneb Pipe Line Operating Partnership L.P., Sr. Notes 7.75%, 02/15/12	Ba1	145	158,070
Kinder Morgan, Inc., Sr. Notes 6.50%, 09/01/12	Baa2	235	249,381
Panhandle Eastern Pipe Line Co., Sr. Notes 4.80%, 08/15/08	Baa3	90	89,817
Pemex Project Funding Master Trust, Gtd. Bonds 7.375%, 12/15/14	Baa1	130	133,250
Pemex Project Funding Master Trust, Notes 2.769%, 06/15/10 144A (cost $194,783; purchased 06/08/04)(g)	Baa1	195	196,365
Pioneer Natural Resources Co., Gtd. Notes 7.50%, 04/15/12	Baa3	150	170,118
Plains All American Pipeline L.P., Gtd. 7.75%, 10/15/12	Ba1	130	143,108
Transocean, Inc., Notes 7.50%, 04/15/31	Baa2	130	148,464
XTO Energy, Inc., Notes 4.90%, 02/01/14	Ba1	145	136,783

			2,613,192

Paper & Forest Products — 0.1%
Weyerhaeuser Co., Notes 6.75%, 03/15/12	Baa2	210	227,763

Pharmaceuticals — 0.1%
GlaxoSmithKline Capital, Inc., Gtd. Notes 5.375%, 04/15/34	Aa2	140	127,818

Printing & Publishing — 0.1%
Donnelley, (R.R.) & Sons Co., Notes 3.75%, 04/01/09 144A (cost $114,841; purchased 03/03/04)(g)	Baa1	115	111,230

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Reed Elsevier Capital, Gtd. Notes 5.75%, 07/31/08	A3	EUR165	$215,494

			326,724

Real Estate — 0.3%
Developers Diversified Reatly Corp., Notes 3.875%, 01/30/09	Baa3	$145	138,687
iStar Financial, Inc., Sr. Notes 4.875%, 01/15/09	Ba1	80	77,864
Pulte Homes, Inc., Gtd. Notes 7.875%, 08/01/11	Baa3	165	186,894
Reckson Operating Partnership L.P., Notes 5.15%, 01/15/11	Ba1	180	174,599
Simon Property Group L.P., Notes 3.75%, 01/30/09	Baa2	190	182,590

			760,634

Retail & Merchandising — 0.2%
Federated Department Stores, Inc., Sr. Notes 6.625%, 04/01/11	Baa1	145	157,391
Fred Meyer, Inc., Gtd. Notes 7.45%, 03/01/08	Baa3	205	227,667
Office Depot, Inc., Notes 6.25%, 08/15/13	Baa3	185	190,879

			575,937

Telecommunications — 0.5%
AT&T Broadband Corp., Gtd. Notes 8.375%, 03/15/13	Baa3	200	235,163
Motorola, Inc., Notes 6.75%, 02/01/06	Baa3	120	126,234
Sprint Capital Corp., Gtd. Bonds 6.875%, 11/15/28	Baa3	180	173,523
Sprint Capital Corp., Gtd. Notes 7.625%, 01/30/11	Baa3	220	243,525
Telecom Italia Capital, Gtd. Notes 5.25%, 11/15/13 144A (cost $192,272; purchased 05/11/04)(g)	Baa2	200	193,921
Telus Corp., Notes 8.00%, 06/01/11	Baa3	135	153,643
United States Cellular Corp., Notes 6.70%, 12/15/33	Baa1	115	109,088

			1,235,097

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Transportation
Hertz Corp., Sec’d. Notes 4.70%, 10/02/06	Baa2	$95	$96,085

Utilities — 1.0%
Appalachian Power Co., Sr. Notes 4.80%, 06/15/05	Baa2	225	229,498
Black Hills Corp., Notes 6.50%, 05/15/13	Baa3	230	230,840
Entergy Gulf States, Inc., First Mortgage Notes 5.20%, 12/03/07	Baa3	200	201,825
Exelon Generation Co. LLC, Notes 5.35%, 01/15/14 144A (cost $169,947; purchased 12/16/03)(g)	Baa1	170	165,160
Jersey Central Power & Light, First Mortgage Notes 5.625%, 05/01/16 144A (cost $84,551; purchased 04/20/04)(g)	Baa1	85	83,861
Ohio Edison Co., Sr. Notes 4.00%, 05/01/08	Baa2	205	200,697
Pacific Gas & Electric Co., First Mortgage Notes 1.81%, 04/03/06(c)	Baa2	200	200,135
Pepco Holdings, Inc., Notes 3.75%, 02/15/06	Baa2	105	105,546
Pinnacle West Capital Corp., Sr. Notes 6.40%, 04/01/06	Baa2	190	199,777
PPL Capital Funding, Gtd. Notes 4.33%, 03/01/09 144A (cost $188,831; purchased 05/14/04)(g)	Baa3	195	188,956
PSE&G Power LLC, Notes 3.75%, 04/01/09	Baa1	140	134,094
Public Service Co. of New Mexico, Sr. Notes 4.40%, 09/15/08	Baa3	185	184,604
Sempra Energy Co., Notes 6.00%, 02/01/13	Baa1	240	248,400

			2,373,393

Total Corporate Obligations
(Cost $20,424,093)			20,935,187

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

			Principal Amount (000)#	Value (Note 2)

U.S.TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds
7.50%, 11/15/16			$580	$715,190
6.25%, 08/15/23			660	731,054
6.00%, 02/15/26			970	1,045,516
6.50%, 11/15/26			615	703,286
6.25%, 05/15/30			265	296,790
5.375%, 02/15/31			600	605,321
U.S. Treasury Notes
1.50%, 02/28/05			375	374,370
2.125%, 10/31/04			1,470	1,473,274
5.875%, 11/15/04			3,360	3,414,076
6.50%, 08/15/05			735	770,430
1.50%, 03/31/06			280	275,002
3.50%, 11/15/06			955	967,647
4.75%, 11/15/08			1,880	1,964,013
3.375%, 12/15/08(k)			1,425	1,407,300
5.00%, 08/15/11			145	151,417
3.875%, 02/15/13			495	473,364

Total U.S. Treasury Obligations
(Cost $15,662,955)				15,368,050

	Moody’s Rating
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Bank of America Commercial Mortgage, Inc., Series 2003-1 Class A2 4.648%, 09/11/36	AAA	(d)	500	482,540
Bank of America Mortgage Securities, Series 2003-L Class 2A2 4.332%, 01/25/34	Aaa		765	762,561
Series 2004-A Class 2A2 4.165%, 02/25/34	AAA	(d)	389	384,427
Series 2004-D Class 2A2 4.23%, 05/25/34	AAA	(d)	149	148,581
Bear Stearns Commercial Mortgage Securities, Series 2002-Top8 Class A2 4.83%, 08/15/38	AAA	(d)	935	916,620
DLJ Commercial Mortgage Corp., Series 1999-CG2 Class A1B 7.30%, 06/10/32	Aaa		450	504,238
Fannie Mae REMIC Trust, Series 2003-92, Class NM 3.50%, 04/25/13	Aaa		300	298,984
Series 2002-74 Class-PJ 5.00%, 03/25/15	Aaa		700	722,571
Fannie Mae Strip, Series 319 Class-2 6.50%, 02/01/32 [IO]	Aaa		88	21,181

	Moody’s Rating		Principal Amount (000)#	Value (Note 2)

Fannie Mae, Series 2002-W5 Class-A15 5.50%, 05/25/28	Aaa		$184	$185,903
Series 2003-40 Class-NI 5.50%, 04/01/33 [IO]	Aaa		373	45,622
Series 2614 Cl-IH 4.50%, 05/15/16 [IO]	Aaa		303	58,328
Series 2627 Class-IE 4.50%, 04/15/18 [IO]	Aaa		159	21,754
Series 2631 Class-KI 4.50%, 01/15/15 [IO]	Aaa		623	66,159
Series 2631 Class-LI 4.50%, 06/15/11 [IO]	Aaa		287	19,493
Series 2631 Class-PC 4.50%, 03/15/16	Aaa		1,000	1,001,774
Series 2686 Class-JG 5.50%, 04/15/28	Aaa		925	937,162
General Electric Capital Commercial Mortgage Corp., Series 2001-1 Class A2 6.531%, 05/15/33	Aaa		550	599,519
J.P. Morgan Chase Commercial Mortgage Finance Corp., Series 2001-CIB2 Class A2 6.244%, 04/15/35	AAA	(d)	225	240,061
Series 2001-CIBC Class A3 6.26%, 03/15/33	AAA	(d)	440	471,400
Washington Mutual Mortgage Securities Corp., Series 2004-AR1 Class A 4.229%, 03/25/34	Aaa		239	236,146

Total Collateralized Mortgage Obligations
(Cost $8,254,781)				8,125,024

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.3%
Federal Home Loan Bank 5.75%, 05/15/12			900	951,302
Federal Home Loan Mortgage Corp.
2.75%, 03/15/08			1,600	1,545,192
5.125%, 07/15/12			575	581,946
Federal National Mortgage Assoc.
2.50%, 06/15/06			1,413	1,400,147
3.25%, 08/15/08			1,850	1,802,216
6.00%, 05/15/11			485	521,469
4.375%, 09/15/12			450	432,686
5.125%, 01/02/14			170	165,745

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

		Principal Amount (000)#	Value (Note 2)

Student Loan Marketing Assoc.
1.331%, 01/26/09(c)		$240	$240,013
2.82%, 04/01/09(c)		155	152,033

Total U.S. Government Agency Obligations
(Cost $7,794,125)			7,792,749

	Moody’s Rating
ASSET-BACKED SECURITIES — 3.3%
BankBoston Home Equity Loan Trust, Series 1998-1 Class A6 6.35%, 02/25/13	Aaa	296	306,040
Capital Auto Receivables Asset Trust, Series 2002-2 Class CTFS 4.18%, 10/15/07	Aaa	128	129,318
Centex Home Equity, Series 2004-C Class M1 1.58%, 06/25/34(c)	Aa1	400	400,000
Chase Funding Mortgage Loan Asset-Backed, Series 2002-1 Class 1A3 5.039%, 12/25/23(c)	Aaa	123	123,317
Series 2002-2 Class 1M1 5.599%, 09/25/31	Aa2	60	61,580
Series 2003-1 Class 1A6 4.458%, 03/25/14	Aaa	500	489,558
Chase Funding Mortgage Loan Asset-Backed, Series 2003-3 Class 1M1 4.537%, 09/25/32	Aa2	225	214,051
Chase Manhattan Auto Owner Trust, Series 2001-B Class CTFS 3.75%, 05/15/08	A1	114	114,463
Series 2003-A Class A4 2.06%, 12/15/09	Aaa	455	441,131
Citibank Credit Card Issuance Trust, Series 2000-A3 Class A3 6.875%, 11/15/09	Aaa	825	905,446
Series 2000-C1 Class C1 7.45%, 09/15/07	Baa2	300	316,537
Series 2001-A1 Class A1 6.90%, 10/15/07	Aaa	150	158,158
Series 2001-C1 Class C1 2.22%, 01/15/10(c)	Baa2	250	255,462
Countrywide Asset-Backed Certificates, Series 2003-5 Class AF3 3.613%, 04/25/30	Aaa	340	339,077
Series 2004-6 Class 2A2 1.64%, 11/25/34	Aaa	350	350,000

	Moody’s Rating		Principal Amount (000)#	Value (Note 2)

Countrywide Home Loans, Series 2003-60 Class 2A1 5.074%, 02/25/34	Aaa		$129	$129,388
Greenwich Capital Commercial Funding Corp., Series 2004-GG1A Class A2 3.835%, 10/08/08	Aaa		375	373,741
Harley-Davidson Motorcycle Trust, Series 2001-1 Class B 5.29%, 01/15/09	A2		90	92,001
Hyundai Auto Receivables Trust, Series 2003-A Class A4 3.02%, 10/15/10	Aaa		200	196,919
Series 2003-A Class D 4.06%, 10/15/10	Baa2		90	90,143
MBNA Master Credit Card Trust, Series 2000-D Class C 8.40%, 09/15/09 144A(cost $696,847; purchased 05/16/02 - 12/06/02)(g)	BBB	(d)	650	726,009
Morgan Stanley Auto Loan Trust, Series 2004-HB1 Class C 2.88%, 10/15/11	Baa2		160	158,400
PECO Energy Transition Trust, Series 2001-A Class A1 6.52%, 12/31/10	Aaa		475	521,013
Reliant Energy Transition Bond Co. LLC, Series 2001-1 Class A4 5.63%, 09/15/15	Aaa		275	286,991
World Financial Network Credit Card Master Trust, Series 2003-A Class A2 1.47%, 05/15/12(c)	Aaa		500	502,976

Total Asset-Backed Securities
(Cost $7,676,331)				7,681,719

MUNICIPAL BONDS — 0.8%
California — 0.1%
California State Economic Recovery Series B
5.00%, 07/01/23	Aa3		95	102,458
5.00%, 07/01/23	Aa3		90	96,435
California State Variable Purpose GO 5.25%, 04/01/34	Baa1		105	104,210

				303,103

Kansas — 0.1%
Kansas State Development Finance Authority, Revenue Bonds 5.501%, 05/01/34	Aaa		125	118,699

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Massachusetts — 0.2%
Massachusetts State Consolidated Loan Series E MBIA-IBC 5.50%, 01/01/13	Aaa	$490	$544,684

North Carolina — 0.3%
North Carolina State Public Impt. Series A 5.25%, 03/01/13	Aa1	645	712,886

Puerto Rico — 0.1%
Puerto Rico Public Finance Corp. Series A 5.25%, 08/01/29	Aaa	195	211,440

Total Municipal Bonds
(Cost $1,931,641)			1,890,812

SOVEREIGN ISSUES — 0.3%
Chile — 0.1%
Republic of Chile, Bonds 5.50%, 01/15/13	Baa1	225	226,148

Mexico — 0.2%
United Mexican States, Notes
1.84%, 01/13/09(c)	Baa2	140	143,010
6.375%, 01/16/13	Baa2	260	260,130

			403,140

South Africa
Republic of South Africa, Notes 6.50%, 06/02/14	Baa2	100	101,250

Total Sovereign Issues
(Cost $718,664)			730,538

	Shares	Value (Note 2)
WARRANTS*
Central Bank of Nigeria, expiring on 11/15/20 (Nigeria)	250	$0
Republic of Venezuela, expiring on 04/15/20 (Venezuela)	1,250	0
Travelcenters of America, expiring on 05/01/09 (cost $0; purchased 02/07/01)(g)	750	4,125

Total Warrants
(Cost $0)		4,125

Total Long-Term Investments
(Cost $189,129,418)		199,001,906

	Principal Amount (000)#
SHORT-TERM INVESTMENT — 0.5%
U.S. GOVERNMENT OBLIGATION
U.S. Treasury Bills 1.086%, 08/12/04(n)
(Cost $1,178,553)	$1,180	1,178,412

Total Investments — 85.2%
(Cost $190,307,971; Note 5)		200,180,318
Other Assets in Excess of Liabilities — 14.8%		34,776,964

Net Assets — 100.0%		$234,957,282

The following abbreviations are used throughout the Schedule of Investments:

AUD	Australian Dollar
BRC	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IO	Interest Only
JPY	Japanese Yen
KOR	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NR	Not Rated by Moody’s or Standard & Poor’s
PLZ	Polish Zloty

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

SEK	Swedish Krona
TBA	Security purchased on a forward commitment basis
TWD	Taiwan Dollar
USD	United States Dollar

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $3,551,111. The aggregate value, $3,574,977 represents 1.52% of net assets.
(k)	Securities with an aggregate market value of $10,863 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Description	Expiration Month	Number of Contracts	Value at Trade Date	Value at June 30, 2004	Unrealized Depreciation
Short Positions:
U.S. Treasury 5 Year Notes	Sep 04	54	$5,809,828	$5,869,125	$(59,297)
U.S. Treasury 10 Year Notes	Sep 04	52	5,600,539	5,685,062	(84,523)

					$(143,820)

(n)	Rates shown are the effective yields at purchase date.

Foreign currency exchange contracts outstanding at June 30, 2004:

Purchase Contracts

Settlement Month	Type	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Aug 04	Buy AUD	1,258,917	$876,206	$870,328	$(5,878)
Jul 04	Buy BRC	3,533,225	1,175,000	1,140,854	(34,146)
Aug 04	Buy CAD	1,036,218	755,454	774,728	19,274
Sep 04	Buy CNY	16,198,420	2,002,153	1,957,158	(44,995)
Aug 04	Buy EUR	6,772,780	8,111,765	8,234,644	122,879
Aug 04	Buy GBP	1,075,187	1,927,703	1,942,055	14,352
Aug 04	Buy JPY	4,672,261,028	41,642,767	42,825,945	1,183,178
Aug 04	Buy KOR	2,445,777,750	2,066,936	2,116,576	49,640
Aug 04	Buy NOK	2,025,000	296,690	291,411	(5,279)
Aug 04	Buy PLZ	22,519,453	5,804,779	6,038,139	233,360
Aug 04	Buy SEK	57,009,479	7,524,014	7,560,888	36,874
Aug 04	Buy SGD	466,675	272,114	271,380	(734)
Aug 04	Buy TWD	160,631,000	4,900,406	4,774,997	(125,409)

			$77,355,987	$78,799,103	$1,443,116

AST T. Rowe Price Global Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

Sale Contracts

Settlement Month	Type	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Jul 04	Sell BRC	3,533,225	$1,166,466	$1,140,854	$25,612
Sep 04	Sell CNY	16,198,420	2,030,640	1,957,158	73,482
Aug 04	Sell DKK	5,950,118	963,894	973,236	(9,342)
Jul 04	Sell EUR	1,000,000	1,219,550	1,216,649	2,901
Aug 04	Sell EUR	34,644,877	41,747,301	42,122,762	(375,461)
Aug 04	Sell GBP	246,583	451,000	445,390	5,610
Aug 04	Sell JPY	133,374,990	1,219,997	1,222,515	(2,518)
Aug 04	Sell MXP	24,694,081	2,128,800	2,126,037	2,763
Aug 04	Sell SEK	2,666,084	356,000	353,590	2,410
Aug 04	Sell TWD	160,631,000	4,827,381	4,774,997	52,384

			$56,111,029	$56,333,188	$(222,159)

See Notes to Financial Statements.

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

LONG-TERM INVESTMENTS — 95.2%
CORPORATE OBLIGATIONS — 94.1%
Aerospace / Defense — 1.3%
Alliant Techsystems, Inc., Gtd. Notes 8.50%, 05/15/11	B2	$2,200	$2,387,000
Argo-Tech Corp., Sr. Notes 9.25%, 06/01/11 144A	B3	1,000	1,035,000
DRS Technologies, Inc., Sr. Sub. Notes 6.875%, 11/01/13	B2	1,300	1,274,000
GenCorp, Inc., Sr. Sub. Notes 9.50%, 08/15/13	B2	475	496,375
Sequa Corp., Sr. Notes 9.00%, 08/01/09	B1	1,750	1,868,125
TransDigm, Inc., Gtd. Notes 8.375%, 07/15/11	B3	1,050	1,071,000

			8,131,500

Automotive — 2.8%
Accuride Corp., Sr. Sub. Notes, Series B 9.25%, 02/01/08	Caa1	800	820,000
Advanced Accessory System, Sr. Notes 10.75%, 06/15/11	B3	2,250	2,193,750
ArvinMeritor, Inc., Notes 8.75%, 03/01/12	Ba1	1,275	1,389,750
Dana Corp., Notes 9.00%, 08/15/11	Ba3	550	646,250
Delco Remy International, Inc., Sr. Sub. Notes 9.375%, 04/15/12 144A (cost $1,713,233; purchased 06/17/04 - 06/22/04)(g)	B3	1,750	1,710,625
Goodyear Tire & Rubber Co., Notes 7.857%, 08/15/11	B2	1,750	1,605,625
Stoneridge, Inc., Gtd. Notes 11.50%, 05/01/12	B2	750	886,875
TRW Automotive, Inc., Sr. Sub. Notes 11.00%, 02/15/13	B2	3,721	4,409,385
United Components, Inc., Sr. Sub. Notes 7 9.375%, 06/15/13	B3	1,750	1,793,750
United Rentals NA, Inc., Sr. Notes 7.75%, 11/15/13	B2	2,250	2,137,500

			17,593,510

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Building Materials — 3.3%
Associated Materials, Inc., Gtd. Notes 9.75%, 04/15/12	B3	$1,125	$1,254,375
Sr. Disc. Notes, Zero Coupon (until 03/01/09) 11.25%, 03/01/14 144A	Caa1	2,650	1,788,750
Collins & Aikman Corp., Gtd. Notes 9.75%, 02/15/10	B2	1,375	1,402,500
ERICO International Corp., Sr. Sub. Notes 8.875%, 03/01/12 144A (cost $1,875,000; purchased 02/12/04)(g)	B3	1,875	1,921,875
Euramax International PLC, Sr. Sub. Notes 8.50%, 08/15/11	B2	3,800	3,971,000
FIMEP SA, Sr. Notes (France) 10.50%, 02/15/13(l)	B1	1,500	1,717,500
Mueller Group, Inc., Sr. Sub. Notes 10.00%, 05/01/12 144A	Caa1	1,525	1,593,625
NCI Building Systems, Inc., Sr. Sub. Notes, Series B 9.25%, 05/01/09	B2	2,050	2,162,750
Norcraft Cos. LLC, Sr. Sub. Notes 9.00%, 11/01/11 144A (cost $1,384,627; purchased 10/10/03 - 11/25/03)(g)	B3	1,350	1,431,000
Nortek Holdings, Inc., Sr. Notes, Zero Coupon (until 11/15/07) 10.00%, 05/15/11 144A	Caa1	3,500	2,817,500
US Concrete, Inc., Sr. Sub. Notes 8.375%, 04/01/14 144A (cost $700,000; purchased 03/26/04)(g)	B3	700	701,750

			20,762,625

Business Services — 0.7%
Cornell Cos., Inc., Sr. Notes 10.75%, 07/01/12 144A (cost $986,924; purchased 6/17/04)(g)	B3	1,000	1,015,000
Invensys PLC, Sr. Notes (United Kingdom) 9.875%, 03/15/11 144A(l)	B3	1,500	1,500,000
Worldspan L.P., Sr. Notes 9.625%, 06/15/11	B2	1,750	1,793,750

			4,308,750

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)#	Value (Note 2)

Cable Television — 0.3%
Telenet Group Holdings NV, Notes, Zero Coupon (until 12/15/08) (Belgium) 11.50%, 06/15/14 144A(l)	Caa2		$3,250	$2,080,000

Chemicals — 5.8%
Avecia Group, Gtd. Notes (United Kingdom) 11.00%, 07/01/09(l)	Caa3		750	573,750
Compass Minerals Group, Inc., Gtd. Notes 10.00%, 08/15/11	B3		1,625	1,811,875
Compass Minerals International, Inc., Sr. Disc Notes, Zero Coupon (until 12/15/07) 12.75%, 12/15/12	B-	(d)	1,900	1,510,500
Sr. Disc. Notes, Zero Coupon (until 06/01/08) 12.00%, 06/01/13	B-	(d)	3,950	3,021,750
Equistar Chemical L.P., Gtd. Notes 10.125%, 09/01/08	B2		2,100	2,310,000
FMC Corp., Sec’d. Notes 10.25%, 11/01/09	Ba2		1,600	1,848,000
Sr. Sub. Notes 7.75%, 07/01/11	Ba2		275	290,125
General Chemical Industrial Products, Inc., Sr. Sub. Notes 10.625%, 05/01/09 (cost $854,313; purchased 01/27/00 - 11/07/02)(g)(i)	NR		1,075	274,125
Huntsman Advanced Materials, Inc., Sec’d. Notes 11.00%, 07/15/10 144A	B2		1,100	1,245,750
Huntsman ICI Chemicals LLC, Gtd. Notes 10.125%, 07/01/09	Caa1		3,875	3,971,875
Huntsman International LLC, Sr. Sub. Notes 10.125%, 07/01/09	Caa1		EUR 1,500	1,824,973
LBC Luxembourg Holdings SA, Gtd. Notes (Luxembourg) 11.00%, 05/15/14 144A	Caa1		EUR 1,375	1,647,798
Lyondell Chemical Co., Gtd. Notes
9.50%, 12/15/08	B1		3,450	3,613,875
10.875%, 05/01/09	B3		2,775	2,913,750
Sec’d. Notes 9.875%, 05/01/07	B1		1,050	1,102,500

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Rhodia SA, Sr. Notes (France)
7.625%, 06/01/10 144A (cost $550,000; purchased 05/20/03)(g)(l)	B3	$550	$500,500
10.25%, 06/01/10 144A(l)	B3	1,750	1,776,250
8.875%, 06/01/11 144A(l)	Caa1	1,875	1,593,750
Rockwood Specialties, Inc., Sr. Sub. Notes 10.625%, 05/15/11	B3	2,375	2,541,250
UAP Holding Corp., Sr. Disc. Notes, Zero Coupon (until 01/15/08) 10.75%, 07/15/12 144A (cost $2,243,953; purchased 01/20/04)(g)	Caa2	3,250	2,613,000

			36,985,396

Construction Machinery — 0.8%
AGCO Corp., Gtd. Notes 9.50%, 05/01/08	Ba3	1,300	1,423,500
Case New Holland, Inc., Sr. Notes 9.25%, 08/01/11 144A	Ba3	1,750	1,846,250
Clark Materials Handling Corp., Gtd. Notes, Series D 10.75%, 11/15/06 (cost $2,742,684; purchased 12/19/96 - 02/17/98)(g)(i)	NR	2,625	0
Columbus McKinnon Corp., Gtd. Notes 8.50%, 04/01/08	Caa1	1,750	1,618,750
Sec’d. Notes 10.00%, 08/01/10	B3	425	452,625

			5,341,125

Consumer Products — 4.9%
Alltrista Corp., Gtd. Notes 9.75%, 05/01/12	B2	1,500	1,638,750
American Achievement Corp., Sr. Sub. 8.25%, 04/01/12 144A (cost $600,000; purchased 03/17/04)(g)	B3	600	612,000
Ames True Temper, Inc. Sr. Sub. Notes 10.00%, 07/15/12 144A (cost $1,512,233; purchased 06/23/04)(g)	Caa1	1,500	1,511,250
Armkel Finance, Inc., Sr. Sub. Notes 9.50%, 08/15/09	B2	1,275	1,399,313

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)#		Value (Note 2)

Chattem, Inc., Sr. Sub. Notes 7.00%, 03/01/14	B2			$1,500	$1,447,500
Johnsondiversey Hodings, Inc., Disc. Notes, Zero Coupon (until 05/15/07) 10.67%, 05/15/13	B3			875	678,125
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08) 10.25%, 12/01/13	Caa2			4,500	3,082,500
Jostens, Inc., Sr. Sub. Notes 12.75%, 05/01/10	B3			1,900	2,128,000
Leiner Health Products, Sr. Sub. Notes 11.00%, 06/01/12 144A (cost $750,000; purchased 05/24/04)(g)	B3			750	778,125
Noma Luxembourg SA, Sr. Notes (Luxembourg) 9.75%, 07/15/11 144A (cost $1,835,652; purchased 06/29/04)(g)	B3		EUR	1,500	1,824,973
Playtex Products, Inc., Gtd. Notes 9.375%, 06/01/11	Caa1			2,900	2,834,750
Presige Brands, Inc., Sr. Sub. Notes 9.25%, 04/15/12 144A	Caa1			1,625	1,568,125
Safilo Capital International SA, Sr. Notes (Luxembourg) 9.625%, 05/15/13	Caa2		EUR	4,250	4,886,364
Sealy Mattress Co., Sr. Sub. Notes 8.25%, 06/15/14 144A	Caa1			1,750	1,767,500
Sleepmaster LLC, Gtd. Notes 11.00%, 05/15/09(i)	C			1,000	273,750
United Industries Corp., Gtd. Notes, Series D 9.875%, 04/01/09	B3			2,575	2,690,875
WH Holdings Ltd., Sr. Notes 9.50%, 04/01/11 144A	B3			2,000	2,090,000

					31,211,900

Containers & Packaging — 0.7%
Crown European Holdings, SA, Sec’d Notes (France)
9.50%, 03/01/11(l)	B1			2,000	2,190,000
10.25%, 03/01/11	B+	(d)	EUR	1,500	2,034,845

					4,224,845

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Diversified Manufacturing — 0.2%
Amsted Industries, Inc., Sr. Notes 10.25%, 10/15/11 144A	B3	$1,500	$1,635,000

Electronic Components & Equipment — 0.4%
Communications & Power Industry, Sr. Sub. Notes 8.00%, 02/01/12	B3	400	402,000
L-3 Communications Corp., Gtd. Notes 6.125%, 07/15/13	BA3	2,000	1,940,000

			2,342,000

Energy — 2.1%
CITGO Petroleum Corp., Sr. Notes 11.375%, 02/01/11	Ba3	1,750	2,038,750
Evergreen Resources, Inc., Sr. Sub. Notes 5.875%, 03/15/12 144A (cost $347,333; purchased 03/05/04)(g)	Ba3	350	355,250
Ferrellgas Escrow LLC, Sr. Notes 6.75%, 05/01/14 144A	Ba3	1,250	1,212,500
Lone Star Technologies, Inc., Gtd. Notes 9.00%, 06/01/11	B3	625	654,688
Magnum Hunter Resources, Inc., Gtd. Notes 9.60%, 03/15/12	B2	1,100	1,215,500
Petroleum Helicopters, Inc., Gtd. Notes, Series B 9.375%, 05/01/09	B1	2,425	2,558,375
Swift Energy Co., Sr. Sub. Notes 9.375%, 05/01/12	B3	2,675	2,868,937
Tesoro Petroleum Corp., Gtd. Notes, Series B 9.625%, 11/01/08	B3	2,275	2,502,500

			13,406,500

Entertainment — 2.1%
AMC Entertainment, Inc., Sr. Sub. Notes 9.875%, 02/01/12	Caa1	1,750	1,846,250
Intrawest Corp., Gtd. Notes (Canada) 10.50%, 02/01/10(l)	B1	1,975	2,145,344
Six Flags, Inc., Sr. Notes 9.75%, 04/15/13	B2	2,050	2,070,500
True Temper Sports, Inc., Sr. Sub. Notes 8.375%, 09/15/11	B3	425	427,125

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Universal City Development Partners Ltd., Sr. Notes 11.75%, 04/01/10	B2	$5,125	$5,957,812
Warner Music Group, Sr. Sub. Notes 7.375%, 04/15/14 144A (cost $980,117; purchased 06/02/04)(g)	B3	1,000	970,000

			13,417,031

Environmental — 0.9%
Allied Waste North America Co., Gtd. Notes, Series B 9.25%, 09/01/12	Ba3	3,350	3,768,750
Sec’d. Notes 6.125%, 02/15/14 144A (cost $2,396,039; purchased 01/21/04 - 06/02/04)(g)	Ba3	2,500	2,300,000

			6,068,750

Financial Institutions — 0.3%
BCP Caylux Holdings LUX SCA, Sr. Sub. Notes (Luxembourg) 9.625%, 06/15/14 144A (cost $2,017,500; purchased 06/03/04 - 06/17/04)(g)(l)	B2	2,000	2,082,500

Food & Beverage — 5.7%
Agrilink Foods, Inc., Gtd. Notes 11.875%, 11/01/08	B3	937	995,563
American Seafood Group LLC, Gtd. Notes 10.125%, 04/15/10	B3	3,225	3,870,000
B&G Foods, Inc., Gtd. Notes, Series D 9.625%, 08/01/07	B3	1,675	1,712,688
Del Monte Corp., Gtd. Notes, Series B 9.25%, 05/15/11	B2	3,625	3,978,438
Dole Foods Co., Inc., Sr. Notes 8.625%, 05/01/09	B2	5,100	5,367,749
Eagle Family Foods, Inc., Gtd. Notes, Series B 8.75%, 01/15/08	Caa2	2,200	1,551,000
Land O’ Lakes, Inc., Sr. Notes 8.75%, 11/15/11	B3	2,250	2,081,250
Michael Foods, Sr. Sub. Notes 8.00%, 11/15/13	B3	1,450	1,504,375
National Beef Packaging Co., Sr. Notes 10.50%, 08/01/11	B2	1,025	1,091,625

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Pilgrim’s Pride Corp., Gtd. Notes 9.625%, 09/15/11	B1	$2,200	$2,442,000
Sr. Sub. Notes 9.25%, 11/15/13	B2	2,250	2,407,500
Reddy Ice Group, Inc., Sr. Sub. Notes 8.875%, 08/01/11	B3	2,150	2,279,000
Smithfield Foods, Inc., Sr. Notes
8.00%, 10/15/09	Ba2	1,600	1,732,000
7.75%, 05/15/13	Ba2	2,050	2,162,750
Swift & Co., Gtd. Notes 10.125%, 10/01/09	B1	1,250	1,340,625
Sr. Sub. Notes 12.50%, 01/01/10	B2	950	1,021,250
United Agricultural Products, Sr. Notes 8.25%, 12/15/11 144A	B3	725	812,000

			36,349,813

Gaming — 7.2%
Boyd Gaming Corp., Sr. Sub. Notes 8.75%, 04/15/12	B1	2,325	2,487,750
Global Cash Access LLC, Sr. Sub. Notes 8.75%, 03/15/12 144A (cost $971,754; purchased 03/04/04 - 03/08/04)(g)	Caa1	950	992,750
Isle of Capri Casinos, Inc., Gtd. Notes 9.00%, 03/15/12	B2	1,400	1,515,500
Sr. Sub. Notes 7.00%, 03/01/14 144A (cost $675,000; purchased 02/19/04)(g)	B2	675	629,438
Majestic Star Casino LLC, Gtd. Notes 9.50%, 10/15/10	B2	1,825	1,843,250
Mandalay Resort Group, Sr. Notes 9.50%, 08/01/08	Ba2	1,500	1,687,500
Sr. Sub. Notes
10.25%, 08/01/07	Ba3	425	473,875
9.375%, 02/15/10	Ba3	4,550	4,982,249
MGM Grand, Inc., Gtd. Notes 8.375%, 02/01/11	Ba2	5,900	6,194,999
MGM Mirage, Inc., Sr. Notes 5.875%, 02/27/14 144A (cost $3,963,653; purchased 03/09/04)(g)	Ba1	4,000	3,645,000

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Mohegan Tribal Gaming Authority, Sr. Sub. Notes
6.375%, 07/15/09	Ba3	$700	$705,250
8.00%, 04/01/12	Ba3	1,100	1,177,000
Mohegan Tribal Gaming Co., Sr. Sub. Notes 8.375%, 07/01/11	Ba3	1,100	1,193,500
MTR Gaming Group, Inc., Gtd. Notes, Series B 9.75%, 04/01/10	B2	2,350	2,538,000
Park Place Entertainment Corp., Sr. Sub. Notes 7.875%, 03/15/10	Ba2	4,575	4,849,500
Penn National Gaming, Inc., Gtd. Notes, Series B 11.125%, 03/01/08	B2	1,850	2,044,250
River Rock Entertainment, Sr. Notes 9.75%, 11/01/11	B2	950	1,040,250
Seneca Gaming Corp., Sr. Notes 7.25%, 05/01/12 144A (cost $738,943; purchased 05/07/04)(g)	B2	750	752,813
Station Casinos, Inc., Sr. Sub. Notes 6.875%, 03/01/16	B1	1,750	1,693,125
Sun International Hotels Ltd., Gtd. Notes 8.875%, 08/15/11	B2	2,750	2,949,375
Venetian Casino / LV Sands, Gtd. Notes 11.00%, 06/15/10	B2	2,350	2,726,000

			46,121,374

Healthcare — 4.7%
Alaris Medical, Inc., Sr. Sub. Notes 7.25%, 07/01/11	B2	1,275	1,408,875
AmeriPath, Inc., Gtd. Notes 10.50%, 04/01/13	Caa1	3,075	3,121,125
Ardent Health Services LLC, Sr. Sub. Notes 10.00%, 08/15/13	B3	1,200	1,290,000
Concentra Operating Corp., Gtd. Notes 9.50%, 08/15/10	B3	600	642,000
Fisher Scientific International, Inc., Sr. Sub. Notes 8.00%, 09/01/13	B2	4,200	4,515,000
Hudson Respiratory Care, Inc., Sr. Sub. Notes 9.125%, 04/15/08	Ca	1,125	1,153,125

	Moody’s Rating	Principal Amount (000)#		Value (Note 2)

Medical Device Manufacturing, Inc., Sr. Sub. Debs. 10.00%, 07/15/12 144A (cost $1,519,553; purchased 06/23/04)(g)	Caa1		$1,500	$1,537,500
Nyco Holdings 2 APS, Sr. Notes (Denmark) 11.50%, 03/31/13	B3	EUR	750	1,031,110
Quintiles Transnational Corp., Sr. Sub. 10.00%, 10/01/13	B3		1,500	1,492,500
Sybron Dental Specialties, Inc., Gtd. Notes 8.125%, 06/15/12	B2		1,625	1,746,875
Tenet Healthcare Corp., Notes 7.375%, 02/01/13	B1		1,750	1,592,500
Sr. Notes 9.875%, 07/01/14 144A	B3		1,500	1,533,750
Universal Hospital Services, Inc., Sr. Notes 10.125%, 11/01/11	B3		3,750	3,825,000
Vanguard Health Systems, Inc., Gtd. Notes 9.75%, 08/01/11	B3		3,500	3,806,250
VWR Inernational, Inc., Sr. Sub. Notes (Germany) 8.00%, 04/15/14 144A (cost $1,256,250; purchased 04/07/04 - 06/02/04)(g)(l)	B3		1,250	1,287,500

				29,983,110

Industrial — Other — 4.4%
Aearo Co., Sr. Sub. Notes 8.25%, 04/15/12 144A (cost $875,000; purchased 04/01/04)(g)	B3		875	896,875
Brand Services, Inc., Gtd. Notes 12.00%, 10/15/12	B3		2,450	2,805,250
Briggs & Stratton Corp., Gtd. Notes 8.875%, 03/15/11	Ba1		2,125	2,491,563
Eagle Picher Industries, Inc., Sr. Notes 9.75%, 09/01/13	B3		3,475	3,752,999
Foamex L.P., Gtd. Notes
9.875%, 06/15/07	Caa2		325	277,875
10.75%, 04/01/09	B3		1,025	1,019,875
Hines Nurseries, Inc., Gtd. Notes 10.25%, 10/01/11	B3		1,650	1,806,750
Interline Brands, Inc., Sr. Sub. Notes 11.50%, 05/15/11	Caa1		1,750	1,942,500

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#		Value (Note 2)

Mark IV Industries, Inc., Sr. Sub. Notes 7.50%, 09/01/07	Caa1		$2,750	$2,581,563
Neenah Corp., Sec’d. Notes 11.00%, 09/30/10 144A	B2		2,608	2,777,520
Norcross Safety Products, Sr. Sub. Notes 9.875%, 08/15/11	B3		1,300	1,410,500
Pride International, Inc., Sr. Notes 7.375%, 07/15/14 144A (cost $1,492,110; purchased 06/22/04)(g)	Ba2		1,500	1,522,500
Rexnord Corp., Gtd. Notes 10.125%, 12/15/12	B3		2,700	2,983,500
Tesoro Petroleum Corp., Gtd. Notes 9.00%, 07/01/08	B3		700	724,500
Waste Services, Inc., Sr. Sub. Notes 9.50%, 04/15/14 144A (cost $1,017,500; purchased 05/04/04)(g)	Caa1		1,000	1,030,000

				28,023,770

Lodging — 1.6%
HMH Properties, Inc., Gtd. Notes, Series B 7.875%, 08/01/08	Ba3		1,950	2,008,500
Royal Caribbean Cruises Ltd., Sr. Notes 8.00%, 05/15/10	Ba2		2,050	2,219,125
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.375%, 05/01/07	Ba1		4,125	4,362,188
7.875%, 05/01/12	Ba1		1,500	1,612,500

				10,202,313

Machinery & Equipment — 0.7%
Duerr Beteiligungs AG, Sr. Sub. Notes (Germany) 9.75%, 07/15/11 144A	B2	EUR	1,500	1,758,015
Polypore, Inc., Sr. Sub. Notes 8.75%, 05/15/12 144A	Caa1	EUR	750	937,580
Sanitec International SA, Sr. Notes (Luxembourg) 9.00%, 05/15/12	B3	EUR	1,500	1,907,096

				4,602,691

	Moody’s Rating	Principal Amount (000)#		Value (Note 2)

Media — Cable — 3.7%
Cablevision Systems Corp., Sr. Notes 8.00%, 04/15/12 144A	B3		$2,750	$2,722,500
Charter Communications Holdings LLC, Sr. Disc. Notes, Zero Coupon (until 05/15/06) 11.75%, 05/15/11	Ca		2,950	1,924,875
Sr. Notes
10.25%, 09/15/10 144A	Caa1		3,750	3,796,874
10.00%, 05/15/11	Ca		4,000	3,190,000
CSC Holdings, Inc., Sr. Notes
7.875%, 12/15/07	B1		2,000	2,090,000
8.125%, 07/15/09	B1		2,200	2,299,000
Sr. Sub. Notes 10.50%, 05/15/16	B2		425	479,188
Ono Finance PLC, Gtd. Notes (United Kingdom) 10.50%, 05/15/14 144A	Caa2	EUR	2,000	2,329,882
Rogers Cablesystems Ltd., Gtd. Notes 11.00%, 12/01/15	Ba3		750	855,000
Tele Columbus AG & Co., Sr. Sub. Notes (Germany) 9.375%, 04/15/12 144A	B3	EUR	1,500	1,651,601
Telenet Communication NV, Sr. Notes (Belgium) 9.00%, 12/15/13	B3	EUR	1,750	2,139,781

				23,478,701

Media — Non Cable — 8.8%
Advanstar Communications, Inc., Gtd. Notes 12.00%, 02/15/11	Caa2		2,575	2,755,250
Advanstar Communications, Inc., Sec’d. Notes 10.75%, 08/15/10	B3		425	472,281
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05) 15.00%, 10/15/11 (cost $1,186,617; purchased 02/14/01 - 12/12/03)(g)	NR		1,675	1,358,844
American Media Operations, Inc., Gtd. Notes, Series B 10.25%, 05/01/09	B2		1,650	1,720,125

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Block Communications, Inc., Gtd. Notes 9.25%, 04/15/09	B2	$1,875	$1,978,125
Dex Media East LLC, Gtd. Notes 12.125%, 11/15/12	Caa1	3,750	4,396,875
Dex Media West Finance, Sr. Sub. Notes 9.875%, 08/15/13	Caa1	4,500	4,961,249
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08) 9.00%, 11/15/13 144A	Caa2	5,500	3,575,000
DIRECTV Holdings LLC, Sr. Notes 8.375%, 03/15/13	B1	3,000	3,333,750
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (Until 10/15/08) 11.50%, 10/15/13	Caa1	1,325	710,531
Inmarsat Finance PLC, Gtd. Notes (United Kingdom) 7.625%, 06/30/12 144A (cost $400,000; purchased 01/27/04)(g)(l)	B2	400	389,000
Lamar Media Corp., Gtd. Notes 7.25%, 01/01/13	Ba3	1,525	1,559,313
Lighthouse International Co. SA, Sr. Notes (Luxembourg) 8.00%, 04/30/14 144A (cost $4,151,982; purchased 05/04/04 - 06/02/04)(g)	B3	EUR3,500	4,130,522
Lodgenet Entertainment, Sr. Sub. Notes 9.50%, 06/15/13	B3	2,100	2,304,750
PanAmSat Corp., Gtd. Notes 8.50%, 02/01/12	Ba3	4,675	5,329,499
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06) 13.75%, 07/15/11	B2	1,700	1,581,000
Sr. Notes 11.125%, 07/15/11	B2	2,475	2,836,969
Reader’s Digest Assoc., Sr. Notes 6.50%, 03/01/11	Ba3	500	490,625
Sinclair Broadcast Group, Inc., Gtd. Notes 8.00%, 03/15/12	B2	3,650	3,750,375

	Moody’s Rating		Principal Amount (000)#	Value (Note 2)

Vertis, Inc., Gtd. Notes, Series B 10.875%, 06/15/09	B3		$1,750	$1,890,000
Sec’d. Notes 9.75%, 04/01/09	B2		750	810,000
XM Satellite Radio, Inc., Sec’d. Notes 12.00%, 06/15/10	Caa1		901	1,037,276
Sec’d. Notes, Zero Coupon (until 12/31/05) 14.00%, 12/31/09	Caa1		1,782	1,688,840
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands) 13.50%, 08/01/11(l)	B1		1,360	1,285,200
Sr. Notes (Netherlands) 10.75%, 08/01/11(l)	B1		1,137	1,316,078
Ziff Davis Media, Inc., Gtd. Notes, Series B 12.00%, 08/12/09	CC	(d)	414	407,335

				56,068,812

Metals & Mining — 1.0%
AK Steel Corp., Gtd. Notes 7.75%, 06/15/12	B3		2,000	1,815,000
California Steel Industries, Inc., Sr. Notes 6.125%, 03/15/14	Ba3		575	539,063
Republic Technologies International, Inc., Gtd. Notes 13.75%, 07/15/09 (cost $785,690; purchased 08/06/99)(g)(i)	NR		1,700	25,500
Ryerson Tull, Inc., Notes 9.125%, 07/15/06	B1		1,900	1,995,000
United States Steel Corp., Sr. Notes 9.75%, 05/15/10	B1		1,956	2,176,050

				6,550,613

Packaging — 2.4%
Graham Packaging Co., Gtd. Notes
4.795%, 01/15/08(c)	Caa1		1,325	1,278,625
8.75%, 01/15/08	Caa1		2,500	2,525,000
Huntsman Packaging Corp., Gtd. Notes 13.00%, 06/01/10	Caa2		2,100	1,890,000
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.875%, 02/15/09	B2		1,150	1,247,750
8.25%, 05/15/13	B3		4,500	4,668,750

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Owens-Illinois, Inc., Sr. Notes 8.10%, 05/15/07	Caa1	$2,000	$2,070,000
Plastipak Holdings, Inc., Gtd. Notes 10.75%, 09/01/11	B3	1,100	1,188,000
Pliant Corp., Sec’d. Notes 11.125%, 09/01/09	B3	500	537,500
Russell Stanley Holdings, Inc. Sr. Sub. 9.00%, 11/30/08 [PIK] 144A (cost $1,032,966; purchased 02/05/99 - 06/01/04)(g)	NR	326	0

			15,405,625

Paper — 2.9%
Boise Cascade Co., Sr. Notes 7.00%, 11/01/13	Ba2	525	539,438
Georgia-Pacific Corp., Gtd. Notes 9.375%, 02/01/13	Ba2	6,000	6,900,000
Graham Packaging International Corp., Sr. Sub. Notes 9.50%, 08/15/13	B3	1,000	1,090,000
Jefferson Smurfit Corp., Gtd. Notes 7.50%, 06/01/13	B2	1,200	1,194,000
MDP Acquisitions PLC, Sub. Notes (Ireland) 15.50%, 10/01/13 [PIK](l)	Caa1	1,951	2,253,707
Sr. Notes (Ireland) 9.625%, 10/01/12(l)	B3	1,750	1,925,000
Riverside Forest Products Ltd., Sr. Notes (Canada) 7.875%, 03/01/14 144A (cost $989,417; purchased 02/17/04 - 03/09/04)(g)(l)	B2	975	999,375
Stone Container Corp., Sr. Notes 9.75%, 02/01/11	B2	1,500	1,657,500
Tembec Industries, Inc., Gtd. Notes (Canada) 8.50%, 02/01/11(l)	Ba3	1,925	1,953,875

			18,512,895

Restaurants — 0.4%
Carrols Corp., Gtd. Notes 9.50%, 12/01/08	B3	1,625	1,690,000
Dominos, Inc., Sr. Sub. Notes 8.25%, 07/01/11	B3	825	878,625

			2,568,625

Retailers — 3.8%
Buhrmann U.S., Inc., Gtd. Notes 12.25%, 11/01/09	B2	4,750	5,227,831
Couche-Tard Corp., Sr. Sub. Notes 7.50%, 12/15/13	Ba3	1,675	1,683,375

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

FTD, Inc., Gtd. Notes 7.75%, 02/15/14	B3	$1,900	$1,771,750
General Nutrition Center, Sr. Sub. Notes 8.50%, 12/01/10 144A	B3	1,225	1,277,063
Michaels Stores, Inc., Sr. Notes 9.25%, 07/01/09	Ba1	1,075	1,182,500
PCA International, Inc., Sr. Notes 11.875%, 08/01/09	B3	1,200	1,296,000
Penney, (J.C.) Co., Inc., Notes 9.00%, 08/01/12	Ba3	4,618	5,472,330
Petro Stopping Centers, Sec’d. Notes 9.00%, 02/15/12 144A (cost $1,019,956; purchased 01/30/04 - 03/09/04)(g)	B3	1,000	995,000
Rite Aid Corp., Sec’d. Notes
8.125%, 05/01/10	B2	2,400	2,538,000
6.875%, 08/15/13	Caa1	2,800	2,590,000

			24,033,849

Services — 0.9%
Alamosa Delaware, Inc. Sr. Notes 8.50%, 01/31/12 144A	Caa1	2,000	1,970,000
Brickman Group Ltd., Gtd. Notes, Series B 11.75%, 12/15/09	B2	2,475	2,858,625
CBRE Escrow, Inc., Sr. Notes 9.75%, 05/15/10	B1	675	745,875

			5,574,500

Technology — 1.8%
Activant Solutions, Sr. Notes 10.50%, 06/15/11	B2	2,025	2,146,500
AMI Semiconductor, Inc., Gtd. Notes 10.75%, 02/01/13	B3	1,365	1,600,463
Xerox Corp., Gtd. Notes 9.75%, 01/15/09	B1	5,450	6,226,625
Sr. Notes 7.625%, 06/15/13	B1	1,250	1,284,375

			11,257,963

Textile — 1.6%
Dyersburg Corp., Gtd. Notes, Series B 9.75%, 09/01/07 (cost $1,757,563; purchased 09/03/97 - 10/20/97)(g)(i)	NR	1,725	173
Invista Co., Notes 9.25%, 05/01/12 144A (cost $1,625,000; purchased 06/23/04)(g)	B1	1,625	1,641,250
Phillips Van Heusen Corp., Sr. Notes 8.125%, 05/01/13	B2	1,925	2,016,438

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Russell Corp., Gtd. Notes 9.25%, 05/01/10	B1	$1,050	$1,120,875
Warnaco Group, Inc., Sr. Notes 8.875%, 06/15/13	B2	3,700	3,995,999
William Carter Co., Gtd. Notes 10.875%, 08/15/11	B3	1,445	1,643,688

			10,418,423

Tobacco — 0.2%
Dimon, Inc., Gtd. Notes 9.625%, 10/15/11	Ba3	725	735,875
Standard Commercial Corp., Sr. Notes 8.00%, 04/15/12 144A (cost $625,000; purchased 03/19/04)(g)	Ba3	625	615,625

			1,351,500

Transportation — 0.8%
Allied Holdings, Inc., Gtd. Notes, Series B 8.625%, 10/01/07	Caa1	1,850	1,692,750
Holt Group, Inc., Gtd. Notes 9.75%, 01/15/06 (cost $1,372,500; purchased 01/14/98 - 02/09/98)(g)(i)	C	1,350	0
Stena AB, Sr. Notes (Sweden)
9.625%, 12/01/12(l)	Ba3	1,500	1,672,500
7.50%, 11/01/13(l)	Ba3	1,500	1,490,625

			4,855,875

Utility — Electric — 2.5%
Caithness Coso Funding Corp., Sec’d. Notes 9.05%, 12/15/09	Ba2	2,654	2,905,973
Calpine Canada Energy Finance Corp., Gtd. Notes (Canada) 8.50%, 05/01/08(l)	Caa1	2,225	1,479,625
Calpine Corp., Sr. Notes 8.50%, 02/15/11	Caa1	1,900	1,249,250
CMS Energy Corp., Sr. Notes 8.90%, 07/15/08	B3	1,250	1,315,625
8.50%, 04/15/11	B3	1,000	1,025,000
Illinois Power Co., First Mortgage 11.50%, 12/15/10	B1	3,700	4,393,750
NRG Energy, Inc., Sec’d. Notes 8.00%, 12/15/13 144A	B2	2,250	2,283,750
Reliant Resource, Inc., Sec’d. Notes 9.25%, 07/15/10	B1	1,000	1,072,500
9.50%, 07/15/13	B1	750	811,875

			16,537,348

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Utility — Natural Gas — 5.4%
Dynegy Holdings, Inc., Sec’d. Notes 10.125%, 07/15/13 144A	B3	$1,500	$1,631,250
Sr. Notes 8.75%, 02/15/12	Caa2	1,750	1,671,250
El Paso Corp., Notes 7.875%, 06/15/12	Caa1	3,250	2,933,125
Sr. Notes 6.95%, 12/15/07	Caa1	2,175	2,115,188
8.05%, 10/15/30	Caa1	1,575	1,291,500
7.80%, 08/01/31	Caa1	6,475	5,228,562
El Paso Production Holding Co., Gtd. Notes 7.75%, 06/01/13	B3	3,275	3,021,188
Pacific Energy Partners L.P., Sr. Notes 7.125%, 06/15/14 144A	Ba2	1,750	1,785,000
Semco Energy, Inc., Sr. Notes 7.125%, 05/15/08	Ba2	950	978,500
Southern Natural Gas Co., Notes 8.00%, 03/01/32	B1	750	708,750
Tennessee Gas Pipeline Co., Bonds 8.375%, 06/15/32	B1	1,575	1,543,500
Debs. 7.50%, 04/01/17	B1	1,000	980,000
Transcontinental Gas Pipe Corp., Notes, Series B 7.00%, 08/15/11	B1	150	154,500
Sr. Notes, Series B 8.875%, 07/15/12	B1	1,875	2,128,125
Williams Cos., Inc., Notes
8.125%, 03/15/12	B3	1,000	1,072,500
7.625%, 07/15/19	B3	5,250	5,079,375
7.875%, 09/01/21	B3	2,300	2,225,250
Sr. Notes 8.625%, 06/01/10	B3	500	552,500

			35,100,063

Wireless Communications — 4.0%
Alaska Communications Systems Holdings, Inc., Gtd. Notes
9.375%, 05/15/09	B3	1,250	1,265,625
9.875%, 08/15/11	B2	1,525	1,597,438
American Cellular Corp., Sr. Notes, Series B 10.00%, 08/01/11	B3	1,750	1,518,125
American Tower Corp., Sr. Notes 7.50%, 05/01/12 144A	Caa1	2,000	1,945,000

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value (Note 2)

Crown Castle International Corp., Sr. Notes 7.50%, 12/01/13	B3	$1,000	$1,000,000
Echostar DBS Corp., Sr. Notes 5.75%, 10/01/08	Ba3	4,000	3,965,000
Nextel Communications, Inc., Sr. Notes
9.375%, 11/15/09	B2	1,000	1,073,750
7.375%, 08/01/15	B2	3,750	3,806,250
5.95%, 03/15/14	B2	2,500	2,312,500
Nextel Partners, Inc., Sr. Notes 12.50%, 11/15/09	Caa1	838	980,460
Rogers Wireless, Inc., Sr. Sec’d. Notes (Canada) 6.375%, 03/01/14 144A(l)	Ba3	1,875	1,734,375
Triton PCS, Inc., Gtd. Notes
8.75%, 11/15/11	B3	1,000	830,000
8.50%, 06/01/13	B2	1,750	1,662,500
US Unwired, Inc., Sec’d. Notes 10.00%, 06/15/12 144A	Caa1	1,750	1,776,250

			25,467,273

Wireline Communications — 3.0%
Cincinnati Bell, Inc., Gtd. Notes 7.25%, 07/15/13	B2	1,800	1,692,000
Cincinnati Bell, Inc., Sr. Sub. Notes 8.375%, 01/15/14	B3	2,175	1,946,625
Eircom Funding, Sr. Sub. Notes (Ireland) 8.25%, 08/15/13(l)	B1	1,275	1,332,375
Lucent Technologies, Inc. Debs. 6.45%, 03/15/29	Caa1	1,500	1,166,250
Notes 5.50%, 11/15/08	Caa1	1,000	950,000
Nortel Networks Ltd., Notes (Canada) 6.125%, 02/15/06(l)	B3	1,000	1,010,000
Qwest Communications International, Inc., Notes
13.50%, 12/15/10 144A	Caa1	4,500	5,253,750
9.125%, 03/15/12 144A	Ba3	4,000	4,340,000
Telex Communications, Inc., Sec’d. Notes 11.50%, 10/15/08	B3	800	852,000
TSI Telecommunication Services, Inc., Gtd. Notes 12.75%, 02/01/09	B3	750	810,000

			19,353,000

Total Corporate Obligations
(Cost $589,004,569)			601,409,568

	Shares	Value (Note 2)

PREFERRED STOCK — 1.0%
Healthcare
River Holding Corp., Series B, 11.50% [PIK]* (cost $653,885; purchased 04/02/98 - 04/16/04)(g)(o)	9,794	$98

Media — Non Cable — 0.6%
Primedia, Inc., Series D, 10.00%	8,475	800,888
Primedia, Inc., Series F, 9.20%	17,250	1,535,249
Primedia, Inc., Series H, 8.625%	13,100	1,133,150
Ziff Davis Media, Inc., Series E, 10.00%*	108	5,427

		3,474,714

Retailers — 0.4%
General Nutrition Center Holding Co., 12.00% [PIK]*144A (cost $2,414,400; purchased 12/18/03)(g)	2,400	2,610,000

Total Preferred Stock
(Cost $6,800,665)		6,084,812

WARRANTS* — 0.1%
Entertainment
AMF Bowling Worldwide, Inc., Series B, expiring 03/09/09 (cost $761,617; purchased 01/08/97 - 11/04/97)(g)	10,136	101

Industrial — Other — 0.1%
ACP Holding Corp., expiring 10/07/13144A (cost $0; purchased 09/26/03)(g)	321,453	361,635

Media — Non Cable
Advanstar Holdings Corp., expiring 10/15/11144A (cost $0; purchased 10/09/01)(g)	1,100	22
XM Satellite Radio, Inc., expiring 03/15/10144A (cost $354,375; purchased 08/31/00)(g)	2,000	111,000
Ziff Davis Media, Inc., expiring 08/12/12 (cost $198; purchased 07/18/00)(g)	19,800	11,880

		122,902

Packaging
Pliant Corp., expiring 06/01/10 (cost $0; purchased 09/29/00)(g)	1,000	10

Paper
MDP Acquisitions PLC, expiring 10/01/13 (Ireland)144A (cost $0; purchased 09/23/02)(g)	900	4,500

Total Warrants
(Cost $1,116,190)		489,148

AST Goldman Sachs High Yield Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

COMMON STOCK
Metals & Mining
Royal Oak Mines, Inc.* (cost $7,351; purchased 07/28/98 - 02/24/99)(g)	66,164	$265

Packaging
Russell Stanley Holdings, Inc.* (cost $523,314; purchased 02/05/99 - 03/30/99)(g)(o)	39,000	390

Wireline Communications
McLeodUSA, Inc., Series A, 2.50% [CVT]*	24,880	64,713
Viatel Holding Ltd. (United Kingdom)*	13,205	16,176

		80,889

Total Common Stock
(Cost $9,250,348)		81,544

RIGHTS*
Consumer Products & Services
Sleepmaster, Inc.	1,055	0

	Shares	Value (Note 2)

Diversified Manufacturing
Simonds Industries, Inc. (cost $340,716; purchased 03/08/01)(g)(o)	10,428	$0

Total Rights
(Cost $340,716)		0

Total Long-term Investments
(Cost $606,512,488)		608,065,072

SHORT-TERM INVESTMENTS — 3.0%
Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio(j)	9,652,287	9,652,287
BlackRock Provident Institutional Funds TempFund Portfolio(j)	9,652,287	9,652,287

(Cost $19,304,574)		19,304,574

Total Investments — 98.2%
(Cost $625,817,062; Note 5)		627,369,646
Other Assets in Excess of Liabilities — 1.8%		11,387,511

Net Assets — 100.0%		$638,757,157

The following abbreviations are used throughout the Schedule of Investments:

CVT	Convertible Security
EUR	Euro
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $56,001,918. The aggregate value, $46,151,539 represents 7.23% of net assets.
(i)	Represents issuer in default on interest payments, Non-income producing security.
(j)	Security available to institutional investors only.
(l)	U.S. dollar denominated foreign bonds.
(o)	Indicates a fair valued security.

Foreign currency exchange contracts outstanding at June 30, 2004:

Settlement Month	Type	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Depreciation
Aug 04	Sell EUR	20,377,139	$24,471,532	$24,777,949	$(306,417)

See Notes to Financial Statements.

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM INVESTMENTS — 94.2%
CORPORATE OBLIGATIONS — 69.7%
Aerospace/Defense — 1.3%
DRS Technologies, Inc., Sr. Sub. Notes 6.875%, 11/01/13	B2	$1,500	$1,470,000
Esterline Technologies Corp., Sr. Sub. Notes 7.75%, 06/15/13	B1	500	517,500
Raytheon Co., Notes 4.85%, 01/15/11	Baa3	2,500	2,484,690
Titan Corp., Gtd. Notes 8.00%, 05/15/11 144A	B2	300	304,500

			4,776,690

Airlines — 0.4%
American Airlines, Inc., Bonds 8.608%, 04/01/11	Baa3	700	637,038
Continental Airlines, Inc., Pass Thru Cert., Series 974B 6.90%, 01/02/17	Ba2	475	366,554
Delta Air Lines, Inc., Pass-Thru Cert., Series 01-1 7.711%, 09/18/11	Baa3	1,000	646,391

			1,649,983

Apparel & Textile — 0.3%
Invista, Notes 9.25%, 05/01/12 144A	B1	1,000	1,010,000

Auto Loans — 0.4%
Ford Motor Credit Corp. 7.25%, 10/25/11(a)	A3	1,500	1,568,652

Automotive Parts & Equipment — 1.8%
Cummins, Inc., Sr. Notes 9.50%, 12/01/10	Ba2	750	853,125
Dana Corp., Notes 10.125%, 03/15/10	Ba3	750	853,125
Delco Remy International, Inc., Gtd. Notes 11.00%, 05/01/09(a)	B3	1,175	1,245,500
Dura Operating Corp., Gtd. Notes, Series D 9.00%, 05/01/09(a)	B2	850	837,250
Eagle — Picher Industries, Inc., Sr. Notes 9.75%, 09/01/13	B3	500	540,000
Goodyear Tire & Rubber Co., Notes 7.857%, 08/15/11(a)	B2	2,000	1,835,000

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Tenneco Automotive, Inc., Sec’d. Notes, Series B 10.25%, 07/15/13	B2	$565	$641,275

			6,805,275

Banking — 0.1%
Wachovia Corp., Sub. Notes 6.605%, 10/01/05	A1	325	344,426

Beverages — 0.3%
Le-Natures, Inc., Sr. Sub. Notes 9.50%, 06/15/13 144A	B3	1,000	1,040,000

Building & Construction — 1.3%
Beazer Homes USA, Inc., Gtd. Notes 8.375%, 04/15/12	Ba2	500	530,000
Sr. Notes 6.50%, 11/15/13	Ba2	1,500	1,425,000
D.R. Horton, Inc., Sr. Notes 6.875%, 05/01/13(a)	Ba1	500	512,500
Schuler Homes, Inc., Gtd. Notes 9.375%, 07/15/09	Ba1	500	551,250
Shaw Group, Inc. (The), Unsec’d. Sr. Notes 10.75%, 03/15/10(a)	Ba2	1,000	985,000
William Lyon Homes, Inc., Gtd. Notes 10.75%, 04/01/13	B3	750	832,500

			4,836,250

Building Materials — 0.3%
Jacuzzi Brands, Inc., Sec’d. Notes 9.625%, 07/01/10	B3	1,000	1,075,000

Chemicals — 2.7%
Airgas, Inc., Gtd. Notes 9.125%, 10/01/11	Ba2	350	396,375
Sr. Sub. Notes 6.25%, 07/15/14	Ba2	1,000	962,500
Hercules Inc., Gtd. Notes 6.75%, 10/15/29 144A	Ba3	1,000	965,000
Huntsman International Holdings, Sr. Disc. Notes Zero Coupon, 12/31/09	Caa2	200	99,000
IMC Global, Inc., Gtd. Notes, Series B 11.25%, 06/01/11	B1	700	810,250

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Kranton Polymers LLC, Sr. Sub. Notes 8.125%, 01/15/14 144A	B3	$450	$456,750
Lyondell Chemical Co., Sec’d. Notes, Series A 9.625%, 05/01/07	B1	750	787,500
Nalco Co., Sr. Sub. Notes 8.875%, 11/15/13 144A(a)	Caa1	2,000	2,105,000
Nova Chemicals Ltd., Sr. Notes 6.50%, 01/15/12	Ba2	450	445,500
Rhodia SA, Sr. Sub. Notes (France) 8.875%, 06/01/11 144A(a)(l)	Caa1	2,000	1,700,000
Terra Capital, Inc., Sec’d. Notes 11.50%, 06/01/10	Caa1	1,000	1,100,000

			9,827,875

Computer Hardware — 0.1%
Seagate Technology HDD Holdings, Gtd. Notes 8.00%, 05/15/09	Ba2	500	525,000

Consumer Products — 1.8%
Aearo Co., Sr. Sub. Notes 8.25%, 04/15/12 144A	B3	300	307,500
Elizabeth Arden, Inc., Gtd. Notes 7.75%, 01/15/14	B3	3,000	3,067,500
Rayovac Corp., Sr. Sub. Notes 8.50%, 10/01/13	B3	3,000	3,165,000

			6,540,000

Diversified Capital Goods — 1.8%
Blount, Inc., Gtd. Notes 13.00%, 08/01/09	Caa2	1,000	1,076,250
J.B. Poindexter & Co., Inc., Sr. Notes 8.75%, 03/15/14 144A	B1	1,200	1,224,000
Sensus Metering Systems, Sr. Sub. Notes 8.625%, 12/15/13 144A	Caa1	2,000	1,930,000
Trinity Industries, Inc., Sr. Notes 6.50%, 03/15/14 144A	Ba3	1,000	920,000
Tyco International Group SA, Sr. Notes (Luxembourg) 6.00%, 11/15/13(a)(l)	Baa3	1,500	1,544,771

			6,695,021

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Electric — Generation — 2.9%
AES Corp., Sr. Notes 7.75%, 03/01/14	B2	$2,000	$1,932,500
Calpine Corp., Sec’d. Notes 8.50%, 07/15/10 144A	B	3,000	2,497,500
Calpine Generating Co., Sec’d. Notes 11.50%, 04/01/11 144A	B3	500	442,500
Dynegy Holdings, Inc., Sec’d. Notes 9.875%, 07/15/10 144A	B3	1,000	1,080,000
Midwest Generation LLC, Sec’d. Notes 8.75%, 05/01/34 144A	B1	1,500	1,522,500
NRG Energy, Inc., Sec’d. Notes 8.00%, 12/15/13 144A	B2	2,200	2,233,000
Reliant Resource, Inc., Sec’d. Notes 9.50%, 07/15/13	B1	1,000	1,082,500

			10,790,500

Electric — Integrated — 2.6%
Duke Energy Corp., Sr. Notes, Series B 5.375%, 01/01/09	Baa1	2,500	2,567,117
Mission Energy Holding Co., Sec’d. Notes 13.50%, 07/15/08(a)	Caa2	750	842,813
Pacific Gas & Electric, First Mortgage 4.80%, 03/01/14	Baa2	1,000	949,336
PPL Energy Supply LLC, Sr. Notes 6.40%, 11/01/11	Baa2	500	530,722
Teco Energy, Inc., Sr. Notes 7.50%, 06/15/10	Ba1	2,000	2,030,000
Virginia Electric & Power Co., Notes 4.50%, 12/15/10	A3	2,400	2,348,354
7.00%, 01/01/24	A2	300	306,470

			9,574,812

Electronics — 1.2%
Amkor Technology, Inc., Sr. Notes 7.125%, 03/15/11 144A(a)	B1	1,000	942,500
Communications & Power Industries Holding Corp., Sr. Sub. Notes 8.00%, 02/01/12	B3	2,500	2,512,500
Sanmina — SCI Corp., Gtd. Notes 10.375%, 01/15/10	Ba2	1,000	1,150,000

			4,605,000

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Energy — Exploration & Production — 2.1%
El Paso Production, Gtd. Notes 7.75%, 06/01/13	B3	$1,050	$968,625
Exco Resources, Inc., Gtd. Notes 7.25%, 01/15/11	B2	2,500	2,550,000
Forest Oil Corp., Sr. Notes 8.00%, 06/15/08	Ba3	350	374,500
Houston Exploration Co., Sr. Sub. Notes 7.00%, 06/15/13	B2	1,000	1,010,000
KCS Energy, Inc., Sr. Notes 7.125%, 04/01/12 144A	B3	525	525,000
Magnum Hunter Resources, Inc., Gtd. Notes 9.60%, 03/15/12	B2	1,000	1,105,000
Range Resources Corp., Sr. Sub. Notes 7.375%, 07/15/13	B3	1,000	1,000,000

			7,533,125

Environmental Services — 1.0%
Allied Waste North America, Inc., Sec’d. Notes 6.125%, 02/15/14 144A	Ba3	1,000	920,000
Sr. Notes 7.875%, 04/15/13	Ba3	2,750	2,887,500

			3,807,500

Food & Drug Retailers — 1.3%
Ingles Markets, Inc., Gtd. Notes 8.875%, 12/01/11	Ba3	1,000	1,032,500
Rite Aid Corp., Notes 8.125%, 05/01/10	B2	2,000	2,115,000
Strater Brothers Holdings, Inc., Sr. Notes 8.125%, 06/15/12 144A	B1	1,500	1,513,125

			4,660,625

Food — Wholesale — 2.6%
B&G Foods, Inc., Gtd. Notes, Series D 9.625%, 08/01/07	B3	2,500	2,556,250
Corn Products International, Inc., Sr. Notes 8.45%, 08/15/09	Ba1	500	556,250
Dole Foods Co., Debs. 8.75%, 07/15/13	B2	2,000	2,100,000

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Land O’ Lakes, Inc., Sec’d. Notes 9.00%, 12/15/10 144A	B2	$500	$523,125
Michael Foods, Sr. Sub. Notes 8.00%, 11/15/13	B3	1,500	1,556,250
Pinnacle Foods Holding Corp., Sr. Sub. Notes 8.25%, 12/01/13 144A	B3	2,250	2,182,500

			9,474,375

Forestry/Paper — 2.9%
Boise Cascade Co., Sr. Notes 6.50%, 11/01/10	Ba2	2,000	2,045,000
Buckeye Technologies, Inc., Sr. Sub. Notes 8.00%, 10/15/10	Caa1	2,500	2,306,250
Georgia-Pacific Corp., Debs. 8.25%, 03/01/23	Ba3	750	774,375
Jefferson Smurfit Corp., Gtd. Notes 8.25%, 10/01/12	B2	1,000	1,045,000
JSG Funding PLC, Sr. Notes (Ireland) 9.625%, 10/01/12(l)	B2	750	825,000
Longview Fibre Co., Sr. Sub. Notes 10.00%, 01/15/09	B2	500	542,500
Norske Skog Canada, Sr. Notes 7.375%, 03/01/14	Ba3	1,425	1,385,813
Tembec Industries, Inc., Gtd. Notes, (Canada) 7.75%, 03/15/12(l)	Ba3	2,000	1,940,000

			10,863,938

Gaming — 4.6%
Boyd Gaming Corp., Sr. Sub. Notes 8.75%, 04/15/12	B1	1,500	1,605,000
Hard Rock Hotel, Inc., Notes 8.875%, 06/01/13	B3	1,840	1,867,600
Isle of Capri Casinos, Inc., Gtd. Notes 9.00%, 03/15/12	B2	1,250	1,353,125
Sr. Sub. Notes 7.00%, 03/01/14 144A	B2	1,500	1,398,750
Mandalay Resort Group, Sr. Sub. Notes 9.375%, 02/15/10	Ba3	600	657,000

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Mohegan Tribal Gaming Co., Sr. Sub. Notes 6.375%, 07/15/09	Ba3	$1,000	$1,007,500
Park Place Entertainment Corp., Sr. Notes 7.50%,09/01/09	Ba1	350	370,125
Sr. Sub. Notes 9.375%, 02/15/07	Ba2	1,000	1,088,750
Penn National Gaming, Inc., Sr. Sub. Notes 6.875%, 12/01/11 144A	B3	1,250	1,232,813
Premier Entertainment Biloxi LLC, First Mortgage 10.75%, 02/01/12 144A	B3	575	606,625
River Rock Entertainment, Sr. Notes 9.75%, 11/01/11(a)	B2	2,005	2,195,474
Seneca Gaming Corp., Sr. Notes 7.25%, 05/01/12 144A	B2	500	501,875
Station Casinos, Inc. Sr. Sub. Notes 6.50%, 02/01/14(a)	B1	2,000	1,935,000
Turning Stone Casino Resort Enterprise, Sr. Notes 9.125%, 12/15/10 144A	B1	500	525,000
Venetian Casino Resort LLC, Gtd. Notes 11.00%, 06/15/10	B3	500	580,000

			16,924,637

Gas Distribution — 1.4%
Ferrellgas Partners L.P., Sr. Notes 8.75%, 06/15/12	B2	400	429,000
6.75%, 05/01/14 144A	Ba3	400	388,000
Northwest Pipeline Corp., Gtd. Notes 8.125%, 03/01/10	B1	500	541,250
Sonat, Inc., Notes 7.625%, 07/15/11	Caa1	1,000	897,500
Suburban Propane Partners L.P., Sr. Notes 6.875%, 12/15/13	B1	1,500	1,457,823
Williams Cos., Inc., Notes 7.875%, 09/01/21	B3	1,000	967,500
Sr. Notes 8.625%, 06/01/10	B3	500	552,500

			5,233,573

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Health Services — 3.0%
AmeriPath, Inc., Gtd. Notes 10.50%, 04/01/13	B3	$750	$761,250
Beverly Enterprises, Inc., Sr. Sub. Notes 7.875%, 06/15/14 144A	B2	750	741,563
Hanger Orthopedic Group, Inc., Gtd. Notes 10.375%, 02/15/09(a)	B2	500	513,750
HEALTHSOUTH Corp., Sr. Notes 8.375%, 10/01/11(a)	NR	760	739,100
Medex, Inc., Sr. Sub. Notes 8.875%, 05/15/13	B3	2,000	2,119,999
National Nephrology Associates, Inc., Sr. Sub. Notes 9.00%, 11/01/11 144A	B3	335	385,250
Pacificare Health Systems, Inc., Gtd. Notes 10.75%, 06/01/09	B1	640	732,800
PerkinElmer, Inc., Gtd. Notes 8.875%, 01/15/13	Ba3	1,500	1,646,250
Tenet Healthcare Corp., Notes 7.375%, 02/01/13(a)	B1	1,000	910,000
Triad Hospitals, Inc., Sr. Sub. Notes 7.00%, 11/15/13	B3	1,500	1,432,500
UnitedHealth Group, Inc., Notes 4.875%, 04/01/13	A3	1,000	977,678

			10,960,140

Hotels — 0.8%
Felcor Lodging L.P., Gtd. Notes 9.00%, 06/01/11	B1	700	726,250
Hilton Hotels Corp., Notes 8.25%, 02/15/11	Ba1	1,000	1,117,500
Host Marriott L.P., Gtd. Notes 9.25%, 10/01/07	Ba3	1,000	1,107,500

			2,951,250

Household & Leisure Products — 0.6%
Fedders North America, Sr. Notes 9.875%, 03/01/14 144A	Caa1	1,500	1,380,000
Remington Arms Co., Inc., Gtd. Notes 10.50%, 02/01/11	B2	750	731,250

			2,111,250

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Leisure — 0.9%
Gaylord Entertainment Co., Sr. Notes 8.00%, 11/15/13	B3	$2,500	$2,546,875
K2, Inc., Sr. Notes 7.375%, 07/01/14 144A	Ba3	150	153,375
Six Flags, Inc., Sr. Notes 9.50%, 02/01/09	B2	750	774,375

			3,474,625

Machinery — 1.0%
AGCO Corp., Gtd. Notes 9.50%, 05/01/08	Ba3	1,000	1,095,000
JLG Industries, Inc., Gtd. Notes 8.25%, 05/01/08	B2	600	633,000
Manitowoc Co., Inc., Sr. Notes 7.125%, 11/01/13(a)	B1	2,015	2,025,075

			3,753,075

Media — Broadcasting — 1.8%
Allbritton Communications, Sr. Sub. Notes 7.75%, 12/15/12(a)	B3	2,050	2,029,500
Clear Channel Communications, Inc., Sr. Notes 4.625%, 01/15/08	Baa3	2,000	2,022,724
Paxson Communications Corp., Gtd. Notes 10.75%, 07/15/08(a)	Caa1	2,000	2,040,000
TV Azteca SA de CV, Sr. Notes, Series B (Mexico) 10.50%, 02/15/07(l)	B1	575	589,375

			6,681,599

Media — Cable — 4.8%
Charter Communications Holdings LLC, Sr. Notes 10.00%, 04/01/09	Ca	3,500	2,939,999
Comcast Corp., Gtd. Notes 5.85%, 01/15/10	Baa3	2,800	2,925,149
CSC Holdings, Inc., Debs., Series B 8.125%, 08/15/09	B1	1,500	1,567,500
DIRECTV Holdings LLC, Sr. Notes 8.375%, 03/15/13	B1	1,250	1,389,063
Echostar DBS Corp., Sr. Notes 6.375%, 10/01/11	Ba3	1,500	1,485,000

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Insight Communications Co., Inc., Sr. Disc. Notes, Zero Coupon (until 02/15/06) 12.25%, 02/15/11(a)	Caa2		$4,000	$3,619,999
Mediacom LLC Capital Corp., Sr. Notes 8.50%, 04/15/08(a)	B2		2,175	2,196,750
9.50%, 01/15/13(a)	B2		1,625	1,576,250

				17,699,710

Media — Diversified — 0.9%
Block Communications, Inc., Gtd. Notes 9.25%, 04/15/09	B2		1,550	1,635,250
Emmis Operating, Sr. Sub. Notes 6.875%, 05/15/12 144A	B2		1,500	1,477,500

				3,112,750

Media — Services — 0.6%
Interpublic Group of Cos., Inc., Notes 7.25%, 08/15/11	Baa3		500	537,390
Warner Music Group, Sr. Sub. Notes 7.375%, 04/15/14 144A	B3		1,555	1,508,350

				2,045,740

Metals/Mining Excluding Steel — 0.2%
Century Aluminum Co., First Mortgage 11.75%, 04/15/08	B1		500	560,000

Non-Electric Utilities — 1.0%
Semco Energy, Inc., Sr. Notes 7.125%, 05/15/08	Ba2		1,750	1,802,500
7.75%, 05/15/13	Ba2		1,855	1,919,925

				3,722,425

Non-Food & Drug Retailers — 1.3%
Couche-Tard Corp., Sr. Sub. Notes 7.50%, 12/15/13	Ba3		1,450	1,457,250
J. Crew Intermediate LLC, Sr. Disc. Notes, Zero Coupon (until 11/15/05) 16.00%, 05/15/08(a)	CCC	(d)	150	130,500
Penny, (J.C.) Co., Inc., Notes 8.00%, 03/01/10	Ba3		250	280,625
6.875%, 10/15/15	Ba3		1,000	1,031,250

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Saks, Inc., Gtd. Notes 9.875%, 10/01/11	B1	$1,000	$1,167,500
7.375%, 02/15/19	Ba3	750	720,000

			4,787,125

Oil Field Equipment & Services — 0.5%
Hanover Compressor Co., Sr. Notes 8.625%, 12/15/10	B3	1,000	1,040,000
Key Energy Services, Inc., Gtd. Notes 8.375%, 03/01/08	Ba2	500	520,000
Sr. Notes 6.375%, 05/01/13	Ba2	250	237,500
Pride International, Inc., Sr. Notes 7.375%, 07/15/14 144A	Ba2	175	177,625

			1,975,125

Packaging — 3.4%
AEP Industries, Inc., Sr. Sub. Notes 9.875%, 11/15/07	B3	1,000	1,030,000
BWAY Corp., Sr. Sub. Notes 10.00%, 10/15/10	B3	1,000	1,055,000
Constar International, Inc., Sr. Sub. Notes 11.00%, 12/01/12(a)	Caa1	500	470,000
Crown Cork & Seal Co., Inc., Debs. 7.375%, 12/15/26	B3	3,000	2,505,000
Graham Packaging Co., Inc., Sr. Disc. Notes, Series B 10.75%, 01/15/09	Caa2	1,150	1,188,813
Owens-Brockway Glass Containers Corp., Gtd. Notes 8.875%, 02/15/09	B1	2,500	2,712,499
7.75%, 05/15/11	B1	1,500	1,567,500
Solo Cup Co., Sr. Sub. Notes 8.50%, 02/15/14 144A(a)	B3	1,000	935,000
Tekni-Plex, Inc., Sec’d. Notes 8.75%, 11/15/13 144A	B2	1,000	960,000

			12,423,812

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Pharmaceuticals — 1.1%
Alpharma, Inc., Sr. Notes 8.625%, 05/01/11 144A	B3	$1,500	$1,560,000
Biovail Corp., Sr. Sub. Notes (Canada) 7.875%, 04/01/10(a)(l)	B2	2,500	2,481,250

			4,041,250

Printing & Publishing — 2.1%
Dex Media West Finance, Sr. Sub. Notes 9.875%, 08/15/13	Caa1	600	661,500
Dex Media, Inc., Notes 8.00%, 11/15/13 144A	Caa1	3,500	3,377,500
Houghton Mifflin Co., Sr. Notes 8.25%, 02/01/11	B2	2,500	2,512,500
Primedia, Inc., Sr. Notes 8.875%, 05/15/11	B3	1,350	1,343,250

			7,894,750

Restaurants — 0.3%
Friendly Ice Cream Corp., Sr. Notes 8.375%, 06/15/12 144A	B2	1,000	975,000

Software/Services — 0.5%
Electronic Data Systems Corp., Notes, Series B 6.00%, 08/01/13(a)	Baa3	2,000	1,913,448

Steel Producers/Products — 0.3%
Armco, Inc., Sr. Notes 9.00%, 09/15/07	B3	400	395,000
International Steel Group, Sr. Notes 6.50%, 04/15/14 144A	Ba3	850	801,125

			1,196,125

Support-Services — 1.8%
Iron Mountain, Inc., Gtd. Notes 7.75%, 01/15/15	B3	2,500	2,493,750
6.625%, 01/01/16	B3	3,500	3,202,500
JohnsonDiversey, Inc., Gtd. Notes, Series B 9.625%, 05/15/12	B2	750	821,250

			6,517,500

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Telecom — Fixed Line — 0.2%
Level 3 Financing, Inc., Sr. Notes 10.75%, 10/15/11 144A	Caa2	$700	$621,250

Telecom — Integrated/Services — 2.5%
Cincinnati Bell, Inc., Sr. Sub. Notes 8.375%, 01/15/14(a)	B3	1,750	1,566,250
MCI, Inc., Sr. Notes 5.908%, 05/01/07(a)	NR	970	943,325
6.688%, 05/01/09(a)	NR	970	899,675
7.735%, 04/16/14(a)	NR	831	745,823
Qwest Capital Funding Co., Gtd. Notes 7.90%, 08/15/10(a)	Caa2	3,750	3,337,500
Qwest Services Corp., Notes 13.50%, 12/15/10 144A	Caa1	1,500	1,751,250

			9,243,823

Telecom — Wireless — 2.5%
Airgate PCS, Inc., Sec’d. Notes 9.375%, 09/01/09	Caa1	1,000	987,500
Centennial Communications Corp., Gtd. Notes 10.125%, 06/15/13	Caa1	2,000	2,075,000
Dobson Communications Corp., Sr. Notes 10.875%, 07/01/10(a)	B3	500	432,500
8.875%, 10/01/13(a)	B3	1,750	1,338,750
Nextel Communications, Inc., Sr. Notes 7.375%, 08/01/15	B2	750	761,250
Nextel Partners, Inc., Sr. Notes 8.125%, 07/01/11	Caa1	1,400	1,435,000
Rural Cellular Corp., Sr. Notes 9.875%, 02/01/10	Caa1	1,500	1,496,250
Sr. Sub Notes 9.75%, 01/15/10(a)	Caa2	300	273,750
Western Wireless Corp., Sr. Notes 9.25%, 07/15/13(a)	Caa1	550	569,250

			9,369,250

Theaters & Entertainment — 0.9%
AMC Entertainment, Inc., Sr. Sub. Notes 8.00%, 03/01/14 144A(a)	Caa1	2,500	2,400,000
Carmike Cinemas, Inc., Sr. Sub. Notes 7.50%, 02/15/14 144A(a)	Caa1	550	528,000

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Cinemark USA, Inc., Sr. Sub. Notes 9.00%, 02/01/13	B3		$500	$548,125

				3,476,125

Transportation Excluding Air/Rail — 1.5%
CHC Helicopter Corp., Sr. Sub. Notes 7.375%, 05/01/14 144A	B2		300	296,250
Great Lakes Dredge & Dock, Sr. Sub. Notes 7.75%, 12/15/13	B3		2,325	1,976,250
Horizon Lines LLC, Notes 9.00%, 11/01/12	B3		200	200,000
Offshore Logistics, Inc., Gtd. Notes 6.125%, 06/15/13	Ba2		750	716,250
Stena AB, Sr. Notes (Sweden) 7.50%, 11/01/13(l)	Ba3		2,250	2,235,938

				5,424,688

Total Corporate Obligations
(Cost $259,790,818)				257,094,092

CONVERTIBLE BONDS — 18.7%
Abgenix, Inc. 3.50%, 03/15/07	NR		1,000	933,750
Advanced Medical Optics 2.50%, 07/15/24 144A	B3		400	439,500
AGCO Corp. 1.75%, 12/31/10 144A	B1		1,070	1,183,688
Allergan, Inc. Zero Coupon, 11/06/07	A3		1,500	1,597,500
Alliant Techsystems, Inc. 2.75%, 08/15/09 144A	B2		1,000	1,040,000
Amylin Pharmaceuticals, Inc. 2.50%, 04/15/11 144A	NR		1,000	975,000
ASML Holding N.V. (Netherlands) 5.75%, 10/15/06(l)	B3		1,000	1,172,500
Bunge Ltd. Finance Corp. 3.75%, 11/15/07	Baa3		1,500	1,978,125
Cephalon, Inc. 2.50%, 12/15/06	B-	(d)	2,000	1,932,500
Corning, Inc. 3.50%, 11/01/08	Ba2		600	847,500
Costco Wholesale Corp. Zero Coupon, 08/19/17	A3		1,500	1,419,375
Disney, (Walt) Co. 2.125%, 04/15/08	Baa1		2,500	2,693,750
DSTSystems, Inc. 4.125%, 08/15/23	NR		1,750	2,196,250

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

EMC Corp. 4.50%, 04/01/07	BBB	(d)	$1,250	$1,376,563
Fairmont Hotels & Resorts, Inc. (Canada) 3.75%, 01/20/09(a)(l)	NR		3,500	3,561,249
Fisher Scientific International, Inc. 2.50%, 10/01/10(a)	B1		2,750	3,867,187
FLIR Systems, Inc. 3.00%, 06/01/10	B+	(d)	1,500	2,143,125
International Game Technology Zero Coupon, 01/29/33	Baa2		1,000	853,750
Invitrogen, Corp. 1.50%, 02/15/24 144A	NR		1,500	1,415,625
Kroll, Inc. 1.75%, 01/15/14 144A	B2		1,000	1,060,000
L-3 Communications Holdings, Inc. 4.00%, 09/15/11	Ba3		1,000	1,252,500
Lamar Advertising Co. 2.875%, 12/31/10	B2		2,000	2,157,500
Liberty Media Corp. 3.25%, 03/15/31	Baa3		3,000	2,700,000
Lifepoint Hospital Holdings, Inc. 4.50%, 06/01/09	B3		1,500	1,558,125
LSI Logic Corp. 4.00%, 05/15/10	B	(d)	2,000	2,010,000
Manugistics Group, Inc. 5.00%, 11/01/07	NR		1,250	1,153,125
Maxtor Corp. 6.80%, 04/30/10(a)	B2		260	275,600
Medtronic, Inc. 1.25%, 09/15/21	A1		2,500	2,550,000
Mentor Graphics Corp. 6.875%, 06/15/07	NR		1,750	1,850,625
Nestle Holding, Inc. (Switzerland) 3.00%, 05/09/05(l)	AAA	(d)	1,500	1,769,100
Nextel Communications, Inc. 5.25%, 01/15/10	B2		1,000	977,500
Placer Dome, Inc. 2.75%, 10/15/23	BBB+	(d)	2,500	2,837,500
RF Micro Devices, Inc. 1.50%, 07/01/10	B-	(d)	1,500	1,777,500
Schlumberger Ltd. 1.50%, 06/01/23	A1		1,500	1,595,625
Sinclair Broadcast Group, Inc. 4.875%, 01/15/11	B3		1,000	930,000
8.75%, 12/15/11	B2		1,000	1,075,000

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

STMicroelectronics N.V. (Netherlands) Zero Coupon, 08/05/06(l)	A3		$1,000	$977,679
Teradyne, Inc. 3.75%, 10/15/06	B+	(d)	1,000	1,060,000
Teva Pharmaceuticals Financial 0.375%, 11/18/07	BBB	(d)	1,000	1,597,500
0.50%, 08/01/08	BBB	(d)	800	830,000
Tyco International Group SA (Luxembourg) 2.75%, 01/15/08(l)	Ba2		1,000	1,507,500
Universal Health Services, Inc. 0.426%, 06/23/06	Baa3		2,500	1,496,875
Watson Pharm, Inc. 1.75%, 03/15/23(a)	Ba1		1,750	1,660,313
Wind River Systems, Inc. 3.75%, 12/15/06	CCC+	(d)	600	589,500

Total Convertible Bonds
(cost $66,149,141)				68,876,004

			Shares
COMMON STOCK
Software/Services
EMC Corp.*			3,000	34,200
McDATA Corp. (Class “A” Stock)*			110	592

Total Common Stock
(Cost $126,604)				34,792

PREFERRED STOCK — 3.2%
Aerospace/Defense — 0.1%
Northrop Grumman Corp. 7.25% [CVT]			5,000	531,600

Beverages — 0.2%
Constellation Brands, Inc. 5.75% [CVT]*			20,000	658,600

Electric — Distribution/Transportation — 0.5%
FPL Group, Inc. 8.00% [CVT]			35,000	1,918,350

Electric — Integrated — 0.3%
Dominion Resources, Inc. 9.50% [CVT]			20,000	1,088,000

Energy — Exploration & Production — 0.2%
Kerr-McGee Corp. 5.50% [CVT]			10,000	564,900

Energy Exploration — 0.3%
Chesapeake Energy Corp. 6.00%* [CVT]			14,000	1,018,500

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)

Food & Drug Retailers — 0.2%
Albertson’s, Inc. 7.25%* [CVT]	25,000	$692,250

Forestry/Paper — 0.3%
Temple-Inland, Inc. 7.50% [CVT]	20,000	1,176,400

Health Services — 0.5%
Anthem, Inc. 6.00% [CVT]	5,500	564,905
Omnicare, Inc. 4.00% [CVT]	20,000	1,240,600

		1,805,505

Leisure
Six Flags, Inc. 7.25% [CVT]	8,000	179,200

Media — Broadcasting — 0.4%
Sinclair Broadcast Group, Inc. 6.00% [CVT]	30,000	1,297,500

Media — Services — 0.2%
Interpublic Group of Companies, Inc. Series A 5.375% [CVT]*	15,000	765,450

Total Preferred Stock
(Cost $10,931,123)		11,696,255

	Principal Amount (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.6%
Federal National Mortgage Assoc.
5.50%, 07/01/33	$3,189	3,183,600
6.00%, 05/01/33	5,472	5,597,883
7.00%, 11/01/31 - 03/01/32	706	746,490

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $9,626,133)		9,527,973

Total Long-Term Investments
(Cost $346,623,819)		347,229,116

	Principal Amount (000)	Value (Note 2)

SHORT-TERM INVESTMENTS — 19.2%
Commercial Paper — 1.1%
HBOS Treasury Services 1.11%, 08/11/04(b)	$4,072	$4,049,270

Corporate Obligations — 0.8%
Natexis Banque 1.547%, 07/01/04(b)(c)	2,985	2,984,336

Time Deposit — 1.2%
J. P. Morgan Chase & Co. 1.25%, 07/01/04(b)	4,290	4,290,150

	Shares
Non-Registered Investment Company — 11.2%
BlackRock Institutional Money Market Trust(b)(j)	41,427,574	41,427,574

Registered Investment Companies — 4.9%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	9,014,409	9,014,409
BlackRock Provident Institutional Funds TempFund Portfolio(j)	9,014,409	9,014,409

		18,028,818

Total Short-Term Investments
(Cost $70,780,148)		70,780,148

Total Investments — 113.4%
(Cost $417,403,967; Note 5)		418,009,264
Liabilities in Excess of Other Assets — (13.4%)		(49,355,408)

Net Assets — 100.0%		$368,653,856

The following abbreviations are used throughout the Schedule of Investments:

CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s

AST Lord Abbett Bond—Debenture Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following annotations are used throughout the Schedule of Investments:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
*	Non-income producing security.
(a)	Portion of securities on loan with an aggregate market value of $51,582,122; cash collateral of $52,751,330 was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral for securities on loan.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(d)	Standard & Poor’s rating.
(j)	Security available to institutional investors only.
(l)	U.S. dollar denominated foreign bonds.

See Notes to Financial Statements.

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

LONG-TERM INVESTMENTS — 53.4%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.9%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/18 - 05/01/34	$9,348	$9,350,416
5.50%, 01/01/34	3,770	3,760,193
6.00%, 02/01/16 - 02/01/33	11,118	11,454,739
6.50%, 08/01/32	3,589	3,747,772
8.25%, 08/01/17	21	23,265

		28,336,385

Federal National Mortgage Assoc.
3.437%, 01/01/24(c)	17	16,811
3.681%, 08/01/29(c)	344	352,457
3.966%, 05/01/36(c)	19,748	20,305,423
4.294%, 11/01/35(c)	6,028	6,226,340
4.50%, 09/01/18 - 09/01/33	1,974	1,917,961
4.534%, 01/01/28(c)	247	254,412
5.00%, 01/01/17 - 07/15/34	119,819	117,978,114
5.50%, 08/01/16 - 07/15/34	115,236	116,664,677
6.00%, 08/01/13 - 01/01/34	35,323	36,850,607
6.375%, 01/01/09	1,845	1,985,403
6.50%, 09/01/16 - 11/01/33	1,837	1,933,895

		304,486,100

Government National Mortgage Assoc.
2.75%, 01/20/32 - 02/20/32(c)	13,378	13,110,476
3.00%, 05/20/34 - 06/20/34	2,200	2,141,775
3.25%, 04/20/30 - 05/20/30(c)	547	543,491
3.375%, 03/20/17 - 02/20/27(c)	4,761	4,735,119
3.50%, 07/20/30(c)	3,681	3,661,199
4.00%, 10/20/29 - 11/20/29(c)	6,096	6,174,543
4.375%, 06/20/22 - 04/20/23(c)	598	609,676
4.625%, 10/20/23 - 12/20/26(c)	2,381	2,440,355
4.75%, 08/20/23 - 09/20/24(c)	1,473	1,512,479
6.00%, 01/15/34	205	210,324
7.00%, 02/15/24	19	20,094

		35,159,531

Total U.S. Government Agency Mortgage-Backed Securites
(Cost $366,674,025)		367,982,016

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp. 2.875%, 12/15/06	1,245	1,233,592
Federal National Mortgage Assoc. 6.25%, 05/25/08 [IO] (cost $1,270; purchased 05/16/94)(g)	17	76

			Principal Amount (000)	Value (Note 2)

Small Business Administration
7.449%, 08/01/10			$1,879	$2,045,306
6.344%, 08/01/11			13,444	14,133,657
4.875%, 09/10/13			13,600	13,382,907
5.13%, 09/01/23			1,668	1,662,005
5.52%, 06/01/24			10,580	10,717,884

Total U.S. Government Agency Obligations
(Cost $42,422,099)				43,175,427

U.S.TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bonds 6.00%, 02/15/26			4,957	5,342,912
U.S. Treasury Inflationary Bonds [TIPS]
3.375%, 01/15/07(c)(k)			6,100	7,754,620
3.875%, 01/15/09(c)			50,500	64,549,870
4.25%, 01/15/10(c)			3,000	3,837,403
3.375%, 01/15/12(c)			2,400	2,815,707
3.00%, 07/15/12(c)			24,500	27,699,705
3.875%, 04/15/29(c)			10,450	15,241,046
U.S. Treasury Notes
2.50%, 05/31/06			200,000	199,390,800
2.75%, 06/30/06			36,200	36,233,956

Total U.S. Treasury Obligations
(Cost $360,221,904)				362,866,019

	Moody’s Rating
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Bank of America Mortgage Securities, Series 2004-1 Class 5A1 6.50%, 09/25/33	AAA	(d)	1,936	1,977,320
Bear Stearns Trust, Series 2002-11 Class A-1 5.635%, 02/25/33 [ARM](c)	Aaa		1,164	1,168,759
Series 2002-11 Class A-2 5.387%, 01/25/33 [ARM](c)	Aaa		3,964	3,992,923
Series 2002-8 Class 3A 6.053%, 08/25/32 [ARM](c)	Aaa		181	180,449
Series 2002-9 Class 2A 5.288%, 10/25/32 [ARM](c)	Aaa		582	587,794

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Fannie Mae Whole Loan, Series 2002-W3 Class A2 5.50%, 10/25/21	Aaa	$164	$164,502
Series 2003-W1 Class 1A1 6.50%, 12/25/42	Aaa	3,252	3,392,322
Series 2004-W2 Class 2A2 7.00%, 02/25/44	Aaa	990	1,047,746
Series 2004-W2 Class 5A 7.50%, 03/25/44	Aaa	997	1,068,773
Fannie Mae, Series 1993-70 Class Z 6.90%, 05/25/23	Aaa	275	287,188
Series 2002-55 Class KY 4.75%, 04/25/28	Aaa	283	283,330
Series 2002-56 Class MC 5.50%, 09/25/17	Aaa	549	570,316
Series 2003-122 Class TU 4.00%, 05/25/16	Aaa	770	773,555
Series 2003-25 Class KP 5.00%, 04/25/33	Aaa	27,637	27,401,259
Series 2003-33 Class PU 4.50%, 05/25/33	Aaa	917	927,012
Series 2003-63 Class A2 2.34%, 07/25/44	Aaa	420	419,850
Freddie Mac, Series 2064 Class ZA 6.50%, 05/15/28	Aaa	7,217	7,442,487
Series 2145 Class MZ 6.50%, 04/15/29	Aaa	14,048	14,572,717
Series 2378 Class PE 5.50%, 11/15/16	Aaa	665	682,837
Series 2504 Class L 5.50%, 03/15/15	Aaa	194	195,425
Series 2513 Class QK 5.00%, 08/15/28	Aaa	330	331,611
Series 2535 Class DT 5.00%, 09/15/16	Aaa	1,351	1,377,962
Series 2649 Class QA 3.50%, 03/15/10	Aaa	1,280	1,291,533
Series 2662 Class DG 5.00%, 10/15/22	Aaa	1,300	1,266,372
Series 2694 Class QH 4.50%, 03/15/32	Aaa	1,265	1,176,277
Series 2721 Class PE 5.00%, 01/15/23	Aaa	525	501,338
Series 2724 Class PT 3.75%, 05/15/16	Aaa	578	580,299

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Series 2728 Class TC 4.00%, 02/15/23	Aaa		$1,060	$1,055,886
Series 2734 Class PG 5.00%, 07/15/32	Aaa		909	878,754
Series 2737 Class XG 4.00%, 11/15/22	Aaa		530	528,220
Series 2737 Class YD 5.00%, 08/15/32	Aaa		600	575,881
Series 2750 Class NB 4.00%, 12/15/22	Aaa		1,426	1,419,933
Series 2759 Class AU 3.50%, 05/15/19	Aaa		610	612,699
Series 2786 Class PA 3.50%, 10/15/10	Aaa		595	599,243
Government National Mortgage Assoc., Series 1998-24 Class Z 6.50%, 09/20/28	Aaa		9,837	10,063,095
GS Mortgage Securities Corp. II, Series 2001-1285 Class A2 6.526%, 08/15/18 144A	Aa1		2,000	2,173,184
GSR Mortgage Loan Trust, Series 2004-7 Class 1A1 3.492%, 06/01/34	Aaa		19,400	19,085,128
Indymac Trust, Series 2001-H2 Class A2 6.587%, 01/25/32 [ARM](c)	Aaa		390	398,548
Merrill Lynch Mortgage Investors, Inc., Series 1998-C3 Class A1 5.65%, 12/15/30	Aaa		1,283	1,296,661
Nationslink Funding Corp., Series 1999-SL Class A4 6.654%, 11/10/30	Aaa		434	458,424
PHH Mortgage Services Corp., Series 1997-6 Class A4 7.194%, 11/18/27 144A(c)	NR		1,260	1,216,927
Prime Mortgage Trust, Series 2004-CL1 Class 1A2 1.50%, 02/25/34	AAA	(d)	3,671	3,671,011
Series 2004-CL1 Class 2A2 1.50%, 02/25/19	AAA	(d)	907	909,072
Residential Asset Securitization Trust, Series 2001-A1 Class A5 7.041%, 07/25/31	Aaa		7,553	7,547,833

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Residential Funding Mortgage Securities, Series 2002-SA2 Class A1 5.604%, 09/25/32(c)	Aaa		$813	$814,771
Rothschild, (L.F.) Mortgage Trust, Series 2 Class Z 9.95%, 08/01/17	AAA	(d)	230	247,308
Structured Asset Securities Corp., Series 2002-1A Class 4A 6.111%, 02/25/32(c)	Aaa		414	416,800
Washington Mutual, Series 2002-AR11 Class A1 5.16%, 10/25/32(c)	Aaa		2,993	3,020,624
Series 2004-CB1 Class 4A 6.00%, 05/25/34	Aaa		837	862,360

Total Collateralized Mortgage Obligations
(Cost $130,140,349)				131,514,318

MUNICIPAL BONDS — 4.5%
California — 0.4%
Golden State Tobacco Securitization Corp. Series 2003-A-1 6.25%, 06/01/33	A3		5,300	4,779,328
Ventura County California Community College District Series A 5.00%, 08/01/27	Aaa		3,355	3,323,161

				8,102,489

Illinois — 0.9%
Chicago Illinois General Obligation Bond 5.00%, 01/01/35	Aaa		17,450	16,893,170
Chicago Illinois Refunding-Emergency Telephone System 5.25%, 01/01/13	Aaa		2,000	2,176,880
Illinois State Taxable-Pension General Obligation Bond 4.95%, 06/01/23	Aa3		570	523,363

				19,593,413

Maryland — 0.3%
Prince George’s Country Maryland General Obligation Bond Series B 5.00%, 10/01/13	Aa2		5,570	6,027,576

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Nevada — 0.6%
Las Vegas Water Authority (MBIA Insured) Series B
5.00%, 06/01/25	Aaa	$3,840	$3,842,419
5.00%, 06/01/26	Aaa	7,000	6,917,050
5.00%, 06/01/27	Aaa	2,200	2,164,536

			12,924,005

New Jersey — 0.1%
City of Trenton General Obligation Bond 4.80%, 04/01/14	Aaa	990	958,498
Jersey City Municipal Utilities Authority Water Revenue Bond Series A 4.81%, 05/15/14	Aaa	1,000	961,200

			1,919,698

New Mexico
Jicarilla New Mexico Apache Nation Revenue Bond 3.85%, 12/01/08	NR	435	427,896

New York — 1.2%
New York City Municipal Financial Authority Water & Sewer System Series E 5.00%, 06/15/34	Aa2	12,800	12,432,001
New York City Transitional Financial Authority Series E
5.00%, 02/01/28	Aa2	1,200	1,175,544
5.00%, 02/01/33	Aa2	11,700	11,370,294

			24,977,839

Oregon
Portland Oregon River District Urban Renewal and Redevelopment Revenue Bonds Series B 3.35%, 06/15/10	Aaa	1,020	944,306

Texas — 0.3%
Lower Colorado River Authority Texas 5.00%, 05/15/31	Aaa	5,000	4,884,100
University of Texas Revenue Bond Series B 5.00%, 08/15/33	Aaa	1,600	1,561,568

			6,445,668

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Washington — 0.3%
Energy Northwest Washington Electric Series A
5.50%, 07/01/13	Aa1	$3,300	$3,649,569
5.50%, 07/01/14	Aa2	2,600	2,871,128

			6,520,697

Wisconsin — 0.4%
Badger Tobacco Asset Securitization Corp. 6.00%, 06/01/17	A3	10,100	9,146,661
Wisconsin State General Revenue Bond 5.70%, 05/01/26	Aaa	510	502,921

			9,649,582

Total Municipal Bonds
(Cost $101,447,235)			97,533,169

CORPORATE OBLIGATIONS — 3.9%
Airlines — 0.2%
United Air Lines, Inc., Equipment Trust, Series 91C 10.36%, 11/13/12 144A (cost $8,052,232; purchased 01/03/96)(g)(i)	Ca	6,925	3,081,625
Series 91E 10.36%, 11/27/12 144A (cost $582,741; purchased 01/03/96)(g)(i)	Ca	500	197,500
United Air Lines, Inc., Pass-Thru Cert., Series 91A2 10.02%, 03/22/14 144A (cost $1,000,630; purchased 03/01/95)(g)(i)	Ca	1,000	483,175

			3,762,300

Conglomerates — 0.1%
Altria Group, Inc., Debs. 7.75%, 01/15/27	Baa2	1,700	1,742,850

Entertainment & Leisure
Time Warner, Inc., Notes 8.11%, 08/15/06	Baa1	510	556,409

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

Financial Services — 1.8%
CIT Group, Inc., Sr. Notes 7.125%, 10/15/04	A2		$7,000	$7,107,631
Duke Capital Corp., Notes 4.302%, 05/18/06	Baa3		595	604,767
Ford Motor Credit Co., Notes 6.875%, 02/01/06	A3		431	452,243
Sr. Notes 5.80%, 01/12/09	A3		860	868,937
Gemstone Investor Ltd., Gtd. Notes 7.71%, 10/31/04 144A	Caa1		3,600	3,645,000
General Motors Acceptance Corp., Notes
1.499%, 07/21/04(c)	A3		5,150	5,149,057
6.75%, 01/15/06	A3		1,475	1,546,141
6.125%, 09/15/06	A3		780	812,677
4.375%, 12/10/07	A3		380	374,927
6.875%, 09/15/11	A3		510	523,638
Pemex Project Funding Master Trust, Gtd. Notes
8.50%, 02/15/08	Baa1		490	541,450
8.00%, 11/15/11	Baa1		2,700	2,922,750
8.625%, 02/01/22	Baa1		2,300	2,403,500
Phoenix Quake Ltd., Notes 3.56%, 07/03/08 144A (cost $1,200,000; purchased 06/18/03)(g)	Baa3		1,200	1,233,696
3.56%, 07/03/08 144A (cost $1,200,000; purchased 06/18/03)(g)	Baa3		1,200	1,233,696
4.61%, 07/03/08 144A(c)	Ba1		550	566,473
Qwest Capital Funding Corp., Gtd. Notes 7.25%, 02/15/11	Caa2		153	131,580
Sr. Wind Ltd., Notes, Series A1 6.43%, 05/09/08 144A (cost $4,000,000; purchased 04/30/01)(c)(g)	BB+	(d)	4,000	4,059,280
Series A2 6.93%, 05/09/08 144A (cost $2,000,000; purchased 04/30/01)(c)(g)	BB+	(d)	2,000	2,023,600

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)#	Value

UFJ Finance Aruba AEC, Gtd. Notes 6.75%, 07/15/13	Baa1	$2,900	$3,003,855
Verizon Global Funding Corp., Notes 7.25%, 12/01/10	A2	900	1,007,481

			40,212,379

Oil & Gas — 0.6%
El Paso Corp., Sr. Notes 7.75%, 01/15/32	Caa1	14,940	12,064,050

Telecommunications — 1.0%
France Telecom SA, Notes (France) 8.45%, 03/01/06(c)(l)	Baa2	5,000	5,362,785
GTE Hawaiian Telephone, Debs. 7.375%, 09/01/06	Aaa	585	628,212
Qwest Corp., Debs.
7.20%, 11/10/26	Ba3	8,950	7,741,751
8.875%, 06/01/31	Ba3	500	485,000
Notes 8.875%, 03/15/12 144A	Ba3	400	434,000
Sprint Capital Corp., Gtd. Notes 6.00%, 01/15/07	Baa3	6,300	6,601,379

			21,253,127

Utilities — 0.2%
AEP Texas Central Co., Notes 2.50%, 08/16/04(c)	Baa2	1,600	1,601,330
Appalachian Power Co., Sr. Notes, Series E 4.80%, 06/15/05	Baa2	1,585	1,616,684
Cleveland Electric Co., Notes 7.13%, 07/01/07	Aaa	1,570	1,710,984

			4,928,998

Total Corporate Obligations
(Cost $92,426,606)			84,520,113

FOREIGN GOVERNMENT BONDS — 2.4%
German Government (Germany) 5.25%, 07/04/10	Aaa	EUR 200	261,717
Republic of Brazil (Brazil)
2.063%, 04/15/06 [BRB](c)	B2	2,378	2,345,985
11.50%, 03/12/08	B2	7,000	7,514,500
2.125%, 04/15/09 [BRB](c)	B2	1,041	946,514
2.125%, 04/15/09	B2	118	106,951
11.00%, 01/11/12	B2	7,080	7,157,880

	Moody’s Rating	Principal Amount (000)#	Value

Republic of Panama (Panama)
9.375%, 01/16/23	Ba1	$4,400	$4,510,000
8.875%, 09/30/27	Ba1	400	390,000
Republic of Peru (Peru)
9.125%, 01/15/08	Ba3	3,000	3,270,000
9.125%, 02/21/12	Ba3	6,500	6,695,000
9.125%, 02/21/12	Ba3	1,375	1,416,250
9.875%, 02/06/15	Ba3	2,500	2,625,000
4.50%, 03/07/17	Ba3	4,000	3,230,000
Republic of South Africa (South Africa) 9.125%, 05/19/09	Baa2	800	933,000
United Mexican States (Mexico)
9.875%, 02/01/10	Baa2	600	722,400
8.375%, 01/14/11	Baa2	2,800	3,171,000
6.375%, 01/16/13	Baa2	2,490	2,491,245
8.125%, 12/30/19	Baa2	200	214,500
8.30%, 08/15/31	Baa2	5,100	5,355,000

Total Foreign Government Bonds
(Cost $51,593,036)			53,356,942

ASSET-BACKED SECURITIES — 1.0%
Bear Stearns Asset Backed Securities, Inc. Series 2001-A Class AIII 1.559%, 02/15/31(c)	Aaa	1,006	1,007,601
EMC Mortgage Loan Trust Series 2001-A Class A 1.67%, 05/25/40 144A(c)	Aaa	13,762	13,802,709
Novastar NIM Trust Series 2004-N1 Class Notes 4.458%, 02/25/34 144A (cost $550,617; purchased 01/30/04)(g)	A-(d)	551	550,962

Total Asset-Backed Securities
(Cost $21,784,608)			21,860,779

		Units
RIGHTS* — 0.1%
United Mexican States Value Recovery Series C (Mexico)		49,719	1,118,678
Series D (Mexico)		33,910	762,975
Series E (Mexico)		33,910	610,380

Total Rights
(Cost $291,114)			2,492,033

Total Long-Term Securities
(Cost $1,167,000,976)			1,165,300,816

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 52.7%
Certificates of Deposit — 4.2%
Citibank NA 1.19%, 08/20/04	$42,800	$42,799,929
Morgan Stanley 1.39%, 07/06/05 144A (cost $6,300,000; purchased 06/29/04)(g)	6,300	6,300,000
Wells Fargo Bank NA 1.24%, 07/19/04	42,800	42,800,000

		91,899,929

Commercial Paper — 7.1%
Altria-Philip Morris Group, Inc. 1.80%, 08/03/04(c)	3,000	3,000,000
CDC Corp. 1.32%, 09/10/04 144A (cost $6,383,334; purchased 06/08/04)(h)	6,400	6,383,104
Danske Corp. 1.195%, 08/20/04	600	598,954
HBOS Treasury Services PLC
1.08%, 07/23/04	32,500	32,477,478
1.21%, 08/25/04	300	299,417
1.25%, 08/31/04	200	199,569
1.32%, 10/01/04	200	199,318
Rabobank USA Finance Corp.
1.11%, 08/23/04	16,600	16,572,421
Stadshypotek Delaware, Inc.
1.10%, 08/06/04 144A (cost $10,388,560; purchased 05/06/04)(h)	10,400	10,387,988
1.10%, 08/06/04 144A (cost $49,945,000; purchased 05/06/04)(h)	50,000	49,942,250
UBS Finance (DE) LLC, Inc.
1.07%, 07/15/04	10,800	10,795,277
1.24%, 08/31/04	5,300	5,288,682
1.135%, 09/01/04	1,000	998,014
1.245%, 09/10/04	500	498,755
1.265%, 09/20/04	16,500	16,452,457

		154,093,684

U.S. Government Agency Obligations — 39.0%
Federal Home Loan Bank
1.20%, 07/01/04	13,000	13,000,000
1.25%, 09/01/04	21,400	21,353,188
Federal Home Loan Mortgage Corp.
1.055%, 08/03/04	22,300	22,278,074
1.06%, 08/03/04	21,000	20,979,255
1.12%, 08/10/04	21,700	21,671,101
1.125%, 08/10/04	1,600	1,597,860

	Principal Amount (000)	Value (Note 2)

1.055%, 08/16/04	$10,000	$9,986,295
1.28%, 08/23/04	21,400	21,359,001
1.21%, 08/31/04	21,500	21,455,196
1.215%, 08/31/04	21,500	21,455,011
1.275%, 09/07/04	21,400	21,347,704
1.275%, 09/07/04	21,400	21,347,704
1.275%, 09/07/04	15,900	15,861,144
1.32%, 09/07/04	21,400	21,345,858
1.20%, 09/08/04	21,700	21,649,367
1.44%, 09/14/04	17,500	17,446,800
1.45%, 09/14/04	21,300	21,234,798
1.45%, 09/14/04	19,700	19,639,696
1.26%, 09/20/04	1,400	1,395,982
1.435%, 09/21/04	21,400	21,329,199
1.28%, 09/22/04	21,400	21,336,085
1.30%, 09/30/04	21,400	21,328,904
1.47%, 09/30/04	21,400	21,319,607
1.52%, 10/13/04	16,100	16,028,623
Federal National Mortgage Assoc.
1.06%, 07/21/04	5,800	5,796,408
1.055%, 07/28/04	9,000	8,992,379
1.055%, 07/28/04	21,100	21,082,133
1.055%, 08/04/04	22,000	21,976,946
1.065%, 08/04/04	22,000	21,976,727
1.125%, 08/11/04	16,100	16,077,949
1.125%, 08/11/04	24,600	24,566,307
1.18%, 08/25/04	21,400	21,359,425
1.18%, 08/25/04	21,400	21,359,425
1.215%, 09/01/04	15,900	15,866,193
1.215%, 09/01/04	21,500	21,454,286
1.22%, 09/01/04	21,500	21,454,098
1.24%, 09/01/04	21,400	21,353,562
1.25%, 09/01/04	21,400	21,353,188
1.12%, 09/08/04	22,000	21,952,089
1.43%, 09/08/04	21,300	21,240,774
1.41%, 09/15/04	21,200	21,136,064
1.41%, 09/15/04	21,200	21,136,064
1.415%, 09/15/04	15,200	15,153,997
1.45%, 09/22/04	17,900	17,839,438
1.53%, 10/20/04	8,700	8,658,588
1.565%, 10/20/04	21,800	21,693,858

		851,226,350

U.S. Treasury Obligations — 2.4%
U.S. Treasury Bills
1.135%, 09/02/04(k)(n)	4,160	4,151,606
1.232%, 09/09/04(n)	42,700	42,596,207
1.315%, 09/16/04(n)	500	498,575
1.391%, 09/16/04(k)(n)	2,800	2,791,561
1.391%, 09/16/04(k)(n)	3,500	3,489,452

		53,527,401

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Shares	Value (Note 2)
Registered Investment Companies
BlackRock Provident Institutional Funds TempCash Portfolio(j)	128,249	$128,249
BlackRock Provident Institutional Funds TempFund Portfolio(j)	128,249	128,249

		256,498

Total Short-Term Investments
(Cost $1,151,048,763)		1,151,003,862

Total Investments, Before Outstanding Options Written — 106.1%
(Cost $2,318,049,739; Note 5)		2,316,304,678

	Number of Contracts/ Swap Notional Amount (000)

OUTSTANDING OPTIONS WRITTEN — (0.2)%
Call Options — (0.2)%
Swap 3-Month LIBOR & Fixed, Strike Price 5.20, Expires 11/02/04*	$31,400	(777,495)
Swap 3-Month LIBOR & Fixed, Strike Price 5.50, Expires 01/07/05*	24,500	(870,730)
Swap 3-Month LIBOR & Fixed, Strike Price 6.00, Expires 06/09/05*	38,300	(2,006,997)
Swap 3-Month LIBOR & Fixed, Strike Price 6.00, Expires 10/19/04*	9,400	(614,393)
Swap 3-Month LIBOR & Fixed, Strike Price 7.00, Expires 10/07/04*	9,100	(1,575)
U.S. Treasury Note Futures, Strike Price 110, Expire 08/24/04*	260	(223,437)
U.S. Treasury Note Futures, Strike Price 111, Expire 08/27/04*	105	(52,500)
U.S. Treasury Note Futures, Strike Price 111.50, Expire 09/04/04*	61	(3,812)
U.S. Treasury Note Futures, Strike Price 114, Expire 08/27/04*	30	(1,876)
U.S. Treasury Note Futures, Strike Price 115, Expire 08/27/04*	369	(11,531)

		(4,564,346)

	Number of Contracts/ Swap Notional Amount (000)	Value (Note 2)
Put Options
3-Month Euro-Euribor Interest Futures, Strike Price 97.00, Expires 12/13/04*	$86	$(86,082)
3-Month Euro-Euribor Interest Futures, Strike Price 97.50, Expires 09/13/04*	81	(25,643)
Swap 3-Month LIBOR & Fixed, Strike Price 6.00, Expires 10/19/04*	9,400	(8,940)
Swap 3-Month LIBOR & Fixed, Strike Price 6.70, Expires 06/09/05*	22,300	(88,241)

Swap 3-Month LIBOR & Fixed, Strike Price 6.70, Expires 11/02/04*	31,400	(5,025)
Swap 3-Month LIBOR & Fixed, Strike Price 7.00 Expires 01/07/05*	24,500	(9,628)
U.S. Treasury Note Futures, Strike Price 105, Expire 08/27/04*	260	(36,562)
U.S. Treasury Note Futures, Strike Price 107.50, Expire 09/04/04*	91	(34,125)
U.S. Treasury Note Futures, Strike Price 108, Expire 08/27/04*	183	(122,953)

		(417,199)

Total Outstanding Options Written (Premium Received $7,246,615)		(4,981,545)

Total Investments, Net of Outstanding Options Written — 105.9
(Cost $2,310,803,124)		2,311,323,133
Liabilities in Excess of Other Assets — (5.9%)		(129,503,624)

Net Assets — 100.0%		$2,181,819,509

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following abbreviations are used throughout the Schedule of Investments:

ARM	Adjustable Rate Mortgage Security
BRB	Brady Bond
BRC	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
IO	Interest Only
JPY	Japanese Yen
KOR	Korean Won
MXP	Mexican Peso
NR	Not Rated by Moody’s or Standard & Poor’s
PEI	Peruvian Sol
RUB	Russian Rouble
SGD	Singapore Dollar
SKK	Slovak Koruna
TIPS	Treasury Inflation Protestion Securities
TWD	Taiwan Dollar
ZAR	South African Rand

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $27,644,836. The aggregate value, $21,984,009 represents 1.01% of net assets.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $66,716,894. The aggregate market value of $66,713,342 is approximately 3.06% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.
(i)	Represents issuer in default on interest payments, Non-income producing security.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $13,239,699 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Type	Expiration Month	Number of Contracts	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation (Depreciation)
Long Positions:
U.S. Treasury 5 Year Notes	Sep 04	934	$100,875,313	$101,514,125	$638,812
U.S. Treasury 10 Year Notes	Sep 04	4,197	454,368,117	458,850,141	4,482,024
3 Month Euro-Bobl	Sep 04	333	44,645,144	44,687,382	42,238
Euro Dollar	Dec 04	248	60,527,512	60,440,700	(86,812)
Euro Dollar	Mar 05	234	56,973,014	56,762,550	(210,464)
Euro Dollar	June 05	320	77,690,500	77,304,000	(386,500)
Euro Dollar	Sep 05	176	42,619,381	42,372,000	(247,381)
Euro Dollar	Dec 05	196	47,294,987	47,044,900	(250,087)
Euro Dollar	Mar 06	49	11,776,231	11,734,887	(41,344)
Euro Euribor Interest Rate	June 05	475	140,293,003	140,301,638	8,635
Euro Euribor Interest Rate	Sep 05	420	123,916,794	123,762,364	(154,430)
Euro Euribor Interest Rate	Dec 05	459	135,583,340	134,947,441	(635,899)

					3,158,792

Short Position:
U.S. Treasury 30 Year Bonds	Sep 04	596	64,456,563	63,399,500	(1,057,063)

					$2,101,729

(l)	U.S. dollar denominated foreign bonds.
(n)	Rates shown are the effective yields at purchase date.

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

Interest rate swap agreements outstanding at June 30, 2004:

Description	Expiration Month		Notional Amount (000)	Unrealized Appreciation (Depreciation)
Receive variable rate payments on the one month LIBOR-BBA floating rate and pay fixed rate payments of 0.65%. (cost $0; purchased 03/26/04)(g)(6)	Sep 04		$4,400	$(10,160)
Receive fixed rate payments of 4.00% and pay variable rate payments on the three month LIBOR-BBA floating rate.(7)	Dec 09		111,600	921,046
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $255,444; purchased on 12/16/03)(g)(5)	Mar 07	EUR	48,100	367,194
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $285,043; purchased 12/21/03 - 03/22/04)(g)(4)	Dec 07	EUR	83,300	(171,757)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $947,301; purchased 03/10/04)(g)(2)	Jun 08	EUR	52,800	(737,651)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(4)	Jun 10	EUR	8,300	(145,056)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(7)	Jun 10	EUR	11,800	(212,625)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(1)	Jun 10	EUR	43,300	(456,504)
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost ($4,768); purchased on 03/15/02)(g)(4)	Mar 17	EUR	2,000	40,028
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost ($22,063); purchased 02/12/02)(g)(3)	Mar 17	EUR	15,000	286,513
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $62,540; purchased 05/15/02)(g)(7)	Mar 32	EUR	5,300	65,735
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $41,291; purchased 03/15/02)(g)(4)	Mar 32	EUR	6,600	118,448
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $17,837; purchased 03/15/02)(g)(4)	Mar 17	GBP	1,200	3,418
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $38,858; purchased 03/14/02)(g)(7)	Mar 17	GBP	2,500	5,423
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%. (cost $68,356; purchased 02/12/02)(g)(3)	Mar 17	GBP	6,800	52,088
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(4)	Mar 32	GBP	3,600	18,393
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(7)	Mar 32	GBP	3,100	(12,269)

				$132,264

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

Credit default swap agreements outstanding at June 30, 2004:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 1.10% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased 06/07/04)(g)(5)	Jun 05	$1,200	$4,653
Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased 05/30/03)(g)(6)	Jun 05	500	5,318

			$9,971

Broker/Counterparty:

(1)	Barclays Bank PLC
(2)	Citigroup
(3)	Goldman Sachs
(4)	J.P. Morgan Chase & Co.
(5)	Merrill Lynch
(6)	Morgan Stanley
(7)	UBS - Warburg

AST PIMCO Total Return Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

Foreign currency exchange contracts outstanding at June 30, 2004:

Purchase Contracts

Settlement Month	Type	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Jul 04	Buy BRC	1,303,830	$430,662	$420,998	$(9,664)
Aug 04	Buy BRC	1,361,634	411,867	439,662	27,795
Sep 04	Buy BRC	1,500,000	460,829	484,340	23,511
Aug 04	Buy CLP	379,821,750	597,133	596,966	(167)
Sep 04	Buy CLP	303,010,000	468,328	476,241	7,913
Jul 04	Buy GBP	1,070,000	1,941,100	1,936,330	(4,770)
Jul 04	Buy HKD	3,512,275	451,397	450,677	(720)
Aug 04	Buy HKD	3,561,866	458,059	457,497	(562)
Sep 04	Buy HKD	3,886,800	499,608	499,573	(35)
Sep 04	Buy IDR	34,231,540	754,219	744,567	(9,652)
Jul 04	Buy JPY	3,040,113,000	27,725,987	27,848,955	122,968
Jul 04	Buy KOR	523,611,000	447,957	453,133	5,176
Aug 04	Buy KOR	533,341,000	447,101	461,553	14,452
Sep 04	Buy KOR	590,000,000	503,741	510,586	6,845
Aug 04	Buy MXP	4,869,827	418,172	418,592	420
Sep 04	Buy MXP	5,605,500	486,720	479,711	(7,009)
Aug 04	Buy PEI	1,563,460	446,384	450,240	3,856
Sep 04	Buy PEI	1,739,500	498,139	500,936	2,797
Jul 04	Buy RUB	12,835,460	437,770	441,474	3,704
Aug 04	Buy RUB	13,057,580	441,880	449,114	7,234
Sep 04	Buy RUB	14,270,000	484,056	490,815	6,759
Jul 04	Buy SGD	761,437	449,291	442,512	(6,779)
Aug 04	Buy SGD	774,318	451,655	450,339	(1,316)
Sep 04	Buy SGD	852,375	496,187	496,081	(106)
Aug 04	Buy SKK	14,838,569	441,099	453,112	12,013
Sep 04	Buy SKK	16,715,000	503,009	510,411	7,402
Aug 04	Buy TWD	15,168,502	452,453	450,906	(1,547)
Sep 04	Buy TWD	16,605,000	494,564	493,608	(956)
Aug 04	Buy ZAR	3,026,639	441,143	480,673	39,530
Sep 04	Buy ZAR	3,429,250	524,550	541,725	17,175

			$43,065,060	$43,331,327	$266,267

Sale Contracts

Settlement Month	Type	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Jul 04	Sell EUR	14,078,000	$17,322,598	$17,124,268	$198,330
Aug 04	Sell ZAR	1,821,000	289,341	289,200	141
Sep 04	Sell ZAR	2,003,000	316,670	316,418	252

			$17,928,609	$17,729,886	$198,723

See Notes to Financial Statements.

AST PIMCO Limited Maturity Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM INVESTMENTS — 32.2%
CORPORATE OBLIGATIONS — 12.9%
Airlines — 0.4%
United Air Lines, Inc., Pass-Thru Cert., Series 01-1
6.831%, 09/01/08	Ca	$1,800	$168,985
6.932%, 09/01/11	B3	1,100	273,390
United Air Lines, Inc., Pass-Thru Cert., Series 97A 1.535%, 09/02/04(c)	NR	3,413	2,809,075

			3,251,450

Automobile Manufacturers — 0.6%
DaimlerChrysler NA Holding Co., Notes 7.40%, 01/20/05	A3	4,960	5,094,952

Conglomerates — 0.5%
Tyco International Group, Gtd. Notes (Luxembourg) 6.375%, 06/15/05(l)	Baa3	4,670	4,815,601

Entertainment & Leisure — 1.1%
Disney, (Walt) Co., Notes 4.50%, 09/15/04	Baa1	5,500	5,532,334
Time Warner, Inc., Notes 7.75%, 06/15/05	Baa1	3,600	3,750,887

			9,283,221

Exploration & Production — 0.2%
Kerr-McGee Corp., Gtd. Notes 5.375%, 04/15/05	Baa3	2,000	2,041,766

Financial — Bank & Trust — 0.3%
Household Finance Corp., Notes 6.70%, 07/17/04	A1	2,300	2,415,262

Financial Services — 2.6%
Ford Motor Credit Co., Notes
7.60%, 08/01/05	A3	5,700	5,968,664
6.875%, 02/01/06	A3	4,000	4,197,152
General Motors Accept Corp., Notes 2.135%, 08/18/04(c)	A3	5,100	5,112,347
Pemex Project Funding Master Trust, Gtd. Notes
7.375%, 12/15/14	Baa1	4,000	4,100,000
8.625%, 02/01/22	Baa1	3,000	3,135,000

			22,513,163

Hotels & Motels — 0.3%
MGM Grand, Inc., Notes 6.95%, 02/01/05	Ba1	2,400	2,460,000

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

Oil & Gas — 0.5%
Centerpoint Energy, Notes 8.125%, 07/15/05	Ba1	$1,950	$2,048,793
Pioneer Natural Resources, Sr. Notes 8.875%, 04/15/05	Ba1	2,420	2,531,760

			4,580,553

Restaurants — 0.3%
Yum! Brands, Inc., Sr. Notes 7.45%, 05/15/05	Ba1	2,500	2,597,275

Telecommunications — 3.4%
British Telecom PLC, Notes (United Kingdom) 7.875%, 12/15/05(l)	Baa1	8,400	8,984,053
Deutsche Telekom International Finance Corp., Gtd. Notes (Germany) 8.25%, 06/15/05(l)	Baa2	5,000	5,258,335
France Telecom SA, Notes (France) 8.45%, 03/01/06(c)(l)	Baa2	2,500	2,681,393
Qwest Corp., Notes 7.20%, 11/01/04	Ba3	1,200	1,215,000
SBC Communications, Inc., Notes 4.206%, 06/05/21 144A	A1	4,470	4,540,255
Sprint Capital Corp., Gtd. Notes
7.90%, 03/15/05	Baa3	2,170	2,249,810
6.00%, 01/15/07	Baa3	5,000	5,239,190

			30,168,036

Utilities — 2.7%
AEP Texas Central Co., Notes 2.50%, 08/16/04(c)	Baa2	10,000	10,008,310
Edison International, Inc., Notes 6.875%, 09/15/04	Ba2	3,000	3,026,250
Niagara Mohawk Power Corp., Notes 7.75%, 05/15/06	Baa2	4,590	4,963,130
Pacific Gas & Electric, Notes 1.81%, 04/03/06(c)	Baa2	510	510,345
TXU Corp., Sr. Notes 6.375%, 06/15/06	Ba1	167	176,710
TXU Energy Co., Sr. Notes 6.125%, 03/15/08	Baa2	5,000	5,279,400

			23,964,145

Total Corporate Obligations
(Cost $113,016,224)			113,185,424

AST PIMCO Limited Maturity Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.0%
Bank of America Mortgage Securities, Series 2002-K Class 2A1 5.668%, 10/20/32(c)	AAA	(d)	$2,861	$2,910,112
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8 Class 2A1 4.924%, 01/25/34(c)	Aaa		4,223	4,241,619
Bear Stearns Alt-A Trust, Series 2003-7 Class IIA1 1.58%, 07/01/04(c)	Aaa		2,152	2,153,108
Bear Stearns Trust, Series 2002-2 Class IIIA 6.917%, 06/25/31 [ARM](c)	Aaa		264	278,272
Countrywide Alternative Loan, Trust Series 2003-J3 Class 2A1 6.25%, 12/25/33	AAA	(d)	2,420	2,460,506
Countrywide Home Loans, Series 1999-9 Class A1 6.50%, 08/25/29	AAA	(d)	695	709,697
Series 2003-R4 Class 1A1B 4.879%, 07/25/19 144A	Aaa		1,492	1,514,223
Series 2003-R4 Class 2A 6.50%, 01/25/34 144A	Aaa		1,758	1,806,430
Credit Suisse First Boston USA, Inc., Series 2002 Class P-3A 1.693%, 09/27/32 144A	Aaa		6,937	6,961,506
Series 2003-8 Class 5A1 6.50%, 04/25/33(c)	Aaa		1,130	1,158,570
Fannie Mae Whole Loan, Series 2003-W15 Class 2A2 1.88%, 08/25/43	Aaa		1,662	1,659,581
Fannie Mae, Series 1988-22 Class A 3.065%, 08/25/18(c)	Aaa		21	20,774
Series 1996-39 Class H 8.00%, 11/25/23	Aaa		247	259,604
Series 2002-76 Class PD 5.00%, 08/25/22	Aaa		2,100	2,139,220
Series 2004-41 Class PB 3.50%, 04/25/17	Aaa		2,360	2,376,047

	Moody’s Rating		Principal Amount (000)	Value (Note 2)

FHLMC Structured Pass Through Securities, Series T-57 Class 1A1 6.50%, 07/25/43	Aaa		$8,440	$8,822,336
Series T-59 Class 1A2 7.00%, 10/25/43	Aaa		4,863	5,154,549
First Republic Mortgage Loan Trust, Series 2002-FRB1 Class A 1.539%, 08/15/32(c)	Aaa		21,062	21,074,411
Freddie Mac, Series 2538 Class CA 5.00%, 04/15/16	Aaa		4,187	4,259,933
Government National Mortgage Assoc., Series 1998-15 Class C 6.50%, 06/20/28	Aaa		6,301	6,516,446
GSmps Mortgage Loan Trust, Series 2003-3 Class A1 7.00%, 07/25/43 144A	AAA	(d)	2,792	2,931,918
GSR Mortgage Loan Trust, Series 2004-7 Class 1A1 3.494%, 06/01/34	Aaa		1,700	1,672,408
Mellon Residential Funding Corp., Series 1998-2 Class A14 6.75%, 01/25/13	AAA	(d)	30	30,116
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2 Class B 7.177%, 06/15/21(c)	Aaa		342	360,603
Residential Funding Mortgage Securities, Series 2002-SA2 Class A1 5.595%, 09/25/32(c)	Aaa		1,794	1,796,803
Structured Asset Securities Corp., Series 2001-13 Class 2A 7.00%, 10/25/16	Aaa		911	925,480
Travelers Mortgage Securities Corp., Series 1984-1 Class Z2 12.00%, 03/01/14	Aaa		493	505,255
Washington Mutual, Series 2002-AR11 Class A1 5.16%, 10/25/32(c)	Aaa		3,207	3,235,662
Series 2002-AR2 Class A 3.065%, 07/25/04(c)	Aaa		920	920,888

Total Collateralized Mortgage Obligations
(Cost $88,603,125)				88,856,077

AST PIMCO Limited Maturity Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.8%
Federal Home Loan Mortgage Corp.
4.006%, 12/01/26	$102	$103,951
6.00%, 08/01/29 - 04/01/33	13,605	13,926,009
6.50%, 08/01/32	4,894	5,110,599
8.50%, 01/01/25 - 01/01/25	852	936,256

		20,076,815

Federal National Mortgage Assoc.
2.835%, 01/01/25(c)	33	34,466
4.657%, 05/01/25(c)	284	290,089
4.768%, 03/01/17(c)	882	911,866
5.00%, 09/01/18	3,901	3,916,505
5.50%, 07/15/34 [TBA]	200	199,062
6.00%, 04/01/12 - 11/01/17	6,488	6,769,878

		12,121,866

Government National Mortgage Assoc.
3.375%, 01/20/26(c)	458	455,530
4.00%, 11/20/29(c)	1,069	1,082,821
4.375%, 05/20/24 - 06/20/26(c)	636	648,530
4.75%, 07/20/17 - 07/20/24(c)	208	213,797
6.50%, 04/15/26 - 05/15/32	2,112	2,211,262
7.00%, 01/15/24 - 08/15/25	225	239,707
8.00%, 06/20/30 - 01/20/32	3,856	4,211,962
8.50%, 10/15/29 - 01/15/31	1,118	1,226,993

		10,290,602

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $42,247,569)		42,489,283

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Small Business Investment Cos., Series 1997-P10B1 Class 1 7.31%, 05/10/07
(Cost $575,217,842)	575	617,407

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

FOREIGN GOVERNMENT BONDS — 3.0%
Republic of Brazil (Brazil)
2.065%, 04/15/06 [BRB](c)	B2	$3,648	$3,599,493
2.125%, 04/15/09 [BRB](c)	B2	118	106,951
12.00%, 04/15/10	B2	700	749,000
11.00%, 01/11/12	B2	2,000	2,022,000
8.00%, 04/15/14 [BRB]	B2	2,310	2,121,994
Republic of Panama (Panama)
9.625%, 02/08/11	Ba1	3,000	3,337,500
9.375%, 07/23/12	Ba1	1,000	1,097,500
8.875%, 09/30/27	Ba1	900	877,500
Republic of Peru (Peru)
9.125%, 01/15/08	Ba3	1,200	1,308,000
9.125%, 02/21/12	Ba3	500	515,000
9.125%, 02/21/12	Ba3	4,875	5,021,249
9.875%, 02/06/15	Ba3	1,000	1,050,000
5.00%, 03/07/17	Ba3	501	429,829
Republic of South Africa (South Africa) 9.125%, 05/19/09	Baa2	2,650	3,090,563
United Mexican States (Mexico)
11.375%, 09/15/16	Baa2	150	210,000
8.125%, 12/30/19	Baa2	850	911,625

Total Foreign Government Bonds
(Cost $24,549,439)			26,448,204

ASSET-BACKED SECURITIES — 1.1%
Advanta Mortgage Loan Trust, Series 1994-4 Class A 1.675%, 11/25/29(c)	Aaa	2,286	2,287,783
Chase Fund Loan Acquisition Trust, 2001-C2 Class 11A1 1.54%, 07/25/30	Aaa	315	314,953
First Franklin Mortgage Loan, Series 2003-Ff5 Class A2 2.82%, 03/25/34	Aaa	1,561	1,575,240
Novaster Home Equity Loan, Series 2001-2 Class A2 1.63%, 09/25/31(c)	Aaa	515	515,978
Residential Asset Mortgage Products, Inc., Series 2003-Rs11 Class AIIB 1.63%, 07/25/04(c)	Aaa	2,298	2,304,602
Residential Asset Securities Corp., Series 2001-KS3 Class AII 1.53%, 07/25/04	Aaa	547	547,359

AST PIMCO Limited Maturity Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Moody’s Rating	Principal Amount (000)	Value (Note 2)

SVO Timeshare Mortgage Corp., Series 2001-AA Class A 5.47%, 10/20/13 144A	Aaa	$2,439	$2,503,996

Total Asset-Backed Securities
(Cost $9,959,409)			10,049,911

CONVERTIBLE BOND — 0.1%
Time Warner, Inc. Zero Coupon, 07/22/04
(Cost $1,017,098)	Baa2	1,600	1,022,000

RIGHTS*
United Mexican States Value Recovery Rights Series C (Mexico)		5,500	123,750
Rights Series D (Mexico)		5,500	123,750
Rights Series E (Mexico)		5,500	99,000

Total Rights
(Cost $0)			346,500

Bank Loan — 0.2%
Owens Illinois, Inc. 4.31%, 04/01/08 144A (cost $2,000,000; purchased 06/21/04)(g)		2,000	2,004,600

Total Long-Term Investments
(Cost $281,968,081)			285,019,406

SHORT-TERM INVESTMENTS — 67.5%
Certificates of Deposit — 2.2%
Citibank NA 1.10%, 08/05/04		19,500	19,499,983

Commercial Paper — 26.6%
Altria-Philip Morris Group, Inc. 1.80%, 08/03/04(c)		3,600	3,600,000
Bank of Ireland 1.255%, 09/01/04 144A (cost $12,971,902; purchased 06/01/04)(h)		13,000	12,971,449
1.28%, 09/08/04 144A (cost $14,963,200; purchased 06/03/04)(h)		15,000	14,962,667
CDC Corp. 1.26%, 09/22/04 144A (cost $997,095; Purchased 05/17/04)(h)		1,000	997,060
Danske Corp. 1.27%, 09/20/04		19,400	19,343,880
European Investment Bank 1.03%, 07/02/04		23,600	23,599,325

	Principal Amount (000)	Value (Note 2)

General Electric Capital Corp.
1.14%, 09/03/04	$1,500	$1,496,913
1.24%, 09/03/04	25,900	25,842,012
HBOS Treasury Services PLC
1.055%, 07/16/04	4,600	4,597,877
1.08%, 07/22/04	200	199,868
1.25%, 08/26/04	17,200	17,164,714
Rabobank USA Finance Corp.
1.05%, 07/06/04	25,500	25,496,281
1.11%, 08/23/04	2,500	2,495,847
Royal Bank of Scotland PLC
1.11%, 08/25/04	11,200	11,180,024
1.235%, 09/13/04	17,100	17,056,003
Svenska Handelsbank 1.09%, 08/03/04	26,800	26,772,775
Total Finance 1.42%, 07/01/04 144A (cost $18,300,000; purchased 06/30/04)(h)	18,300	18,300,000
UBS Finance (DE) LLC, Inc.
1.04%, 07/06/04	5,800	5,799,148
1.07%, 07/15/04	300	299,869
Westpac Capital Corp. 1.03%, 07/08/04	2,500	2,499,474

		234,675,186

U.S. Government Agency Obligations — 36.0%
Federal Home Loan Bank
1.20%, 07/01/04(n)	6,000	6,000,000
1.08%, 08/27/04(n)	16,200	16,170,913
1.24%, 09/03/04	9,300	9,279,178
Federal Home Loan Mortgage Corp.
1.055%, 08/03/04(n)	8,000	7,992,134
1.125%, 08/10/04(n)	2,700	2,696,388
1.055%, 08/16/04(n)	20,000	19,972,590
1.15%, 08/17/04(n)	9,400	9,385,652
1.195%, 08/17/04(n)	3,100	3,095,083
1.28%, 08/23/04(n)	9,500	9,481,799
1.205%, 09/14/04(n)	100	99,746
1.435%, 09/21/04(n)	2,300	2,292,391
1.435%, 09/21/04(n)	1,500	1,495,037
1.48%, 09/28/04(n)	8,800	8,767,440
1.47%, 09/30/04(n)	9,500	9,464,312
1.525%, 10/07/04	8,800	8,763,095
1.52%, 10/13/04(n)	1,500	1,493,350
1.53%, 10/18/04	9,400	9,356,056
1.545%, 10/25/04	9,400	9,352,800
1.56%, 10/20/04(n)	8,900	8,856,805
Federal National Mortgage Assoc.
1.045%, 07/21/04(n)	26,600	26,583,758
1.06%, 07/21/04(n)	9,700	9,693,992

AST PIMCO Limited Maturity Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

1.06%, 07/21/04(n)	$500	$499,690
1.055%, 07/28/04(n)	9,800	9,791,702
1.055%, 07/28/04(n)	19,600	19,583,403
1.125%, 08/11/04(n)	4,600	4,593,700
1.15%, 08/18/04(n)	9,400	9,384,841
1.15%, 08/18/04(n)	9,400	9,384,841
1.155%, 08/18/04(n)	7,000	6,988,662
1.185%, 08/25/04(n)	6,200	6,188,195
1.24%, 09/01/04(n)	9,300	9,279,819
1.25%, 09/01/04(n)	1,700	1,696,281
1.13%, 09/08/04(n)	9,800	9,778,467
1.405%, 09/08/04(n)	14,900	14,859,294
1.435%, 09/22/04(n)	9,500	9,468,191
1.45%, 09/22/04(n)	8,800	8,770,227
1.53%, 10/20/04(n)	9,500	9,454,780
1.565%, 10/20/04(n)	8,800	8,757,154

		318,771,766

U.S. Treasury Obligations — 2.6%
U.S. Treasury Bills
1.135%, 09/02/04(k)(n)	3,520	3,512,897
1.232%, 09/09/04(n)	18,600	18,554,788
1.391%, 09/16/04(k)(n)	600	598,192

		22,665,877

	Shares
Registered Investment Companies — 0.1%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	406,474	406,474
BlackRock Provident Institutional Funds TempFund Portfolio(j)	406,474	406,474

		812,948

Total Short-Term Investments
(Cost $596,447,501)		596,425,760

Total Investments, Before Outstanding Options Written — 99.7%
(Cost $878,415,582; Note 5)		881,445,166

	Swap Notional Amount (000)	Value (Note 2)

WRITTEN OPTIONS
Call Option
Swap 3-Month LIBOR, Strike Price 4.00%, Expires 01/07/05*	$50,700	$(66,214)

Put Option
Swap 3-Month LIBOR, Strike Price 7.00%, Expires 01/07/05*	50,700	(19,925)

Total Written Options
(Premium Received $929,078)		(86,139)

Total Investments, Net of Outstanding Options Written — 99.7%
(Cost $877,486,504)		881,359,027
Other Assets in Excess of Liabilities — 0.3%		2,831,594

Net Assets — 100.0%		$884,190,621

The following abbreviations are used throughout the Schedule of Investments:

ARM	Adjustable Rate Mortgage Security
BRB	Brady Bond
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Security purchased on a forward commitment basis

AST PIMCO Limited Maturity Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following annotations are used throughout the Schedule of Investments:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $2,019,809. The aggregate value, $2,213,284 represents 0.25% of net assets.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $47,232,197. The aggregate market value of $47,231,176 is approximately 5.34% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.
(j)	Security available to institutional investors only.
(k)	Securities with an aggregate market value of $4,111,089 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2004:

Description	Expiration Month	Number of Contracts	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation (Depreciation)
Long Positions:
3 Month Euro-Bobl	Sep 04	324	$43,430,204	$43,479,615	$49,411
Eurodollar	Dec 04	530	128,511,813	129,167,625	655,812
Eurodollar	Sep 05	249	59,918,225	59,946,750	28,525
Eurodollar	Dec 05	874	210,851,275	209,781,850	(1,069,425)
Eurodollar	Mar 06	249	59,584,938	59,632,388	47,450
Eurodollar	June 06	249	59,463,550	59,517,225	53,675

					$(234,552)

(l)	U.S. dollar denominated foreign bonds.
(n)	Rates shown are the effective yields at purchase date.

Interest rate swap agreements outstanding at June 30, 2004:

Description	Expiration Month		Notional Amount (000)	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $19,809; purchased 03/17/03)(g)(4)	Mar 07	EUR	15,900	$187,616
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 4.25%.(3)	Mar 05	GBP	96,500	(1,244,712)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate.(1)	Jun 07	GBP	3,700	(1,207)
Receive variable rate payments on the three month STIBOR floating rate and pay fixed rate payments of 4.50%.(2)	Jun 08	SEK	254,000	86,864

				$(971,439)

AST PIMCO Limited Maturity Bond Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

Brokers/Counterparties

(1)	Barclays Bank PLC
(2)	Merrill Lynch
(3)	Morgan Stanley
(4)	UBS - Warburg

Credit default swap agreement outstanding at June 30, 2004:

Description	Expiration Month	Notional Amount (000)	Unrealized Appreciation
Receive a fixed rate equal to 1.00% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.00% due 03/31/30. (cost $0; purchased 03/11/04)(g)(5)	Mar 05	$3,200	$1,258

Broker/Counterparty

(5)	J.P. Morgan Chase & Co.

Foreign currency exchange contracts outstanding at June 30, 2004:

Settlement Month	Type	Contracts to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation
Jul 04	Sell	EUR1,475,000	$1,814,948	$1,794,168	$20,780

See Notes to Financial Statements.

AST Money Market Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

	Principal Amount (000)	Value (Note 2)

COMMERCIAL PAPER — 49.8%
ANZ, Inc. 1.095%, 07/19/04	$76,000	$75,958,389
Banco Bilbao 1.12%, 08/02/04 (cost $21,978,098; purchased 05/06/04)(h)	22,000	21,978,098
Bank of America Corp. 1.06%, 07/22/04	50,000	49,969,083
CBA (Delaware) Finance 1.19%, 08/23/04	75,000	74,868,604
Danske Corp. 1.11%, 08/11/04	59,000	58,925,414
Greenwich Capital Holdings 1.26%, 09/10/04	73,000	72,818,595
HBOS Treasury Services PLC 1.10%, 07/26/04	68,000	67,948,056
Irish Life & Permanent PLC 1.13%, 07/13/04 144A (cost $34,986,817; purchased 01/08/04)(h)	35,000	34,986,817
Italy ( Republic of Italy) 1.04%, 07/29/04	64,000	63,948,231
KFW International Finance 1.23%, 10/15/04 144A (cost $24,909,458; purchased 04/21/04)(h)	25,000	24,909,458
Natexis Banques Populaires 1.16%, 08/09/04	49,400	49,337,921
Network Rail Finance PLC 1.09%, 07/30/04 144A (cost $61,945,561; purchased 05/04/04)(h)	62,000	61,945,561
Nordea North America, Inc. 1.07%, 07/19/04	61,000	60,967,365
Rabobank USA 1.05%, 07/01/04	59,000	59,000,000
Royal Bank of Scotland PLC 1.075%, 07/20/04	73,000	72,958,583
Spintab AB 1.05%, 07/21/04	50,000	49,970,833

(Cost $900,491,008)		900,491,008

EURO TIME DEPOSITS — 24.8%
Calyon 1.12%, 07/02/04	58,000	58,000,000
Chase Manhattan Bank 1.50%, 07/01/04	90,000	90,000,000
Fortis Bank Grand Cayman 1.50%, 07/01/04	59,530	59,530,000
ING Belgium SA NV 1.32%, 07/07/04	75,000	75,000,000

	Principal Amount (000)	Value (Note 2)

National Australia Bank Cayman 1.50%, 07/01/04	$90,000	$90,000,000
Dexia Bank Grand Cayman 1.27%, 07/06/04	75,000	75,000,000

(Cost $447,530,000)		447,530,000

CORPORATE OBLIGATIONS — 7.9%
Bank of America Corp. Notes 7.875%, 05/16/05	12,000	12,628,098
Lehman Brothers Holdings, Inc. 7.75%, 01/15/05	18,000	18,604,919
Marshall & Ilsley Corp. 5.252%, 12/15/04(c)	22,500	22,882,423
Royal Bank of Canada NY 1.227%, 09/03/04(c)	71,000	70,995,165
Wal-Mart Stores Notes 5.006%, 06/01/05	18,000	18,480,913

(Cost $143,591,518)		143,591,518

YANKEE CERTIFICATES OF DEPOSIT — 7.3%
BNP Paribas NY 1.39%, 08/27/04	62,000	62,006,523
Lloyds TSB Bank PLC 1.05%, 08/23/04	45,000	44,991,305
SwedBank (New York) 1.413%, 11/03/04	25,000	24,999,358

(Cost $131,997,186)		131,997,186

CERTIFICATES OF DEPOSIT — 6.7%
American Express Bank 1.24%, 07/27/04	59,750	59,750,000
Washington Mutual Bank 1.30%, 08/10/04	61,000	61,000,000

(Cost $120,750,000)		120,750,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
Federal Home Loan Mortgage Corp. 6.25%, 07/15/04	13,707	13,734,158
Federal National Mortgage Assoc. 1.06%, 07/23/04	65,000	64,957,895

(Cost $78,692,053)		78,692,053

PRIVATE PLACEMENT — 2.4%
John Hancock Global Funding II 1.569%, 09/13/04 144A(c) (Cost $44,010,821)	44,000	44,010,821

Total Investments — 103.3%
(Cost $1,867,062,586*)		1,867,062,586
Liabilities in Excess of Other Assets — (3.3%)		(59,748,261)

Net Assets — 100.0%		$1,807,314,325

AST Money Market Portfolio

Schedule of Investments

June 30, 2004

(Unaudited)

The following annotations are used throughout the Schedule of Investments:

*	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $143,819,934. The aggregate market value of $143,819,934 is approximately 7.96% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Directors.

The following is a breakdown of the money market portfolio by industry classification, as of June 30, 2004. Percentages are based on net assets.

Industry

Financial Bank & Trust	41.6%
Euro Time Deposits	24.8
Financial Services	14.1
Yankee Certificates of Deposits	7.3
Certificates of Deposits	6.7
U.S. Government	4.4
Special Purpose Insurance	2.4
Financial-Brokerage	1.0
Retail & Merchandising	1.0

103.3
Liabilities in Excess of Other Assets	(3.3)

100.0%

See Notes to Financial Statements.

American Skandia Trust

Statements of Assets and Liabilities

June 30, 2004 (Unaudited)

	AST JPMorgan International Equity	AST William Blair International Growth	AST DeAM International Equity	AST MFS Global Equity	AST State Street Research Small-Cap Growth
Assets
Investments at value(A) Including Securities on Loan(D)	$308,529,770	$1,055,483,885	$164,116,833	$117,023,177	$261,736,551
Cash	1,909,416	70,852,832	5,004,025	14,752	118
Foreign currency at value(B)	—	5,106,328	—	—	—
Receivable for:
Securities Sold	—	7,180,609	—	468,592	4,353,625
Dividends and Interest	1,302,754	3,154,649	504,476	176,401	17,802
Fund Shares Sold	—	1,489,236	—	2,105,980	—
Futures Variation Margin	—	—	390,252	—	—
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	81,382	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—
Receivable from Investment Manager	—	—	—	—	—
Prepaid Expenses	755	2,522	274	163	598

Total Assets	311,742,695	1,143,270,061	170,097,242	119,789,065	266,108,694

Liabilities
Payable to Custodian	—	—	—	—	—
Written Options Outstanding, at Value(C)	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—
Payable to Investment Manager	—	—	—	—	—
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	7,257	—	—
Loan Payable	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	—	—	—	—	—
Payable for:
Securities Purchased	—	—	—	702,961	7,309,426
Fund Shares Redeemed	874,849	—	107,473	—	585,013
Futures Variation Margin	—	—	—	—	—
Advisory Fees	244,240	917,440	130,521	99,462	202,521
Shareholder Servicing Fees	1,718	6,277	945	636	1,410
Deferred Trustees’ Fees	7,559	18,941	3,028	877	7,944
Accrued Expenses and Other Liabilities	56,226	56,836	29,821	15,998	32,727
Withholding Tax	—	342,661	—	—	—
Dividends and Distributions	—	—	—	—	—

Total Liabilities	1,184,592	1,342,155	279,045	819,934	8,139,041

Net Assets	$310,558,103	$1,141,927,906	$169,818,197	$118,969,131	$257,969,653

Components of Net Assets
Common Stock, at $.001 Par Value	$19,485	$107,902	$14,809	$10,976	$18,103
Paid-In Capital in Excess of Par	417,998,530	1,233,000,617	308,785,382	108,840,827	418,537,749

	418,018,015	1,233,108,519	308,800,191	108,851,803	418,555,852
Undistributed Net Investment Income (Loss)	3,178,428	(2,827,352)	1,361,242	478,509	(1,249,650)
Accumulated Net Realized Gain (Loss) on Investments	(122,592,828)	(252,053,234)	(153,307,811)	(6,634,996)	(163,612,815)
Accumulated Unrealized Appreciation (Depreciation) on Investments	11,954,488	163,699,973	12,964,575	16,273,815	4,276,266

Net Assets, June 30, 2004	$310,558,103	$1,141,927,906	$169,818,197	$118,969,131	$257,969,653

Shares of Common Stock Outstanding	19,484,593	107,902,212	14,809,170	10,976,155	18,103,019
Net Asset Value, Offering and Redemption Price Per Share	$15.94	$10.58	$11.47	$10.84	$14.25

(A) Investments at Cost	$296,607,693	$891,385,434	$151,331,398	$100,748,552	$257,460,285

(B) Foreign Currency at Cost	$—	$5,259,358	$—	$—	$—

(C) Premiums Received for Written Options	$—	$—	$—	$—	$—

(D) Securities on Loan at Value	$—	$—	$—	$—	$—

See Notes to Financial Statements.

AST DeAM Small- Cap Growth	AST Federated Aggressive Growth	AST Goldman Sachs Small-Cap Value	AST Gabelli Small-Cap Value	AST DeAM Small-Cap Value	AST Goldman Sachs Mid-Cap Growth	AST Neuberger Berman Mid- Cap Growth	AST Neuberger Berman Mid- Cap Value

$368,154,880	$259,001,203	$337,860,762	$858,719,994	$62,667,162	$267,976,471	$456,278,056	$1,453,756,471
17,098,702	5,647	6,884,849	50,738,098	11,607,037	3,555,387	159,063	454,349
—	—	—	—	—	—	—	—

—	1,202,511	1,601,169	681,826	22,560,555	181,130	5,825,794	—
70,259	19,053	353,783	578,915	55,140	37,917	59,341	637,372
—	1,999,384	241,762	1,942,308	481,605	99,671	2,924,091	3,146,836
98,663	—	—	—	44,025	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
657	219	516	1,198	48	208	600	1,540

385,423,161	262,228,017	346,942,841	912,662,339	97,415,572	271,850,784	465,246,945	1,457,996,568

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
37,287,303	—	29,291,331	63,189,219	2,710,504	54,853,586	90,170,108	314,009,692

—	1,249,989	1,738,410	1,343,538	27,891,429	2,441,223	4,034,888	8,244,921
30,258	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
246,828	204,824	257,911	660,695	41,869	164,808	279,974	881,713
1,886	1,386	1,711	4,578	357	1,156	2,045	6,122
8,521	548	5,294	7,958	135	999	7,191	14,213
42,708	31,192	43,920	74,348	18,180	24,829	37,522	94,013
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

37,617,504	1,487,939	31,338,577	65,280,336	30,662,474	57,486,601	94,531,728	323,250,674

$347,805,657	$260,740,078	$315,604,264	$847,382,003	$66,753,098	$214,364,183	$370,715,217	$1,134,745,894

$44,634	$28,197	$16,762	$50,411	$5,920	$53,389	$28,140	$60,548
584,049,141	206,942,494	232,665,044	667,325,706	59,217,457	268,596,485	669,784,607	884,282,484

584,093,775	206,970,691	232,681,806	667,376,117	59,223,377	268,649,874	669,812,747	884,343,032
(1,114,211)	(1,164,090)	840,054	838,457	87,421	(358,128)	(1,285,323)	1,134,885
(260,162,239)	19,245,666	25,608,190	3,816,197	4,431,798	(79,149,396)	(379,885,873)	97,991,488
24,988,332	35,687,811	56,474,214	175,351,232	3,010,502	25,221,833	82,073,666	151,276,489

$347,805,657	$260,740,078	$315,604,264	$847,382,003	$66,753,098	$214,364,183	$370,715,217	$1,134,745,894

44,634,400	28,196,641	16,762,279	50,410,942	5,920,235	53,388,657	28,140,466	60,547,964
$7.79	$9.25	$18.83	$16.81	$11.28	$4.02	$13.17	$18.74

$343,709,917	$223,313,392	$281,386,548	$683,368,762	$59,926,171	$242,754,638	$374,204,390	$1,302,479,982

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$36,033,990	$—	$28,149,912	$61,195,120	$2,647,916	$53,728,664	$87,616,061	$306,124,543

American Skandia Trust

Statements of Assets and Liabilities (continued)

June 30, 2004 (Unaudited)

	AST Alger All-Cap Growth	AST Gabelli All-Cap Value	AST T. Rowe Price Natural Resources	AST Alliance Growth	AST MFS Growth
Assets
Investments at value(A) Including Securities on Loan(D)	$470,002,287	$221,610,689	$206,357,196	$318,680,744	$654,023,837
Cash	182,883	93,233	44,049	703,844	317
Foreign currency at value(B)	—	—	—	—	—
Receivable for:
Securities Sold	5,807,545	206,655	—	3,548,703	14,342,793
Dividends and Interest	22,747	203,789	256,541	160,208	284,037
Fund Shares Sold	53,074	2,425,000	11,624,628	200,445	114,858
Futures Variation Margin	—	—	—	—	—
Unrealized Appreciation on Foreign Currency Forward Contracts	—	261	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—
Receivable from Investment Manager	—	—	—	—	—
Prepaid Expenses	683	234	196	418	1,027

Total Assets	476,069,219	224,539,861	218,282,610	323,294,362	668,766,869

Liabilities
Payable to Custodian	—	—	—	—	—
Written Options Outstanding, at Value(C)	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—
Payable to Investment Manager	—	—	—	—	—
Unrealized Depreciation on Foreign Currency Forward Contracts	—	508	—	—	—
Loan Payable	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	93,500,277	34,477,368	41,361,795	40,989,950	75,691,864
Payable for:
Securities Purchased	3,218,304	611,851	526,261	3,954,427	20,890,440
Fund Shares Redeemed	—	—	—	590,000	46,215
Futures Variation Margin	—	—	—	—	—
Advisory Fees	315,082	156,825	123,674	209,088	428,337
Shareholder Servicing Fees	2,040	1,014	887	1,503	3,108
Deferred Trustees’ Fees	6,968	1,710	2,715	5,590	9,444
Accrued Expenses and Other Liabilities	43,432	21,347	26,586	40,219	62,787
Withholding Tax	—	—	—	—	—
Dividends and Distributions	—	—	—	—	—

Total Liabilities	97,086,103	35,270,623	42,041,918	45,790,777	97,132,195

Net Assets	$378,983,116	$189,269,238	$176,240,692	$277,503,585	$571,634,674

Components of Net Assets
Common Stock, at $.001 Par Value	$71,805	$17,306	$9,399	$32,513	$75,335
Paid-In Capital in Excess of Par	733,483,156	189,735,647	144,174,245	520,989,819	994,558,852

	733,554,961	189,752,953	144,183,644	521,022,332	994,634,187
Undistributed Net Investment Income (Loss)	(1,524,163)	276,359	383,348	(452,877)	(1,003,908)
Accumulated Net Realized Gain (Loss) on Investments	(409,052,019)	(29,750,314)	7,538,274	(266,855,429)	(453,883,457)
Accumulated Unrealized Appreciation (Depreciation) on Investments	56,004,337	28,990,240	24,135,426	23,789,559	31,887,852

Net Assets, June 30, 2004	$378,983,116	$189,269,238	$176,240,692	$277,503,585	$571,634,674

Shares of Common Stock Outstanding	71,805,088	17,306,248	9,398,549	32,513,187	75,334,992
Net Asset Value, Offering and Redemption Price Per Share	$5.28	$10.94	$18.75	$8.54	$7.59

(A) Investments at Cost	$413,997,950	$192,620,497	$182,221,770	$294,891,185	$622,136,988

(B) Foreign Currency at Cost	$—	$—	$—	$—	$—

(C) Premiums Received for Written Options	$—	$—	$—	$—	$—

(D) Securities on Loan at Value	$91,609,304	$32,828,567	$40,618,093	$40,086,013	$74,269,970

See Notes to Financial Statements.

AST Marsico Capital Growth	AST Goldman Sachs Concentrated Growth	AST DeAM Large-Cap Value	AST Hotchkis & Wiley Large-Cap Value	AST Alliance/ Bernstein Growth + Value	AST Sanford Bernstein Core Value	AST Cohen & Steers Realty	AST Sanford Bernstein Managed Index 500

$2,228,455,616	$1,106,110,599	$160,510,488	$565,386,088	$91,764,562	$271,663,173	$315,851,578	$689,730,849
902,411	9,325,193	8,235,484	22,955,239	—	—	110,142	—
—	—	—	—	—	—	—	—

17,305,775	—	—	—	—	567,183	899,066	3,038,036
1,147,498	294,716	191,682	852,589	70,796	302,791	1,555,672	732,936
1,491,517	—	888,621	5,538,187	344,984	1,091,671	10,289,730	806
—	—	58,375	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
2,658	2,763	243	1,277	101	370	484	900

2,249,305,475	1,115,733,271	169,884,893	594,733,380	92,180,443	273,625,188	328,706,672	693,503,527

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
365,683,946	71,981,459	19,191,356	—	21,445,346	38,790,123	32,222,500	76,614,712

—	582,419	30	922,286	—	4,439,832	2,956,003	9,776,403
—	2,089,922	—	—	365	1,334	—	24,065,867
—	—	—	—	—	—	—	—
1,445,788	785,247	95,374	361,254	24,293	50,820	211,941	76,907
10,169	5,801	807	3,211	381	1,246	1,574	3,290
22,587	42,540	1,294	14,662	436	1,795	2,739	9,337
140,885	97,099	22,623	63,177	12,043	26,334	30,178	40,540
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

367,303,375	75,584,487	19,311,484	1,364,590	21,482,864	43,311,484	35,424,935	110,587,056

$1,882,002,100	$1,040,148,784	$150,573,409	$593,368,790	$70,697,579	$230,313,704	$293,281,737	$582,916,471

$118,910	$50,805	$14,665	$40,697	$7,523	$20,549	$21,978	$51,759
1,806,412,537	1,876,124,458	150,134,349	644,549,419	66,954,674	194,462,574	228,169,766	690,228,330

1,806,531,447	1,876,175,263	150,149,014	644,590,116	66,962,197	194,483,123	228,191,744	690,280,089
(830,970)	(973,018)	899,518	2,567,540	76,379	1,367,358	9,391,353	2,472,530
(297,363,238)	(938,004,768)	(9,373,014)	(70,658,608)	(4,228,697)	2,474,640	8,559,333	(154,838,643)
373,664,861	102,951,307	8,897,891	16,869,742	7,887,700	31,988,583	47,139,307	45,002,495

$1,882,002,100	$1,040,148,784	$150,573,409	$593,368,790	$70,697,579	$230,313,704	$293,281,737	$582,916,471

118,909,526	50,805,410	14,664,590	40,696,860	7,522,963	20,549,080	21,978,068	51,759,413
$15.83	$20.47	$10.27	$14.58	$9.40	$11.21	$13.34	$11.26

$1,854,791,667	$1,003,159,292	$151,673,042	$548,516,346	$83,876,862	$239,674,590	$268,712,699	$644,728,354

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—	$—

$357,584,297	$70,738,964	$18,723,380	$—	$20,767,312	$37,477,462	$31,356,599	$74,527,749

American Skandia Trust

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2004 (Unaudited)

	AST American Century Income & Growth	AST Alliance Growth and Income	AST DeAM Global Allocation	AST American Century Strategic Balanced	AST T. Rowe Price Asset Allocation
Assets
Investments at value(A) Including Securities on Loan(D)	$609,666,660	$2,094,912,479	$240,816,878	$287,120,424	$428,833,719
Cash	240,843	800,564	3,533,206	42,163	—
Foreign currency at value(B)	—	—	—	—	—
Receivable for:
Securities Sold	3,653,167	14,232,395	—	6,362,226	1,938,941
Dividends and Interest	884,557	2,784,862	618	783,834	1,937,447
Fund Shares Sold	—	—	—	163,585	22,609
Futures Variation Margin	17,250	—	—	—	—
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—
Receivable from Investment Manager	—	—	—	—	—
Prepaid Expenses	1,027	2,722	2,120	406	600

Total Assets	614,463,504	2,112,733,022	244,352,822	294,472,638	432,733,316

Liabilities
Payable to Custodian	—	—	—	—	162,897
Written Options Outstanding, at Value(C)	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—
Payable to Investment Manager	—	—	—	—	—
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	—	—	—
Loan Payable	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	166,837,515	138,241,152	—	45,782,614	39,814,609
Payable for:
Securities Purchased	3,639,702	22,443,637	—	18,583,327	9,337,546
Fund Shares Redeemed	9,551,190	485,958	217,807	10,054	169,902
Futures Variation Margin	—	—	—	—	—
Advisory Fees	267,663	1,264,220	21,811	76,104	93,147
Shareholder Servicing Fees	2,407	10,619	—	1,256	2,105
Deferred Trustees’ Fees	7,058	24,865	6,805	3,443	5,080
Accrued Expenses and Other Liabilities	86,237	156,806	9,410	38,956	44,680
Withholding Tax	—	—	—	—	—
Dividends and Distributions	—	—	—	—	—

Total Liabilities	180,391,772	162,627,257	255,833	64,495,754	49,629,966

Net Assets	$434,071,732	$1,950,105,765	$244,096,989	$229,976,884	$383,103,350

Components of Net Assets
Common Stock, at $.001 Par Value	$35,145	$107,811	$21,568	$17,603	$24,597
Paid-In Capital in Excess of Par	490,474,506	2,028,905,508	326,680,926	231,610,981	348,039,864

	490,509,651	2,029,013,319	326,702,494	231,628,584	348,064,461
Undistributed Net Investment Income (Loss)	2,575,337	9,128,992	5,308,499	1,647,469	3,126,580
Accumulated Net Realized Gain (Loss) on Investments	(89,100,892)	(289,677,367)	(94,811,758)	(18,058,435)	(6,706,669)
Accumulated Unrealized Appreciation (Depreciation) on Investments	30,087,636	201,640,821	6,897,754	14,759,266	38,618,978

Net Assets, June 30, 2004	$434,071,732	$1,950,105,765	$244,096,989	$229,976,884	$383,103,350

Shares of Common Stock Outstanding	35,144,977	107,811,217	21,567,952	17,602,687	24,596,885
Net Asset Value, Offering and Redemption Price Per Share	$12.35	$18.09	$11.32	$13.06	$15.58

(A) Investments at Cost	$579,610,171	$1,893,271,658	$233,919,125	$272,361,158	$390,216,779

(B) Foreign Currency at Cost	$—	$—	$—	$—	$—

(C) Premiums Received for Written Options	$—	$—	$—	$—	$—

(D) Securities on Loan at Value	$161,354,905	$135,874,031	$—	$44,707,384	$38,994,392

See Notes to Financial Statements.

AST T. Rowe Price Global Bond	AST Goldman Sachs High Yield	AST Lord Abbett Bond- Debenture	AST PIMCO Total Return Bond	AST PIMCO Limited Maturity Bond	AST Money Market

$200,180,318	$627,369,646	$418,009,264	$2,316,304,678	$881,445,166	$1,867,062,586
36,787,394	—	—	8,123	—	29,772
511,469	—	—	12,754,732	1,886,209	—

2,603,917	253,438	205,325	1,930,002	—	—
3,330,617	12,560,647	5,794,736	6,681,836	3,110,826	3,160,137
57	5,122,315	1,898,804	—	—	—
269,034	—	—	3,855,624	914,028	—
1,824,719	—	—	508,273	20,780	—
—	—	—	1,888,257	275,738	—
—	—	—	—	—	—
489	10,373	465	5,601	2,461	5,442

245,508,014	645,316,419	425,908,594	2,343,937,126	887,655,208	1,870,257,937

—	151,815	—	—	246,940	—
—	—	—	4,981,545	86,139	—
—	—	—	1,746,022	1,245,919	—
—	—	—	—	—	—
603,762	306,417	—	43,283	—	—
—	—	—	46,000,000	—	—
—	—	52,751,330	—		—

9,089,554	5,848,276	4,363,738	104,572,681	196,594	—
745,285	364	148	4,096,449	1,070,450	61,638,333
—	—	—	—	—	—
82,945	169,814	89,370	482,272	512,173	128,727
1,289	3,458	1,996	11,910	4,846	10,124
3,002	10,293	1,822	34,163	14,567	45,047
24,895	68,825	46,334	149,292	86,959	160,474
—	—	—	—	—	—
—	—	—	—	—	960,907

10,550,732	6,559,262	57,254,738	162,117,617	3,464,587	62,943,612

$234,957,282	$638,757,157	$368,653,856	$2,181,819,509	$884,190,621	$1,807,314,325

$21,269	$77,899	$33,538	$189,692	$80,952	$1,807,411
221,486,133	808,564,185	355,237,854	2,143,996,652	871,417,826	1,805,579,839

221,507,402	808,642,084	355,271,392	2,144,186,344	871,498,778	1,807,387,250
3,251,411	25,990,241	9,291,937	21,121,326	7,445,974	(46,432)
(763,779)	(197,117,009)	3,485,230	13,411,607	2,570,535	(26,493)
10,962,248	1,241,841	605,297	3,100,232	2,675,334	—

$234,957,282	$638,757,157	$368,653,856	$2,181,819,509	$884,190,621	$1,807,314,325

21,269,014	77,899,128	33,538,274	189,691,927	80,952,045	1,807,411,049
$11.05	$8.20	$10.99	$11.50	$10.92	$1.00

$190,307,971	$625,817,062	$417,403,967	$2,318,049,739	$878,415,582	$1,867,062,586

$510,083	$—	$—	$12,849,316	$1,899,444	$—

$—	$—	$—	$7,246,615	$929,078	$—

$—	$—	$51,582,122	$—	$—	$—

American Skandia Trust

Statements of Operations

Six Months Ended June 30, 2004 (Unaudited)

	AST JPMorgan International Equity	AST William Blair International Growth	AST DeAM International Equity	AST MFS Global Equity	AST State Street Research Small-Cap Growth
Investment Income:
Interest	$34,091	$434,608	$29,881	$15,163	$5,281
Dividends	5,697,381	8,895,621	2,858,602	1,335,544	383,637
Income from Securities Loaned, Net	—	—	—	—	31,653
Foreign Taxes Withheld	(707,008)	(1,001,312)	(330,349)	(136,227)	(83)

Total Income	5,024,464	8,328,917	2,558,134	1,214,480	420,488

Expenses:
Advisory Fees	1,435,830	4,158,173	859,831	543,935	1,340,032
Distribution Fees	4,172	160,410	—	—	58,056
Shareholder Servicing Fees and Expenses	162,000	416,000	86,000	54,000	149,000
Administration and Accounting Fees	137,000	208,000	86,000	54,000	129,000
Custodian Fees and Expenses	55,000	177,000	75,000	31,000	19,000
Audit and legal fees	20,000	21,000	21,000	22,000	12,000
Trustees’ Fees	10,000	12,000	7,000	7,000	9,000
Interest Expense	699	—	—	269	785
Miscellaneous	17,942	66,170	25,349	13,046	10,536

Total Expenses	1,842,643	5,218,753	1,160,180	725,250	1,727,409
Less: Advisory Fee Waivers and Expense Reimbursements	—	(415,817)	(128,975)	—	—
Less: Fees paid indirectly	(4,172)	(160,410)	—	—	(58,056)

Net Expenses	1,838,471	4,642,526	1,031,205	725,250	1,669,353

Net Investment Income (Loss)	3,185,993	3,686,391	1,526,929	489,230	(1,248,865)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	67,101,138	11,028,486	11,934,109	5,477,369	61,278,818
Futures	—	—	1,046,670	—	—
Options written	—	—	—	—	—
Swap agreements	—	—	—	—	—
Foreign currencies	31,352	(75,244)	(466,350)	(27,947)	—

	67,132,490	10,953,242	12,514,429	5,449,422	61,278,818

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(63,867,454)	83,013,041	(6,704,281)	(10,108)	(75,709,144)
Futures	—	—	(211,525)	—	—
Options written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign currencies	(34,442)	(55,988)	(206,124)	(8,891)	—

	(63,901,896)	82,957,053	(7,121,930)	(18,999)	(75,709,144)

Net Gain (Loss) on Investments and Foreign Currencies	3,230,594	93,910,295	5,392,499	5,430,423	(14,430,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,416,587	$97,596,686	$6,919,428	$5,919,653	$(15,679,191)

See Notes to Financial Statements.

AST DeAM Small-Cap Growth	AST Federated Aggressive Growth	AST Goldman Sachs Small-Cap Value	AST Gabelli Small-Cap Value	AST DeAM Small-Cap Value	AST Goldman Sachs Mid-Cap Growth	AST Neuberger Berman Mid-Cap Growth	AST Neuberger Berman Mid-Cap Value

$13,630	$31,427	$11,406	$113,683	$18,517	$9,258	$—	$34,177
610,093	287,390	2,165,036	4,542,709	381,924	695,574	654,252	6,753,065
58,823	—	49,898	81,406	1,649	19,235	51,839	112,157
(2,477)	(2,057)	(1,798)	(4,527)	(261)	—	(3,149)	(6,278)

680,069	316,760	2,224,542	4,733,271	401,829	724,067	702,942	6,893,121

1,803,389	1,075,238	1,543,404	3,637,462	284,359	947,985	1,605,284	4,862,580
—	—	62,869	—	—	91,181	99,230	388,617
190,000	113,000	162,000	404,000	30,000	95,000	178,000	543,000
153,000	108,000	137,000	208,000	30,000	95,000	147,000	231,000
33,000	24,000	46,000	49,000	16,000	16,000	22,000	81,000
12,000	14,000	13,000	11,000	19,000	14,000	12,000	11,000
9,000	8,000	10,000	14,000	6,000	7,000	10,000	16,000
1,063	3,661	—	—	—	113	2,660	317
10,434	7,510	9,705	18,647	7,661	5,987	9,938	22,153

2,211,886	1,353,409	1,983,978	4,342,109	393,020	1,272,266	2,086,112	6,155,667
(284,682)	—	—	—	(51,766)	(99,890)	(5,809)	(23,027)
—	—	(62,869)	—	—	(91,181)	(99,230)	(388,617)

1,927,204	1,353,409	1,921,109	4,342,109	341,254	1,081,195	1,981,073	5,744,023

(1,247,135)	(1,036,649)	303,433	391,162	60,575	(357,128)	(1,278,131)	1,149,098

40,081,586	20,482,875	28,360,178	13,463,106	4,233,905	5,828,933	14,420,874	100,547,817
294,246	—	—	—	306,222	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	1,043	—	—	—	—	—	—

40,375,832	20,483,918	28,360,178	13,463,106	4,540,127	5,828,933	14,420,874	100,547,817

(33,745,307)	(1,751,040)	(11,600,781)	39,814,874	(1,377,207)	4,718,680	12,097,533	(20,036,345)
512,125	—	—	—	169,311	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(33,233,182)	(1,751,040)	(11,600,781)	39,814,874	(1,207,896)	4,718,680	12,097,533	(20,036,345)

7,142,650	18,732,878	16,759,397	53,277,980	3,332,231	10,547,613	26,518,407	80,511,472

$5,895,515	$17,696,229	$17,062,830	$53,669,142	$3,392,806	$10,190,485	$25,240,276	$81,660,570

American Skandia Trust

Statements of Operations (continued)

Six Months Ended June 30, 2004 (Unaudited)

	AST Alger All-Cap Growth	AST Gabelli All-Cap Value	AST T. Rowe Price Natural Resources	AST Alliance Growth	AST MFS Growth
Investment Income:
Interest	$25,252	$1,371	$29,045	$1,082	$76,126
Dividends	703,885	1,420,998	1,295,560	948,371	2,064,301
Income from Securities Loaned, Net	50,794	21,149	16,260	7,871	38,679
Foreign Taxes Withheld	(19,009)	(28,141)	(55,496)	(15,397)	(19,807)

Total Income	760,922	1,415,377	1,285,369	941,927	2,159,299

Expenses:
Advisory Fees	1,864,463	901,281	718,714	1,105,346	2,603,826
Distribution Fees	521,175	—	8,624	46,140	31,751
Shareholder Servicing Fees and Expenses	196,000	95,000	80,000	123,000	289,000
Administration and Accounting Fees	156,000	95,000	80,000	114,000	184,000
Custodian Fees and Expenses	22,000	16,000	22,000	21,000	49,000
Audit and legal fees	11,000	14,000	20,000	20,000	12,000
Trustees’ Fees	10,000	7,000	7,000	8,000	12,000
Interest Expense	7,214	1,773	2,729	1,458	510
Miscellaneous	11,440	7,249	6,534	7,609	14,922

Total Expenses	2,799,292	1,137,303	945,601	1,446,553	3,197,009
Less: Advisory Fee Waivers and Expense Reimbursements	—	—	—	(11,200)	(23,220)
Less: Fees paid indirectly	(521,175)	—	(8,624)	(46,140)	(31,751)

Net Expenses	2,278,117	1,137,303	936,977	1,389,213	3,142,038

Net Investment Income (Loss)	(1,517,195)	278,074	348,392	(447,286)	(982,739)

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	28,611,160	2,050,803	12,409,191	9,596,811	30,100,508
Futures	—	—	—	—	—
Options written	—	—	—	—	—
Swap agreements	—	—	—	—	—
Foreign currencies	—	(308)	(39,738)	—	(5,340)

	28,611,160	2,050,495	12,369,453	9,596,811	30,095,168

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,164,677)	5,839,197	(542,212)	(2,998,751)	(6,568,238)
Futures	—	—	—	—	—
Options written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign currencies	—	(247)	—	—	(1,176)

	(4,164,677)	5,838,950	(542,212)	(2,998,751)	(6,569,414)

Net Gain (Loss) on Investments and Foreign Currencies	24,446,483	7,889,445	11,827,241	6,598,060	23,525,754

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,929,288	$8,167,519	$12,175,633	$6,150,774	$22,543,015

See Notes to Financial Statements.

AST Marsico Capital Growth	AST Goldman Sachs Concentrated Growth	AST DeAM Large-Cap Value	AST Hotchkis & Wiley Large-Cap Value	AST Alliance/ Bernstein Growth + Value	AST Sanford Bernstein Core Value	AST Cohen & Steers Realty	AST Sanford Bernstein Managed Index 500

$132,694	$—	$15,622	$929,993	$—	$—	$13	$10
8,522,656	4,444,074	1,570,719	4,387,207	480,304	2,411,020	6,503,209	4,555,582
175,994	66,563	7,951	7,347	6,739	17,382	9,026	24,801
(53,662)	—	—	—	(3,846)	(4,626)	(6,604)	(3,331)

8,777,682	4,510,637	1,594,292	5,324,547	483,197	2,423,776	6,505,644	4,577,062

8,074,611	4,862,588	605,162	2,232,631	301,899	798,680	1,466,721	1,669,370
450,102	233,089	—	—	—	90,593	28,154	165,689
897,000	540,000	71,000	298,000	34,000	106,000	147,000	278,000
266,000	231,000	71,000	186,000	34,000	104,000	128,000	91,000
95,000	37,000	21,000	31,000	11,000	14,000	17,000	29,000
16,000	18,000	14,000	10,000	15,000	14,000	14,000	11,000
22,000	18,000	7,000	13,000	6,000	8,000	9,000	11,000
—	1,601	—	1,888	—	2,518	3,464	2,123
36,303	103,293	6,380	16,761	4,482	7,426	7,853	16,122

9,857,016	6,044,571	795,542	2,789,280	406,381	1,145,217	1,821,192	2,273,304
(210,720)	(369,597)	(90,706)	(46,950)	—	—	(40,895)	—
(450,102)	(233,089)	—	—	—	(90,593)	(28,154)	(165,689)

9,196,194	5,441,885	704,836	2,742,330	406,381	1,054,624	1,752,143	2,107,615

(418,512)	(931,248)	889,456	2,582,217	76,816	1,369,152	4,753,501	2,469,447

52,965,213	27,109,852	12,318,270	32,260,758	1,449,758	4,837,158	10,825,503	8,123,662
—	—	349,332	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(330,742)	—	—	—	—	—	434	—

52,634,471	27,109,852	12,667,602	32,260,758	1,449,758	4,837,159	10,825,937	8,123,662

(10,515,566)	(45,446,118)	(6,666,223)	(28,530,942)	876,053	1,260,165	635,134	7,315,826
—	—	(148,751)	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
262,223	—	—	—	—	—	428	—

(10,253,343)	(45,446,118)	(6,814,974)	(28,530,942)	876,053	1,260,165	635,562	7,315,826

42,381,128	(18,336,266)	5,852,628	3,729,816	2,325,811	6,097,323	11,461,499	15,439,488

$41,962,616	$(19,267,514)	$6,742,084	$6,312,033	$2,402,627	$7,466,475	$16,215,000	$17,908,935

American Skandia Trust

Statements of Operations (continued)

Six Months Ended June 30, 2004 (Unaudited)

	AST American Century Income & Growth	AST Alliance Growth and Income	AST DeAM Global Allocation	AST American Century Strategic Balanced	AST T. Rowe Price Asset Allocation
Investment Income:
Interest	$24,997	$77,529	$4,451	$1,640,675	$2,914,847
Dividends	4,284,356	17,433,273	5,498,154	1,278,832	2,588,627
Income from Securities Loaned, Net	53,595	71,244	—	27,237	25,214
Foreign Taxes Withheld	(976)	(63,169)	—	—	(139,262)

Total Income	4,361,972	17,518,877	5,502,605	2,946,744	5,389,426

Expenses:
Advisory Fees	1,317,326	7,192,945	127,660	1,001,500	1,580,595
Distribution Fees	—	401,380	—	—	—
Shareholder Servicing Fees and Expenses	176,000	959,000	—	118,000	186,000
Administration and Accounting Fees	144,000	272,000	22,000	110,000	151,000
Custodian Fees and Expenses	49,000	91,000	6,000	37,000	49,000
Audit and legal fees	60,000	17,000	16,000	22,000	12,000
Trustees’ Fees	13,000	24,000	9,000	8,000	10,000
Interest Expense	1,036	1,474	—	—	—
Miscellaneous	35,264	38,496	5,280	10,640	39,564

Total Expenses	1,795,626	8,997,295	185,940	1,307,140	2,028,159
Less: Advisory Fee Waivers and Expense Reimbursements	—	(230,896)	—	(11,308)	(24,981)
Less: Fees paid indirectly	—	(401,380)	—	—	—

Net Expenses	1,795,626	8,365,019	185,940	1,295,832	2,003,178

Net Investment Income (Loss)	2,566,346	9,153,858	5,316,665	1,650,912	3,386,248

Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	24,105,078	46,960,623	10,742,878	9,471,705	10,980,863
Futures	139,817	—	—	111,520	—
Options written	—	—	—	—	—
Swap agreements	—	—	—	—	—
Foreign currencies	(3,343)	—	—	—	8,749

	24,241,552	46,960,623	10,742,878	9,583,225	10,989,612

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	750,906	(4,414,286)	(7,469,076)	(5,408,759)	(3,672,438)
Futures	(42,000)	—	—	(78,837)	—
Options written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign currencies	6,022	—	—	—	(8,974)

	714,928	(4,414,286)	(7,469,076)	(5,487,596)	(3,681,412)

Net Gain (Loss) on Investments and Foreign Currencies	24,956,480	42,546,337	3,273,802	4,095,629	7,308,200

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,522,826	$51,700,195	$8,590,467	$5,746,541	$10,694,448

See Notes to Financial Statements.

AST T. Rowe Price Global Bond	AST Goldman Sachs High Yield	AST Lord Abbett Bond- Debenture	AST PIMCO Total Return Bond	AST PIMCO Limited Maturity Bond	AST Money Market

$4,299,822	$29,136,679	$10,674,439	$28,820,205	$11,260,703	$11,218,522
—	220,166	390,151	603,266	86,930	2,035
—	—	50,059	—	—	—
(54)	—	—	—	—	—

4,299,768	29,356,845	11,114,649	29,423,471	11,347,633	11,220,557

954,294	2,693,470	1,439,219	6,938,370	3,115,153	5,039,216
—	—	—	—	—	—
119,000	359,000	180,000	1,067,000	479,000	1,008,000
111,000	199,000	148,000	283,000	223,000	139,000
37,000	38,000	31,000	130,000	51,000	75,000
23,000	13,000	16,000	20,000	13,000	16,000
9,000	15,000	9,000	30,000	17,000	26,000
—	26,227	1,200	2,556	—	—
19,064	12,578	19,743	161,587	27,351	51,528

1,272,358	3,356,275	1,844,162	8,632,513	3,925,504	6,354,744
—	—	(23,272)	(285,241)	(38,414)	(503,914)
—	—	—	—	—	—

1,272,358	3,356,275	1,820,890	8,347,272	3,887,090	5,850,830

3,027,410	26,000,570	9,293,759	21,076,199	7,460,543	5,369,727

(548,845)	11,573,288	3,584,213	11,739,575	3,565,275	(26,493)
560,308	—	—	9,028,159	391,034	—
—	—	—	2,510,474	—	—
—	—	—	(1,633,479)	1,150	—
(875,285)	59,064	—	238,373	(90,651)	—

(863,822)	11,632,352	3,584,213	21,883,102	3,866,808	(26,493)

(7,251,959)	(24,321,649)	(14,211,467)	(30,679,615)	(8,417,173)	—
(114,407)	—	—	(6,598,471)	(1,412,257)	—
—	—	—	1,950,921	746,203	—
—	—	—	(518,807)	(184,836)	—
1,443,397	(310,743)	—	478,082	12,386	—

(5,922,969)	(24,632,392)	(14,211,467)	(35,367,890)	(9,255,677)	—

(6,786,791)	(13,000,040)	(10,627,254)	(13,484,788)	(5,388,869)	(26,493)

$(3,759,381)	$13,000,530	$(1,333,495)	$7,591,411	$2,071,674	$5,343,234

American Skandia Trust

Statements of Changes in Net Assets

June 30, 2004 (Unaudited)

	AST JPMorgan International Equity		AST William Blair International Growth
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net Investment Income (Loss)	$3,185,993	$3,597,767	$3,686,391	$1,711,134
Net Realized Gain (Loss) on Investments and Foreign Currencies	67,132,490	(8,430,018)	10,953,242	12,024,056
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(63,901,896)	103,596,542	82,957,053	119,096,652

Net Increase (Decrease) in Net Assets from Resulting from Operations	6,416,587	98,764,291	97,596,686	132,831,842

Dividends and Distributions:
Dividends from Net Investment Income	(3,597,872)	(2,687,610)	(7,604,485)	—
Distributions from Net Realized Gains	—	—	—	—

Total Dividends and Distributions	(3,597,872)	(2,687,610)	(7,604,485)	—

Fund Share Transactions
Net Proceeds from Shares Sold	13,293,172	265,111,169	498,539,185	332,531,656
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	3,597,872	2,687,610	7,604,485	—
Cost of Shares Redeemed	(48,190,483)	(341,028,716)	(95,756,951)	(142,646,114)

Increase (Decrease) in Net Assets from Fund Share Transactions	(31,299,439)	(73,229,937)	410,386,719	189,885,542

Net Increase (Decrease) in Net Assets	(28,480,724)	22,846,744	500,378,920	322,717,384
Net Assets
Beginning of Period	339,038,827	316,192,083	641,548,986	318,831,602

End of Period (a)	$310,558,103	$339,038,827	$1,141,927,906	$641,548,986

(a) Includes Undistributed Net Investment Income of:	$3,178,428	$3,590,307	$—	$1,090,742

(b) Includes Shares Issued in Merger	$—	$—	$371,141,306	$—

Shares Issued and Redeemed
Shares Sold	825,777	20,500,466	15,569,853	35,495,958
Shares Issued in Reinvestment of Dividends and Distributions	229,018	236,170	722,172	—
Shares Issued in Merger	—	—	35,850,785	—
Shares Redeemed	(3,014,487)	(25,177,543)	(5,665,008)	(16,833,929)

Net Increase (Decrease) in Shares Outstanding	(1,959,692)	(4,440,907)	46,477,802	18,662,029

See Notes to Financial Statements.

AST DeAM International Equity		AST MFS Global Equity		AST State Street Research Small-Cap Growth
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

$1,526,929	$1,726,606	$489,230	$239,532	$(1,248,865)	$(1,824,690)
12,514,429	6,044,625	5,449,422	(734,192)	61,278,818	18,185,601
(7,121,930)	35,350,874	(18,999)	19,986,060	(75,709,144)	85,575,566

6,919,428	43,122,105	5,919,653	19,491,400	(15,679,191)	101,936,477

(2,339,322)	(787,176)	(221,874)	(121,731)	—	—
—	—	—	—	—	—

(2,339,322)	(787,176)	(221,874)	(121,731)	—	—

26,178,342	144,252,913	28,310,110	47,812,795	25,097,890	315,265,468
2,339,322	787,176	221,874	121,731	—	—
(35,338,820)	(144,319,525)	(18,198,735)	(24,533,163)	(89,639,730)	(333,037,514)

(6,821,156)	720,564	10,333,249	23,401,363	(64,541,840)	(17,772,046)

(2,241,050)	43,055,493	16,031,028	42,771,032	(80,221,031)	84,164,431

172,059,247	129,003,754	102,938,103	60,167,071	338,190,684	254,026,253

$169,818,197	$172,059,247	$118,969,131	$102,938,103	$257,969,653	$338,190,684

$1,361,242	$2,173,635	$478,509	$211,153	$—	$—

$—	$—	$—	$—	$—	$—

2,296,541	16,124,899	2,658,176	5,416,991	1,621,278	25,415,423
208,496	103,168	21,334	16,361	—	—
—	—	—	—	—	—
(3,126,461)	(16,185,413)	(1,741,280)	(2,841,031)	(5,884,085)	(27,462,413)

(621,424)	42,654	938,230	2,592,321	(4,262,807)	(2,046,990)

American Skandia Trust

Statements of Changes in Net Assets (continued)

June 30, 2004 (Unaudited)

	AST DeAM Small-Cap Growth		AST Federated Aggressive Growth
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net Investment Income (Loss)	$(1,247,135)	$(650,051)	$(1,036,649)	$(990,021)
Net Realized Gain (Loss) on Investments and Foreign Currencies	40,375,832	51,185,190	20,483,918	13,170,761
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(33,233,182)	79,918,938	(1,751,040)	40,158,594

Net Increase (Decrease) in Net Assets from Resulting from Operations	5,895,515	130,454,077	17,696,229	52,339,334

Dividends and Distributions:
Dividends from Net Investment Income	—	—	—	—
Distributions from Net Realized Gains	—	—	(4,045,919)	—

Total Dividends and Distributions	—	—	(4,045,919)	—

Fund Share Transactions
Net Proceeds from Shares Sold (b)	18,912,632	168,312,065	93,828,631	223,259,628
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	—	4,045,919	—
Cost of Shares Redeemed	(80,432,297)	(188,633,759)	(38,349,979)	(127,105,498)

Increase (Decrease) in Net Assets from Fund Share Transactions	(61,519,665)	(20,321,694)	59,524,571	96,154,130

Net Increase (Decrease) in Net Assets	(55,624,150)	110,132,383	73,174,881	148,493,464
Net Assets
Beginning of Period	403,429,807	293,297,424	187,565,197	39,071,733

End of Period (a)	$347,805,657	$403,429,807	$260,740,078	$187,565,197

(a) Includes Undistributed Net Investment Income of:	$—	$132,924	$—	$—

(b) Includes Shares Issued in Merger	$—	$—	$—	$—

Shares Issued and Redeemed
Shares Sold	2,406,762	27,138,716	10,367,564	32,404,016
Shares Issued in Reinvestment of Dividends and Distributions	—	—	462,920	—
Shares Issued in Merger	—	—	—	—
Shares Redeemed	(10,648,969)	(31,038,640)	(4,408,976)	(18,312,306)

Net Increase (Decrease) in Shares Outstanding	(8,242,207)	(3,899,924)	6,421,508	14,091,710

See Notes to Financial Statements.

AST Goldman Sachs Small-Cap Value		AST Gabelli Small-Cap Value		AST DeAM Small-Cap Value
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

$303,433	$1,217,697	$391,162	$197,511	$60,575	$152,092
28,360,178	14,463,894	13,463,106	6,055,694	4,540,127	4,965,824
(11,600,781)	87,538,179	39,814,874	170,461,501	(1,207,896)	4,356,184

17,062,830	103,219,770	53,669,142	176,714,706	3,392,806	9,474,100

(696,491)	(2,448,006)	(42,788)	(998,184)	(121,670)	(20,010)
(4,161,394)	—	—	—	(2,928,706)	—

(4,857,885)	(2,448,006)	(42,788)	(998,184)	(3,050,376)	(20,010)

4,468,515	24,078,465	95,603,869	296,681,802	30,555,866	66,691,597
4,857,885	2,448,006	42,788	998,184	3,050,376	20,010
(49,369,089)	(98,957,367)	(76,307,033)	(200,050,371)	(19,175,620)	(37,604,247)

(40,042,689)	(72,430,896)	19,339,624	97,629,615	14,430,622	29,107,360

(27,837,744)	28,340,868	72,965,978	273,346,137	14,773,052	38,561,450

343,442,008	315,101,140	774,416,025	501,069,888	51,980,046	13,418,596

$315,604,264	$343,442,008	$847,382,003	$774,416,025	$66,753,098	$51,980,046

$840,054	$1,233,112	$838,457	$490,083	$87,421	$148,516

$—	$—	$—	$—	$—	$—

241,503	1,549,548	5,847,629	22,211,822	2,695,157	6,932,419
268,540	199,837	2,690	90,825	279,851	2,741
—	—	—	—	—	—
(2,704,819)	(7,104,738)	(4,753,020)	(16,207,684)	(1,737,369)	(3,983,864)

(2,194,776)	(5,355,353)	1,097,299	6,094,963	1,237,639	2,951,296

American Skandia Trust

Statements of Changes in Net Assets (continued)

June 30, 2004 (Unaudited)

	AST Goldman Sachs Mid-Cap Growth		AST Neuberger Berman Mid-Cap Growth
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net Investment Income (Loss)	$(357,128)	$(507,024)	$(1,278,131)	$(2,582,570)
Net Realized Gain (Loss) on Investments and Foreign Currencies	5,828,933	5,796,922	14,420,874	21,580,775
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	4,718,680	21,374,255	12,097,533	62,914,518

Net Increase (Decrease) in Net Assets from Resulting from Operations	10,190,485	26,664,153	25,240,276	81,912,723

Dividends and Distributions:
Dividends from Net Investment Income	—	—	—	—
Distributions from Net Realized Gains	—	—	—	—

Total Dividends and Distributions	—	—	—	—

Fund Share Transactions
Net Proceeds from Shares Sold (b)	58,916,729	87,872,685	21,207,095	223,429,606
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	—	—	—
Cost of Shares Redeemed	(15,291,598)	(15,361,738)	(35,742,301)	(232,790,046)

Increase (Decrease) in Net Assets from Fund Share Transactions	43,625,131	72,510,947	(14,535,206)	(9,360,440)

Net Increase (Decrease) in Net Assets	53,815,616	99,175,100	10,705,070	72,552,283
Net Assets
Beginning of Period	160,548,567	61,373,467	360,010,147	287,457,864

End of Period (a)	$214,364,183	$160,548,567	$370,715,217	$360,010,147

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Shares Issued in Merger	$—	$—	$—	$—

Shares Issued and Redeemed
Shares Sold	15,005,607	26,125,346	1,662,910	21,029,402
Shares Issued in Reinvestment of Dividends and Distributions	—	—	—	—
Shares Issued in Merger	—	—	—	—
Shares Redeemed	(3,977,288)	(5,080,380)	(2,892,695)	(22,258,356)

Net Increase (Decrease) in Shares Outstanding	11,028,319	21,044,966	(1,229,785)	(1,228,954)

See Notes to Financial Statements.

AST Neuberger Berman Mid-Cap Value		AST Alger All-Cap Growth		AST Gabelli All-Cap Value
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

$1,149,098	$1,182,774	$(1,517,195)	$(1,955,251)	$278,074	$513,629
100,547,817	49,678,777	28,611,160	32,943,906	2,050,495	(5,064,919)
(20,036,345)	206,833,309	(4,164,677)	76,563,619	5,838,950	43,074,019

81,660,570	257,694,860	22,929,288	107,552,274	8,167,519	38,522,729

(1,190,224)	(1,718,079)	—	—	(512,677)	(880,134)
(26,886,646)	—	—	—	—	—

(28,076,870)	(1,718,079)	—	—	(512,677)	(880,134)

102,470,730	177,071,018	32,222,214	149,224,395	35,085,803	175,383,709
28,076,870	1,718,079	—	—	512,677	880,134
(76,759,710)	(168,365,058)	(78,672,931)	(177,557,709)	(35,857,799)	(145,589,930)

53,787,890	10,424,039	(46,450,717)	(28,333,314)	(259,319)	30,673,913

107,371,590	266,400,820	(23,521,429)	79,218,960	7,395,523	68,316,508

1,027,374,304	760,973,484	402,504,545	323,285,585	181,873,715	113,557,207

$1,134,745,894	$1,027,374,304	$378,983,116	$402,504,545	$189,269,238	$181,873,715

$1,134,885	$1,176,011	$—	$—	$276,359	$510,962

$—	$—	$—	$—	$—	$—

5,563,793	11,610,879	6,214,675	35,493,768	3,225,994	19,789,079
1,570,294	136,366	—	—	48,549	118,938
—	—	—	—	—	—
(4,292,016)	(12,191,352)	(15,583,460)	(42,691,556)	(3,363,119)	(17,129,623)

2,842,071	(444,107)	(9,368,785)	(7,197,788)	(88,576)	2,778,394

American Skandia Trust

Statements of Changes in Net Assets (continued)

June 30, 2004 (Unaudited)

	AST T. Rowe Price Natural Resources		AST Alliance Growth
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net Investment Income (Loss)	$348,392	$867,608	$(447,286)	$(326,953)
Net Realized Gain (Loss) on Investments and Foreign Currencies	12,369,453	380,603	9,596,811	(17,957,900)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(542,212)	32,880,858	(2,998,751)	68,385,477

Net Increase (Decrease) in Net Assets from Resulting from Operations	12,175,633	34,129,069	6,150,774	50,100,624

Dividends and Distributions:
Dividends from Net Investment Income	(1,843,388)	(1,610,638)	—	—
Distributions from Net Realized Gains	—	(2,249,299)	—	—

Total Dividends and Distributions	(1,843,388)	(3,859,937)	—	—

Fund Share Transactions
Net Proceeds from Shares Sold (b)	37,556,810	63,090,052	71,736,659	82,964,366
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	1,843,388	3,859,937	—	—
Cost of Shares Redeemed	(44,352,007)	(49,044,554)	(37,439,682)	(136,498,812)

Increase (Decrease) in Net Assets from Fund Share Transactions	(4,951,809)	17,905,435	34,296,977	(53,534,446)

Net Increase (Decrease) in Net Assets	5,380,436	48,174,567	40,447,751	(3,433,822)
Net Assets
Beginning of Period	170,860,256	122,685,689	237,055,834	240,489,656

End of Period (a)	$176,240,692	$170,860,256	$277,503,585	$237,055,834

(a) Includes Undistributed Net Investment Income of:	$383,348	$1,878,344	$—	$—

(b) Includes Shares Issued in Merger	$—	$—	$—	$—

Shares Issued and Redeemed
Shares Sold	2,052,210	4,117,098	8,589,881	11,735,266
Shares Issued in Reinvestment of Dividends and Distributions	105,578	305,133	—	—
Shares Issued in Merger	—	—	—	—
Shares Redeemed	(2,551,532)	(3,675,349)	(4,470,052)	(18,959,206)

Net Increase (Decrease) in Shares Outstanding	(393,744)	746,882	4,119,829	(7,223,940)

See Notes to Financial Statements.

AST MFS Growth		AST Marsico Capital Growth		AST Goldman Sachs Concentrated Growth
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

$(982,739)	$(1,082,134)	$(418,512)	$(2,677,864)	$(931,248)	$(2,943,541)
30,095,168	60,316,628	52,634,471	12,823,587	27,109,852	(16,368,661)
(6,569,414)	52,297,178	(10,253,343)	345,910,557	(45,446,118)	267,349,182

22,543,015	111,531,672	41,962,616	356,056,280	(19,267,514)	248,036,980

—	—	—	—	—	(3,836,920)
—	—	—	—	—	—

—	—	—	—	—	(3,836,920)

17,551,923	90,882,329	214,708,655	585,870,757	62,705,338	185,939,240
—	—	—	—	—	3,836,920
(61,767,296)	(135,191,566)	(85,250,545)	(312,446,929)	(154,488,697)	(430,389,058)

(44,215,373)	(44,309,237)	129,458,110	273,423,828	(91,783,359)	(240,612,898)

(21,672,358)	67,222,435	171,420,726	629,480,108	(111,050,873)	3,587,162

593,307,032	526,084,597	1,710,581,374	1,081,101,266	1,151,199,657	1,147,612,495

$571,634,674	$593,307,032	$1,882,002,100	$1,710,581,374	$1,040,148,784	$1,151,199,657

$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$42,536,344	$—

2,337,634	13,930,579	13,674,523	43,295,979	1,015,540	10,352,347
—	—	—	—	—	246,749
—	—	—	—	2,089,499	—
(8,293,649)	(21,235,914)	(5,549,685)	(24,718,870)	(7,509,788)	(24,061,450)

(5,956,015)	(7,305,335)	8,124,838	18,577,109	(4,404,749)	(13,462,354)

American Skandia Trust

Statements of Changes in Net Assets (continued)

June 30, 2004 (Unaudited)

	AST DeAM Large-Cap Value		AST Hotchkis & Wiley Large-Cap Value
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net Investment Income (Loss)	$889,456	$1,261,229	$2,582,217	$9,253,490
Net Realized Gain (Loss) on Investments and Foreign Currencies	12,667,602	2,619,192	32,260,758	23,922,416
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(6,814,974)	22,762,597	(28,530,942)	77,110,024

Net Increase (Decrease) in Net Assets from Resulting from Operations	6,742,084	26,643,018	6,312,033	110,285,930

Dividends and Distributions:
Dividends from Net Investment Income	(1,225,279)	(898,632)	(9,262,013)	(15,175,707)
Distributions from Net Realized Gains	—	—	—	—

Total Dividends and Distributions	(1,225,279)	(898,632)	(9,262,013)	(15,175,707)

Fund Share Transactions
Net Proceeds from Shares Sold (b)	32,781,392	31,355,971	20,197,974	105,728,038
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	1,225,279	898,632	9,262,013	15,175,707
Cost of Shares Redeemed	(22,771,080)	(34,172,073)	(73,253,058)	(236,435,297)

Increase (Decrease) in Net Assets from Fund Share Transactions	11,235,591	(1,917,470)	(43,793,071)	(115,531,552)

Net Increase (Decrease) in Net Assets	16,752,396	23,826,916	(46,743,051)	(20,421,329)
Net Assets
Beginning of Period	133,821,013	109,994,097	640,111,841	660,533,170

End of Period (a)	$150,573,409	$133,821,013	$593,368,790	$640,111,841

(a) Includes Undistributed Net Investment Income of:	$899,518	$1,235,340	$2,567,540	$9,247,336

(b) Includes Shares Issued in Merger	$—	$—	$—	$—

Shares Issued and Redeemed
Shares Sold	3,229,751	3,646,802	1,429,893	8,213,537
Shares Issued in Reinvestment of Dividends and Distributions	122,283	121,765	650,422	1,294,857
Shares Issued in Merger	—	—	—	—
Shares Redeemed	(2,271,583)	(4,200,036)	(5,058,130)	(18,447,824)

Net Increase (Decrease) in Shares Outstanding	1,080,451	(431,469)	(2,977,815)	(8,939,430)

See Notes to Financial Statements.

AST Alliance/Bernstein Growth + Value		AST Sanford Bernstein Core Value		AST Cohen & Steers Realty
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

$76,816	$229,423	$1,369,152	$2,999,662	$4,753,501	$11,594,978
1,449,758	(859,322)	4,837,158	5,741,748	10,825,937	4,076,614
876,053	11,294,315	1,260,165	41,119,213	635,562	53,524,346

2,402,627	10,664,416	7,466,475	49,860,623	16,215,000	69,195,938

(229,760)	(201,627)	(3,001,313)	(1,344,832)	(7,684,744)	(6,935,947)
—	—	(5,245,992)	—	(4,721,131)	(4,037,564)

(229,760)	(201,627)	(8,247,305)	(1,344,832)	(12,405,875)	(10,973,511)

10,760,622	49,406,446	64,441,102	171,733,899	55,392,424	125,402,990
229,760	201,627	8,247,305	1,344,832	12,405,875	10,973,511
(6,302,586)	(28,298,575)	(34,141,215)	(228,223,123)	(67,827,662)	(82,617,074)

4,687,796	21,309,498	38,547,192	(55,144,392)	(29,363)	53,759,427

6,860,663	31,772,287	37,766,362	(6,628,601)	3,779,762	111,981,854

63,836,916	32,064,629	192,547,342	199,175,943	289,501,975	177,520,121

$70,697,579	$63,836,916	$230,313,704	$192,547,342	$293,281,737	$289,501,975

$76,379	$229,323	$1,367,358	$2,999,519	$9,391,353	$12,322,596

$—	$—	$—	$—	$—	$—

1,157,641	6,108,916	5,684,495	18,419,257	4,088,827	11,467,639
25,416	29,221	757,329	162,814	902,901	1,194,070
—	—	—	—	—	—
(690,843)	(3,530,277)	(3,134,471)	(24,050,334)	(5,436,306)	(7,906,893)

492,214	2,607,860	3,307,353	(5,468,263)	(444,578)	4,754,816

American Skandia Trust

Statements of Changes in Net Assets

June 30, 2004 (Unaudited)

	AST Sanford Bernstein Managed Index 500		AST American Century Income & Growth
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net Investment Income (Loss)	$2,469,447	$4,712,777	$2,566,346	$3,739,754
Net Realized Gain (Loss) on Investments and Foreign Currencies	8,123,662	(22,904,344)	24,241,552	(14,708,272)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	7,315,826	129,067,539	714,928	74,483,016

Net Increase (Decrease) in Net Assets from Resulting from Operations	17,908,935	110,875,972	27,522,826	63,514,498

Dividends and Distributions:
Dividends from Net Investment Income	(4,631,826)	(5,460,558)	(3,630,621)	(3,198,975)
Distributions from Net Realized Gains	—	—	—	—

Total Dividends and Distributions	(4,631,826)	(5,460,558)	(3,630,621)	(3,198,975)

Fund Share Transactions
Net Proceeds from Shares Sold (b)	125,963,753	356,925,914	145,534,061	89,193,923
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	4,631,826	5,460,558	3,630,621	3,198,975
Cost of Shares Redeemed	(102,448,307)	(367,479,124)	(44,795,505)	(106,020,156)

Increase (Decrease) in Net Assets from Fund Share Transactions	28,147,272	(5,092,652)	104,369,177	(13,627,258)

Net Increase (Decrease) in Net Assets	41,424,381	100,322,762	128,261,382	46,688,265
Net Assets
Beginning of Period	541,492,090	441,169,328	305,810,350	259,122,085

End of Period (a)	$582,916,471	$541,492,090	$434,071,732	$305,810,350

(a) Includes Undistributed Net Investment Income of:	$2,472,530	$4,634,908	$2,575,337	$3,639,612

(b) Includes Shares Issued in Merger	$—	$—	$108,397,180	$—

Shares Issued and Redeemed
Shares Sold	11,277,711	37,789,818	3,871,097	8,664,497
Shares Issued in Reinvestment of Dividends and Distributions	424,551	661,084	306,640	361,876
Shares Issued in Merger	—	—	9,098,089	—
Shares Redeemed	(9,251,175)	(39,584,221)	(3,712,218)	(10,968,072)

Net Increase (Decrease) in Shares Outstanding	2,451,087	(1,133,319)	9,563,608	(1,941,699)

See Notes to Financial Statements.

AST Alliance Growth and Income		AST DeAM Global Allocation		AST American Century Strategic Balanced
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

$9,153,858	$13,703,539	$5,316,665	$2,865,266	$1,650,912	$3,138,699
46,960,623	6,271,686	10,742,878	(7,921,590)	9,583,225	1,714,993
(4,414,286)	360,635,846	(7,469,076)	51,799,545	(5,487,596)	29,832,013

51,700,195	380,611,071	8,590,467	46,743,221	5,746,541	34,685,705

(13,715,428)	(15,225,927)	(2,868,023)	(3,336,217)	(3,257,861)	(4,190,899)
—	—	—	—	—	—

(13,715,428)	(15,225,927)	(2,868,023)	(3,336,217)	(3,257,861)	(4,190,899)

161,182,567	593,298,760	1,936,229	8,946,825	14,532,627	76,199,419
13,715,428	15,225,927	2,868,023	3,336,217	3,257,861	4,190,899
(99,306,221)	(307,078,572)	(31,237,461)	(75,244,539)	(26,120,579)	(54,434,994)

75,591,774	301,446,115	(26,433,209)	(62,961,497)	(8,330,091)	25,955,324

113,576,541	666,831,259	(20,710,765)	(19,554,493)	(5,841,411)	56,450,130

1,836,529,224	1,169,697,965	264,807,754	284,362,247	235,818,295	179,368,165

$1,950,105,765	$1,836,529,224	$244,096,989	$264,807,754	$229,976,884	$235,818,295

$9,128,992	$13,690,562	$5,308,499	$2,859,857	$1,647,469	$3,254,418

$—	$—	$—	$—	$—	$—

8,897,873	38,000,229	173,088	920,270	1,112,981	6,454,629
771,830	1,185,818	256,303	369,458	251,962	392,407
—	—	—	—	—	—
(5,581,681)	(21,657,584)	(2,777,643)	(7,687,978)	(2,011,891)	(4,698,189)

4,088,022	17,528,463	(2,348,252)	(6,398,250)	(646,948)	2,148,847

American Skandia Trust

Statements of Changes in Net Assets (continued)

June 30, 2004 (Unaudited)

	AST T. Rowe Price Asset Allocation		AST T. Rowe Price Global Bond
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net Investment Income (Loss)	$3,386,248	$5,424,142	$3,027,410	$5,620,309
Net Realized Gain (Loss) on Investments and Foreign Currencies	10,989,612	(2,775,356)	(863,822)	13,484,118
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(3,681,412)	61,791,721	(5,922,969)	6,225,980

Net Increase (Decrease) in Net Assets from Resulting from Operations	10,694,448	64,440,507	(3,759,381)	25,330,407

Dividends and Distributions:
Dividends from Net Investment Income	(5,760,759)	(7,112,841)	(14,361,174)	(7,341,835)
Distributions from Net Realized Gains	—	—	(4,039,501)	(393,861)

Total Dividends and Distributions	(5,760,759)	(7,112,841)	(18,400,675)	(7,735,696)

Fund Share Transactions
Net Proceeds from Shares Sold (b)	33,591,494	64,071,924	38,648,601	149,353,234
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	5,760,759	7,112,841	18,400,675	7,735,696
Cost of Shares Redeemed	(21,334,701)	(37,479,431)	(29,561,949)	(154,647,282)

Increase (Decrease) in Net Assets from Fund Share Transactions	18,017,552	33,705,334	27,487,327	2,441,648

Net Increase (Decrease) in Net Assets	22,951,241	91,033,000	5,327,271	20,036,359
Net Assets
Beginning of Period	360,152,109	269,119,109	229,630,011	209,593,652

End of Period (a)	$383,103,350	$360,152,109	$234,957,282	$229,630,011

(a) Includes Undistributed Net Investment Income of:	$3,126,580	$5,501,091	$3,251,411	$14,585,175

(b) Includes Shares Issued in Merger	$—	$—	$—	$—

Shares Issued and Redeemed
Shares Sold	2,158,087	4,550,475	3,303,107	13,142,102
Shares Issued in Reinvestment of Dividends and Distributions	374,562	589,300	1,625,501	703,886
Shares Issued in Merger	—	—	—	—
Shares Redeemed	(1,384,825)	(2,819,253)	(2,631,699)	(13,760,980)

Net Increase (Decrease) in Shares Outstanding	1,147,824	2,320,522	2,296,909	85,008

See Notes to Financial Statements.

AST Goldman Sachs High Yield		AST Lord Abbett Bond-Debenture		AST PIMCO Total Return Bond
Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003

$26,000,570	$58,033,720	$9,293,759	$12,592,832	$21,076,199	$64,377,650
11,632,352	(19,650,074)	3,584,213	5,070,483	21,883,102	43,742,046
(24,632,392)	108,667,975	(14,211,467)	16,561,547	(35,367,890)	5,637,237

13,000,530	147,051,621	(1,333,495)	34,224,862	7,591,411	113,756,933

(58,039,833)	(48,256,122)	(12,614,602)	(6,806,378)	(85,249,707)	(81,937,642)
—	—	(1,277,546)	—	(15,173,281)	(84,016,359)

(58,039,833)	(48,256,122)	(13,892,148)	(6,806,378)	(100,422,988)	(165,954,001)

178,014,162	877,747,441	92,125,232	290,840,802	285,203,270	614,483,072
58,039,833	48,256,122	13,892,148	6,806,378	100,422,988	165,954,001
(420,768,894)	(732,728,601)	(68,550,160)	(143,591,943)	(218,887,310)	(875,375,595)

(184,714,899)	193,274,962	37,467,220	154,055,237	166,738,948	(94,938,522)

(229,754,202)	292,070,461	22,241,577	181,473,721	73,907,371	(147,135,590)

868,511,359	576,440,898	346,412,279	164,938,558	2,107,912,138	2,255,047,728

$638,757,157	$868,511,359	$368,653,856	$346,412,279	$2,181,819,509	$2,107,912,138

$25,990,241	$58,029,504	$9,291,937	$12,612,780	$21,121,326	$85,294,834

$—	$—	$—	$—	$112,868,287	$—

21,128,252	109,361,578	8,128,512	26,854,491	14,359,332	51,497,661
7,112,725	6,556,538	1,250,420	698,090	8,532,118	14,355,889
—	—	—	—	9,825,426	—
(49,424,872)	(89,910,309)	(6,132,953)	(13,634,182)	(18,773,894)	(74,286,875)

(21,183,895)	26,007,807	3,245,979	13,918,399	13,942,982	(8,433,325)

American Skandia Trust

Statements of Changes in Net Assets (continued)

June 30, 2004 (Unaudited)

	AST PIMCO Limited Maturity Bond		AST Money Market
	Six Months Ended June 30, 2004	Year Ended December 31, 2003	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Operations:
Net Investment Income (Loss)	$7,460,543	$22,396,135	$5,369,727	$15,784,301
Net Realized Gain (Loss) on Investments and Foreign Currencies	3,866,808	20,971,015	(26,493)	514
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(9,255,677)	(7,068,932)	—	—

Net Increase (Decrease) in Net Assets from Resulting from Operations	2,071,674	36,298,218	5,343,234	15,784,815

Dividends and Distributions:
Dividends from Net Investment Income	(29,754,321)	(23,900,815)	(5,397,235)	(15,784,301)
Distributions from Net Realized Gains	(11,277,977)	(14,225,392)	—	(1,531)

Total Dividends and Distributions	(41,032,298)	(38,126,207)	(5,397,235)	(15,785,832)

Fund Share Transactions
Net Proceeds from Shares Sold (b)	117,075,711	524,100,846	3,960,595,114	5,378,146,107
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	41,032,298	38,126,207	5,397,235	15,785,832
Cost of Shares Redeemed	(240,881,143)	(613,317,888)	(3,920,740,623)	(6,376,530,695)

Increase (Decrease) in Net Assets from Fund Share Transactions	(82,773,134)	(51,090,835)	45,251,726	(982,598,756)

Net Increase (Decrease) in Net Assets	(121,733,758)	(52,918,824)	45,197,725	(982,599,773)
Net Assets
Beginning of Period	1,005,924,379	1,058,843,203	1,762,116,600	2,744,716,373

End of Period (a)	$884,190,621	$1,005,924,379	$1,807,314,325	$1,762,116,600

(a) Includes Undistributed Net Investment Income of:	$7,445,974	$29,739,752	$—	$—

(b) Includes Shares Issued in Merger	$—	$—	$—	$—

Shares Issued and Redeemed
Shares Sold	10,456,700	46,460,972	3,960,543,443	5,378,147,673
Shares Issued in Reinvestment of Dividends and Distributions	3,726,815	3,431,701	4,436,328	15,784,266
Shares Issued in Merger	—	—	—	—
Shares Redeemed	(21,680,872)	(54,611,298)	(3,919,728,045)	(6,376,530,695)

Net Increase (Decrease) in Shares Outstanding	(7,497,357)	(4,718,625)	45,251,726	(982,598,756)

See Notes to Financial Statements.

American Skandia Trust

Notes To Financial Statements

June 30, 2004 (Unaudited)

1.    ORGANIZATION

American Skandia Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2004, issued 37 classes of shares of beneficial interest (collectively the “Portfolios”).

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”), or by qualified plans. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investments objectives:

AST JPMorgan International Equity Portfolio (“JPMorgan International Equity”), formerly known as AST Strong International Equity Fund: Capital growth by investing primarily in equity securities of foreign companies.

AST William Blair International Growth Portfolio (“William Blair International Growth”): Long-term capital growth by investing primarily in equity securities of foreign companies.

AST DeAM International Equity Portfolio (“DeAM International Equity”): Capital growth by investing primarily in equity securities of foreign companies represented in the MSCI EAFE Index.

AST MFS Global Equity Portfolio (“MFS Global Equity”): Capital growth by investing primarily in common stocks and related securities of U.S. and foreign issuers.

AST State Street Research Small-Cap Growth Portfolio (“State Street Research Small-Cap Growth”), formerly known as AST PBHG Small-Cap Growth Portfolio: Capital growth by investing in common stocks of small capitalization companies.

AST DeAM Small-Cap Growth Portfolio (“DeAM Small-Cap Growth”): Maximize capital growth by investing primarily in equity securities of small capitalization companies included in the Russell 2000 Growth Index.

AST Federated Aggressive Growth Portfolio (“Federated Aggressive Growth”): Capital growth by investing primarily in stocks of small companies that are traded on national securities exchanges, Nasdaq stock exchange and the over-the-counter-market.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”): Long-term capital growth by investing primarily in equity securities of small capitalization companies that are believed to be undervalued.

AST Gabelli Small-Cap Value Portfolio (“Gabelli Small-Cap Value”): Long-term capital growth by investing primarily in stocks and equity-related securities of small capitalization companies that appear to be undervalued.

AST DeAM Small-Cap Value Portfolio (“DeAM Small-Cap Value”): Maximum capital growth by investing primarily in equity securities of small capitalization companies included in the Russell 2000 Value Index.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”): Long-term capital growth by investing primarily in equity securities of medium-sized companies.

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Neuberger Berman Mid-Cap Value Portfolio (“Neuberger Berman Mid-Cap Value”): Capital growth by investing primarily in common stocks of medium capitalization companies.

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

AST Alger All-Cap Growth Portfolio (“Alger All-Cap Growth”): Long-term capital growth by investing in common and preferred stocks.

AST Gabelli All-Cap Value Portfolio (“Gabelli All-Cap Value”): Capital growth by investing in readily marketable equity securities.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”): Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources and other basic commodities.

AST Alliance Growth Portfolio (“Alliance Growth”): Long-term capital growth by investing predominantly in the equity securities of a limited number of large, high-quality U.S. companies.

AST MFS Growth Portfolio (“MFS Growth”): Long-term capital growth and future income by investing primarily in common stocks and related securities.

AST Marsico Capital Growth Portfolio (“Marsico Capital Growth”): Capital growth by investing primarily in common stocks with the majority of the portfolio’s assets in large capitalization stocks.

AST Goldman Sachs Concentrated Growth Portfolio (“Goldman Sachs Concentrated Growth”): Capital growth by investing primarily in equity securities.

AST DeAM Large-Cap Value Portfolio (“DeAM Large-Cap Value”): Maximum capital growth by investing in equity securities of large capitalization companies included in the Russell 1000 Value Index.

AST Hotchkis & Wiley Large-Cap Value Portfolio (“Hotchkis & Wiley Large-Cap Value”), fomerly known as AST INVESCO Capital Income Portfolio: Capital growth and current income by investing primarily in dividend-paying common and preferred stocks, and to a lesser extent in fixed income securities.

AST Alliance/Bernstein Growth + Value Portfolio (“Alliance/Bernstein Growth + Value”): Capital growth by investing approximately 50% of assets in growth stocks of large companies and 50% of assets in value stocks of large companies.

AST Sanford Bernstein Core Value Portfolio (“Sanford Bernstein Core Value”): Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”): Maximize total return by investing primarily in equity securities of real estate companies.

AST Sanford Bernstein Managed Index 500 Portfolio (“Sanford Bernstein Managed Index 500”): Outperform the S&P 500 Stock Index by investing primarily in common stocks included in the S&P 500.

AST American Century Income & Growth Portfolio (“American Century Income & Growth”): Capital growth and, secondarily, current income by investing primarily in stocks of large U.S. companies selected through quantitative investment techniques.

AST Alliance Growth and Income Portfolio (“Alliance Growth and Income”): Long-term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuations in relation to their fundamental business prospects.

AST DeAM Global Allocation Portfolio (“DeAM Global Allocation”): A high level of total return by investing primarily in a diversified portfolio of mutual funds.

AST American Century Strategic Balanced Portfolio (“American Century Strategic Balanced”): Capital growth by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”): A high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

AST T. Rowe Price Global Bond Portfolio (“T. Rowe Price Global Bond”): High current income and capital growth by investing primarily in high-quality foreign and U.S. dollar-denominated bonds.

AST Goldman Sachs High Yield Portfolio (“Goldman Sachs High Yield”), formerly known as AST Federated High Yield Portfolio: High current income by investing primarily in lower quality fixed income securities rated BBB and below. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

AST Lord Abbett Bond-Debenture Portfolio (“Lord Abbett Bond-Debenture”): High current income and the opportunity for capital appreciation to produce a high total return by investing primarily in high yield and investment grade debt securities, securities convertible into common stock and preferred stock.

AST PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from three to six years.

AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from one to three years.

AST Money Market Portfolio (“Money Market”): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation

Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Money Market uses amortized cost to value short-term securities. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principle amount due at maturity and cost. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

Restricted Securities

Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities (except for the AST Money Market Portfolio, which is limited to 10% of net assets, and the AST Alliance/Bernstein Growth + Value Portfolio, the AST Sanford Bernstein Core Value Portfolio and the AST Sanford Bernstein Managed Index 500 Portfolio, which is limited to 5% of its net assets). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Sub-advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These

Rule 144A securities, and well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Sub-advisor under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options

The Portfolios (except for Money Market) may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and underlying hedged assets.

Short Sales

Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statements of Operations as net realized gain or loss on short sales.

Repurchase Agreements

In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements

The Portfolios may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios may enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Portfolio may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

Delayed Delivery Transactions

Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans

The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes

For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions

Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, dividends are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. and Prudential Investments LLC the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Alliance Capital Management L.P. for Alliance Growth and Income and Alliance Growth;

Alliance Capital Management, L.P. and Sanford C. Bernstein & Co., LLC co-manager Alliance/Bernstein Growth + Value;

American Century Investment Management, Inc. for American Century Income & Growth and American Century Strategic Balanced;

Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty;

Deutsche Asset Management, Inc. for DeAM Global Allocation, DeAM International Equity, DeAM Small-Cap Growth, DeAM Large-Cap Value and DeAM Small-Cap Value;

Federated Investment Counseling for Federated Aggressive Growth;

Fred Alger Management, Inc. for Alger All-Cap Growth;

GAMCO Investors, Inc. for Gabelli Small-Cap Value and Gabelli All-Cap Value;

Goldman Sachs Asset Management for Goldman Sachs Concentrated Growth, Goldman Sachs Small-Cap Value Goldman Sachs Mid-Cap Growth and Goldman Sachs High Yield (replaced Federated Investment Counseling on May 1, 2004);

Hotchkis and Wiley Capital Management, LLC for Hotchkis & Wiley Large-Cap Value (replaced INVESCO Funds Group, Inc. on May 1, 2004);

J.P. Morgan Investment Management, Inc. for JPMorgan International Equity (replaced Strong Capital Management, Inc. on February 23, 2004);

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

Lord Abbett & Co. for Lord Abbett Bond-Debenture;

Marsico Capital Management, LLC for Marsico Capital Growth;

Massachusetts Financial Services Company for MFS Global Equity and MFS Growth;

Neuberger Berman Management, Inc. for Neuberger Berman Mid-Cap Value and Neuberger Berman Mid-Cap Growth;

Pacific Investment Management Company LLC for PIMCO Total Return Bond and PIMCO Limited Maturity Bond;

Sanford C. Bernstein & Co., LLC for Sanford Bernstein Managed Index 500 and Sanford Bernstein Core Value;

State Street Research Group for State Street Research Small Cap Growth (replaced Pilgram Baxter & Associates, Ltd. on May 1, 2004);

T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation and T. Rowe Price Natural Resources; T. Rowe Price International, Inc. for T. Rowe Price Global Bond;

Wells Fargo Capital Management, Inc. for Money Market; and

William Blair & Company, LLC for William Blair International Growth.

Advisory Fees and Expense Limitations

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the value of each Portfolio’s average daily net assets. The Investment Manager pays each Sub-adviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable to the Portfolios by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

	Advisory Fees	Expense Limitations
JPMorgan International Equity	1.00%	1.75%
William Blair International Growth	1.00%	1.75%
DeAM International Equity	1.00%	1.50%
MFS Global Equity	1.00%	1.75%
State Street Research Small-Cap Growth	0.90%	1.30%
DeAM Small-Cap Growth	0.95%	1.35%
Federated Aggressive Growth	0.95%	1.35%
Goldman Sachs Small-Cap Value	0.95%	1.35%
Gabelli Small-Cap Value	0.90%	1.30%
DeAM Small-Cap Value	0.95%	1.15%
Goldman Sachs Mid-Cap Growth	1.00%	1.35%
Neuberger Berman Mid-Cap Growth	0.90%	1.25%
Neuberger Berman Mid-Cap Value	0.90%	1.25%
Alger All-Cap Growth	0.95%	1.45%
Gabelli All-Cap Value	0.95%	1.45%

	Advisory Fees	Expense Limitations
T. Rowe Price Natural Resources	0.90%	1.35%
Alliance Growth	0.90%	1.45%
MFS Growth	0.90%	1.35%
Marsico Capital Growth	0.90%	1.35%
Goldman Sachs Concentrated Growth	0.90%	1.35%
DeAM Large-Cap Value	0.85%	0.99%
Hotchkis & Wiley Large-Cap Value	0.75%	1.20%
Alliance/Bernstein Growth + Value	0.90%	1.35%
Sanford Bernstein Core Value	0.75%	1.25%
Cohen & Steers Realty	1.00%	1.45%
Sanford Bernstein Managed Index 500	0.60%	0.80%
American Century Income & Growth	0.75%	1.25%
Alliance Growth and Income	0.75%	1.25%
DeAM Global Allocation	0.10%	0.35%
American Century Strategic Balanced	0.85%	1.25%
T. Rowe Price Asset Allocation	0.85%	1.25%
T. Rowe Price Global Bond	0.80%	1.75%
Goldman Sachs High Yield	0.75%	1.15%
Lord Abbett Bond-Debenture	0.80%	1.20%
PIMCO Total Return Bond	0.65%	1.05%
PIMCO Limited Maturity Bond	0.65%	1.05%
Money Market	0.50%	0.65%

The advisory fee for JPMorgan International Equity reduces to a rate of 0.85% for average daily net assets in excess of $75 million, and Neuberger Berman Mid-Cap Growth, Neuberger Berman Mid-Cap Value and Alliance Growth reduce to a rate of 0.85% for average daily net assets in excess of $1 billion. Effective June 1, 2004, the Investment Manager has voluntarily agreed to reduce the advisory fee for Neuberger Berman Mid-Cap Value to a rate of 0.80% for average daily net assets in excess of $1 billion, and reduce Alger All-Cap Growth and Gabelli All-Cap Value to a rate of 0.90% for average daily net assets in excess of 500 million.

During the six months ended June 30, 2004, the Investment Manager has voluntarily agreed to waive a portion of its advisory fees equal to an annual rate of 0.05% of the average daily net assets in excess of $1 billion of each of the portfolios other than the following:

	Six Months Ended June 30, 2004 (% of the average daily net assets)
	Up to $1 billion	Over $1 billion
William Blair International Growth	0.10%	0.15%
DeAM International Equity	0.15%	0.20%
DeAM Small-Cap Growth	0.15%	0.20%
DeAM Small-Cap Value	0.15%	0.15%
Goldman Sachs Concentrated Growth	0.07%	0.05%
DeAM Large-Cap Value	0.10%	0.10%
Money Market	0.05%	0.05%

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

	January 1 through May 31, 2004 (% of the average daily net assets)	June 1 through June 30, 2004 (% of the average daily net assets)
		Up to $1 billion	Over $1 billion
Goldman Sachs Mid-Cap Growth	0.10%	0.13%	0.18%
Neuberger Berman Mid-Cap Growth	0.05% over $1 billion	0.02%	0.07%
Alliance Growth	0.05% over $1 billion	0.05%	0.10%
MFS Growth	0.05% over $1 billion	0.05%	0.10%
Marsico Capital Growth	0.05% over $1 billion	0.03%	0.03%
Cohen & Steers Realty	0.05% over $1 billion	0.18%	0.23%
American Century Strategic Balanced	0.05% over $1 billion	0.06%	0.11%
T. Rowe Price Asset Allocation	0.05% over $1 billion	0.08%	0.13%
Lord Abbett Bond-Debenture	0.05% over $1 billion	0.08%	0.13%
PIMCO Limited Maturity Bond	0.05% over $1 billion	0.05%	0.10%

	January 1 through April 30, 2004 (% of the average daily net assets)	May 1 through June 30, 2004 (% of the average daily net assets)
		Up to $1 billion	Over $1 billion
Hotchkis & Wiley Large Cap Value	0.05% over $1 billion	0.05%	0.10%

The Trust has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated (“ASMI”) to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of variable contracts, the premiums for which are invested in shares of the Trust. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution (“clearing brokers”) who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for “introducing” transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers. Commissions received by ASMI under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as “Distribution Fees” and a corresponding reduction “Fees Paid Indirectly”. Net expenses of the Portfolios are unaffected by these commissions. For the period ended June 30, 2004, commissions received by ASMI totaled $2,841,232. The Trust excluding DeAM Global Allocation Portfolio has entered into an agreement with American Skandia Life Assurance Corporation (“ASLAC”) pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

4.    PORTFOLIO SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2004 were as follows:

	Cost of Purchases	Proceeds from Sales
JPMorgan International Equity	$267,280,891	$299,633,417
William Blair International Growth	466,770,953	298,075,079
DeAM International Equity	149,171,775	149,174,208
MFS Global Equity	39,956,832	32,374,522
State Street Research Small-Cap Growth	373,313,696	429,487,042
DeAM Small-Cap Growth	308,011,898	381,265,530
Federated Aggressive Growth	138,719,737	102,588,152
Goldman Sachs Small-Cap Value	106,685,829	152,454,873
Gabelli Small-Cap Value	119,075,597	76,926,186
DeAM Small-Cap Value	82,774,397	68,217,482
Goldman Sachs Mid-Cap Growth	102,933,386	54,629,742
Neuberger Berman Mid-Cap Growth	170,515,706	184,760,162
Neuberger Berman Mid-Cap Value	440,252,553	420,820,483
Alger All-Cap Growth	268,287,137	321,755,858
Gabelli All-Cap Value	31,380,494	21,072,039
T. Rowe Price Natural Resources	50,770,379	69,854,679
Alliance Growth	157,409,037	123,724,457
MFS Growth	513,888,358	561,384,257
Marsico Capital Growth	1,092,251,096	902,153,347
Goldman Sachs Concentrated Growth	119,041,652	250,511,732
DeAM Large-Cap Value	152,367,504	140,953,004
Hotchkis & Wiley Large-Cap Value	638,541,269	713,698,425
Alliance/Bernstein Growth + Value	12,517,218	8,966,379
Sanford Bernstein Core Value	65,521,474	39,913,447
Cohen & Steers Realty	51,644,757	64,930,854
Sanford Bernstein Managed Index 500	154,520,546	112,984,148
American Century Income & Growth	227,378,129	213,854,904
Alliance Growth and Income	667,356,254	579,867,754
DeAM Global Allocation	88,551,469	113,441,253
American Century Strategic Balanced	88,261,420	99,629,786
T. Rowe Price Asset Allocation	91,925,371	73,208,651
T. Rowe Price Global Bond	56,900,385	62,662,027
Goldman Sachs High Yield	219,238,468	429,943,567
Lord Abbett Bond-Debenture	169,366,495	66,322,010
PIMCO Total Return Bond	330,044,179	539,278,345
PIMCO Limited Maturity Bond	135,449,912	169,827,571

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

Written options transactions, during the six months ended June 30, 2004, were as follows:

	PIMCO Total Return Bond		PIMCO Limited Maturity
	Number of Contracts/ Swap Notional Amount $(000)	Premium	Number of Contracts	Premium
Balance at beginning of period	257,792	$8,096,548	101,400	$929,078
Written options	4,491	1,648,246	—	—
Written swap options	9,100	43,407	—	—
Expired options	(4,243)	(1,454,613)	—	—
Expired swap options	(65,200)	(1,010,350)	—	—
Closed options	(114)	(76,623)	—	—
Closed swap options	—	—	—	—

Balance at end of period	201,826	$7,246,615	101,400	$929,078

At June 30, 2004, PIMCO Total Return Bond and PIMCO Limited Maturity had sufficient cash and/or securities at least equal to the value of written options.

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

5.    TAX INFORMATION

At December 31, 2003, the following Portfolios had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains:

	Expiration December 31,
Portfolio	Total	2008	2009	2010	2011
JPMorgan International Equity	$187,634,414	$—	$100,807,480	$76,213,067	$10,613,867
William Blair International Growth	262,834,328	—	93,897,621	123,994,607	44,942,100
DeAM International Equity	165,358,319	43,648,402	107,473,503	14,236,414	—
MFS Global Equity	11,078,864	102,871	2,025,569	6,125,096	2,825,328
State Street Research Small-Cap Growth	223,311,073	—	157,029,918	66,281,155	—
DeAM Small-Cap Growth	300,230,534	—	216,945,355	83,285,179	—
Gabelli Small-Cap Value	3,742,822	—	—	3,742,822	—
Goldman Sachs Mid-Cap Growth	84,438,560	—	58,496,027	25,942,533	—
Neuberger Berman Mid-Cap Growth	393,730,075	—	270,207,817	122,095,636	1,426,622
Alger All-Cap Growth	436,369,084	56,105,001	208,714,661	171,549,422	—
Gabelli All-Cap Value	28,106,272	—	1,815,571	21,341,849	4,948,852
T. Rowe Price Natural Resources	2,789,355	—	—	—	2,789,355
Alliance Growth	262,150,877	—	134,760,953	95,931,726	31,458,198
MFS Growth	458,347,610	—	259,923,499	198,424,111	—
Marsico Capital Growth	344,302,754	—	209,783,108	134,519,646	—
Goldman Sachs Concentrated Growth	954,099,195	156,116,090	465,068,305	179,588,458	153,326,342
DeAM Large-Cap Value	21,532,998	—	3,927,079	15,949,510	1,656,409
Hotchkis & Wiley Large-Cap Value	102,862,892	—	16,409,726	86,453,166	—
Alliance/Bernstein Growth + Value	5,284,212	—	—	4,092,914	1,191,298
Sanford Bernstein Managed Index 500	159,385,659	—	59,806,425	69,268,601	30,310,633
American Century Income & Growth	88,982,431	9,602,532	33,041,332	29,933,758	16,404,809
Alliance Growth and Income	316,348,367	—	—	254,824,843	61,523,524
MFS Growth with Income(a)	31,736,461	303,576	11,842,307	15,076,348	4,512,375
DeAM Global Allocation	102,070,572	13,319,609	35,338,513	48,177,607	5,234,843
American Century Strategic Balanced	23,087,262	—	6,031,874	14,469,531	2,585,857
T. Rowe Price Asset Allocation	16,301,159	—	—	11,926,235	4,374,924
Goldman Sachs High Yield(b)	208,313,692	17,797,821	61,793,618	87,452,429	37,484,899

(a)	MFS Growth with Income had additional capital loss carryforwards of $1,855 expiring in 2007.
(b)	Goldman Sachs High Yield had additional capital loss carryforwards of $3,784,925 expiring in 2007.

The following Portfolios elected to treat post-October losses incurred in the period November 1, 2003 through December 31, 2003 as having occurred in the current fiscal year:

	Post October Losses
	Currency	Capital
William Blair International Growth	$88,218	$—
MFS Global Equity	9,817	—
Federated Aggressive Growth	126	—
Alger All-Cap Growth	—	1,294,094
Alliance Growth	—	1,178,467
MFS Growth	11,725	—
Marsico Capital Growth	—	389,872
Alliance/Bernstein Growth + Value	—	152,682
Sanford Bernstein Core Value	—	16,153
Sanford Bernstein Managed Index 500	—	514,201
American Century Income & Growth	—	883,892
T. Rowe Price Global Bond	97,518	—

At June 30, 2004, the cost and unrealized appreciation (depreciation) in value of the investments for federal income tax purposes, were as follows:

Portfolio	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPMorgan International Equity	$297,408,694	$23,013,397	$(11,892,321)	$11,121,076
William Blair International Growth	892,573,897	175,813,647	(12,903,659)	162,909,988
DeAM International Equity	151,830,096	15,947,748	(3,661,011)	12,286,737
MFS Global Equity	101,437,630	16,307,149	(721,602)	15,585,547
State Street Research Small-Cap Growth	258,167,262	14,289,835	(10,720,546)	3,569,289
DeAM Small-Cap Growth	344,292,971	36,967,436	(13,105,527)	23,861,909
Federated Aggressive Growth	224,637,134	45,548,547	(11,184,478)	34,364,069
Goldman Sachs Small-Cap Value	283,767,742	62,877,020	(8,784,000)	54,093,020
Gabelli Small-Cap Value	689,101,552	194,960,771	(25,342,329)	169,618,442
DeAM Small-Cap Value	59,952,024	3,597,025	(881,887)	2,715,138
Goldman Sachs Mid-Cap Growth	243,172,414	29,645,967	(4,841,910)	24,804,057
Neuberger Berman Mid-Cap Growth	374,779,220	85,756,683	(4,257,847)	81,498,836
Neuberger Berman Mid-Cap Value	1,303,528,057	164,158,621	(13,930,207)	150,228,414
Alger All-Cap Growth	413,997,950	63,829,582	(7,825,245)	56,004,337
Gabelli All-Cap Value	196,213,687	30,494,745	(5,097,743)	25,397,002
T. Rowe Price Natural Resources	185,031,274	23,454,096	(2,128,174)	21,325,922
Alliance Growth	304,307,430	18,762,407	(4,389,093)	14,373,314
MFS Growth	640,804,299	23,147,392	(9,927,854)	13,219,538
Marsico Capital Growth	1,856,709,197	384,470,993	(12,724,574)	371,746,419

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

Portfolio	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Goldman Sachs Concentrated Growth	$1,015,113,608	$147,382,617	$(56,385,626)	$90,996,991
DeAM Large-Cap Value	152,063,633	10,610,262	(2,163,407)	8,446,855
Hotchkis & Wiley Large-Cap Value	548,523,753	26,601,043	(9,738,708)	16,862,335
Alliance/Bernstein Growth & Value	84,111,499	9,423,474	(1,770,411)	7,653,063
Sanford Bernstein Core Value	241,672,840	31,187,503	(1,197,170)	29,990,333
Cohen & Steers Realty	270,537,163	45,828,582	(514,167)	45,314,415
Sanford Bernstein Managed Index 500	647,116,542	72,391,183	(29,776,876)	42,614,307
American Century Income & Growth	602,948,005	14,290,879	(7,572,224)	6,718,655
Alliance Growth and Income	1,905,225,392	219,038,425	(29,351,338)	189,687,087
DeAM Global Allocation	235,918,117	8,300,953	(3,402,191)	4,898,762
American Century Strategic Balanced	275,748,229	14,145,942	(2,773,747)	11,372,195
T. Rowe Price Asset Allocation	391,464,459	45,116,062	(7,746,802)	37,369,260
T. Rowe Price Global Bond	190,471,348	11,209,095	(1,500,125)	9,708,970
Goldman Sachs High Yield	625,854,124	29,110,118	(27,594,596)	1,515,522
Lord Abbett Bond-Debenture	417,517,194	10,301,199	(9,809,129)	492,070
PIMCO Total Return Bond	2,318,221,934	15,849,372	(17,766,628)	(1,917,256)
PIMCO Limited Maturity Bond	878,415,582	6,778,223	(3,748,639)	3,029,584

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales.

6.    LINE OF CREDIT

Through April 30, 2004, the Portfolios and other affiliated funds participated in a $200 million unsecured, committed line of credit (“Credit Facility”), provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. The expiration date of the Credit Facility was April 30, 2004. Effective May 1, 2004, the Portfolios and other affiliated funds participate in a $250 million unsecured, committed line of credit provided by PNC Bank (“PNC Facility”) under a line of credit agreement. The expiration date of the PNC Facility is October 29, 2004. For the period ended June 30, 2004, there were 23 Portfolios borrowing under the agreement, by the Trust.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2004
JPMorgan International Equity	$2,287,500	1.543%	8	—
MFS Global Equity	2,066,667	1.563%	3	—
State Street Research Small-Cap Growth	4,650,000	1.519%	4	—

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2004
DeAM Small-Cap Growth	$3,585,714	1.524%	7	$—
Federated Aggressive Growth	3,968,182	1.510%	22	—
Goldman Sachs Mid-Cap Growth	2,700,000	1.500%	2	—
Neuberger Berman Mid-Cap Growth	2,525,926	1.515%	27	—
Neuberger Berman Mid-Cap Value	3,800,000	1.500%	2	—
Alger All-Cap Growth	5,390,323	1.554%	31	—
Gabelli All-Cap Value	3,021,429	1.509%	14	—
T. Rowe Price Natural Resources	3,805,882	1.519%	17	—
Alliance Growth	1,109,677	1.526%	31	—
MFS Growth	3,000,000	1.563%	3	—
Goldman Sachs Concentrated Growth	3,413,636	1.527%	11	—
Hotchkis & Wiley Large-Cap Value	2,368,421	1.510%	19	—
Sanford Bernstein Core Value	4,292,857	1.508%	14	—
Cohen & Steers Realty	5,453,333	1.516%	15	—
Sanford Bernstein Managed Index 500	2,621,053	1.535%	19	—
American Century Income & Growth	3,500,000	1.511%	7	—
Alliance Growth and Income	7,020,000	1.512%	5	—
Goldman Sachs High Yield	15,984,615	1.515%	39	—
Lord Abbett Bond-Debenture	4,800,000	1.500%	6	—
PIMCO Total Return Bond	46,000,000	2.000%	1	46,000,000

7.    REORGANIZATION

On November 19, 2003, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all assets of the following portfolios for shares of the acquiring portfolios and the assumption of the liabilities of the portfolios.

Shareholders approved the Plan at a meeting on April 27, 2004 and the reorganization took place on May 1, 2004.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Funds	Shares	Acquiring Funds	Shares	Value
AST American Century International Growth	30,735,036	William Blair International Growth	35,850,785	$371,141,306
AST DeAM Large-Cap Growth	4,193,423	Goldman Sachs Concentrated Growth	2,089,499	42,536,344
AST MFS Growth with Income	13,118,199	American Century Income & Growth	9,098,089	108,397,180
AST DeAM Bond	11,602,687	PIMCO Total Return	9,825,426	112,868,287

American Skandia Trust

Notes To Financial Statements (continued)

June 30, 2004 (Unaudited)

The aggregate net assets and unrealized appreciation (depreciation) of the Merged and Acquiring Funds immediately before the acquisitions and the future utilization of the acquired capital loss carryforwards from the merged funds were as follows:

Merged Funds	Total Net Assets	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards*
AST American Century International Growth Portfolio	$371,141,306	$38,629,432	$288,132,693
AST DeAM Large-Cap Growth Portfolio	42,536,344	748,131	9,151,713
AST MFS Growth with Income Portfolio	108,397,180	4,953,701	31,736,461
AST DeAM Bond Portfolio	112,868,287	(833,488)	—

Acquiring Funds
William Blair International Growth	$747,572,780
Goldman Sachs Concentrated Growth	1,029,307,448
American Century Income & Growth	308,408,872
PIMCO Total Return	2,097,077,107

*	The future utilization of the acquired capital loss carryforwards may be limited under certain conditions in the Internal Revenue Code 382, as amended.

American Skandia Trust

Financial Highlights

Per Share Data (for a share outstanding throughout each period)

(Unaudited)

				Increase (Decrease) from Investment Operations			Less Distributions
Portfolio	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
AST JPMorgan	06/30/04		$15.81	$0.17	$0.14	$0.31	$(0.18)	$—	$(0.18)
International Equity	12/31/03		12.22	0.14	3.56	3.70	(0.11)	—	(0.11)
	12/31/02		15.07	0.10	(2.87)	(2.77)	(0.08)	—	(0.08)
	12/31/01		22.03	0.08	(4.75)	(4.67)	(0.03)	(2.26)	(2.29)
	12/31/00		34.23	0.22	(8.09)	(7.87)	(0.07)	(4.26)	(4.33)
	12/31/99		22.67	0.05	13.36	13.41	—	(1.85)	(1.85)

AST William Blair	06/30/04		$10.44	$0.07	$0.18	$0.25	$(0.11)	$—	$(0.11)
International Growth	12/31/03		7.46	(0.06)	3.04	2.98	—	—	—
	12/31/02		10.39	0.11	(2.71)	(2.60)	(0.33)	—	(0.33)
	12/31/01		18.72	0.12	(3.73)	(3.61)	(0.82)	(3.90)	(4.72)
	12/31/00		25.10	(0.04)	(6.03)	(6.07)	(0.13)	(0.18)	(0.31)
	12/31/99		13.74	(0.03)	11.39	11.36	—	—	—

AST DeAM	06/30/04		$11.15	$0.11	$0.37	$0.48	$(0.16)	$—	$(0.16)
International Equity	12/31/03		8.38	0.11	2.71	2.82	(0.05)	—	(0.05)
	12/31/02		10.10	0.06	(1.78)	(1.72)	—	—	—
	12/31/01		14.91	(0.01)	(4.80)	(4.81)	—	—	—
	12/31/00		24.63	(0.07)	(5.10)	(5.17)	—	(4.55)	(4.55)
	12/31/99		13.04	(0.07)	11.72	11.65	(0.03)	(0.03)	(0.06)

AST MFS	06/30/04		$10.25	$0.04	$0.57	$0.61	$(0.02)	$—	$(0.02)
Global Equity	12/31/03		8.08	0.02	2.17	2.19	(0.02)	—	(0.02)
	12/31/02		9.21	0.02	(1.15)	(1.13)	—	—	—
	12/31/01		10.23	—	(1.02)	(1.02)	—	—	—
	12/31/00		11.03	0.01	(0.79)	(0.78)	(0.01)	(0.01)	(0.02)
	12/31/99	(3)	10.00	0.01	1.02	1.03	—	—	—

AST State Street Research	06/30/04		$15.12	$(0.07)	$(0.80)	$(0.87)	$—	$—	$—
Small-Cap Growth	12/31/03		10.41	(0.09)	4.80	4.71	—	—	—
	12/31/02		15.87	(0.13)	(5.33)	(5.46)	—	—	—
	12/31/01		20.30	(0.07)	(1.27)	(1.34)	—	(3.09)	(3.09)
	12/31/00		42.61	(0.22)	(18.08)	(18.30)	—	(4.01)	(4.01)
	12/31/99		17.61	(0.03)	25.03	25.00	—	—	—

(1)	Annualized for periods less than one year.
(3)	Commenced operations on October 18, 1999.
*	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan, as described in Note 3 to the Financial Statements, for the years ended 1999, 2000, 2001 and 2002.

See Notes to Financial Statements.

	Supplemental Data			Ratios of Expenses to Average Net Assets(1)*
Net Asset Value End of Period	Total Return	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	After Advisory Fee Waiver and Expense Reimbursement	Before Advisory Fee Waiver and Expense Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets(1)
$15.94	1.95%	$310,558	83%	1.14%	1.14%	1.96%
15.81	30.60%	339,039	50%	1.14%	1.14%	1.02%
12.22	(18.42%)	316,192	50%	1.21%	1.21%	0.84%
15.07	(22.75%)	444,271	162%	1.09%	1.14%	0.45%
22.03	(26.53%)	637,131	86%	1.16%	1.16%	0.63%
34.23	64.13%	770,512	159%	1.18%	1.18%	0.18%

$10.58	2.32%	$1,141,928	41%	1.16%	1.26%	0.89%
10.44	39.95%	641,549	88%	1.24%	1.34%	0.46%
7.46	(25.67%)	318,832	94%	1.32%	1.32%	0.41%
10.39	(23.55%)	587,377	74%	1.24%	1.24%	0.64%
18.72	(24.62%)	1,094,019	75%	1.18%	1.19%	(0.02%)
25.10	82.68%	1,551,045	76%	1.23%	1.23%	(0.18%)

$11.47	4.30%	$169,818	91%	1.20%	1.35%	1.78%
11.15	33.91%	172,059	138%	1.12%	1.27%	1.22%
8.38	(17.03%)	129,004	354%	1.34%	1.44%	0.59%
10.10	(32.21%)	154,991	712%	1.66%	1.60%	(0.07%)
14.91	(30.28%)	276,037	514%	1.34%	1.38%	(0.44%)
24.63	89.71%	217,397	309%	1.29%	1.29%	(0.54%)

$10.84	5.98%	$118,969	31%	1.33%	1.33%	0.90%
10.25	27.14%	102,938	54%	1.40%	1.40%	0.32%
8.08	(12.26%)	60,167	74%	1.41%	1.41%	0.25%
9.21	(9.97%)	55,882	89%	1.50%	1.40%	0.02%
10.23	(7.19%)	29,514	100%	1.56%	1.87%	0.08%
11.03	10.40%	1,291	142%	1.75%	2.11%	0.75%

$14.25	(5.75%)	$257,970	128%	1.16%	1.16%	(0.84%)
15.12	45.24%	338,191	107%	1.20%	1.20%	(0.65%)
10.41	(34.41%)	254,026	123%	1.23%	1.23%	(0.74%)
15.87	(6.47%)	494,900	136%	1.16%	1.16%	(0.51%)
20.30	(48.16%)	592,038	85%	1.07%	1.07%	(0.54%)
42.61	141.96%	1,443,211	116%	1.08%	1.08%	(0.46%)

American Skandia Trust

Financial Highlights (continued)

Per Share Data (for a share outstanding throughout each period)

(Unaudited)

				Increase (Decrease) from Investment Operations			Less Distributions
Portfolio	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
AST DeAM	06/30/04		$7.63	$(0.03)	$0.19	$0.16	$—	$—	$—
Small-Cap Growth	12/31/03		5.17	(0.01)	2.47	2.46	—	—	—
	12/31/02		7.03	(0.01)	(1.85)	(1.86)	—	—	—
	12/31/01		11.72	(0.05)	(2.95)	(3.00)	—	(1.69)	(1.69)
	12/31/00		15.59	(0.08)	(2.90)	(2.98)	—	(0.89)	(0.89)
	12/31/99	(2)	10.00	(0.05)	5.64	5.59	—	—	—

AST Federated	06/30/04		$8.61	$(0.04)	$0.84	$0.80	$—	$(0.16)	$(0.16)
Aggressive Growth	12/31/03		5.09	(0.05)	3.57	3.52	—	—	—
	12/31/02		7.22	(0.04)	(2.05)	(2.09)	—	(0.04)	(0.04)
	12/31/01		9.10	(0.03)	(1.85)	(1.88)	— †	—	— †
	12/31/00	(6)	10.00	0.01	(0.91)	(0.90)	—	—	—

AST Goldman Sachs	06/30/04		$18.12	$0.02	$0.97	$0.99	$(0.04)	$(0.24)	$(0.28)
Small-Cap Value	12/31/03		12.96	0.08	5.19	5.27	(0.11)	—	(0.11)
	12/31/02		15.55	0.11	(1.21)	(1.10)	(0.06)	(1.43)	(1.49)
	12/31/01		14.55	0.08	1.34	1.42	—	(0.42)	(0.42)
	12/31/00		10.87	0.01	3.67	3.68	—	—	—
	12/31/99		9.99	(0.03)	0.91	0.88	—	—	—

AST Gabelli	06/30/04		$15.70	$0.01	$1.10	$1.11	$— †	$—	$— †
Small-Cap Value	12/31/03		11.59	0.01	4.13	4.14	(0.03)	—	(0.03)
	12/31/02		13.07	0.03	(1.23)	(1.20)	(0.06)	(0.22)	(0.28)
	12/31/01		13.02	0.04	0.84	0.88	(0.07)	(0.76)	(0.83)
	12/31/00		11.39	0.10	2.23	2.33	(0.07)	(0.63)	(0.70)
	12/31/99		11.44	0.08	(0.03)	0.05	(0.10)	—	(0.10)

AST DeAM	06/30/04		$11.10	$0.01	$0.76	$0.77	$(0.02)	$(0.57)	$(0.59)
Small-Cap Value	12/31/03		7.75	0.03	3.33	3.36	(0.01)	—	(0.01)
	12/31/02	(8)	10.00	0.02	(2.27)	(2.25)	—	—	—

AST Goldman Sachs	06/30/04		$3.79	$(0.01)	$0.24	$0.23	$—	$—	$—
Mid-Cap Growth	12/31/03		2.88	(0.01)	0.92	0.91	—	—	—
	12/31/02		3.97	(0.02)	(1.07)	(1.09)	—	—	—
	12/31/01		6.64	(0.03)	(2.64)	(2.67)	— †	—	— †
	12/31/00	(5)	10.00	0.01	(3.37)	(3.36)	—	—	—

(1)	Annualized for periods less than one year.
(2)	Commenced operations on January 4, 1999.
(5)	Commenced operations on May 1, 2000.
(6)	Commenced operations on October 23, 2000.
(8)	Commenced operations on May 1, 2002.
*	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan, as described in Note 3 to the Financial Statements.
†	Amount represents less than $0.005 per share.

See Notes to Financial Statements.

	Supplemental Data			Ratio of Expenses to Average Net Assets(1)*
Net Asset Value End of Period	Total Return	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	After Advisory Fee Waiver and Expense Reimbursement	Before Advisory Fee Waiver and Expense Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets(1)
$7.79	2.10%	$347,806	83%	1.02%	1.17%	(0.66%)
7.63	47.58%	403,430	185%	1.02%	1.17%	(0.19%)
5.17	(26.46%)	293,297	132%	1.00%	1.15%	(0.12%)
7.03	(28.43%)	537,324	196%	1.16%	1.17%	(0.64%)
11.72	(20.95%)	791,839	136%	1.11%	1.13%	(0.67%)
15.59	55.90%	841,984	133%	1.14%	1.14%	(0.67%)

$9.25	9.46%	$260,740	49%	1.20%	1.20%	(0.92%)
8.61	69.16%	187,565	96%	1.22%	1.22%	(0.99%)
5.09	(29.19%)	39,072	250%	1.35%	1.38%	(1.02%)
7.22	(20.61%)	49,489	244%	1.35%	1.78%	(0.84%)
9.10	(9.00%)	1,938	49%	1.35%	7.22%	2.67%

$18.83	5.50%	$315,604	33%	1.22%	1.22%	0.19%
18.12	41.08%	343,442	67%	1.26%	1.26%	0.40%
12.96	(7.93%)	315,101	129%	1.27%	1.27%	0.62%
15.55	9.91%	432,511	159%	1.18%	1.18%	0.69%
14.55	33.85%	227,759	67%	1.15%	1.15%	(0.13%)
10.87	8.81%	74,192	85%	1.24%	1.24%	(0.36%)

$16.81	7.08%	$847,382	10%	1.07%	1.07%	0.10%
15.70	35.78%	774,416	26%	1.10%	1.10%	0.04%
11.59	(9.38%)	501,070	24%	1.10%	1.10%	0.20%
13.07	6.98%	538,479	59%	1.08%	1.08%	0.54%
13.02	21.86%	333,586	88%	1.12%	1.12%	0.87%
11.39	0.58%	261,493	26%	1.11%	1.11%	0.64%

$11.28	7.19%	$66,753	133%	1.15%	1.31%	0.20%
11.10	43.46%	51,980	193%	1.15%	1.36%	0.62%
7.75	(22.50%)	13,419	122%	1.15%	1.48%	0.43%

$4.02	6.07%	$214,364	29%	1.24%	1.34%	(0.38%)
3.79	31.60%	160,549	59%	1.31%	1.41%	(0.54%)
2.88	(27.46%)	61,373	162%	1.31%	1.33%	(0.65%)
3.97	(40.17%)	71,039	203%	1.34%	1.34%	(0.63%)
6.64	(33.60%)	65,098	55%	1.28%	1.28%	0.18%

American Skandia Trust

Financial Highlights (continued)

Per Share Data (for a share outstanding throughout each period)

(Unaudited)

				Increase (Decrease) from Investment Operations			Less Distributions
Portfolio	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
AST Neuberger Berman	06/30/04		$12.26	$(0.05)	$0.96	$0.91	$—	$—	$—
Mid-Cap Growth	12/31/03		9.39	(0.09)	2.96	2.87	—	—	—
	12/31/02		13.65	(0.13)	(4.13)	(4.26)	—	—	—
	12/31/01		21.63	(0.06)	(5.02)	(5.08)	—	(2.90)	(2.90)
	12/31/00		24.03	(0.04)	(1.74)	(1.78)	—	(0.62)	(0.62)
	12/31/99		17.26	(0.11)	8.21	8.10	—	(1.33)	(1.33)

AST Neuberger Berman	06/30/04		$17.80	$0.02	$1.39	$1.41	$(0.02)	$(0.45)	$(0.47)
Mid-Cap Value	12/31/03		13.09	0.02	4.72	4.74	(0.03)	—	(0.03)
	12/31/02		15.41	0.03	(1.56)	(1.53)	(0.08)	(0.71)	(0.79)
	12/31/01		16.85	0.08	(0.60)	(0.52)	(0.02)	(0.90)	(0.92)
	12/31/00		13.32	0.02	3.60	3.62	(0.04)	(0.05)	(0.09)
	12/31/99		13.16	0.10	0.60	0.70	(0.24)	(0.30)	(0.54)

AST Alger	06/30/04		$4.96	$(0.02)	$0.34	$0.32	$—	$—	$—
All-Cap Growth	12/31/03		3.66	(0.02)	1.32	1.30	—	—	—
	12/31/02		5.70	(0.04)	(2.00)	(2.04)	—	—	—
	12/31/01		6.84	(0.02)	(1.12)	(1.14)	—	—	—
	12/31/00	(4)	10.00	—	(3.16)	(3.16)	—	—	—

AST Gabelli	06/30/04		$10.46	$0.02	$0.49	$0.51	$(0.03)	$—	$(0.03)
All-Cap Value	12/31/03		7.77	0.04	2.72	2.76	(0.07)	—	(0.07)
	12/31/02		9.86	0.06	(2.09)	(2.03)	(0.06)	—	(0.06)
	12/31/01		10.09	0.04	(0.25)	(0.21)	(0.01)	(0.01)	(0.02)
	12/31/00	(6)	10.00	0.03	0.06	0.09	—	—	—

AST T. Rowe Price	06/30/04		$17.45	$0.05	$1.45	$1.50	$(0.20)	$—	$(0.20)
Natural Resources	12/31/03		13.56	0.12	4.25	4.37	(0.20)	(0.28)	(0.48)
	12/31/02		15.12	0.07	(0.85)	(0.78)	(0.24)	(0.54)	(0.78)
	12/31/01		16.50	0.15	(0.04)	0.11	(0.20)	(1.29)	(1.49)
	12/31/00		13.16	0.17	3.31	3.48	(0.14)	—	(0.14)
	12/31/99		11.97	0.14	2.67	2.81	(0.18)	(1.44)	(1.62)

AST Alliance Growth	06/30/04		$8.35	$(0.01)	$0.20	$0.19	$—	$—	$—
	12/31/03		6.75	(0.01)	1.61	1.60	—	—	—
	12/31/02		9.78	(0.03)	(3.00)	(3.03)	—	—	—
	12/31/01		15.15	(0.02)	(1.93)	(1.95)	—	(3.42)	(3.42)
	12/31/00		18.95	—	(2.24)	(2.24)	—	(1.56)	(1.56)
	12/31/99		16.07	(0.07)	4.85	4.78	—	(1.90)	(1.90)

(1)	Annualized for periods less than one year.
(4)	Commenced operations on January 3, 2000.
(6)	Commenced operations on October 23, 2000.
*	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan, as described in Note 3 to the Financial Statements.

See Notes to Financial Statements.

	Supplemental Data			Ratios of Expenses to Average Net Assets(1)*
Net Asset Value End of Period	Total Return	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	After Advisory Fee Waiver and Expense Reimbursement	Before Advisory Fee Waiver and Expense Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets
$13.17	7.42%	$370,715	48%	1.17%	1.17%	(0.72%)
12.26	30.56%	360,010	150%	1.17%	1.17%	(0.83%)
9.39	(31.21%)	287,458	104%	1.16%	1.16%	(0.84%)
13.65	(25.79%)	518,580	117%	1.12%	1.12%	(0.60%)
21.63	(8.07%)	719,405	121%	1.09%	1.09%	(0.55%)
24.03	51.37%	394,325	148%	1.13%	1.13%	(0.71%)

$18.74	8.07%	$1,134,746	40%	1.13%	1.13%	0.21%
17.80	36.32%	1,027,374	70%	1.15%	1.15%	0.15%
13.09	(10.56%)	760,973	92%	1.16%	1.16%	0.20%
15.41	(3.03%)	1,003,034	221%	1.22%	1.22%	0.55%
16.85	27.49%	978,649	220%	1.24%	1.24%	0.19%
13.32	5.67%	664,383	176%	1.13%	1.13%	0.39%

$5.28	6.45%	$378,983	70%	1.43%	1.43%	(0.77%)
4.96	35.52%	402,505	159%	1.40%	1.40%	(0.53%)
3.66	(35.79%)	323,286	182%	1.29%	1.29%	(0.67%)
5.70	(16.67%)	743,059	150%	1.20%	1.20%	(0.37%)
6.84	(31.60%)	205,079	123%	1.24%	1.24%	(0.05%)

$10.94	4.87%	$189,269	12%	1.20%	1.20%	0.29%
10.46	35.85%	181,874	30%	1.20%	1.20%	0.41%
7.77	(20.71%)	113,557	28%	1.19%	1.19%	0.63%
9.86	(2.18%)	158,886	68%	1.20%	1.20%	0.89%
10.09	0.90%	14,165	31%	1.45%	1.59%	2.71%

$18.75	8.70%	$176,241	32%	1.18%	1.18%	0.44%
17.45	33.52%	170,860	43%	1.17%	1.17%	0.77%
13.56	(5.53%)	122,686	56%	1.16%	1.16%	0.54%
15.12	0.70%	135,550	36%	1.08%	1.11%	0.85%
16.50	26.79%	134,644	96%	1.14%	1.20%	1.13%
13.16	28.11%	102,225	72%	1.16%	1.16%	1.11%

$8.54	2.28%	$277,504	49%	1.17%	1.18%	(0.36%)
8.35	23.70%	237,056	63%	1.16%	1.16%	(0.14%)
6.75	(30.98%)	240,490	59%	1.13%	1.13%	(0.31%)
9.78	(14.72%)	452,984	106%	1.13%	1.13%	(0.22%)
15.15	(13.74%)	467,362	135%	1.16%	1.16%	(0.46%)
18.95	33.91%	364,454	316%	1.11%	1.11%	(0.50%)

American Skandia Trust

Financial Highlights (continued)

Per Share Data (for a share outstanding throughout each period)

(Unaudited)

				Increase (Decrease) from Investment Operations			Less Distributions
Portfolio	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
AST MFS	06/30/04		$7.30	$(0.01)	$0.30	$0.29	$—	$—	$—
Growth	12/31/03		5.94	(0.01)	1.37	1.36	—	—	—
	12/31/02		8.27	(0.02)	(2.31)	(2.33)	—	—	—
	12/31/01		10.56	(0.01)	(2.28)	(2.29)	— †	—	—
	12/31/00		11.30	0.01	(0.75)	(0.74)	—	—	—
	12/31/99	(3)	10.00	0.01	1.29	1.30	—	—	—

AST Marsico	06/30/04		$15.44	$— †	$0.39	$0.39	$—	$—	$—
Capital Growth	12/31/03		11.72	(0.02)	3.74	3.72	—	—	—
	12/31/02		13.88	(0.04)	(2.12)	(2.16)	—	—	—
	12/31/01		18.10	(0.04)	(3.84)	(3.88)	—	(0.34)	(0.34)
	12/31/00		21.63	(0.01)	(3.00)	(3.01)	—	(0.52)	(0.52)
	12/31/99		14.20	(0.03)	7.48	7.45	(0.01)	(0.01)	(0.02)

AST Goldman Sachs	06/30/04		$20.85	$(0.02)	$(0.36)	$(0.38)	$—	$—	$—
Concentrated Growth	12/31/03		16.71	(0.05)	4.25	4.20	(0.06)	—	(0.06)
	12/31/02		23.97	0.06	(7.18)	(7.12)	(0.14)	—	(0.14)
	12/31/01		35.08	0.13	(11.24)	(11.11)	—	—	—
	12/31/00		55.21	(0.06)	(15.55)	(15.61)	(0.07)	(4.45)	(4.52)
	12/31/99		37.00	0.05	19.65	19.70	—	(1.49)	(1.49)

AST DeAM	06/30/04		$9.85	$0.06	$0.45	$0.51	$(0.09)	$—	$(0.09)
Large-Cap Value	12/31/03		7.85	0.09	1.98	2.07	(0.07)	—	(0.07)
	12/31/02		9.30	0.06	(1.48)	(1.42)	(0.03)	—	(0.03)
	12/31/01		9.85	0.01	(0.55)	(0.54)	(0.01)	—	(0.01)
	12/31/00	(6)	10.00	0.03	(0.18)	(0.15)	—	—	—

AST Hotchkis & Wiley	06/30/04		$14.66	$0.08	$0.07	$0.15	$(0.23)	$—	$(0.23)
Large-Cap Value	12/31/03		12.55	0.24	2.18	2.42	(0.31)	—	(0.31)
	12/31/02		15.59	0.30	(2.96)	(2.66)	(0.38)	—	(0.38)
	12/31/01		17.59	0.34	(1.82)	(1.48)	(0.36)	(0.16)	(0.52)
	12/31/00		18.65	0.38	0.32	0.70	(0.36)	(1.40)	(1.76)
	12/31/99		17.50	0.36	1.61	1.97	(0.32)	(0.50)	(0.82)

(1)	Annualized for periods less than one year.
(3)	Commenced operations on October 18, 1999.
(6)	Commenced operations on October 23, 2000.
*	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan, as described in Note 3 to the Financial Statements.
†	Amount represents less than $0.005 per share.

See Notes to Financial Statements.

	Supplemental Data			Ratios of Expenses to Average Net Assets(1)*
Net Asset Value End of Period	Total Return	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	After Advisory Fee Waiver and Expense Reimbursement	Before Advisory Fee Waiver and Expense Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets
$7.59	3.97%	$571,635	91%	1.10%	1.10%	(0.34%)
7.30	22.90%	593,307	262%	1.25%	1.25%	(0.20%)
5.94	(28.17%)	526,085	198%	1.18%	1.18%	(0.28%)
8.27	(21.68%)	974,397	210%	1.11%	1.11%	(0.12%)
10.56	(6.53%)	82,051	243%	1.24%	1.24%	0.08%
11.30	13.00%	4,868	60%	1.35%	1.35%	0.76%

$15.83	2.53%	$1,882,002	53%	1.08%	1.10%	(0.05%)
15.44	31.74%	1,710,581	82%	1.10%	1.11%	(0.21%)
11.72	(15.56%)	1,081,101	109%	1.09%	1.10%	(0.29%)
13.88	(21.71%)	1,252,427	111%	1.06%	1.08%	(0.25%)
18.10	(14.25%)	1,770,849	118%	1.04%	1.06%	(0.09%)
21.63	52.58%	1,723,736	115%	1.08%	1.08%	(0.25%)

$20.47	(1.82%)	$1,040,149	11%	1.05%	1.12%	(0.17%)
20.85	25.25%	1,151,200	21%	1.06%	1.13%	(0.26%)
16.71	(29.84%)	1,147,612	109%	1.06%	1.09%	0.23%
23.97	(31.67%)	2,452,732	46%	1.04%	1.07%	0.45%
35.08	(30.97%)	4,262,410	34%	1.00%	1.04%	(0.13%)
55.21	55.01%	5,923,778	35%	1.00%	1.04%	0.12%

$10.27	5.16%	$150,573	106%	0.99%	1.12%	1.25%
9.85	26.59%	133,821	161%	0.99%	1.09%	1.13%
7.85	(15.30%)	109,994	202%	1.07%	1.15%	0.96%
9.30	(5.53%)	45,357	134%	1.35%	1.35%	0.51%
9.85	(1.50%)	6,351	1%	1.35%	2.41%	3.39%

$14.58	1.04%	$593,369	108%	0.92%	0.94%	0.87%
14.66	19.94%	640,112	100%	0.98%	0.98%	1.50%
12.55	(17.49%)	660,533	32%	0.95%	0.95%	1.80%
15.59	(8.59%)	1,029,069	26%	0.91%	0.92%	2.17%
17.59	4.74%	1,173,070	55%	0.94%	0.95%	2.25%
18.65	11.74%	1,048,064	76%	0.93%	0.93%	2.10%

American Skandia Trust

Financial Highlights (continued)

Per Share Data (for a share outstanding throughout each period)

(Unaudited)

				Increase (Decrease) from Investment Operations			Less Distributions
Portfolio	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
AST Alliance/Bernstein	06/30/04		$9.08	$0.01	$0.34	$0.35	$(0.03)	$—	$(0.03)
Growth + Value	12/31/03		7.25	0.03	1.85	1.88	(0.05)	—	(0.05)
	12/31/02		9.71	0.06	(2.47)	(2.41)	(0.01)	(0.04)	(0.05)
	12/31/01	(7)	10.00	0.01	(0.30)	(0.29)	—	—	—

AST Sanford Bernstein	06/30/04		$11.17	$0.05	$0.41	$0.46	$(0.15)	$(0.27)	$(0.42)
Core Value	12/31/03		8.77	0.18	2.28	2.46	(0.06)	—	(0.06)
	12/31/02		10.14	0.09	(1.43)	(1.34)	(0.03)	—	(0.03)
	12/31/01	(7)	10.00	0.04	0.10	0.14	—	—	—

AST Cohen & Steers Realty	06/30/04		$12.91	$0.19	$0.75	$0.94	$(0.32)	$(0.19)	$(0.51)
	12/31/03		10.05	0.49	3.02	3.51	(0.41)	(0.24)	(0.65)
	12/31/02		10.11	0.49	(0.22)	0.27	(0.33)	—	(0.33)
	12/31/01		10.18	0.50	(0.23)	0.27	(0.34)	—	(0.34)
	12/31/00		8.36	0.32	1.78	2.10	(0.28)	—	(0.28)
	12/31/99		8.41	0.33	(0.15)	0.18	(0.23)	—	(0.23)

AST Sanford Bernstein	06/30/04		$10.98	$0.05	$0.33	$0.38	$(0.10)	$—	$(0.10)
Managed Index 500	12/31/03		8.75	0.11	2.24	2.35	(0.12)	—	(0.12)
	12/31/02		11.14	0.11	(2.39)	(2.28)	(0.11)	—	(0.11)
	12/31/01		12.63	0.11	(1.36)	(1.25)	(0.11)	(0.13)	(0.24)
	12/31/00		14.96	0.10	(1.40)	(1.30)	(0.08)	(0.95)	(1.03)
	12/31/99		12.78	0.08	2.56	2.64	(0.06)	(0.40)	(0.46)

AST American Century	06/30/04		$11.95	$0.07	$0.47	$0.54	$(0.14)	$—	$(0.14)
Income & Growth	12/31/03		9.41	0.15	2.51	2.66	(0.12)	—	(0.12)
	12/31/02		11.84	0.12	(2.45)	(2.33)	(0.10)	—	(0.10)
	12/31/01		13.02	0.10	(1.19)	(1.09)	(0.09)	—	(0.09)
	12/31/00		15.65	0.07	(1.74)	(1.67)	(0.08)	(0.88)	(0.96)
	12/31/99		13.47	0.09	2.84	2.93	(0.11)	(0.64)	(0.75)

AST Alliance	06/30/04		$17.71	$0.08	$0.43	$0.51	$(0.13)	$—	$(0.13)
Growth and Income	12/31/03		13.57	0.14	4.19	4.33	(0.19)	—	(0.19)
	12/31/02		18.70	0.18	(4.35)	(4.17)	(0.13)	(0.83)	(0.96)
	12/31/01		21.38	0.12	(0.15)	(0.03)	(0.19)	(2.46)	(2.65)
	12/31/00		23.50	0.19	0.57	0.76	(0.23)	(2.65)	(2.88)
	12/31/99		21.68	0.23	3.04	3.27	(0.25)	(1.20)	(1.45)

(1)	Annualized for periods less than one year.
(7)	Commenced operations on May 1, 2001.
*	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan, as described in Note 3 to the Financial Statements.

See Notes to Financial Statements.

	Supplemental Data			Ratios of Expenses to Average Net Assets(1)*
Net Asset Value End of Period	Total Return	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	After Advisory Fee Waiver and Expense Reimbursement	Before Advisory Fee Waiver and Expense Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets
$9.40	3.88%	$70,698	14%	1.21%	1.21%	0.23%
9.08	26.10%	63,837	25%	1.15%	1.15%	0.50%
7.25	(25.00%)	32,065	43%	1.15%	1.15%	0.60%
9.71	(2.80%)	34,007	95%	1.35%	1.45%	0.46%

$11.21	4.25%	$230,314	19%	1.08%	1.08%	1.29%
11.17	28.31%	192,547	90%	1.14%	1.14%	1.55%
8.77	(13.24%)	199,176	28%	1.00%	1.00%	1.63%
10.14	1.40%	44,100	25%	1.15%	1.15%	1.36%

$13.34	7.18%	$293,282	18%	1.21%	1.24%	3.24%
12.91	37.43%	289,502	34%	1.24%	1.24%	5.43%
10.05	2.65%	177,520	60%	1.26%	1.26%	5.11%
10.11	2.85%	139,631	59%	1.21%	1.21%	5.01%
10.18	26.19%	132,486	59%	1.28%	1.28%	5.21%
8.36	2.26%	56,697	51%	1.27%	1.27%	4.95%

$11.26	3.46%	$582,916	20%	0.82%	0.82%	0.89%
10.98	27.32%	541,492	45%	0.84%	0.84%	1.03%
8.75	(20.64%)	441,169	36%	0.84%	0.84%	1.04%
11.14	(10.01%)	623,363	54%	0.77%	0.78%	0.95%
12.63	(8.82%)	704,897	84%	0.78%	0.78%	0.84%
14.96	21.23%	633,567	101%	0.79%	0.77%	0.74%

$12.35	4.55%	$434,072	62%	1.02%	1.02%	1.46%
11.95	28.78%	305,810	81%	0.99%	0.99%	1.46%
9.41	(19.81%)	259,122	83%	0.98%	0.98%	1.04%
11.84	(8.44%)	374,739	55%	0.94%	0.94%	0.76%
13.02	(10.77%)	487,880	61%	0.94%	0.94%	0.68%
15.65	22.98%	360,630	125%	0.98%	0.98%	0.86%

$18.09	2.88%	$1,950,106	31%	0.91%	0.94%	0.95%
17.71	32.43%	1,836,529	62%	0.97%	0.99%	1.01%
13.57	(23.28%)	1,169,698	79%	0.96%	0.98%	0.99%
18.70	(0.48%)	1,875,230	103%	0.94%	0.96%	0.74%
21.38	5.52%	1,595,755	144%	1.05%	1.06%	0.96%
23.50	16.09%	1,498,306	69%	0.92%	0.94%	1.09%

American Skandia Trust

Financial Highlights (continued)

Per Share Data (for a share outstanding throughout each period)

(Unaudited)

			Increase (Decrease) from Investment Operations			Less Distributions
Portfolio	Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
AST DeAM	06/30/04	$11.07	$0.25	$0.13	$0.38	$(0.13)	$—	$(0.13)
Global Allocation	12/31/03	9.38	0.12	1.69	1.81	(0.12)	—	(0.12)
	12/31/02	11.46	0.11	(1.84)	(1.73)	(0.35)	—	(0.35)
	12/31/01	13.30	0.34	(1.87)	(1.53)	(0.31)	—	(0.31)
	12/31/00	15.24	0.34	(0.89)	(0.55)	(0.32)	(1.07)	(1.39)
	12/31/99	14.13	0.32	2.30	2.62	(0.35)	(1.16)	(1.51)

AST American Century	06/30/04	$12.92	$0.09	$0.23	$0.32	$(0.18)	$—	$(0.18)
Strategic Balanced	12/31/03	11.14	0.18	1.87	2.05	(0.27)	—	(0.27)
	12/31/02	12.62	0.26	(1.47)	(1.21)	(0.27)	—	(0.27)
	12/31/01	13.70	0.27	(0.78)	(0.51)	(0.25)	(0.32)	(0.57)
	12/31/00	15.30	0.32	(0.81)	(0.49)	(0.23)	(0.88)	(1.11)
	12/31/99	13.66	0.20	1.56	1.76	(0.12)	—	(0.12)

AST T. Rowe Price	06/30/04	$15.36	$0.14	$0.32	$0.46	$(0.24)	$—	$(0.24)
Asset Allocation	12/31/03	12.74	0.24	2.73	2.97	(0.35)	—	(0.35)
	12/31/02	15.05	0.34	(1.76)	(1.42)	(0.39)	(0.50)	(0.89)
	12/31/01	18.12	0.41	(1.21)	(0.80)	(0.52)	(1.75)	(2.27)
	12/31/00	18.86	0.52	(0.63)	(0.11)	(0.45)	(0.18)	(0.63)
	12/31/99	17.47	0.44	1.32	1.76	(0.36)	(0.01)	(0.37)

AST T. Rowe Price	06/30/04	$12.10	$0.10	$(0.23)	$(0.13)	$(0.72)	$(0.20)	$(0.92)
Global Bond	12/31/03	11.10	0.27	1.12	1.39	(0.37)	(0.02)	(0.39)
	12/31/02	9.65	0.05	1.40	1.45	—	—	—
	12/31/01	9.40	0.56	(0.31)	0.25	—	—	—
	12/31/00	9.60	0.48	(0.53)	(0.05)	(0.15)	—	(0.15)
	12/31/99	11.46	0.33	(1.25)	(0.92)	(0.71)	(0.23)	(0.94)

AST Goldman Sachs	06/30/04	$8.77	$0.46	$(0.32)	$0.14	$(0.71)	$—	$(0.71)
High Yield	12/31/03	7.89	0.62	0.95	1.57	(0.69)	—	(0.69)
	12/31/02	8.86	0.69	(0.70)	(0.01)	(0.96)	—	(0.96)
	12/31/01	9.71	0.74	(0.66)	0.08	(0.93)	—	(0.93)
	12/31/00	11.92	1.18	(2.23)	(1.05)	(1.16)	—	(1.16)
	12/31/99	12.65	1.03	(0.77)	0.26	(0.91)	(0.08)	(0.99)

(1)	Annualized for periods less than one year.
*	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan, as described in Note 3 to the Financial Statements.

See Notes to Financial Statements.

	Supplemental Data			Ratios of Expenses to Average Net Assets(1)*
Net Asset Value End of Period	Total Return	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	After Advisory Fee Waiver and Expense Reimbursement	Before Advisory Fee Waiver and Expense Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets
$11.32	3.42%	$244,097	35%	0.15%	0.15%	4.16%
11.07	19.53%	264,808	18%	0.14%	0.14%	1.08%
9.38	(15.43%)	284,362	160%	0.47%	0.47%	0.91%
11.46	(11.73%)	481,159	77%	0.89%	0.95%	2.68%
13.30	(4.36%)	622,641	60%	0.95%	0.95%	2.70%
15.24	20.85%	499,571	154%	1.00%	1.00%	2.37%

$13.06	2.47%	$229,977	122%	1.10%	1.11%	1.40%
12.92	18.87%	235,818	145%	1.11%	1.11%	1.57%
11.14	(9.74%)	179,368	126%	1.10%	1.10%	2.16%
12.62	(3.80%)	210,722	124%	1.08%	1.08%	2.19%
13.70	(3.11%)	217,483	125%	1.10%	1.10%	2.33%
15.30	12.97%	216,748	104%	1.10%	1.10%	1.93%

$15.58	3.04%	$383,103	48%	1.08%	1.09%	1.82%
15.36	24.02%	360,152	94%	1.12%	1.12%	1.84%
12.74	(9.89%)	269,119	107%	1.11%	1.11%	2.37%
15.05	(4.79%)	332,791	103%	1.10%	1.10%	2.46%
18.12	(0.48%)	395,375	43%	1.08%	1.08%	2.64%
18.86	10.28%	447,542	17%	1.07%	1.07%	2.65%

$11.05	(1.27%)	$234,957	69%	1.07%	1.07%	2.54%
12.10	12.86%	229,630	196%	1.06%	1.06%	2.57%
11.10	15.03%	209,594	323%	1.06%	1.06%	3.13%
9.65	2.66%	108,014	187%	0.87%	1.08%	4.83%
9.40	(0.45%)	122,200	171%	1.12%	1.12%	4.35%
9.60	(8.33%)	138,144	106%	1.11%	1.11%	3.51%

$8.20	1.66%	$638,757	31%	0.93%	0.93%	7.24%
8.77	21.59%	868,511	65%	0.93%	0.93%	7.56%
7.89	0.04%	576,441	41%	0.94%	0.94%	9.02%
8.86	0.14%	525,821	48%	0.95%	0.95%	10.22%
9.71	(9.69%)	497,882	20%	0.96%	0.96%	10.36%
11.92	2.00%	623,788	39%	0.94%	0.94%	9.09%

American Skandia Trust

Financial Highlights (continued)

Per Share Data (for a share outstanding throughout each period)

(Unaudited)

				Increase (Decrease) from Investment Operations					Less Distributions
Portfolio	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gain (Loss)	Total from Investment Operations		From Net Investment Income	From Net Realized Gains	Total Distributions
AST Lord Abbett	06/30/04		$11.44	$0.25		$(0.27)	$(0.02)		$(0.39)	$(0.04)	$(0.43)
Bond-Debenture	12/31/03		10.07	0.44		1.37	1.81		(0.44)	—	(0.44)
	12/31/02		10.45	0.42		(0.39)	0.03		(0.41)	—	(0.41)
	12/31/01		10.15	0.39		(0.08)	0.31		(0.01)	—	(0.01)
	12/31/00	(6)	10.00	0.02		0.13	0.15		—	—	—

AST PIMCO Total	06/30/04		$11.99	$0.10		$(0.03)	$0.07		$(0.48)	$(0.08)	$(0.56)
Return Bond	12/31/03		12.24	0.35		0.27	0.62		(0.43)	(0.44)	(0.87)
	12/31/02		11.93	0.39		0.66	1.05		(0.52)	(0.22)	(0.74)
	12/31/01		11.60	0.56		0.42	0.98		(0.65)	—	(0.65)
	12/31/00		10.99	0.65		0.56	1.21		(0.60)	—	(0.60)
	12/31/99		12.02	0.58		(0.71)	(0.13)		(0.52)	(0.38)	(0.90)

AST PIMCO Limited	06/30/04		$11.37	$0.10		$(0.07)	$0.03		$(0.35)	$(0.13)	$(0.48)
Maturity Bond	12/31/03		11.36	0.22		0.14	0.36		(0.22)	(0.13)	(0.35)
	12/31/02		11.30	0.24		0.43	0.67		(0.47)	(0.14)	(0.61)
	12/31/01		11.07	0.50		0.36	0.86		(0.63)	—	(0.63)
	12/31/00		10.84	0.68		0.17	0.85		(0.62)	—	(0.62)
	12/31/99		11.08	0.59		(0.22)	0.37		(0.61)	—	(0.61)

AST Money Market	06/30/04		$1.00	$—	†	$—	$—	†	$— †	$— †	$—
	12/31/03		1.00	—	†	—	—	†	— †	— †	—
	12/31/02		1.00	0.01		—	0.01		(0.01)	— †	(0.01)
	12/31/01		1.00	0.04		—	0.04		(0.04)	— †	(0.04)
	12/31/00		1.00	0.06		—	0.06		(0.06)	— †	(0.06)
	12/31/99		1.00	0.04		—	0.04		(0.04)	— †	(0.04)

(1)	Annualized for periods less than one year.
(6)	Commenced operations on October 23, 2000.
*	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan, as described in Note 3 to the Financial Statements.
†	Amount represents less than $0.005 per share.

See Notes to Financial Statements.

	Supplemental Data			Ratios of Expenses to Average Net Assets(1)*
Net Asset Value End of Period	Total Return	Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	After Advisory Fee Waiver and Expense Reimbursement	Before Advisory Fee Waiver and Expense Reimbursement	Ratio of Net Investment Income (Loss) to Average Net Assets
$10.99	(0.21%)	$368,654	24%	1.01%	1.02%	5.17%
11.44	18.74%	346,412	84%	1.04%	1.04%	6.31%
10.07	0.41%	164,939	43%	1.04%	1.04%	7.16%
10.45	3.04%	62,456	102%	1.10%	1.10%	7.23%
10.15	1.50%	6,783	9%	1.20%	3.07%	4.39%

$11.50	0.51%	$2,181,820	90%	0.78%	0.81%	1.97%
11.99	5.32%	2,107,944	222%	0.78%	0.80%	2.85%
12.24	9.22%	2,255,048	229%	0.78%	0.80%	3.90%
11.93	8.87%	1,638,346	343%	0.79%	0.81%	5.02%
11.60	11.57%	1,258,218	365%	0.82%	0.82%	6.14%
10.99	(1.09%)	1,005,763	227%	0.82%	0.82%	5.46%

$10.92	0.23%	$884,191	39%	0.81%	0.82%	1.56%
11.37	3.28%	1,005,924	208%	0.82%	0.82%	1.74%
11.36	6.21%	1,058,843	271%	0.83%	0.83%	2.87%
11.30	7.97%	611,197	445%	0.83%	0.83%	5.10%
11.07	8.43%	417,842	171%	0.87%	0.87%	6.14%
10.84	3.37%	406,604	178%	0.86%	0.86%	5.51%

$1.00	0.27%	$1,807,314	N/A	0.58%	0.63%	0.53%
1.00	0.63%	1,762,117	N/A	0.59%	0.64%	0.63%
1.00	1.29%	2,744,716	N/A	0.58%	0.63%	1.27%
1.00	3.77%	2,652,093	N/A	0.59%	0.64%	3.60%
1.00	6.07%	2,244,193	N/A	0.60%	0.65%	5.93%
1.00	4.60%	2,409,157	N/A	0.60%	0.65%	4.52%

American Skandia Trust

Semiannual Report

June 30, 2004

Board of Directors

Saul K. Fenster, Ph.D.	Thomas M. O’Brien
President Emeritus,	President and Chief Executive Officer,
New Jersey Institute of Technology	Atlantic Bank of New York

Delayne Dedrick Gold	David R. Odenath, Jr.
Marketing Consultant	President,
Prudential Annuities

Robert F. Gunia	John A. Pileski
Executive Vice President and	Retired Tax Partner,
Chief Administrative Officer,	KPMG, LLP
Prudential Investments LLC

W. Scott McDonald, Jr., Ph.D.	F. Don Schwartz
Management Consultant,	Management Consultant
Kaludis Consulting Group, Inc.

Thomas T. Mooney
Chief Executive Officer,
The Rochester Business Alliance

American Skandia Life	PRESORTED STD U.S. POSTAGE PAID LOUISVILLE KY PERMIT 1051
Assurance Corporation
Tower One Corporate Drive
Shelton, CT 06484

Annuities are sold by prospectus, which contains complete information on risk factors, fees and surrender charges, as well as conditions, limitations and terms for keeping it in force that may apply. Your licensed financial professional can provide you with costs and complete details. Annuities are issued by American Skandia Life Assurance Corporation (“American Skandia”) and distributed by American Skandia Marketing Incorporated.

American Skandia is solely responsible for its respective financial conditions and contractual obligations. Guarantees are based on the claims-paying ability of the issuing company. Both companies are located at One Corporate Drive, P.O. Box 883, Shelton, Ct 06484. All are Prudential Financial companies.

B1-0604

Item 2	– Code of Ethics – – Not required as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4	– Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9	– Submission of Matters to a Vote of Security Holders: None.

Item 10	– Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11	– Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Skandia Trust

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary

Date August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 19, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 19, 2004

*	Print the name and title of each signing officer under his or her signature.